              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

                              ON DECEMBER 1, 1998

                       REGISTRATION NO. 33-57684; 811-7454

-------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                        --------------------------------

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 12                   [X]

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 14                         [X]

                        (CHECK APPROPRIATE BOX OR BOXES)
                              ---------------------

                              PACIFIC CAPITAL FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)
                              ---------------------

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 554-3862

                                  IRIMGA MCKAY
                              1230 COLUMBIA STREET
                           SAN DIEGO, CALIFORNIA 92101
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH A COPY TO:
                              MICHAEL GLAZER, ESQ.
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                             555 SOUTH FLOWER STREET
                          LOS ANGELES, CALIFORNIA 90071

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):



         [X]      IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

         [ ]      ON (DATE) PURSUANT TO PARAGRAPH (b)

         [ ]      60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(i)

         [ ]      ON (DATE) PURSUANT TO PARAGRAPH (a)(i)

         [ ]      75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(ii)

         [ ]      ON (DATE) PURSUANT TO PARAGRAPH (a)(ii) OF RULE 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

         [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT

                                   QUESTIONS?


                           Call 800-258-9232 or your


                           investment representative.


                          [PACIFIC CAPITAL FUNDS LOGO]


                                   Managed by


                             Pacific Century Trust


                                 a Division of

                                 Bank of Hawaii

                            ------------------------


                               Growth Stock Fund


                             Growth and Income Fund


                                   Value Fund


                                 Small Cap Fund


                              New Asia Growth Fund


                            International Stock Fund


                            Tax-Free Securities Fund


                  Tax-Free Short Intermediate Securities Fund


                         Diversified Fixed Income Fund


                         U.S. Treasury Securities Fund


                Short Intermediate U.S. Treasury Securities Fund


                                 Balanced Fund

                            ------------------------

                                    Class Y


                              Institutional Shares


                                December 1, 1998

         PACIFIC CAPITAL FUNDS                         TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES



                                        LOGO
                                        LOGO
Carefully review this                               3  Growth Stock Fund
important section, which                            6  Growth and Income Fund
summarizes each Fund's                              9  Value Fund
investments, risks, past                           11  Small Cap Fund
performance, and fees.                             13  New Asia Growth Fund
                                                   16  International Stock Fund
                                                   18  Tax-Free Securities Fund
                                                   21  Tax-Free Short Intermediate Securities Fund
                                                   24  Diversified Fixed Income Fund
                                                   27  U.S. Treasury Securities Fund
                                                   30  Short Intermediate U.S. Treasury Securities Fund
                                                   33  Balanced Fund

                                                INVESTMENT OBJECTIVES, POLICIES AND RISKS



                                        LOGO
                                        LOGO
Review this section for                            35  Growth Stock Fund
details on each Fund's                             35  Growth and Income Fund
investment strategies and                          35  Value Fund
risks.                                             35  Small Cap Fund
                                                   36  New Asia Growth Fund
                                                   36  International Stock Fund
                                                   37  Tax-Free Securities Fund
                                                   38  Tax-Free Short Intermediate Securities Fund
                                                   38  Diversified Fixed Income Fund
                                                   39  U.S. Treasury Securities Fund
                                                   39  Short Intermediate U.S. Treasury Securities Fund
                                                   39  Balanced Fund
                                                   40  Main Risks

                                                FUND MANAGEMENT



                                        LOGO
                                        LOGO
Review this section for                            44  The Investment Adviser
details on the people and                          45  The Sub-Advisers
organizations who oversee                          46  Portfolio Managers
the Funds.                                             The Distributor and Administrator

                                                SHAREHOLDER INFORMATION



                                        LOGO
                                        LOGO
Review this section for                            47  Pricing of Fund Shares
details on how shares are                          48  Purchasing and Adding to Your Shares
valued, how to purchase,                           51  Selling Your Shares
sell and exchange shares,                          53  General Policies on Selling Shares
related charges, and                               54  Exchanging Your Shares
payments of dividends and                          55  Dividends, Distributions and Taxes
distributions.

                                                OTHER INFORMATION ABOUT THE FUNDS



                                        LOGO
                                        LOGO
Review this section for                            57  Financial Highlights
details on selected
financial highlights of the
Funds.

             RISK/RETURN SUMMARY AND FUND EXPENSES      GROWTH STOCK FUND


                            RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE              - Long term capital appreciation
                                      - Secondarily, dividend income

    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of
    INVESTMENT STRATEGIES             common stocks of U.S. and foreign companies with market
                                      capitalizations (total market price of outstanding equity
                                      securities) greater than $750 million, and securities that are convertible into such common stocks. The Fund may invest a significant portion of its assets in smaller and newer
                                      companies. The Fund focuses on companies whose earnings are growing substantially faster than the average for the U.S.
                                      market.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. In addition, the performance of foreign
                                      securities depends on different political and economic
                                      environments and other overall economic conditions in
                                      countries where the Fund invests. The values of the Fund's convertible securities are also affected by movements in
                                      interest rates; if rates rise, the values of convertible
                                      securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - are investing for long term goals
                                      - want potential capital appreciation and are willing to
                                      accept the higher risks associated with investing in stocks
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - safety of principal
                                      - regular income
                                      - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.



                                        3
-

   RISK/RETURN SUMMARY AND FUND EXPENSES                GROWTH STOCK FUND



The two charts on this page
   show how the Growth Stock
   Fund has performed and
   provides some indication of
   the risks of investing in
   the Fund by showing how its
   performance has varied from
   year to year. The bar chart
   shows changes in the yearly
   performance of the Fund and
   its predecessor over a
   period of ten years to
   demonstrate that they have
   gained and lost value at
   differing times. The table
   below it compares the
   performance of the Fund and
   its predecessor over time
   to the S&P 500(R), a widely
   recognized index of U.S.
   common stocks.


Both charts assume
   reinvestment of dividends
   and distributions. Of
   course, past performance
   does not indicate how the
   Fund will perform in the
   future.

                                              PERFORMANCE BAR CHART AND TABLE

                                              YEAR-BY-YEAR TOTAL RETURNS AS OF
                                              12/31
                                              FOR CLASS Y SHARES*


1988                                                                       8.22
89                                                                           31
90                                                                         2.75
91                                                                        35.36
92                                                                         2.41
93                                                                         7.26
94                                                                        -1.17
95                                                                         30.1
96                                                                        15.03
97                                                                        30.52

                                                 Best quarter:  Q2 1997  +18.77%

                                                 Worst quarter: Q3 1990  -14.29%

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending
                                                     December 31, 1997)**



                                      PERFORMANCE       PAST       PAST 5       PAST 10         SINCE
                                      INCEPTION*        YEAR       YEARS         YEARS        INCEPTION
 CLASS Y                               10/31/77        30.52%      15.67%        15.38%         12.98%


 S&P 500(R) INDEX                      10/31/77        19.35%      22.92%        18.47%         16.70%



* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.



** For the period January 1, 1998 through September 30, 1998, the aggregate (non-annualized) total return of the Fund was 4.99% versus 6.01% for the S&P 500(R) Index.

   RISK/RETURN SUMMARY AND FUND EXPENSES                GROWTH STOCK FUND


As an investor in the Growth
   Stock Fund, you will pay
   the following fees and
   expenses. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.


                                              FEES AND EXPENSES


                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES
                                                Management fee                       0.80%
                                                Other expenses                       0.30%
                                                Total Fund operating expenses        1.10%



                                    (1) The Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.26%. TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER FOR CLASS Y SHARES ARE EXPECTED TO BE 1.06%. This expense limitation may be revised or canceled at anytime.



Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:


  - $10,000 investment in the
    Fund

  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.



                                              EXPENSE EXAMPLE


                                                                                      1      3      5       10
                                                                                   YEAR   YEARS  YEARS   YEARS
                                                CLASS Y SHARES                     $112   $350   $606   $1,340

LOGO
LOGO         RISK/RETURN SUMMARY AND FUND EXPENSES      GROWTH AND INCOME
             FUND


                            RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE              - Current income
                                      - Secondarily, long term capital appreciation


    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of
    INVESTMENT STRATEGIES             high quality, dividend paying common stocks of U.S.
                                      companies with market capitalizations (total market price of outstanding equity securities) greater than $750 million,
                                      and securities that are convertible into such common stocks.
                                      The Fund focuses on companies whose earnings are growing at above average rates in relation to other companies in their industries. The Fund seeks to produce a gross yield that
                                      approximates that of the average for companies in the S&P
                                      500(R).

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. The values of its
                                      convertible securities are also affected by movements in
                                      interest rates; if rates rise, the values of convertible
                                      securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want current income
                                      - want potential capital appreciation and are willing to
                                      accept higher risks associated with investing in stocks
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - safety of principal
                                      - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

  RISK/RETURN SUMMARY AND FUND EXPENSES            GROWTH AND INCOME FUND

   The two charts on this page
   show how the Growth and
   Income Fund has performed
   and provides some
   indication of the risks of
   investing in the Fund by
   showing how its performance
   has varied from year to
   year. The bar chart shows
   changes in the yearly
   performance of the Fund and
   its predecessor over a
   period of ten years to
   demonstrate that they have
   gained and lost value at
   differing times. The table
   below it compares the
   performance of the Fund and
   its predecessor over time
   to the S&P 500(R), a widely
   recognized index of U.S.
   common stocks.


   Both charts assume
   reinvestment of dividends
   and distributions. Of
   course, past performance
   does not indicate how the
   Fund will perform in the
   future.

PERFORMANCE BAR CHART AND TABLE


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                                              FOR CLASS Y SHARES*


1988                                                                      16.17

89                                                                        28.86

90                                                                        -1.58

91                                                                        24.23

92                                                                         1.08

93                                                                         4.90

94                                                                         0.46

95                                                                        26.48

96                                                                        18.68

97                                                                        33.87

Best quarter:  Q2 1997     +18.13%

Worst quarter: Q3 1990     -11.35%


AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending


December 31, 1997)**



                                      PERFORMANCE       PAST       PAST 5       PAST 10         SINCE
                                      INCEPTION*        YEAR       YEARS         YEARS        INCEPTION
 CLASS Y                               10/31/77        38.87%      16.19%        14.63%         11.16%


 S&P 500(R) INDEX                      10/31/77        19.35%      22.92%        18.47%         16.70%



* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.



** For the period January 1, 1998 through September 30, 1998, the aggregate (non-annualized) total return of the Fund was 3.56% versus 6.01% for the S&P 500(R) Index.

   RISK/RETURN SUMMARY AND FUND EXPENSES           GROWTH AND INCOME FUND


As an investor in the Growth
   and Income Fund, you will
   pay the following fees and
   expenses. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.


                                              FEES AND EXPENSES


                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES
                                                Management fee                       0.80%
                                                Other expenses                       0.32%
                                                Total Fund operating expenses        1.12%



                                    (1) The Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.28%. TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER FOR CLASS Y SHARES ARE EXPECTED TO BE 1.08%. This expense limitation may be revised or canceled at any time.



Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:



  - $10,000 investment in the
    Fund

  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.




                                              EXPENSE EXAMPLE


                                                                                      1      3      5       10
                                                                                   YEAR   YEARS  YEARS   YEARS
                                                CLASS Y SHARES                     $114   $356   $617   $1,363

LOGO
LOGO         RISK/RETURN SUMMARY AND FUND EXPENSES             VALUE FUND


                            RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE              - Long term capital appreciation
                                      - Secondarily, current income

    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of
    INVESTMENT STRATEGIES             U.S. traded common stocks with market capitalizations (total market price of outstanding equity securities) greater than
                                      $750 million, and securities that are convertible into such common stocks. The Fund focuses on companies whose cash flow to price ratio exceeds that of their industry average and
                                      whose stock price Pacific Century believes is undervalued.
    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.

                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. The values of its
                                      convertible securities, if any, may be affected by movements in interest rates; if rates rise, the values of convertible securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want potential capital appreciation and are willing to
                                      accept the higher risks associated with investing in stocks
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - safety of principal
                                      - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                       VALUE FUND



As an investor in the Value
   Fund, you will pay the
   following fees and
   expenses. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.



                                              FEES AND EXPENSES


                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES
                                                Management fee                       0.80%
                                                Other expenses                       0.75%
                                                Total Fund operating expenses        1.55%



                                    (1) The Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.71%. TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER FOR CLASS Y SHARES ARE EXPECTED TO BE 1.51%. This expense limitation may be revised or canceled at any time.



Use this table to compare fees
   and expenses of the Fund with
   those of other Funds. It
   illustrates the amount of
   fees and expenses you would
   pay, assuming the following:


  - $10,000 investment in the
    Fund

  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

PERFORMANCE INFORMATION


This is a new Fund for which
   performance information is
   not yet available.


                                              EXPENSE EXAMPLE


                                                                                                     1      3
                                                                                                  YEAR   YEARS
                                                CLASS Y SHARES                                    $158   $490

LOGO
LOGO         RISK/RETURN SUMMARY AND FUND EXPENSES         SMALL CAP FUND


                            RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of
    INVESTMENT STRATEGIES             common stocks of smaller U.S. companies, and securities that are convertible into such common stocks. The Fund focuses on stocks its Sub-Adviser believes are undervalued,
                                      fundamentally strong and undergoing positive change.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.

                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. The values of the Fund's convertible securities, if any, may be affected by movements in interest rates; if rates rise, the values of convertible securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - are investing for long term goals
                                      - want potential capital appreciation and are willing to
                                      accept the higher risks associated with investing in small cap stocks
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - safety of principal
                                      - a short term investment
                                      - regular income

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                   SMALL CAP FUND

                                              FEES AND EXPENSES


                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES
                                                Management fee                       1.10%
                                                Other expenses                       0.59%
                                                Total Fund operating expenses        1.69%



                                    (1) The Adviser is currently limiting the Management fee to 1.00%. The Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.55%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS FOR CLASS Y SHARES ARE EXPECTED TO BE 1.55%. In addition, the Adviser has agreed to limit expenses so that Total Fund operating expenses will not exceed 1.97%. These expense limitations may be revised or canceled at any time.


As an investor in the Small
   Cap Fund, you will pay the
   following fees and
   expenses. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.


                                              EXPENSE EXAMPLE


                                                                                                     1      3
                                                SMALL CAP FUND                                    YEAR   YEARS
                                                CLASS Y SHARES                                    $172   $533



Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay, assuming the following:


  - $10,000 investment in the
    Fund

  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

PERFORMANCE INFORMATION


This is a new Fund for which
   performance information is
   not yet available.

LOGO
LOGO         RISK/RETURN SUMMARY AND FUND EXPENSES   NEW ASIA GROWTH FUND


                            RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Fund invests primarily in common and preferred stocks of
    INVESTMENT STRATEGIES             companies located in the developing countries of Asia (Asian countries other than Japan), and securities that are
                                      convertible into such common stocks. The Fund may invest in these securities directly, or indirectly through other
                                      investment companies or trusts that invest the majority of their assets in the developing countries of Asia. The Fund does not limit its investments to any particular type or
                                      size of company. The Fund focuses on companies whose
                                      earnings the Sub-Adviser expects to grow or whose share
                                      price it believes is undervalued.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. In addition, the performance of foreign
                                      securities depends on different political and economic
                                      environments and other overall economic conditions in the
                                      countries where the Fund invests. Emerging country markets involve greater risk and volatility then more developed
                                      markets. The values of the Fund's convertible securities are also affected by interest rates.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want potential capital appreciation and are willing to
                                      accept the higher risks associated with investing in
                                        emerging country stocks
                                      - are investing for long-term goals
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - safety of principal
                                      - regular income
                                      - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES             NEW ASIA GROWTH FUND


The two charts on this page
   show how the New Asia
   Growth Fund has performed
   and provides some
   indication of the risks of
   investing in the Fund by
   showing how its performance
   has varied from year to
   year. The bar chart shows
   changes in the Fund's
   yearly performance since
   its inception to
   demonstrate that the Fund
   has gained and lost value
   at differing times. The
   table below it compares the
   Fund's performance over
   time to the Morgan Stanley
   Capital International
   (MSCI) Far East Index
   (excluding Japan), a widely
   recognized index of stock
   markets in that region.

Both charts assume
   reinvestment of dividends
   and distributions. Of
   course, past performance
   does not indicate how the
   Fund will perform in the
   future.



                                              PERFORMANCE BAR

                                              CHART AND TABLE


                                              YEAR-BY-YEAR TOTAL RETURNS AS OF
                                              12/31
                                              FOR CLASS Y SHARES





96                                                            16.13
97                                                            -24.5

                                                 Best quarter:  Q1 1996   +8.87%
                                                 Worst quarter: Q4 1997  -24.98%

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending
                                                     December 31, 1997)*




                                      PERFORMANCE       PAST         SINCE
                                       INCEPTION        YEAR       INCEPTION
 CLASS Y                                2/15/95        -24.50%       -0.91%
 MSCI FAR EAST INDEX
 (EXCLUDING JAPAN)                      2/15/95        -45.17%       -7.58%



   * For the period January 1, 1998 through September 30, 1998, the aggregate (non-annualized) total return of the Fund was -23.42% versus -24.09% for the MSCI Far East Index (excluding Japan).

   RISK/RETURN SUMMARY AND FUND EXPENSES             NEW ASIA GROWTH FUND

                                              FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES
                                                Management fee                       0.90%
                                                Other expenses                       1.28%
                                                Total Fund operating expenses        2.18%


                                    (1) The Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 1.23%. Total Fund operating expenses after this waiver for Class Y shares are expected to be 2.13%. IN ADDITION, THE ADVISER HAS AGREED TO LIMIT EXPENSES SO THAT TOTAL FUND OPERATING EXPENSES WILL NOT EXCEED 1.97%. These expenses may be revised or canceled at any time.


As an investor in the New
   Asia Growth Fund, you will
   pay the following fees and
   expenses. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.


                                              EXPENSE EXAMPLE


                                                                                      1      3        5       10
                                                                                   YEAR   YEARS   YEARS    YEARS
                                                CLASS Y SHARES                     $221   $682   $1,169   $2,513



Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:


  - $10,000 investment in the
    Fund

  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

LOGO
LOGO         RISK/RETURN SUMMARY AND FUND EXPENSES    INTERNATIONAL STOCK
             FUND


                            RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Fund invests primarily in common and preferred stocks of
    INVESTMENT STRATEGIES             foreign companies and securities that are convertible into common stocks. The Fund may invest in these securities
                                      directly, or indirectly through other investment companies or trusts that invest the majority of their assets in
                                      foreign companies. The Fund does not limit its investments to any particular type or size of company or to any region of the world. The Fund focuses on companies whose earnings the Sub-Adviser expects to grow or whose share price it
                                      believes is undervalued.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. In addition, the performance of foreign
                                      securities depends on different political and economic
                                      environments and other overall economic conditions in the
                                      countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed
                                      markets. The values of the Fund's convertible securities are also affected by interest rates; if rates rise, the values of convertible securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want potential capital appreciation and are willing to
                                      accept the higher risks associated with investing in foreign stocks
                                      - are investing for long-term goals
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - safety of principal
                                      - a short term investment
                                      - regular income

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES         INTERNATIONAL STOCK FUND

As an investor in the
   International Stock Fund,
   you will pay the following
   fees and expenses. Annual
   Fund operating expenses
   are paid out of Fund
   assets, and are reflected
   in the share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.


                                              FEES AND EXPENSES


                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES
                                                Management fee                       1.10%
                                                Other expenses                       0.97%
                                                Total Fund operating expenses        2.07%



                                    (1) The Adviser is currently limiting the Management fee to 1.00%. The Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.93%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS FOR CLASS Y SHARES ARE EXPECTED TO BE 1.93%. In addition, the Adviser has agreed to limit expenses so that Total Fund operating expenses will not exceed 1.97%. These expense limitations may be revised or canceled at any time.



Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:


  - $10,000 investment in the
    Fund

  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

PERFORMANCE INFORMATION


This is a new Fund for which
   performance information is
   not yet available.


                                              EXPENSE EXAMPLE


                                                                                                       1       3
                                                                                                    YEAR   YEARS
                                                CLASS Y SHARES                                     $210     $649

 logo
 logo
             RISK/RETURN SUMMARY AND FUND EXPENSES    TAX-FREE SECURITIES
             FUND


                            RISK/RETURN SUMMARY




    INVESTMENT OBJECTIVE              - High current income that is exempt from federal and Hawaii income tax

    PRINCIPAL                         The Fund normally invests at least 80% of its net assets in
    INVESTMENT STRATEGIES             investment grade municipal obligations -- debt securities
                                      that pay interest which is exempt from both federal income tax and the federal alternative minimum tax. In addition, to provide double tax exempt income the Fund normally invests
                                      50-60% of its net assets in Hawaii municipal
                                      obligations -- debt securities issued by or on behalf of the
                                      State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from
                                      Hawaii personal income tax as well as federal income tax.
                                      The Fund focuses on maximizing the tax exempt income
                                      consistent with prudent investment risk, and varies the
                                      average maturity of its investment portfolio from time to
                                      time in response to actual and expected interest rate
                                      movements as well as other market and economic conditions.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average
                                      maturity of the Fund's investment portfolio, the greater the fluctuation. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. A portion of the Fund's net assets
                                      (normally not more than 20%) may be invested in securities that pay interest which is subject to the federal
                                      alternative minimum tax.
                                      The Fund is non-diversified, which means that its portfolio can be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund's investments than would otherwise be the case. Since the Fund invests
                                      significantly in securities of issuers in Hawaii, it also
                                      will be affected by a variety of Hawaiian economic and
                                      political factors.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want current income that is exempt from federal and Hawaii income taxes
                                      - want a high level of liquidity
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - guaranteed safety of principal
                                      - income that is not subject to federal alternative minimum tax
                                      - capital appreciation

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

    RISK/RETURN SUMMARY AND FUND EXPENSES        TAX-FREE SECURITIES FUND


The two charts on this page
   show how the Tax-Free
   Securities Fund has
   performed and provides some
   indication of the risks of
   investing in the Fund by
   showing how its performance
   has varied from year to
   year. The bar chart shows
   changes in the yearly
   performance of the Fund and
   its predecessor over a
   period of ten years to
   demonstrate that they have
   gained and lost value at
   differing times. The table
   below it compares the
   performance of the Fund and
   its predecessor over time
   to the Lehman Brothers
   Municipal Bond Index, a
   widely recognized index of
   municipal bonds with a
   broad range of maturities.


Both charts assume
   reinvestment of dividends
   and distributions. Of
   course, past performance
   does not indicate how the
   Fund will perform in the
   future.

                                               PERFORMANCE BAR CHART AND TABLE

                                               YEAR-BY-YEAR TOTAL RETURNS AS OF
                                               12/31
                                               FOR CLASS Y SHARES*

                                    LOGO
                                                 Best quarter:  Q1 1995   +7.44%
                                                 Worst quarter: Q1 1994   -6.03%

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending
                                                     December 31, 1997)**



                                      PERFORMANCE       PAST       PAST 5       PAST 10         SINCE
                                      INCEPTION*        YEAR       YEARS         YEARS        INCEPTION
 CLASS Y                               10/31/77         8.54%       6.58%         7.73%          3.28%
 LEHMAN BROTHERS MUNICIPAL
 BOND INDEX                            10/31/77         5.99%       6.49%         8.26%          8.67%



* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.



** For the period January 1, 1998 through September 30, 1998, the aggregate (non-annualized) total return of the Fund was 5.70% versus 5.85% for the Lehman Brothers Municipal Bond Index.

   RISK/RETURN SUMMARY AND FUND EXPENSES         TAX-FREE SECURITIES FUND


As an investor in the
   Tax-Free Securities Fund,
   you will pay the following
   fees and expenses. Annual
   Fund operating expenses
   are paid out of Fund
   assets, and are reflected
   in the share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.


                                              FEES AND EXPENSES


                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES
                                                Management fee                       0.60%
                                                Other expenses                       0.29%
                                                Total Fund operating expenses        0.89%



                                    (1) The Adviser is currently limiting the Management fee to 0.45%. The Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.25%. TOTAL FUND OPERATING EXPENSES AFTER FEE WAIVERS FOR CLASS Y SHARES ARE EXPECTED TO BE 0.70%. These expense limitations may be revised or canceled at any time.



Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:


  - $10,000 investment in the
    Fund

  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.


                                              EXPENSE EXAMPLE


                                                                                       1      3      5       10
                                                TAX-FREE SECURITIES FUND            YEAR   YEARS  YEARS   YEARS
                                                CLASS Y SHARES                      $ 91   $284   $493   $1,096

 logo
 logo
                                              TAX-FREE SHORT INTERMEDIATE
             RISK/RETURN SUMMARY AND FUND EXPENSES        SECURITIES FUND


                            RISK/RETURN SUMMARY




    INVESTMENT OBJECTIVE              - High current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your
                                        investment than a long-term bond fund

    PRINCIPAL                         Under normal market conditions, the Fund invests at least
    INVESTMENT STRATEGIES             80% of its net assets in investment grade municipal
                                      obligations -- debt securities that pay interest, which is exempt from both federal income tax and the federal
                                      alternative minimum tax. In addition, to provide double tax exempt income the Fund normally invests 50-60% of its net
                                      assets in Hawaii municipal obligations -- debt securities
                                      issued by or on behalf of the State of Hawaii and its
                                      political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii personal income tax as well as federal income tax. To achieve greater price
                                      stability than a long-term bond fund, under normal market
                                      conditions, the average remaining maturity of the Fund's
                                      investment portfolio (measured on a dollar-weighted basis)
                                      will be from two to five years. The Fund focuses on
                                      maximizing tax exempt income consistent with prudent
                                      investment risk within this maturity range.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average
                                      maturity of the Fund's investment portfolio, the greater the fluctuation. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. A portion of the Fund's net assets
                                      (normally not more than 20%) may be invested in securities that pay interest which is subject to the federal
                                      alternative minimum tax.
                                      The Fund is non-diversified, which means that its portfolio can be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund's investments than would otherwise be the case. Since the Fund invests
                                      significantly in securities of issuers in Hawaii, it also
                                      will be affected by a variety of Hawaiian economic and
                                      political factors.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want current income that is exempt from federal and Hawaii
                                      income     taxes
                                      - want less fluctuation in the value of your investment than a long-term bond fund
                                      - want a high level of liquidity
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - guaranteed safety of principal
                                      - income that is not subject to federal alternative minimum tax
                                      - capital appreciation

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


The two charts on this page
   show how the Tax-Free Short
   Intermediate Securities
   Fund has performed and
   provides some indication of
   the risks of investing in
   the Fund by showing how its
   performance has varied from
   year to year. The bar chart
   shows changes in the yearly
   performance of the Fund and
   its predecessor over a
   period of ten years to
   demonstrate that they have
   gained and lost value at
   differing times. The table
   below it compares the
   performance of the Fund and
   its predecessor over time
   to the Lehman Brothers
   5-Year Municipal Bond
   Index, a widely recognized
   index of bonds with a
   maturity range of four to
   six years.


Both charts assume
   reinvestment of dividends
   and distributions. Of
   course, past performance
   does not indicate how the
   Fund will perform in the
   future.

                                              PERFORMANCE BAR
                                              CHART AND TABLE

                                              YEAR-BY-YEAR TOTAL RETURNS AS OF
                                              12/31
                                              FOR CLASS Y SHARES*


1988                                                                       0.00
89                                                                         5.77
90                                                                         5.71
91                                                                         8.52
92                                                                         5.31
93                                                                         5.78
94                                                                        -1.05
95                                                                         7.56
96                                                                         3.20
97                                                                         5.08

                                                 Best quarter:  Q1 1991   +2.52%
                                                 Worst quarter: Q1 1994   -1.89%
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending

                                                     December 31, 1997)**




                                      PERFORMANCE       PAST       PAST 5         SINCE
                                      INCEPTION*        YEAR       YEARS        INCEPTION
 CLASS Y                                3/31/88         5.08%       4.07%          4.87%
 LEHMAN BROTHERS 5-YEAR
 MUNICIPAL BOND INDEX                   3/31/88         4.79%       5.35%          6.83%



* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to March 31, 1988, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.



** For the period January 1, 1998 through September 30, 1998, the aggregate (non-annualized) total return of the Fund was 3.85% versus 4.98% for the Lehman Brothers 5-Year Municipal Bond Index.

                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


As an investor in the
   Tax-Free Short
   Intermediate Securities
   Fund, you will pay the
   following fees and
   expenses. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.


                                              FEES AND EXPENSES


                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)                 Y SHARES
                                                Management fee                                0.50%
                                                Other expenses                                0.39%
                                                Total Fund operating expenses                 0.89%



                                    (1) The Adviser is currently limiting the Management fee to 0.40%. The Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.34%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS FOR CLASS Y SHARES ARE EXPECTED TO BE 0.74%. These expense limitations may be revised or canceled at any time.





Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:


  - $10,000 investment in the
    Fund

  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.


                                              EXPENSE EXAMPLE


                                                                                  1      3      5       10
                                                                               YEAR   YEARS  YEARS   YEARS
                                                CLASS Y SHARES                 $ 91   $284   $493   $1,096

 logo
 logo
                                                        DIVERSIFIED FIXED
             RISK/RETURN SUMMARY AND FUND EXPENSES            INCOME FUND


                            RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE              - High current income

    PRINCIPAL                         The Fund invests primarily in debt securities issued or
    INVESTMENT STRATEGIES             guaranteed by the U.S. Government, its agencies and
                                      instrumentalities and in investment grade corporate debt
                                      securities rated A or better by Standard & Poor's. It may
                                      invest up to 20% of its total assets in investment grade
                                      debt securities rated BBB issued by U.S. companies and state and local government issuers. It may invest up to 25% of its total assets in investment grade dollar-denominated debt
                                      securities of foreign companies and government issuers. The
                                      Fund focuses on maximizing income consistent with prudent
                                      investment risk, and varies the average maturity of its
                                      investment portfolio from time to time in response to actual and expected market and economic changes.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average
                                      maturity of the Fund's investment portfolio, the greater the fluctuation. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. The performance of foreign securities
                                      depends on different political and economic environments and other overall economic conditions in countries where the
                                      Fund invests.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want current income
                                      - want a high level of liquidity
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - safety of principal
                                      - income exempt from federal and state taxes
                                      - capital appreciation

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                        DIVERSIFIED FIXED
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


The two charts on this page
   show how the Diversified
   Fixed Income Fund has
   performed and provides some
   indication of the risks of
   investing in the Fund by
   showing how its performance
   has varied from year to
   year. The bar chart shows
   changes in the yearly
   performance of the Fund and
   its predecessor over a
   period of ten years to
   demonstrate that they have
   gained and lost value at
   differing times. The table
   below it compares the
   performance of the Fund and
   its predecessor over time
   to the Merrill Lynch
   Corporate & Government
   Master Index, a widely
   recognized index of U.S.
   corporate and U.S.
   Government bonds.


Both charts assume
   reinvestment of dividends
   and distributions. Of
   course, past performance
   does not indicate how the
   Fund will perform in the
   future.

                                              PERFORMANCE BAR

                                              CHART AND TABLE


                                              YEAR-BY-YEAR TOTAL RETURNS AS OF
                                              12/31
                                              FOR CLASS Y SHARES*


1988                                                                       7.55
89                                                                        13.72
90                                                                         6.59
91                                                                        18.16
92                                                                         6.46
93                                                                        13.91
94                                                                        -7.99
95                                                                        23.54
96                                                                        -0.66
97                                                                         8.74

                                                 Best quarter:  Q2  1989  +8.69%
                                                 Worst quarter: Q1  1994  -5.79%
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending
                                                     December 31, 1997)**




                                      PERFORMANCE       PAST       PAST 5       PAST 10         SINCE
                                      INCEPTION*        YEAR       YEARS         YEARS        INCEPTION
 CLASS Y                               10/31/77         8.74%       6.94%         8.66%          4.41%
 MERRILL LYNCH CORPORATE &
 GOVERNMENT MASTER INDEX               10/31/77         8.15%       6.83%         9.20%          9.49%



* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.



** For the period January 1, 1988 through September 30, 1998, the aggregate (non-annualized) total return for the Fund was 9.93% versus 9.28% for the Merrill Lynch Corporate & Government Master Index.

                                                        DIVERSIFIED FIXED
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


As an investor in the
   Diversified Fixed Income
   Fund, you will pay the
   following fees and
   expenses. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.



                                              FEES AND EXPENSES


                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES
                                                Management fee                       0.60%
                                                Other expenses                       0.31%
                                                Total Fund operating expenses        0.91%



                                    (1) The Adviser is currently limiting the Management fee to 0.45%. The Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.27%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS FOR CLASS Y SHARES ARE EXPECTED TO BE 0.72%. These expense limitations may be revised or canceled at any time.





Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:


  - $10,000 investment in the
    Fund

  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.


                                              EXPENSE EXAMPLE



                                                                                       1      3      5       10
                                                DIVERSIFIED FIXED INCOME FUND       YEAR   YEARS  YEARS   YEARS
                                                CLASS Y SHARES                      $ 93   $290   $504   $1,120

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                                                            U.S. TREASURY
             RISK/RETURN SUMMARY AND FUND EXPENSES        SECURITIES FUND


                            RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE              - High current income consistent with prudent capital risk
                                      - Secondarily, capital appreciation

    PRINCIPAL                         The Fund invests primarily in bonds, notes and bills issued
    INVESTMENT STRATEGIES             by the U.S. Treasury, and in repurchase agreements for which those securities are held as collateral. The Fund focuses on maximizing income consistent with prudent investment risk, and varies the average maturity of its investment portfolio from time to time to take advantage of expected changes in interest rates.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.

                                      The values of the Fund's investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average
                                      maturity of the Fund's investment portfolio, the greater the fluctuation.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want current income
                                      - want a high level of liquidity
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - guaranteed safety of principal
                                      - income exempt from federal taxes

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                            U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


The two charts on this page
   show how the U.S. Treasury
   Securities Fund has
   performed and provides some
   indication of the risks of
   investing in the Fund by
   showing how its performance
   has varied from year to
   year. The bar chart shows
   changes in the yearly
   performance of the Fund and
   its predecessor over a
   period of ten years to
   demonstrate that they have
   gained and lost value at
   differing times. The table
   below it compares the
   performance of the Fund and
   its predecessor over time
   to the Merrill Lynch U.S.
   Treasuries All Maturity
   Index, a widely recognized
   index of short-term and
   long-term U.S. Treasury
   bonds.


Both charts assume
   reinvestment of dividends
   and distributions. Of
   course, past performance
   does not indicate how the
   Fund will perform in the
   future.

                                              PERFORMANCE BAR

                                              CHART AND TABLE


                                              YEAR-BY-YEAR TOTAL RETURNS AS OF
                                              12/31
                                              FOR CLASS Y SHARES*


1988                                                                       6.75
89                                                                        13.50
90                                                                         8.13
91                                                                        15.18
92                                                                         6.29
93                                                                        11.59
94                                                                        -7.34
95                                                                        24.47
96                                                                        -1.68
97                                                                         8.31

                                                 Best quarter:  Q2 1995   +8.75%
                                                 Worst quarter: Q1 1996   -5.57%
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending
                                                     December 31, 1997)**




                                      PERFORMANCE       PAST       PAST 5       PAST 10         SINCE
                                      INCEPTION*        YEAR       YEARS         YEARS        INCEPTION
 CLASS Y                               12/31/84         8.31%       6.51%         8.20%          8.96%
 MERRILL LYNCH U.S. TREASURIES
 ALL MATURITY INDEX                    12/31/84        13.59%       7.15%         9.28%          9.90%



* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to December 31, 1984, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.



** For the period January 1, 1998 through September 30, 1998, the aggregate (non-annualized) total return of the Fund was 9.91% versus 9.94% for the Merrill Lynch U.S. Treasuries All Maturity Index.

                                                            U.S. TREASURY

   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND

                                              FEES AND EXPENSES


                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES
                                                Management fee                       0.60%
                                                Other expenses                       0.47%
                                                Total Fund operating expenses        1.07%



                                    (1) The Adviser is currently limiting the Management fee to 0.35%. The Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.43%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS FOR CLASS Y SHARES ARE EXPECTED TO BE 0.78%. These expense limitations may be revised or canceled at any time.


As an investor in the U.S.
   Treasury Securities Fund,
   you will pay the following
   fees and expenses. Annual
   Fund operating expenses
   are paid out of Fund
   assets, and are reflected
   in the share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.


                                              EXPENSE EXAMPLE


                                                                                       1      3      5       10
                                                                                    YEAR   YEARS  YEARS   YEARS
                                                CLASS Y SHARES                      $109   $340   $590   $1,306



Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:


  - $10,000 investment in the
    Fund

  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

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                                                  SHORT INTERMEDIATE U.S.
             RISK/RETURN SUMMARY AND FUND EXPENSES    TREASURY SECURITIES
             FUND


                            RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE              - High current income consistent with prudent capital risk
                                      - Secondarily, capital appreciation

    PRINCIPAL                         The Fund invests primarily in bonds, notes and bills issued
    INVESTMENT STRATEGIES             by the U.S. Treasury, and in repurchase agreements for which those securities are held as collateral. Under normal market conditions, the average remaining maturity of the Fund's
                                      investment portfolio (measured on a dollar-weighted basis)
                                      will be from two to five years. The Fund focuses on
                                      maximizing income consistent with prudent investment risk
                                      within this maturity range.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average
                                      maturity of the Fund's investment portfolio, the greater the fluctuation. Pacific Century expects the value of the Fund's investments will generally fluctuate less than those of the
                                      U.S. Treasury Securities Fund, because the Fund's
                                      investments will generally have shorter maturities.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want current income
                                      - want less fluctuation in the value of your investment than a long-term bond fund
                                      - want a high level of liquidity
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - guaranteed safety of principal
                                      - income exempt from federal taxes

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                  SHORT INTERMEDIATE U.S.
   RISK/RETURN SUMMARY AND FUND EXPENSES         TREASURY SECURITIES FUND


The two charts on this page
   show how the Short
   Intermediate U.S. Treasury
   Securities Fund has
   performed and provides some
   indication of the risks of
   investing in the Fund by
   showing how its performance
   has varied from year to
   year. The bar chart shows
   changes in the Fund's
   yearly performance since
   its inception to
   demonstrate that the Fund
   has gained and lost value
   at differing times. The
   Table below it compares the
   Fund's performance over
   time to the Merrill Lynch
   3-5-Year U.S. Treasury
   Index, a widely recognized
   index of short-term
   Treasury bonds.


Both charts assume
   reinvestment of dividends
   and distributions. Of
   course, past performance
   does not indicate how the
   Fund will perform in the
   future.

                                              PERFORMANCE BAR
                                              CHART AND TABLE

                                              YEAR-BY-YEAR TOTAL RETURNS AS OF
                                              12/31
                                              FOR CLASS Y SHARES




                                                 Best quarter:  Q2 1995   +4.39%
                                                 Worst quarter: Q1 1994   -3.12%
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending
                                                     December 31, 1997)*




                                      PERFORMANCE       PAST         SINCE
                                       INCEPTION        YEAR       INCEPTION
 CLASS Y                               12/31/93         6.94%         4.44%
 MERRILL LYNCH 3-5-YEAR
 U.S. TREASURY INDEX                   12/31/93         6.94%         6.62%



   * For the period January 1, 1998 through September 30, 1998, the aggregate (non-annualized) total return of the Fund was 8.95% versus 9.10% for the Merrill Lynch 3-5-Year U.S. Treasury Index.

                                                  SHORT INTERMEDIATE U.S.
   RISK/RETURN SUMMARY AND FUND EXPENSES         TREASURY SECURITIES FUND

                                              FEES AND EXPENSES


                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES
                                                Management fee                       0.50%
                                                Other expenses                       0.47%
                                                Total Fund operating expenses        0.97%



                                    (1) The Adviser is currently limiting the Management fee to 0.30%. The Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.42%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS FOR CLASS Y SHARES ARE EXPECTED TO BE 0.72%. These expense limitations may be revised or canceled at any time.


As an investor in the Short
   Intermediate U.S. Treasury
   Securities Fund, you will
   pay the following fees and
   expenses. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.


                                              EXPENSE EXAMPLE


                                                                                       1      3      5       10
                                                                                    YEAR   YEARS  YEARS   YEARS
                                                CLASS Y SHARES                      $ 99   $309   $536   $1,190



Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:


  - $10,000 investment in the
    Fund

  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

 logo
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             RISK/RETURN SUMMARY AND FUND EXPENSES          BALANCED FUND


                            THIS FUND IS NOT CURRENTLY BEING OFFERED TO THE PUBLIC.



                            RISK/RETURN SUMMARY





    INVESTMENT OBJECTIVE              - Current income
                                      - Secondarily, long term capital appreciation

    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of
    INVESTMENT STRATEGIES             common stocks, bonds and securities that are convertible
                                      into common stocks. It invests principally in U.S.
                                      companies. The Fund may invest a significant portion of its assets in medium and smaller-sized companies. By using a
                                      combination of stocks and bonds, which often fluctuate in
                                      different directions, the Fund seeks to provide above
                                      average income, good long term growth and lower volatility than a pure stock portfolio.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.

                                      The values of the Fund's investments in stocks fluctuate in response to the activities of individual companies and
                                      general stock market and economic conditions. Stock prices of medium and smaller size companies fluctuate more than
                                      larger more established companies. The values of the Fund's bonds fluctuate in response to movements in interest rates.
                                      If rates rise, the values of bonds generally fall; the
                                      longer the remaining maturity of the bonds, the greater the fluctuation. The values of the Fund's convertible securities are also affected by interest rates.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want current income
                                      - want potential capital appreciation and are willing to
                                      accept the higher risks associated with investing in stocks
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - safety of principal
                                      - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

  RISK/RETURN SUMMARY AND FUND EXPENSES                     BALANCED FUND


            THIS FUND IS NOT CURRENTLY BEING OFFERED TO THE PUBLIC.


                                              FEES AND EXPENSES


                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES
                                                Management fee                       0.80%
                                                Other expenses                       0.46%
                                                Total Fund operating expenses        1.26%



                                    (1) The Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.42%. TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER FOR CLASS Y SHARES ARE EXPECTED TO BE 1.22%. This expense limitation may be revised or canceled at any time.


As an investor in the
   Balanced Fund, you will
   pay the following fees and
   expenses. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.


                                              EXPENSE EXAMPLE


                                                                                       1      3      5       10
                                                                                    YEAR   YEARS  YEARS   YEARS
                                                CLASS Y SHARES                      $128   $400   $692   $1,523



Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:


  - $10,000 investment in the
    Fund


  - 5% annual return


  - redemption at the end of
    each period


  - no changes in the Fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

 logo
 logo
             INVESTMENT OBJECTIVES, POLICIES AND RISKS


   GROWTH STOCK FUND


   The Growth Stock Fund seeks to make your investment grow over the long term, and secondarily to provide you with current income.


   Normally, the Fund invests at least 65% of its total assets in a diversified portfolio of common stocks of U.S. and foreign companies with market capitalizations (total market price of outstanding equity securities) greater than $750 million, and in securities that are convertible into such common stocks. It may invest in securities issued by large, well-established companies as well as smaller companies, subject to a minimum market capitalization of $50 million at the time of purchase. The Fund focuses on companies whose earnings are growing substantially faster than the average for the U.S. market.



   The Fund can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.


   GROWTH AND INCOME FUND

   The Growth and Income Fund seeks to provide you with current income, and secondarily to make your investment grow over the long term.


   Normally, the Fund invests at least 65% of its total assets in a diversified portfolio of high quality, dividend paying common stocks of U.S. companies with market capitalizations (total market price of outstanding equity securities) greater than $750 million, and securities convertible into such common stocks. The Fund seeks to produce a gross yield that approximates that of the average for companies in the S&P 500. The Fund focuses on companies whose earnings are growing at above average rates in relation to other companies in their industries. However, to a lesser extent it may invest in lower yielding but higher growth-oriented investments to achieve more growth potential.



   The Fund does not limit its investments to any particular type or size of company. It can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.


   VALUE FUND


   The Value Fund seeks to provide you with long term growth, and secondarily current income.



   Normally, the Fund invests primarily in U.S. traded common stocks with market capitalizations (total market price of outstanding equity securities) greater than $750 million, and securities that are convertible into such common stocks (such as warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed income securities, options and rights). It does not limit its investments to any particular size or type of company, but focuses on middle to large capitalization companies whose cash flow to price ratio exceeds that of their industry average and whose stock price Pacific Century believes is undervalued. The Fund can also invest in preferred stocks and other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.


   SMALL CAP FUND

   The Small Cap Fund seeks to make your investment grow over the long term.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   Normally, the Fund invests at least 65% of its total assets in a diversified portfolio of common stocks of smaller U.S. companies, and in securities that are convertible into such common stocks. The Fund invests primarily in stocks from a universe of U.S. companies with market capitalizations within the range of capitalizations included in the Russell 2000 Value Index at the time of purchase. As of September 30, 1998, the companies in the Russell 2000 Value Index had a market capitalization of up to approximately $1.2 billion. The Fund focuses on stocks its Sub-Adviser believes are undervalued, fundamentally strong and undergoing positive change.



   The Fund can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, including securities issued by larger companies. In addition, it can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.


A  NEW ASIA GROWTH FUND

   The New Asia Growth Fund seeks to make your investment grow over the long term.


   Normally, the Fund invests at least 70% of its total assets in common stocks, common stock equivalents (such as preferred or debt securities convertible into common stock), and preferred stocks of companies located in the developing countries of Asia. The Fund invests in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in the developing countries of Asia.


   For these purposes, developing countries of Asia include all countries in Asia other than Japan, including but not limited to Hong Kong, China, India, Indonesia, South Korea, Malaysia, the Philippines, Singapore, Taiwan, Pakistan, Bangladesh, Sri Lanka and Thailand. An issuer is located in a developing Asian country if it is organized under the laws of the country, if it derives 50% or more of its total revenues from business in the country, or if its equity securities are traded principally on a securities exchange in the country.


   The Fund does not limit its investments to any particular type or size of company. It may invest in companies, large or small, whose earnings its investment adviser believe have a relatively strong growth trend, or in companies that it does not anticipate to grow but whose share price it believes is undervalued. In selecting and maintaining a portfolio of investments in any country, the Fund's investment adviser considers the investment instruments traded in the country's stock markets and the upside potential of such markets (including the economic, political and social factors affecting each country and the prospects for improvements in these factors in the short, medium and long term). The Fund does not give important consideration to current income from dividends and interest in selecting portfolio securities.



   The Fund may invest to a lesser degree in debt securities and other instruments if Pacific Century or its Sub-Adviser believes they would help achieve the Fund's objective; up to 10% of its net assets may be invested in debt securities rated below investment grade. The Fund may also invest up to 35% of its total assets in any combination of equity, investment grade debt and convertible securities of issuers located outside the developing countries of Asia, including the United States, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS

   INTERNATIONAL STOCK FUND

   The International Stock Fund seeks to make your investment grow over the long term.


   Normally, the Fund invests at least 65% of its total assets in common stocks, common stock equivalents (such as preferred or debt securities convertible into common stock), and preferred stocks of foreign companies. The Fund invests in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in foreign companies.


   The Fund does not limit its investments to any particular country or type or size of company. It may invest in companies, large or small, whose earnings its investment adviser believe have a relatively strong growth trend, or in companies that it does not anticipate to grow but whose market value per share it believes is undervalued. In selecting and maintaining a portfolio of investments in any country, the Fund's investment adviser considers the investment instruments traded in the country's stock markets and the upside potential of such markets (including the economic, political and social factors affecting each country and the prospects for improvements in these factors in the short, medium and long term). The Fund does not give important consideration to current income from dividends and interest in selecting portfolio securities.


   The Fund may invest to a lesser degree in investment grade debt securities and other instruments if Pacific Century or its Sub-Adviser believes they would help achieve the Fund's objective. The Fund may also invest up to 35% of its total assets in any combination of equity, investment grade debt and convertible securities of issuers located in the United States, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.


   TAX-FREE SECURITIES FUND

   The Tax-Free Securities Fund seeks to provide you with high current income that is exempt from federal and Hawaii income tax.

   The Fund normally invests most of its assets as follows:


       At least 80% of           Municipal obligations -- debt securities of issuers that pay
       net assets                interest which, in the opinion of counsel to the issuer, is exempt from federal income tax and is not subject to the
                                 federal alternative minimum tax. This fundamental policy
                                 cannot be changed without shareholder approval.

       50%-60% of                Hawaii municipal obligations -- debt securities issued by or
       net assets                on behalf of the State of Hawaii and its political
                                 subdivisions, agencies and instrumentalities and other
                                 issuers which pay interest that is exempt from Hawaii
                                 personal income tax and federal income tax.



   No more than 20% of the Fund's net assets will be invested in debt securities that pay interest subject to the federal alternative minimum tax (for those investors subject to this tax). The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.



   The Fund focuses on maximizing tax exempt income consistent with prudent investment risk. It varies the average maturity of its investment portfolio from time to time in response to actual and expected

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   interest rate movements as well as other market and economic conditions. It is non-diversified, which means that its assets may be invested in fewer issuers than diversified funds. No maturity limitations apply to the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. Pacific Century monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.



   TAX-FREE SHORT INTERMEDIATE SECURITIES FUND


   The Tax-Free Short Intermediate Securities Fund seeks to provide you with high current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your investment than a long-term bond fund.

   The Fund normally invests most of its assets as follows:


       At least 80% of           Municipal obligations -- debt securities of issuers that pay
       net assets                interest which, in the opinion of counsel to the issuer, is exempt from federal income tax and is not subject to the
                                 federal alternative minimum tax. This fundamental policy
                                 cannot be changed without shareholder approval.

       50%-60% of                Hawaii municipal obligations -- debt securities issued by or
       net assets                on behalf of the State of Hawaii and its political
                                 subdivisions, agencies and instrumentalities and other
                                 issuers which pay interest that is exempt from Hawaii
                                 personal income tax and federal income tax.



   No more than 20% of the Fund's net assets will be invested in debt securities that pay interest subject to the federal alternative minimum tax (for those investors subject to this tax). The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.



   The Fund is non-diversified, which means that its assets may be invested in fewer issuers than diversified funds. To achieve greater price stability than a long-term bond fund, normally the average remaining maturity of the Fund's portfolio (on a dollar-weighted basis) will be from two to five years. The Fund focuses on maximizing tax exempt income consistent with prudent investment risk within this maturity range. The Fund's share value will likely be less volatile than the Tax-Free Securities Fund, because the Fund generally will have a shorter average portfolio maturity.


   DIVERSIFIED FIXED INCOME FUND

   The Diversified Fixed Income Fund seeks to provide you with high current income.


   Normally, the Fund invests at least 80% of its total assets in high quality fixed income securities. Most of its investments will be debt securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and corporate issuers rated A or better by Standard & Poor's. However, the Fund may invest up to 20% of its total assets in investment grade debt securities rated BBB issued by U.S. companies and state and local government issuers. In addition, the Fund may invest up to 25% of its total assets in securities of foreign companies and government issuers that are payable in U.S. dollars. The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies

   INVESTMENT OBJECTIVES, POLICIES AND RISKS

   and governments, and can use futures contracts, options, and other investment techniques for the purpose of cash flow management and/or risk reduction.

   The Fund focuses on maximizing income consistent with prudent investment risk. No maturity limitations apply to the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. Pacific Century monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.

   U.S. TREASURY SECURITIES FUND

   The U.S. Treasury Securities Fund seeks to provide you with high current income consistent with prudent capital risk, and secondarily to make your capital grow.


   Normally, the Fund invests at least 65% of its total assets in U.S. Treasury securities -- bonds, notes, and bills issued by the U.S. Treasury. It invests the balance principally in repurchase agreements (agreements to buy U.S. Treasury securities where the seller agrees to buy them back, usually within a few days). The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.



   The Fund focuses on maximizing income consistent with prudent investment risk. No maturity limitations apply to the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. The Fund seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase, and lengthening the average maturity to take advantage of expected interest rate declines.


   SHORT INTERMEDIATE
   U.S. TREASURY SECURITIES FUND

   The Short Intermediate U.S. Treasury Securities Fund seeks to provide you with high current income consistent with prudent capital risk, and secondarily to make your capital grow.


   Normally, the Fund invests at least 65% of its total assets in U.S. Treasury securities -- bonds, notes, and bills issued by the U.S. Treasury. It invests the balance principally in repurchase agreements (agreements to buy U.S. Treasury securities where the seller agrees to buy them back, usually within a few days). The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.



   Normally the average remaining maturity of the Fund's portfolio (on a dollar-weighted basis) will be from two to five years. The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range. The Fund seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase, and lengthening the average maturity to take advantage of expected interest rate declines. The Fund's share value will likely be less volatile than the U.S. Treasury Securities Fund, because the Fund generally will have a shorter average portfolio maturity.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS

   BALANCED FUND
   The Balanced Fund seeks to provide you with current income, and secondarily to make your investment grow over the long term. This Fund is currently not being offered to the public.


   Normally the Fund invests primarily in common stocks and bonds of U.S. companies, and securities that are convertible into such common stocks (such as warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed-income securities, options and rights). By using a combination of stocks and bonds which often fluctuate in different directions, the Fund seeks to provide above average income, good long term growth and lower volatility than a pure stock portfolio. It invests at least 30% of the value of its total assets in investment grade fixed-income securities that are senior to the issuers' other debt securities. The Fund can also invest in preferred stocks and other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.



   The Fund may invest in common stocks of large companies (with market capitalizations of more than $750 million) as well as medium and smaller sized companies (with market capitalizations of at least $250 million but less than $750 million). (Market capitalization is the total market price of a company's outstanding equity securities.) It seeks to invest less than 50% of its total assets in the securities of medium and smaller sized companies. However, the actual percentage may vary according to changes in market conditions and Pacific Century's judgment about how best to achieve the Fund's investment objective.


   The Fund selects common stocks on the basis of companies' strong earnings growth trends, above-average prospects for future earnings growth, and diversification among industries and companies. In selecting preferred stocks, bonds and convertible securities, it also considers companies' strong earnings and credit records and their ability to provide current income.

   MAIN RISKS
   The value of your investment in any of the Funds will go up and down, which means that you could lose money. You should consider an investment in any of the Funds as a long-term investment.

   STOCKS. The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term high-grade fixed income securities.


   SMALL COMPANIES. Securities of smaller and newer companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. Such companies may have limited product lines, markets or financial resources, or may depend on a small group of key managers. Their securities may trade less frequently or in limited volume, or only in the over-the-counter market or on a regional stock exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.



   FOREIGN SECURITIES. Investments in foreign securities involve risks that are not typically associated with domestic securities. Changes in foreign currency exchange rates will affect the values of investments

   INVESTMENT OBJECTIVES, POLICIES AND RISKS

   quoted or payable in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. They also are not generally subject to the same accounting, auditing and financial reporting standards as domestic issuers. Foreign stock markets have different clearance and settlement procedures, and higher brokerage commissions and transaction costs, than U.S. markets. In addition, foreign exchanges, brokers and issuers generally are not supervised or regulated as closely as in the United States. Furthermore, foreign income tax laws may require withholding of interest, gains or dividends. Certain other adverse developments could also occur, such as expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments and the ability to enforce contracts.


   EMERGING MARKETS. The securities markets of developing countries involve greater risks than more developed markets. These securities markets are not as large as U.S. markets, have substantially less trading volume, and have a high concentration of investors and financial intermediaries, resulting in a lack of liquidity and high price volatility.



   Substantial economic uncertainties exist for developing countries. They may have overburdened infrastructures and obsolete financial systems as well as environmental problems. Certain economies depend on exports of primary commodities and are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, the governments of many such countries have a heavy role in regulating and supervising their economies, and their economies are heavily export oriented and dependent on international trade. Certain developing countries are large debtors to commercial banks and foreign governments. Some have experience substantial and volatile rates of inflation and currency devaluations.



   Substantial social and political uncertainties also exist for many developing countries. These may result from factors such as authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and hostile relationships with neighboring countries. This instability could impair the financial conditions of issuers or disrupt their financial markets.


   A number of Asian countries are currently experiencing economic difficulties and significant declines in values in their financial markets as a result of the convergence of a number of these social, political and economic factors. The unsettled conditions of several Asian financial markets has also affected emerging markets in other countries and regions. These conditions could continue or deteriorate further in the future.

   A variety of other factors may also adversely impact the Funds' investments in countries with emerging securities markets. These include matters such as archaic legal systems; inflation accounting rules that indirectly generate losses or profits; less developed systems for registration, transfer and custody of securities; restrictions on foreign investments in capital markets; limitations on the manner in which the Funds may invest in securities; and limitations on repatriation of income, capital, or the proceeds of sales of securities.

   CONVERTIBLE SECURITIES. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or other issuers. Convertible securities are usually subordinated in right of payment to nonconvertible debt securities of the same issuer, but are senior to common stocks in an issuer's capital structure. Their prices tend to be influenced by changes in interest rates (in the same manner as described below for debt securities) as well as changes in the market value of the common stock into which they can be converted.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS

   DEBT SECURITIES. The values of the debt securities held by the Funds fluctuate in response to movements in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, the issuers of any of the debt securities held by the Fund may fail to pay interest or principal when due, although the U.S. Treasury securities held by the U.S. Treasury Securities Fund and Short Intermediate U.S. Treasury Securities Fund are direct obligations of the U.S. Government.


   The Funds generally will only acquire bonds that are rated investment grade at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that Pacific Century or its Sub-Adviser determines are comparable. However, obligations with the lowest of these ratings have some speculative characteristics, and changes in economic conditions are more likely to lead to the issuer's weakened capacity to make principal and interest payments than higher rated securities. If the rating of a security decreases after a Fund buys it, or it is no longer rated, Pacific Century or its Sub-Adviser will decide whether the Fund should continue to hold the security.



   U.S. government securities include not only U.S. Treasury obligations, but also obligations of various agencies and instrumentalities of the U.S. government. Some of these are supported by the full faith and credit of the U.S. Treasury, but others are supported only by the issuer's right to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase the agency's obligations, or by the instrumentalities' own credit. The U.S. Government might not provide financial support to instrumentalities it sponsors if it is not legally obligated to do so. However, the Funds will invest in the obligations of such instrumentalities only when Pacific Century or its Sub-Adviser believes that the credit risk is minimal.



   The New Asia Growth Fund and International Stock Fund may each invest up to 10% of its net assets in securities rated below investment grade or of comparable quality, commonly referred to as "junk bonds" or "high yield/high risk securities." These investments are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal as required, and generally are less liquid and have greater price volatility that higher rated securities. The Fund may not purchase debt securities that are in default, except that it can invest up to 5% of its total assets in sovereign (government) debt that is in default.



   MUNICIPAL OBLIGATIONS. The Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund, Diversified Fixed Income Fund, U.S. Treasury Securities Fund and Short Intermediate U.S. Treasury Securities Fund may purchase not only "general obligation" municipal bonds (which are secured by the pledge of a municipality's faith, credit and taxing power), but also "revenue" bonds, which depend for payment of principal and interest on the revenues obtained from a specific project or facility. In addition, the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in municipal bonds covered by insurance and in "moral obligation" bonds. Insurance minimizes the risks of payment delays or defaults, but does not guarantee the market value of the insured bonds. Moral obligation bonds are issued by a municipality or a state financial intermediary and backed by the moral obligation pledge of a state government to appropriate funds in the future if the primary issuer defaults, but the state is not legally bound to honor the pledge.



   The Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund may purchase municipal notes with maturities at the time of issuance of three years or less. These generally are issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The issuer's ability to make payments therefore depends on such receipts.

   The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund invest significantly in municipal obligations of issuers located in Hawaii. The values of shares of these Funds therefore will be affected by economic and political developments in Hawaii.


   YEAR 2000 AND THE PACIFIC CAPITAL FUNDS. Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by Pacific Century Trust and the Funds' other service providers do not properly process date-related information for the year 2000 and beyond. The Funds understand that their key service providers are taking steps to address this issue. In addition, the problem may adversely affect the companies and other issuers in which the Funds invest. For example, they may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. Management of the Funds and Pacific Century will continue to monitor developments relating to this issue.



   EURO INTRODUCTION. The European Union's planned introduction of a single European currency, the Euro, on January 1, 1999 creates certain uncertainties, including whether the payment and operational systems of banks and other financial institutions will be prepared for the change, the legal treatment of certain outstanding financial contracts that refer to existing currencies, and the creation of suitable clearing and settlement payment systems for the new currency. These or other related factors could cause market disruptions before or after the introduction of the Euro. The Trust understands that Pacific Century and other key service providers are taking steps to address Euro-related issues.



   The most recent information about each Fund's portfolio holdings can be found in its annual or semi-annual report. For information about receiving this report, see the back cover.


   INVESTMENT OBJECTIVES, POLICIES AND RISKS logo logo
             FUND MANAGEMENT


   THE INVESTMENT ADVISER


   Pacific Century Trust, ("Pacific Century"), 111 S. King Street, Honolulu, Hawaii 96813, a division of Bank of Hawaii, is the adviser for the Funds. Pacific Century has managed the financial assets of corporations and institutional investors for more than a century. Pacific Century, formerly known as Hawaiian Trust Company, is among the top 50 trust firms in the United States based on assets under management and oversees more than $14 billion in client assets. The Pacific Century investment management team -- including portfolio managers, financial analysts and economists -- is responsible for over $8 billion of these assets.



   For these advisory services, the Funds paid Pacific Century as follows during their last fiscal year:



                                                                   PERCENTAGE OF
                                                                AVERAGE NET ASSETS
                                                              FOR YEAR ENDED 7/31/98
                                                           ------------------------------
     Growth Stock Fund                                                  .80%
                                                          ------------------------------
     Growth and Income Fund                                             .80%
                                                          ------------------------------
     Value Fund                                                         N/A
                                                          ------------------------------
     Small Cap Fund                                                     N/A
                                                          ------------------------------
     New Asia Growth Fund                                               .75%*
                                                          ------------------------------
     International Stock Fund                                           N/A
                                                          ------------------------------
     Tax-Free Securities Fund                                           .50%*
                                                          ------------------------------
     Tax-Free Short Intermediate Securities Fund                        .43%*
                                                          ------------------------------
     Diversified Fixed Income Fund                                      .51%*
                                                          ------------------------------
     U.S. Treasury Securities Fund                                      .46%*
                                                          ------------------------------
     Short Intermediate U.S. Treasury Securities Fund                   .30%*
                                                          ------------------------------
     Balanced Fund                                                      N/A
    -------------------------------------------------------------------------------------



    * Pacific Capital waived a portion of its fees for the fiscal year. Contractual fees (without waivers) are: Growth Stock Fund, .80%; Growth and Income Fund, .80%; Value Fund, .80%; Small Cap Fund, 1.10%; New Asia Growth Fund, .90%; International Stock Fund, 1.10%; Tax-Free Securities Fund, .60%; Tax-Free Short Intermediate Securities Fund, .50%; Diversified Fixed Income Fund, .60%; U.S. Treasury Securities Fund, .60%; Short Intermediate U.S. Treasury Securities Fund, .50%; and Balanced Fund, .80%.



   THE SUB-ADVISERS



   Nicholas-Applegate Capital Management, 600 W. Broadway, San Diego, California 92101, is the Sub-Adviser to the International Stock Fund and the Small Cap Fund, and provides investment advisory services with respect to management of those Funds' portfolios. Its affiliate, Nicholas-Applegate Capital Management (Hong Kong) LLC ("NACM Hong Kong"), is the Sub-Adviser to the New Asia Growth Fund, and provides investment advisory services with respect to management of the foreign component of that Fund's portfolio. Their fees are paid by Pacific Century.

   FUND MANAGEMENT

   PORTFOLIO MANAGERS


   Management of the Funds is coordinated by Pacific Century's investment unit, which is staffed with more than 40 people, including seven Chartered Financial Analysts and nine M.B.A.'s. All investment decisions of Pacific Century for the Funds it advises are made by a committee, with individual portfolio managers having day-to-day responsibility of managing the Funds.



   GROWTH STOCK FUND. Roger Khlopin, CFA, serves as a Vice President and Team Leader on the Equity Investment Team at Pacific Century and has been primarily responsible for the day-to-day management of the Fund since 1997. Mr. Khlopin joined Pacific Century in 1992 as a securities analyst and Portfolio Manager. Prior to joining Pacific Century, Mr. Khlopin served as a broker with Dean Witter from 1990 to 1991, and as a securities analyst with Smith Barney from 1981 to 1989, and Sanford C. Bernstein & Company from 1980 to 1981.



   GROWTH AND INCOME FUND. Clyde Powers, CFA serves as a Vice President and Team Leader on the Equity Investment Team at Pacific Century and has been primarily responsible for the management of the Fund since 1997. Mr. Powers has 26 years of experience managing growth funds and growth oriented portfolios for institutional investors. Prior to joining Pacific Century in 1997, Mr. Powers served as a portfolio manager for Amcore Investment Group from 1995 to 1997, and as Managing Director-Investment Operations for Union Capital Advisors from 1984 to 1995.



   VALUE FUND. A team of Dave Zerfoss, CFA, Scott Takemoto, CFA and Derwin Osada is responsible for the day-to-day management of the Fund. Mr. Zerfoss serves as Vice President and Manager on the Equity Investment Team at Pacific Century. Prior to joining Pacific Century in 1969, Mr. Zerfoss served as a portfolio manager with First National Bank of Chicago. Mr. Takemoto serves as Vice President on the Equity Investment Team at Pacific Century. Mr. Takemoto has served as a sector analyst and Senior Portfolio Manager with Pacific Century from 1992 to the present. Mr. Osada has served as a Portfolio Manager with Pacific Century from 1994 to the present.



   SMALL CAP FUND. A team headed by Catherine Somhegyi, Larry Speidell, Mark Stuckelman and John Kane is responsible for the day-to-day management of the Fund. Ms. Somhegyi, a Partner of Nicholas-Applegate Capital Management, is its Chief Investment Officer for Global Equity Management and has managed assets for clients of the firm since 1987. Mr. Speidell, a Partner of Nicholas-Applegate Capital Management, has been Director of Global/Systematic Portfolio Management and Research since 1994; he has 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company. Mr. Stuckelman is a Portfolio Manager in the systematic equity group. Prior to joining Nicholas-Applegate in 1995, Mr. Stuckelman was a senior quantitative analyst with Wells Fargo Bank's Investment Management Group and responsible for the management of risk-controlled equity portfolios at Fidelity Management Trust Co. In addition, he was a senior consultant with BARRA. He has seven years of investment experience. Mr. Kane, a Partner of Nicholas-Applegate Capital Management, is the team leader of its systematic domestic equity group. Prior to joining the firm in 1994, he directed the investment group of ARCO Investment Management Company. He has 29 years of economic and investment experience.



   NEW ASIA GROWTH FUND. Tim Greaton, Senior Portfolio Manager of NACM Hong Kong, has been primarily responsible for the day-to-day management of the Fund since 1995. Mr. Greaton joined NACM Hong Kong in 1997. Prior to joining NACM Hong Kong, Mr. Greaton served as Senior Portfolio Manager of Credit Lyonnais International Asset Management (HK) Limited from 1992 to 1997.

   FUND MANAGEMENT


   PORTFOLIO MANAGERS


   CONTINUED



   INTERNATIONAL STOCK FUND. A team headed by Catherine Somhegyi, Larry Speidell, Loretta Morris, Alexander Muromcew, Melisa Grigolite and John Tribolet is responsible for the day-to-day management of the Fund. Ms. Somhegyi, a partner of Nicholas-Applegate Capital Management, is its Chief Investment Officer for Global Equity Management and has managed assets for clients of the firm since 1987. Mr. Speidell, a Partner of Nicholas-Applegate Capital Management, has been Director of Global/ Systematic Portfolio Management and Research since 1994; he has 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company. Ms. Morris, a Partner of Nicholas-Applegate Capital Management, focuses on the management of international and global portfolios. She has managed assets for clients of the firm since 1990 and has 18 years investment experience. Mr. Muromcew is a Portfolio Manager on the Global/Systematic International team. Prior to joining Nicholas-Applegate in 1996, Mr. Muromcew was an analyst with Teton Partners, L.P., Emerging Markets Investors Corp. and Jardine Fleming Securities. He has eight years of investment experience. Ms. Grigolite is a Portfolio Manager responsible for international and global portfolio management and research. She joined the firm in 1991 and has seven years investment experience. Mr. Tribolet is a Portfolio Manager responsible for portfolio management and research for international portfolios. Mr. Tribolet joined the firm in 1997 and has four years prior investment banking experience with Paine Webber and Kemper Securities. He has six years of investment experience.



   TAX-FREE SECURITIES FUND AND TAX-FREE SHORT INTERMEDIATE SECURITIES
   FUND. Yvonne Lim, Vice President and Team Leader on the Tax-Exempt Fixed Income Investment Team at Pacific Century, has been primarily responsible for the day-to-day management of the Funds since 1993. Prior to managing the Funds, Ms. Lim served as Cash Manager for Pacific Resources from 1989 to 1992.



   DIVERSIFIED FIXED INCOME FUND. Janet E. Katakura, Vice President, Team Leader and Manager of the Taxable Fixed Income Investment Team for Pacific Century, has been primarily responsible for the day-to-day management of the Fund since its inception. Ms. Katakura joined Pacific Century in 1983.



   SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND AND U.S. TREASURY SECURITIES FUND. David Todani, CFA, Vice President and Team Leader on the Taxable Fixed-Income Investment Team at Pacific Century, has been primarily responsible for the day-to-day management of the Funds since 1995. Prior to joining the Fixed-Income Investment Team, Mr. Todani served as a fixed income portfolio manager and treasury officer for Bank of Hawaii from 1983 to 1994.



   BALANCED FUND. The Balanced Fund has not commenced operations as of the date of this prospectus.


   The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

A  THE DISTRIBUTOR AND ADMINISTRATOR


   BISYS Fund Services ("BISYS") is the Funds' distributor and BISYS Fund Services Ohio, Inc. is the Funds' administrator. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219.

logo
logo
             SHAREHOLDER INFORMATION


   PRICING OF FUND SHARES

   HOW NAV IS CALCULATED


   The NAV is calculated by
   adding the total value of a
   Fund's investments and
   other assets attributable
   to Class Y shares,
   subtracting its liabilities
   attributable to Class Y
   shares, and then dividing
   that figure by the number
   of outstanding Class Y
   shares of the Fund:


              NAV =
   Total Assets - Liabilities

  ----------------------------

        Number of Shares

           Outstanding

   Locate your Fund's NAV
   daily in The Wall Street
   Journal and other
   newspapers or call
   800-258-9232 for
   information.


   ---------------------------

The price of each Fund's shares is based on its per share net asset value
                                          ("NAV"). The NAV for Class Y shares is
                                          determined and its shares are priced
                                          at the close of regular trading on the
                                          New York Stock Exchange ("NYSE")
                                          (normally at 4 p.m. Eastern time) on
                                          days the Exchange is open. Your order
                                          will be priced at the next NAV
                                          calculated after your order is
                                          accepted by the Fund (plus any
                                          applicable sales charge).


The Fund's securities are valued at current market prices except for debt obligations with remaining maturities
                                          of 60 days or less (which are valued
                                          at amortized cost). If market
                                          quotations are not available,
                                          securities will be valued by a method
                                          that the Board of Trustees believes
                                          accurately reflects fair value.

   SHAREHOLDER INFORMATION



   PURCHASING AND ADDING TO YOUR SHARES



   Shares are sold by the Distributor, BISYS. Only institutions (including Bank of Hawaii and its affiliated and correspondent banks) ("Institutions") acting on behalf of customers having a qualified trust account, employee benefit account or other qualifying account at such Institutions are eligible to invest in Class Y shares. Class Y shares may not be purchased by individual investors, either directly or through brokerage accounts.



   Class Y shares purchased through qualifying accounts may be held in separate accounts in the name of the person or persons who purchased the shares, but dividends and distributions relating to such shares may not be reinvested and no additional Class Y shares may be purchased for such separate accounts unless the account holder qualifies to purchase additional Class Y shares. If you have purchased Class Y shares of any Fund and do not qualify to purchase additional Class Y shares, you may make an additional investment in the Fund by purchasing Class A or Class B shares, which are offered in a separate prospectus. If you have purchased Class Y shares, but no longer qualify to make an additional investment, we will convert your holdings to Class A shares of the same Fund. As a shareholder of Class A shares, you will be permitted to reinvest dividends and distributions relating to your share holdings, but your investment will be subject to the higher expenses associated with Class A shares. See "Exchange Privileges and Conversion Feature" below.



   Qualified accounts maintained by or on behalf of certain persons ("Customers") by an Institution may purchase Class Y shares of the Funds through procedures established by BISYS. These procedures may include instructions under which a Customer's account is automatically "swept" at least once a week and amounts in excess of a minimum amount agreed upon by an Institution and its Customer are invested by BISYS in shares of a Fund.



   No sales charge (load) is imposed at the time you purchase or sell Class Y shares. Depending upon the terms of your Customer account, an Institution may charge your account fees for services provided in connection with investment in the Funds. The Institution will provide you with information concerning these services and any charges.


   -----------------------------------------------------------------------------

   AVOID 31% TAX WITHHOLDING



   A Fund must withhold 31% of your taxable dividends, capital gains distributions and redemptions if you have not provided the Fund with your taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.

   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES


   CONTINUED

   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   Initial Investment:

   1. Contact BISYS at 800-258-9232 to request an application.

   2. Make check, bank draft or money order payable to "Pacific Capital Funds."


   3. Mail to: Pacific Capital Funds, PO Box 182130, Columbus, OH 43218-2130



   Subsequent Investments:



   1. Use the investment slip attached to your account statement.
     Or, if unavailable

   2. Include the following information on a piece of paper:
      - Fund name
      - share class
      - amount invested
      - account name
      - account number
      Include your account number on your check.

   3. Mail investment slip and check to:
     Pacific Capital Funds,
     PO Box 182130,

   Columbus, OH 43218-2130

   BY OVERNIGHT SERVICE


   See instructions 1-2 above for subsequent investments.


   3. Send to: Pacific Capital Funds, c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219


   BY ELECTRONIC PURCHASE


   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.
   Your bank or broker may charge for this service.


   Establish the electronic purchase option on your account application or call 800-258-9232. Your account can generally be set up for electronic purchases within 15 days.


   Call 800-258-9232 to arrange a transfer from your bank account.

ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, your bank makes the transaction through the Automated Clearing House (ACH), which may take up to eight days to clear. There is generally no fee for ACH transactions.



                                                               QUESTIONS?




                                                          Call 800-258-9232 or
                                                                  your


                                                               investment
                                                            representative.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES


   CONTINUED


   BY WIRE TRANSFER

   For initial investment:

   Contact BISYS at 800-258-9232 to request an application and for instructions for returning your completed application.


   Follow instructions below after receiving your confirmation number.


   For initial and subsequent investments:
   Instruct your bank to wire transfer your investment to:

   Huntington National Bank


   Routing Number: ABA #044000024


   DDA #01891797644


   Include:

   Your name


   Your confirmation number, your account number and the name of the Fund.


   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 800-258-9232 TO TELL US THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.

   You can add to your account by using the convenient options described above. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice. The Funds also reserve the right to reject any purchase or to suspend or modify the continuous offering of their shares.

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
   You can sell your shares
   at any time. Your sales
   price will be the next NAV
   after your sell order is
   received by the Fund or
   your investment
   representative. Normally
   you will receive your
   proceeds within a week
   after your request is

   received.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.


   BY TELEPHONE (unless you have declined telephone sales privileges)


     1. Call 800-258-9232 with instructions as to how you want to receive your funds

        (mail, wire, electronic transfer). See "General Policies on Selling Shares" below.



   BY MAIL See "General Policies on Selling Shares-Redemptions in Writing Required" below.

     1. Call 1-800-258-9232 to request redemption forms, or write a letter of instruction indicating:
        - your Fund and account number
        - amount you want to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: Pacific Capital Funds, PO Box 182160, Columbus, OH 43218-2160


   BY OVERNIGHT SERVICE



   SEE INSTRUCTION 1 ABOVE.


     2. Send to: Pacific Capital Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES


   CONTINUED



   WIRE TRANSFER



   You must select this option on your account application.



   The Fund may charge a wire transfer fee. Note: Your financial institution may also charge a separate fee.



   Call 800-258-9232 to request a wire transfer. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise it will normally be wired on the second business day after your call.



   ELECTRONIC REDEMPTIONS



   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.



   Note: Your bank may charge for this service.



   Call 800-258-9232 to request an electronic redemption.



   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds will normally be credited within 8 days. Otherwise, it will normally take up to 9 days.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES



   REDEMPTIONS IN WRITING REQUIRED



   You must request redemption in writing in the following situations:



   1. All requests for redemptions from individual retirement accounts ("IRA's") must be in writing.


   2. Redemption requests require a signature guarantee when:


     - You ask us to make the check payable to someone who is not the owner of the account


     - You ask us to mail the check to an address that is not the address on your account


     - You ask us to wire the proceeds to a commercial bank account that is not designated on your account application


     - The redemption proceeds exceed $50,000



   You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.



   TELEPHONE REDEMPTIONS



   The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Because of these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Funds, the Transfer Agent, Pacific Century and/or the Distributor may be liable for losses due to unauthorized transactions.



   At times of peak activity it may be difficult to place requests by phone. During these times, consider sending your request in writing.


   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT


   When you have made an investment by check, you cannot receive any portion of the redemption proceeds on the same investment until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.



   REFUSAL OF REDEMPTION REQUEST



   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission ("SEC") in order to protect remaining shareholders.



   REDEMPTION IN KIND



   We reserve the right to make your redemption payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If we deem it advisable for the benefit of all shareholders, you will receive securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.



   UNDELIVERABLE REDEMPTION CHECKS



   If you choose to receive distributions in cash and if distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund. No interest is paid during the time the check is outstanding.

   SHAREHOLDER INFORMATION

   EXCHANGING YOUR SHARES

   The Exchange Privilege
   permits a shareholder to
   exchange Class Y shares of
   one Fund for Class Y shares
   of another Fund. Class Y
   shareholders may also
   exchange their shares for
   other investment companies
   for which Pacific Century
   serves as investment
   adviser. These are the
   Pacific Capital Cash Assets
   Trust, the Pacific Capital
   Tax-Free Cash Assets Trust,
   the Pacific Capital U.S.
   Government Securities Cash
   Assets Trust. No
   transaction fees are
   charged for exchanges.

Exchanges from one Fund to another are taxable.

You can make exchanges by sending a written request to Pacific Capital Funds, PO Box 182130, Columbus OH 43218-2130,
or by calling 800-258-9232. Please
provide the following information:

  - Your name and telephone number


  - The exact name on your account and account number


  - Taxpayer identification number (usually your social security number)


  - Dollar value or number of shares you are exchanging


  - The name of the Fund from which the exchange is to be made


  - The name of the Fund into which the exchange is being made

See "Selling Your Shares" for important information about telephone transactions.

   NOTES ON EXCHANGES

     - The registration and tax
       identification numbers of the
       two accounts must be
       identical.



     - The Exchange Privilege may be
       changed or eliminated at any
       time after a 60-day notice to
       shareholders.



     - Be sure to read carefully the
       Prospectus of any Fund or
       other investment company into
       which you wish to exchange
       shares.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES


   DIVIDENDS AND DISTRIBUTIONS

   The Diversified Fixed Income Fund, Short Intermediate U.S. Treasury Securities Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund will declare dividends of substantially all of their net income daily and will pay such dividends monthly. The Balanced Fund, Growth and Income Fund, Growth Stock Fund and Value Fund will declare and pay dividends of substantially all of their net income monthly. The New Asia Growth Fund, Small Cap Fund and International Stock Fund will declare and pay dividends of substantially all of their net income quarterly. Each Fund distributes any capital gains annually.



   We automatically reinvest all income dividends and capital gains distributions on Fund shares in additional shares of the same Fund and Class on the ex-dividend date unless you request otherwise in writing to the Transfer Agent (at least 15 days prior to the distribution). The Distributor does not charge any fees or sales charges on reinvestments. You may elect to receive your dividends/distributions in cash either by check sent to your address or by wire to your bank account.



   The value of your shares will be reduced by the amount of dividends and distributions. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.


   TAXES


   Dividends generally are taxable as ordinary income. Taxes on capital gains distributed by the Funds vary with the length of time the Fund has held the security -- not how long you have been invested in the Fund.


   Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or in additional shares.


   The Funds may incur foreign income taxes in connection with some of their foreign investments. Certain of these taxes may be credited to shareholders.


   You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.


   An exchange of shares is considered a sale, and any related gains may be subject to federal and state taxes.


   Foreign shareholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES

   CONTINUED

   HAWAII TAX INFORMATION


   The Funds expect that some dividends paid by the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund to Hawaii residents will be exempt from Hawaii personal income tax to the extent attributable to Hawaii municipal obligations. Under Hawaii law, interest derived from obligations of other states (and their political subdivisions) will not be exempt from Hawaii income taxation.



   Dividends and distributions made by the Funds (and to the extent attributable to Hawaii municipal obligations for the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund) to Hawaii residents will generally be treated for Hawaii income tax purposes in the same manner as they are treated for federal income tax purposes.


   If you are not a Hawaii resident you should not be subject to Hawaii income taxation on dividends and distributions made by the Funds, but you will be subject to taxes of other states and localities.


   OTHER SHARE CLASSES



   The Funds also offer Class A and B shares. These shares have different sales charges and other expenses which will result in different performance than Class Y shares. Shares of all Classes of a Fund otherwise have identical rights, and vote together except for matters affecting only a specific Class.

 logo
 logo
             OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS



   The Financial Highlights in the following table set forth certain financial data and investment results of the Class Y shares of the Funds since inception, expressed in one share of each Fund outstanding throughout the period. The Financial Highlights are derived from the financial statements of Pacific Capital Funds which have been audited by Ernst & Young LLP, independent auditors. The Financial Highlights should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information. The Funds' annual report contains additional performance information relating to the Funds and is available upon request, without charge.

   OTHER INFORMATION ABOUT THE FUNDS                    GROWTH STOCK FUND



   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                                   OCTOBER 14, 1994
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED            TO
                                                   JULY 31, 1998   JULY 31, 1997   JULY 31, 1996   JULY 31, 1995(e)
    NET ASSET VALUE, BEGINNING OF PERIOD             $  17.44        $  11.89        $  11.71          $   9.89
    ---------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                         --            0.07            0.10              0.11
      Net realized and unrealized gain (loss) on
        investments                                      3.01            5.55            0.89              1.83
    ---------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                 3.01            5.62            0.99              1.94
    ---------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                --           (0.07)          (0.10)            (0.12)
      In excess of net investment income                (0.02)             --              --                --
      In excess of net realized gains                      --              --           (0.49)               --
      Net realized gains                                (2.62)             --           (0.22)               --
    ---------------------------------------------------------------------------------------------------------------
        Total Distributions                             (2.64)          (0.07)          (0.81)            (0.12)
    ---------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $  17.81        $  17.44        $  11.89          $  11.71
    ---------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)            19.96%          47.39%           8.53%            20.64%(f)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)              $375,117        $198,407        $172,565          $136,837
      Ratio of expenses to average net assets            1.07%           1.07%           1.09%             1.13%(c)
      Ratio of net investment income (loss) to
        average net assets                              (0.08)%          0.45%           0.86%             1.30%(c)
      Ratio of expenses to average net assets*           1.11%           1.11%           1.13%             1.21%(c)
      Ratio of net investment income (loss) to
        average net assets*                             (0.12)%          0.41%           0.82%             1.23%(c)
    Portfolio Turnover(d)                               97.03%          32.20%          61.30%            32.40%



   See footnotes on page 65.

   OTHER INFORMATION ABOUT THE FUNDS               GROWTH AND INCOME FUND



   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                                   OCTOBER 14, 1994
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED            TO
                                                   JULY 31, 1998   JULY 31, 1997   JULY 31, 1996   JULY 31, 1995(a)
    NET ASSET VALUE, BEGINNING OF PERIOD             $  17.27        $  12.32        $  11.43          $  10.00
    ---------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                       0.07            0.11            0.17              0.20
      Net realized and unrealized gain (loss) on
        investments                                      3.01            5.58            1.21              1.42
    ---------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                 3.08            5.69            1.38              1.62
    ---------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                             (0.07)          (0.11)          (0.17)            (0.19)
      In excess of net investment income                   --              --           (0.01)               --
      In excess of net realized gains                      --              --              --                --
      Net realized gains                                (1.53)          (0.63)          (0.31)               --
    ---------------------------------------------------------------------------------------------------------------
        Total Distributions                             (1.60)          (0.74)          (0.49)            (0.19)
    ---------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $  18.75        $  17.27        $  12.32          $  11.43
    ---------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)            19.37%          47.96%          12.29%            16.41%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)              $164,706        $123,821        $ 74,427          $ 41,771
      Ratio of expenses to average net assets            1.08%           1.07%           1.11%             1.14%(c)
      Ratio of net investment income (loss) to
        average net assets                               0.38%           0.79%           1.43%             2.47%(c)
      Ratio of expenses to average net assets*           1.12%           1.12%           1.15%             1.22%(c)
      Ratio of net investment income (loss) to
        average net assets*                              0.34%           0.75%           1.39%             2.39%(c)
      Portfolio Turnover(d)                             75.92%          74.83%          80.83%            12.78%



   See footnotes on page 65.

   OTHER INFORMATION ABOUT THE FUNDS                 NEW ASIA GROWTH FUND



   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                                   FEBRUARY 15, 1995
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED            TO
                                                   JULY 31, 1998   JULY 31, 1997   JULY 31, 1996   JULY 31, 1995(a)
    NET ASSET VALUE, BEGINNING OF PERIOD              $ 13.94         $ 11.14         $ 11.22           $ 10.00
    ----------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                       0.12            0.06           (0.01)             0.04
      Net realized and unrealized gain (loss) on
        investments                                     (6.63)           2.87            0.22              1.18
    ----------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                (6.51)           2.93            0.21              1.22
    ----------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                             (0.02)          (0.01)             --                --
      In excess of net investment income                   --              --           (0.03)               --
      In excess of net realized gains                      --              --              --                --
      Net realized gains                                (1.04)          (0.12)          (0.26)               --
    ----------------------------------------------------------------------------------------------------------------
        Total Distributions                             (1.06)          (0.13)          (0.29)               --
    ----------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                    $  6.37         $ 13.94         $ 11.14           $ 11.22
    ----------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)           (48.76)%          26.50%          1.99%            12.20%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)               $14,569         $18,376         $ 8,469           $ 2,861
      Ratio of expenses to average net assets            1.93%           1.72%           1.98%             1.97%(c)
      Ratio of net investment income (loss) to
        average net assets                               1.32%           0.46%          (0.02)%            1.18%(c)
      Ratio of expenses to average net assets*           2.13%           1.82%           2.84%             2.74%(c)
      Ratio of net investment income (loss) to
        average net assets*                              1.12%           0.36%          (0.88)%            0.42%(c)
      Portfolio Turnover(d)                            129.77%         134.89%          86.53%            55.62%



   See footnotes on page 65.

   OTHER INFORMATION ABOUT THE FUNDS             TAX-FREE SECURITIES FUND



   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                                   OCTOBER 14, 1994
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED            TO
                                                   JULY 31, 1998   JULY 31, 1997   JULY 31, 1996   JULY 31, 1995(a)
    NET ASSET VALUE, BEGINNING OF PERIOD             $  10.86        $  10.46        $  10.56          $  10.00
    ---------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                       0.51            0.51            0.52              0.42
      Net realized and unrealized gain (loss) on
        investments                                      0.08            0.46            0.07              0.51
    ---------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                 0.59            0.97            0.59              0.93
    ---------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                             (0.51)          (0.51)          (0.52)            (0.37)
      In excess of net investment income                   --              --           (0.04)               --
      In excess of net realized gains                      --              --           (0.04)               --
      Net realized gains                                (0.06)          (0.06)          (0.09)               --
    ---------------------------------------------------------------------------------------------------------------
        Total Distributions                             (0.57)          (0.57)          (0.69)            (0.37)
    ---------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $  10.88        $  10.86        $  10.46          $  10.56
    ---------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)             5.63%           9.58%           5.73%             9.54%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)              $416,544        $296,764        $288,934          $281,646
      Ratio of expenses to average net assets            0.77%           0.87%           0.89%             0.89%(c)
      Ratio of net investment income (loss) to
        average net assets                               4.74%           4.86%           4.92%             5.16%(c)
      Ratio of expenses to average net assets*           0.90%           0.91%           0.93%             0.98%(c)
      Ratio of net investment income (loss) to
        average net assets*                              4.61%           4.82%           4.88%             5.07%(c)
      Portfolio Turnover(d)                             10.73%          11.07%          24.78%            49.17%



   See footnotes on page 65.

                                              TAX-FREE SHORT INTERMEDIATE

   OTHER INFORMATION ABOUT THE FUNDS                      SECURITIES FUND



   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                                   OCTOBER 14, 1994
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED            TO
                                                   JULY 31, 1998   JULY 31, 1997   JULY 31, 1996   JULY 31, 1995(a)
    NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.21         $ 10.08         $ 10.14          $ 10.00
    ---------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                       0.38            0.39            0.40             0.32
      Net realized and unrealized gain (loss) on
        investments                                        --            0.14           (0.03)            0.11
    ---------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                 0.38            0.53            0.37             0.43
    ---------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                             (0.38)          (0.39)          (0.40)           (0.29)
      In excess of net investment income                   --              --           (0.03)              --
      In excess of net realized gains                      --              --              --               --
      Net realized gains                                (0.06)          (0.01)             --               --
    ---------------------------------------------------------------------------------------------------------------
        Total Distributions                             (0.44)          (0.40)          (0.43)           (0.29)
    ---------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                    $ 10.15         $ 10.21         $ 10.08          $ 10.14
    ---------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)             3.83%           5.36%           3.67%            4.36%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)               $52,185         $37,410         $39,472          $39,993
      Ratio of expenses to average net assets            0.76%           0.84%           0.83%            0.85%(c)
      Ratio of net investment income (loss) to
        average net assets                               3.75%           3.82%           3.90%            4.03%(c)
      Ratio of expenses to average net assets*           0.87%           0.89%           0.88%            0.94%(c)
      Ratio of net investment income (loss) to
        average net assets*                              3.64%           3.77%           3.85%            3.94%(c)
      Portfolio Turnover(d)                             47.55%          29.46%          54.70%           89.98%
      Average Commission Rate Paid(e)                      --              --              --               --



   See footnotes on page 65.

                                                        DIVERSIFIED FIXED

   OTHER INFORMATION ABOUT THE FUNDS                          INCOME FUND





   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                                   OCTOBER 14, 1994
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED            TO
                                                   JULY 31, 1998   JULY 31, 1997   JULY 31, 1996   JULY 31, 1995(a)
    NET ASSET VALUE, BEGINNING OF PERIOD             $  10.78        $  10.53        $  10.84          $  10.00
    ---------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                       0.61            0.60            0.58              0.55
      Net realized and unrealized gain (loss) on
        investments                                      0.22            0.34           (0.16)             0.78
    ---------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                 0.83            0.94            0.42              1.33
    ---------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                             (0.61)          (0.60)          (0.61)            (0.49)
      In excess of net investment income                   --              --           (0.02)               --
      In excess of net realized gains                      --           (0.09)          (0.10)               --
      Net realized gains                                   --              --              --                --
    ---------------------------------------------------------------------------------------------------------------
        Total Distributions                             (0.61)          (0.69)          (0.73)            (0.49)
    ---------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $  11.00        $  10.78        $  10.53          $  10.84
    ---------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)             7.94%           9.30%           3.85%            13.70%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)              $158,909        $132,583        $161,742          $ 54,827
      Ratio of expenses to average net assets            0.77%           0.90%           0.88%             0.93%(c)
      Ratio of net investment income (loss) to
        average net assets                               5.61%           5.67%           5.56%             6.71%(c)
      Ratio of expenses to average net assets*           0.90%           0.94%           0.92%             1.01%(c)
      Ratio of net investment income (loss) to
        average net assets*                              5.48%           5.63%           5.52%             6.63%(c)
      Portfolio Turnover(d)                             57.58%          80.98%          58.86%            60.47%



   See footnotes on page 65.

                                                            U.S. TREASURY

   OTHER INFORMATION ABOUT THE FUNDS                      SECURITIES FUND



   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                                   OCTOBER 14, 1994
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED            TO
                                                   JULY 31, 1998   JULY 31, 1997   JULY 31, 1996   JULY 31, 1995(e)
    NET ASSET VALUE, BEGINNING OF PERIOD              $  9.38         $  9.14         $  9.43          $  8.66
    ---------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                       0.54            0.53            0.59             0.44
      Net realized and unrealized gain (loss) on
        investments                                      0.21            0.26           (0.24)            0.76
    ---------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                 0.75            0.79            0.35             1.20
    ---------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                             (0.54)          (0.54)          (0.55)           (0.43)
      In excess of net investment income                   --           (0.01)          (0.09)              --
      In excess of net realized gains                      --              --              --               --
      Net realized gains                                   --              --              --               --
    ---------------------------------------------------------------------------------------------------------------
        Total Distributions                             (0.54)          (0.55)          (0.64)           (0.43)
    ---------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                    $  9.59         $  9.38         $  9.14          $  9.43
    ---------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)             8.24%           8.92%           3.71%           10.49%(f)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)               $22,178         $23,832         $23,248          $51,264
      Ratio of expenses to average net assets            0.82%           0.91%           0.95%            1.02%(c)
      Ratio of net investment income (loss) to
        average net assets                               5.70%           5.85%           5.81%            5.78%(c)
      Ratio of expenses to average net assets*           1.01%           0.95%           0.99%            1.09%(c)
      Ratio of net investment income (loss) to
        average net assets*                              5.51%           5.81%           5.77%            5.71%(c)
      Portfolio Turnover(d)                             11.82%          44.90%          15.75%           80.98%



   See footnotes on page 65.

                                                  SHORT INTERMEDIATE U.S.

   OTHER INFORMATION ABOUT THE FUNDS             TREASURY SECURITIES FUND


   FINANCIAL HIGHLIGHTS

   CONTINUED



                                                                                                   OCTOBER 14, 1994
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED            TO
                                                   JULY 31, 1998   JULY 31, 1997   JULY 31, 1996   JULY 31, 1995(e)
    NET ASSET VALUE, BEGINNING OF PERIOD              $  9.56         $  9.42         $  9.61          $  9.30
    --------------------------------------------------------------------------------------------------------------


    INVESTMENT ACTIVITIES:
      Net investment income (loss)                       0.51            0.52            0.53             0.44
      Net realized and unrealized gain (loss) on
        investments                                      0.10            0.14           (0.13)            0.31
    --------------------------------------------------------------------------------------------------------------


        Total from Investment Activities                 0.61            0.66            0.40             0.75
    --------------------------------------------------------------------------------------------------------------


    DISTRIBUTIONS:
      Net investment income                             (0.51)          (0.52)          (0.53)           (0.44)
      In excess of net investment income                   --              --           (0.04)              --
      In excess of net realized gains                      --              --           (0.02)              --
      Net realized gains                                   --              --              --               --
    --------------------------------------------------------------------------------------------------------------


        Total Distributions                             (0.51)          (0.52)          (0.59)           (0.44)
    --------------------------------------------------------------------------------------------------------------


    NET ASSET VALUE, END OF PERIOD                    $  9.66         $  9.56         $  9.42          $  9.61
    --------------------------------------------------------------------------------------------------------------


        Total Return (excludes sales charge)             6.62%           7.19%           4.18%            6.57%(f)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)               $24,843         $26,722         $23,545          $16,214
      Ratio of expenses to average net assets            0.64%           0.62%           0.67%            0.75%(c)
      Ratio of net investment income (loss) to
        average net assets                               5.36%           5.47%           5.40%            5.84%(c)
      Ratio of expenses to average net assets*           0.89%           0.87%           0.92%            0.99%(c)
      Ratio of net investment income (loss) to
        average net assets*                              5.11%           5.22%           5.15%            5.61%(c)
      Portfolio Turnover(d)                             17.33%          51.56%          47.17%           62.73%



    * During the period, certain fees were voluntarily reduced. In addition, with respect to Growth Stock Fund, Short Intermediate U.S. Treasury Securities Fund and U.S. Treasury Securities Fund, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.



   (a) Period from commencement of operations.



   (b) Not Annualized.



   (c) Annualized.



   (d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.



   (e) On October 13, 1994, the Trust identified those Institutional shareholders that were part of Class A and transferred these shareholders into Class Y at the prevailing net asset value effective October 14, 1994. The Financial Highlights presented for Class Y reflects operations and distributions for the period from October 14, 1994 through July 31, 1995.


   (f) Represents total return for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 plus total return for the Class Y shares for the period from October 14, 1994 through July 31, 1995.

For more information about the Pacific Capital Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:


The Funds' annual and semi-annual reports to shareholders contain detailed information on each Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


You can get free copies of Reports and the SAI, or request other information and discuss your questions about the Funds, by contacting the Bank of Hawaii or a broker that sells the Funds. Or contact us at:


                            PACIFIC CAPITAL FUNDS
                            3435 STELZER ROAD
                            COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-258-9232


You can review the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can also get text-only copies:


-- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

-- Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-7454.


PCP 0028

                                   QUESTIONS?
                           Call 800-258-9232 or your
                           investment representative.

                          [PACIFIC CAPITAL FUNDS LOGO]


                                   Managed by


                             Pacific Century Trust


                                 a Division of

                                 Bank of Hawaii

                            ------------------------

                            Tax-Free Securities Fund
                  Tax-Free Short Intermediate Securities Fund
                         Diversified Fixed Income Fund
                         U.S. Treasury Securities Fund
                Short Intermediate U.S. Treasury Securities Fund
                            ------------------------
                              Class A and Class B
                                 Retail Shares

                                December 1, 1998

         PACIFIC CAPITAL FUNDS                         TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES



                                        LOGO
                                        LOGO
Carefully review this                               3  Tax-Free Securities Fund
important section, which                            7  Tax-Free Short Intermediate Securities Fund
summarizes each Fund's                             11  Diversified Fixed Income Fund
investments, risks, past                           15  U.S. Treasury Securities Fund
performance, and fees.                             19  Short Intermediate U.S. Treasury Securities Fund

                                                INVESTMENT OBJECTIVES, POLICIES AND RISKS



                                        LOGO
                                        LOGO
Review this section for                            23  Tax-Free Securities Fund
details on each Fund's                             23  Tax-Free Short Intermediate Securities Fund
investment strategies and                          24  Diversified Fixed Income Fund
risks.                                             24  U.S. Treasury Securities Fund
                                                   25  Short Intermediate U.S. Treasury Securities Fund
                                                   25  Main Risks

                                                FUND MANAGEMENT



                                        LOGO
                                        LOGO
Review this section for                            27  The Investment Adviser
details on the people and                          27  Portfolio Managers
organizations who oversee                          28  The Distributor and Administrator
the Funds.

                                                SHAREHOLDER INFORMATION



                                        LOGO
                                        LOGO
Review this section for                            29  Pricing of Fund Shares
details on how shares are                          30  Purchasing and Adding to Your Shares
valued, how to purchase,                           33  Selling Your Shares
sell and exchange shares,                          37  Distribution Arrangements/Sales Charges
related charges, and                               43  Exchanging Your Shares
payments of dividends and                          44  Dividends, Distributions and Taxes
distributions.

                                                OTHER INFORMATION ABOUT THE FUNDS



                                        LOGO
                                        LOGO
Review this section for                            45  Financial Highlights
details or related financial
highlights of the Funds.

 logo
 logo
             RISK/RETURN SUMMARY AND FUND EXPENSES    TAX-FREE SECURITIES
             FUND

                         RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE          - High current income that is exempt from federal and Hawaii income tax

    PRINCIPAL                     The Fund normally invests at least 80% of its net assets in
    INVESTMENT STRATEGIES         investment grade municipal obligations -- debt securities
                                  that pay interest which is exempt from both federal income tax and the federal alternative minimum tax. In addition, to provide double tax exempt income the Fund normally invests
                                  50-60% of its net assets in Hawaii municipal
                                  obligations -- debt securities issued by or on behalf of the
                                  State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from
                                  Hawaii personal income tax as well as federal income tax.
                                  The Fund focuses on maximizing tax exempt income consistent with prudent investment risk, and varies the average
                                  maturity of its investment portfolio from time to time in
                                  response to actual and expected interest rate movements as well as other market and economic conditions.

    PRINCIPAL                     Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS              with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                  Fund, or the Fund could underperform other investments.
                                  The values of the Fund's investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average
                                  maturity of the Fund's investment portfolio, the greater the fluctuation. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. A portion of the Fund's net assets
                                  (normally not more than 20%) may be invested in securities that pay interest which is subject to the federal
                                  alternative minimum tax.
                                  The Fund is non-diversified, which means that its portfolio can be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund's investments than would otherwise be the case. Since the Fund invests
                                  significantly in securities of issuers in Hawaii, it also
                                  will be affected by a variety of Hawaiian economic and
                                  political factors.

    WHO MAY                       Consider investing in the Fund if you:
    WANT TO INVEST?               - want current income that is exempt from federal and Hawaii income taxes
                                  - want a high level of liquidity
                                  - want professional portfolio management
                                  This Fund is not appropriate for anyone seeking:
                                  - guaranteed safety of principal
                                  - income that is not subject to federal alternative minimum tax
                                  - capital appreciation

                                  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                  Corporation or any other government agency.

  RISK/RETURN SUMMARY AND FUND EXPENSES          TAX-FREE SECURITIES FUND


The two charts on this page
   show how the Tax-Free
   Securities Fund has
   performed and provides some
   indication of the risks of
   investing in the Fund by
   showing how its performance
   has varied from year to
   year. The bar chart shows
   changes in the yearly
   performance of the Fund and
   its predecessor over a
   period of ten years to
   demonstrate that they have
   gained and lost value at
   differing times. The table
   below it compares the
   performance of the Fund and
   its predecessor over time
   to the Lehman Brothers
   Municipal Bond Index, a
   widely recognized index of
   municipal bonds with a
   broad range of maturities.



Both charts assume
   reinvestment of dividends
   and distributions. Of
   course, past performance
   does not indicate how the
   Fund will perform in the
   future.


                                              PERFORMANCE BAR CHART AND TABLE

                                              YEAR-BY-YEAR TOTAL RETURNS AS OF
                                              12/31
                                              FOR CLASS A SHARES*

                                    LOGO

1988                                                                       9.21
89                                                                         9.30
90                                                                         5.72
91                                                                        11.70
92                                                                         7.21
93                                                                        11.87
94                                                                        -7.46
95                                                                        17.46
96                                                                         3.04
97                                                                         8.10


                                    The bar chart does not reflect the impact of any applicable sales charges. The returns for Class B shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. The table assumes that Class B shareholders redeem all their Fund shares at the end of the period indicated.


                                               Best quarter:  Q1 1995     +7.42%
                                               Worst quarter: Q1 1994     -6.10%

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending
                                                     December 31, 1997)***



                                      PERFORMANCE       PAST       PAST 5       PAST 10         SINCE
                                      INCEPTION*        YEAR       YEARS         YEARS        INCEPTION
 CLASS A
 (with 4.00% sales charge)             10/31/77         3.77%       5.39%        6.99%          2.80%
 CLASS B
 (with applicable CDSC)**              10/31/77         4.10%       6.10%        7.43%          3.01%
 LEHMAN BROTHERS MUNICIPAL BOND
 INDEX                                 10/31/77         5.99%       6.49%        8.26%          8.67%



*The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.



** Class B shares of the Fund commenced operations on March 2, 1998.



*** For the period January 1, 1998 through September 30, 1998, the aggregate (non-annualized) total returns of Class A shares (with 4.00% sales charge) and Class B shares (with applicable CDSC), were 1.31% and 0.42%, respectively, versus 5.85% for the Lehman Brothers Municipal Bond Index.

   RISK/RETURN SUMMARY AND FUND EXPENSES         TAX-FREE SECURITIES FUND


As an investor in the
   Tax-Free Securities Fund,
   you will pay the following
   fees and expenses.
   Shareholder transaction
   fees are paid from your
   account. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.


CONTINGENT DEFERRED


SALES CHARGE


Class B shares impose a back
   end sales charge (load) if
   you sell your shares
   before a certain period of
   time has elapsed. This is
   called a Contingent
   Deferred Sales Charge
   ("CDSC").

                                               FEES AND EXPENSES


                                                SHAREHOLDER TRANSACTION EXPENSES
                                                (EXPENSES PAID BY YOU DIRECTLY)      A SHARES   B SHARES
                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                                4.00%(1,4) None(4)
                                                Maximum deferred sales charge
                                                (load)                               None(2)    5.00%(3)
                                                ANNUAL FUND OPERATING EXPENSES
                                                (FEES PAID FROM FUND ASSETS)         A SHARES   B SHARES
                                                Management fee*                       0.60%      0.60%
                                                Distribution (12b-1) fee              0.75%*     1.00%
                                                Other expenses*                       0.29%      0.29%
                                                Total Fund operating expenses*        1.64%      1.89%



                                     * The Adviser is currently limiting the
                                     Management fee to 0.45%, the Distributor is limiting the 12b-1 fee for Class A shares to 0.25%, and the Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.25%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE EXPECTED TO BE 0.95% AND 1.70% FOR CLASS A AND B SHARES, RESPECTIVELY. These expense limitations may be revised or canceled at any time.


   (1) Lower sales charges are available depending upon the amount invested.


   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.



   (3) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.



   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   RISK/RETURN SUMMARY AND FUND EXPENSES         TAX-FREE SECURITIES FUND

                                               EXPENSE EXAMPLE

                                                                                    1      3        5       10
                                                                                 YEAR   YEARS   YEARS    YEARS
                                                CLASS A SHARES                   $560   $897   $1,256   $2,266
                                                CLASS B SHARES
                                                  Assuming redemption            $692   $894   $1,221   $2,117
                                                  Assuming no redemption         $192   $594   $1,021   $2,117

                                    After approximately eight years, Class B shares will automatically convert to Class A shares.

Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:
  - $10,000 investment in the
    Fund
  - 5% annual return

  - no changes in the Fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

 logo
 logo
                                              TAX-FREE SHORT INTERMEDIATE
                                                          SECURITIES FUND

             RISK/RETURN SUMMARY AND FUND EXPENSES


                            RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE              - High current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your
                                        investment than a long-term bond fund

    PRINCIPAL                         Under normal market conditions, the Fund invests at least
    INVESTMENT STRATEGIES             80% of its net assets in investment grade municipal
                                      obligations -- debt securities that pay interest which is
                                      exempt from both federal income tax and the federal
                                      alternative minimum tax. In addition, to provide double tax exempt income the Fund normally invests 50-60% of its net
                                      assets in Hawaii municipal obligations -- debt securities
                                      issued by or on behalf of the State of Hawaii and its
                                      political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii personal income tax as well as federal income tax. To achieve greater price
                                      stability than a long-term bond fund, under normal market
                                      conditions, the average remaining maturity of the Fund's
                                      investment portfolio (measured on a dollar-weighted basis)
                                      will be from two to five years. The Fund focuses on
                                      maximizing tax-exempt income consistent with prudent
                                      investment risk within this maturity range.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average
                                      maturity of the Fund's investment portfolio, the greater the fluctuation. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. A portion of the Fund's net assets
                                      (normally not more than 20%) may be invested in securities that pay interest which is subject to the federal
                                      alternative minimum tax.
                                      The Fund is non-diversified, which means that its portfolio can be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund's investments than would otherwise be the case. Since the Fund invests
                                      significantly in securities of issuers in Hawaii, it also
                                      will be affected by a variety of Hawaiian economic and
                                      political factors.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want current income that is exempt from federal and Hawaii income taxes
                                      - want less fluctuation in the value of your investment than a long-term bond fund
                                      - want a high level of liquidity
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - guaranteed safety of principal
                                      - income that is not subject to federal alternative minimum tax
                                      - capital appreciation

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


The two charts on this page
   show how the Tax-Free Short
   Intermediate Securities
   Fund has performed and
   provides some indication of
   the risks of investing in
   the Fund by showing how its
   performance has varied from
   year to year. The bar chart
   shows changes in the yearly
   performance of the Fund and
   its predecessor over a
   period of ten years to
   demonstrate that they have
   gained and lost value at
   differing times. The table
   below it compares the
   performance of the Fund and
   its predecessor over time
   to the Lehman Brothers
   5-Year Municipal Bond
   Index, a widely recognized
   index of municipal bonds
   with a maturity range of
   four to six years.



Both charts assume
   reinvestment of dividends
   and distributions. Of
   course, past performance
   does not indicate how the
   Fund will perform in the
   future.

                                              PERFORMANCE BAR CHART AND TABLE
                                              YEAR-BY-YEAR TOTAL RETURNS AS OF
                                              12/31
                                              FOR CLASS A SHARES*
                                    LOGO

1989                                                                       5.42
90                                                                         5.52
91                                                                         8.20
92                                                                         5.05
93                                                                         5.54
94                                                                        -1.59
95                                                                         7.32
96                                                                         2.91
97                                                                         4.60


                                    The bar chart below does not reflect the impact of any applicable sales charges. The returns for Class B shares will differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.



                                               Best quarter:  Q2 1991     +2.50%


                                               Worst quarter: Q1 1994     -1.88%


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending
                                                     December 31, 1997)***


                                      PERFORMANCE       PAST       PAST 5         SINCE
                                       INCEPTION        YEAR       YEARS        INCEPTION
 CLASS A
 (with 2.25% sales charge)              3/31/88         2.25%       3.24%          4.31%
 CLASS B
 (with applicable CDSC)**               3/31/88         0.62%       3.54%          4.56%
 LEHMAN BROTHERS 5-YEAR
 MUNICIPAL BOND INDEX                   3/31/88         4.79%       6.49%          8.17%



* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to March 31, 1988, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.


** Currently, the Class B shares of the Fund are not being offered to the public.


*** For the period January 1, 1998 through September 30, 1998, the aggregate (non-annualized) total returns of Class A shares (with 2.25% sales charge) and Class B shares (with applicable CDSC), were 1.45% and -1.24%, respectively, versus 4.98% for the Lehman Brothers 5-Year Municipal Bond Index.

                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


As an investor in the
   Tax-Free Short
   Intermediate Securities
   Fund, you will pay the
   following fees and
   expenses. Shareholder
   transaction fees are paid
   from your account. Annual
   Fund operating expenses
   are paid out of Fund
   assets, and are reflected
   in the share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.


CONTINGENT DEFERRED


SALES CHARGE


Class B shares impose a back
   end sales charge (load) if
   you sell your shares
   before a certain period of
   time has elapsed. This is
   called a Contingent
   Deferred Sales Charge
   ("CDSC").

                                               FEES AND EXPENSES


                                                SHAREHOLDER TRANSACTION EXPENSES
                                                (EXPENSES PAID BY YOU DIRECTLY)      A SHARES   B SHARES
                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                                2.25%(1,4) None(4)
                                                Maximum deferred sales charge
                                                (load)                                 None(2)   5.00%(3)
                                                ANNUAL FUND OPERATING EXPENSES
                                                (FEES PAID FROM FUND ASSETS)         A SHARES   B SHARES
                                                Management fee*                       0.50%      0.50%
                                                Distribution (12b-1) fee              0.75%*     1.00%
                                                Other expenses*                       0.39%      0.39%
                                                Total Fund operating expenses*        1.64%      1.89%



                                     * The Adviser is currently limiting the
                                     Management fee to 0.40%, the Distributor is limiting the 12b-1 fee for Class A shares to 0.25%, and the Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.34%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE EXPECTED TO BE 0.99% AND 1.74% FOR CLASS A AND B SHARES, RESPECTIVELY. These expense limitations may be revised or canceled at any time.



   (1) Lower sales charges are available depending upon the amount invested.


   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.



   (3) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.



   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


Use this table to compare fees
   and expenses with those of
   other funds. It illustrates
   the amount of fees and
   expenses you would pay
   assuming the following:


 - $10,000 investment in the
   Fund


 - 5% annual return


 - no changes in the Fund's
   operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

                                               EXPENSE EXAMPLE


                                                                               1      3        5       10
                                                                            YEAR   YEARS   YEARS    YEARS
                                                CLASS A SHARES              $388   $731   $1,097   $2,125
                                                CLASS B SHARES
                                                  Assuming redemption       $692   $894   $1,221   $2,117
                                                  Assuming no redemption    $192   $594   $1,021   $2,117



                                    After approximately eight years, Class B shares will automatically convert to Class A shares.

 logo
 logo
                                                        DIVERSIFIED FIXED
             RISK/RETURN SUMMARY AND FUND EXPENSES            INCOME FUND


                                      RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE              - High current income

    PRINCIPAL                         The Fund invests primarily in debt securities issued or
    INVESTMENT STRATEGIES             guaranteed by the U.S. Government, its agencies and
                                      instrumentalities and in investment grade corporate debt
                                      securities rated A or better by Standard & Poor's. It may
                                      invest up to 20% of its total assets in investment grade
                                      debt securities rated BBB issued by U.S. companies and state and local government issuers. It may invest up to 25% of its total assets in investment grade dollar-denominated debt
                                      securities of foreign companies and government issuers. The
                                      Fund focuses on maximizing income consistent with prudent
                                      investment risk, and varies the average maturity of its
                                      investment portfolio from time to time in response to actual and expected market and economic changes.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average
                                      maturity of the Fund's investment portfolio, the greater the fluctuation. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. The performance of foreign securities
                                      depends on different political and economic environments and other overall economic conditions in countries where the
                                      Fund invests.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want current income
                                      - want a high level of liquidity
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - safety of principal
                                      - income exempt from federal and state taxes
                                      - capital appreciation

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                        DIVERSIFIED FIXED
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


The two charts on this page
   show how the Diversified
   Fixed Income Fund has
   performed and provides some
   indication of the risks of
   investing in the Fund by
   showing how its performance
   has varied from year to
   year. The bar chart shows
   changes in the yearly
   performance of the Fund and
   its predecessor over a
   period of ten years to
   demonstrate that they have
   gained and lost value at
   differing times. The table
   below it compares the
   performance of the Fund and
   its predecessor over time
   to the Merrill Lynch
   Corporate & Government
   Master Index, a widely
   recognized index of U.S.
   corporate and U.S.
   Government bonds.



Both charts assume
   reinvestment of dividends
   and distributions. Of
   course, past performance
   does not indicate how the
   Fund will perform in the
   future.


                                              PERFORMANCE BAR CHART AND TABLE

                                              YEAR-BY-YEAR TOTAL RETURNS AS OF
                                              12/31
                                              FOR CLASS A SHARES*

                                    LOGO

1988                                                                       7.25
89                                                                         9.30
90                                                                         6.23
91                                                                        17.99
92                                                                         6.19
93                                                                        13.63
94                                                                        -8.90
95                                                                        23.24
96                                                                        -0.75
97                                                                         8.43


                                    The bar chart does not reflect the impact of any applicable sales charges. The returns for Class B shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. The table assumes that Class B shareholders redeem all their Fund shares at the end of the period indicated.


                                               Best quarter:  Q2 1989     +8.72%
                                               Worst quarter: Q1 1994     -5.86%

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS

                                                     (for the periods ending
                                                     December 31, 1997)***



                                      PERFORMANCE       PAST       PAST 5       PAST 10         SINCE
                                      INCEPTION*        YEAR       YEARS         YEARS        INCEPTION
 CLASS A
 (with 4.00% sales charge)             10/31/77         4.10%       5.68%        7.88%          3.92%
 CLASS B
 (with applicable CDSC)**              10/31/77         4.43%       6.39%        8.33%          4.12%
 MERRILL LYNCH CORPORATE &
 GOVERNMENT MASTER INDEX               10/31/77         8.15%       6.83%        9.20%          9.49%



* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.



** Class B shares of the Fund commenced operations on March 2, 1998.



*** For the period January 1, 1998 through September 30, 1998, the aggregate (non-annualized) total returns of Class A shares (with 4.00% sales charge) and Class B shares (with applicable CDSC), were 5.41% and 4.43%, respectively, versus 9.28% for the Merrill Lynch Corporate & Government Master Index.

                                                        DIVERSIFIED FIXED
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


As an investor in the
   Diversified Fixed Income
   Fund, you will pay the
   following fees and
   expenses. Shareholder
   transaction fees are paid
   from your account. Annual
   Fund operating expenses
   are paid out of Fund
   assets, and are reflected
   in the share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.

CONTINGENT DEFERRED
SALES CHARGE
Class B shares impose a back
   end sales charge (load) if
   you sell your shares
   before a certain period of
   time has elapsed. This is
   called a Contingent
   Deferred Sales Charge
   ("CDSC").

                                               FEES AND EXPENSES


                                                SHAREHOLDER TRANSACTION EXPENSES
                                                (EXPENSES PAID BY YOU DIRECTLY)      A SHARES   B SHARES
                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                                4.00%(1,4) None(4)
                                                Maximum deferred sales charge
                                                (load)                               None(2)    5.00%(3)
                                                ANNUAL FUND OPERATING EXPENSES
                                                (FEES PAID FROM FUND ASSETS)         A SHARES   B SHARES
                                                Management fee*                       0.60%      0.60%
                                                Distribution (12b-1) fee             0.75%*      1.00%
                                                Other expenses*                       0.31%      0.31%
                                                Total Fund operating expenses*        1.66%      1.91%



                                     * The Adviser is currently limiting the
                                     Management fee to 0.45%, the Distributor is limiting the 12b-1 fee for Class A shares to 0.25%, and the Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.27%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE EXPECTED TO BE 0.97% AND 1.72% FOR CLASS A AND B SHARES, RESPECTIVELY. These expense limitations may be revised or canceled at any time.



   (1) Lower sales charges are available depending upon the amount invested.


   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.



   (3) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.



   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

                                                        DIVERSIFIED FIXED
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND

Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:


  - $10,000 investment in the
    Fund


  - 5% annual return


  - no changes in the Fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.


                                               EXPENSE EXAMPLE


                                                                                      1      3        5       10
                                                                                   YEAR   YEARS   YEARS    YEARS
                                                CLASS A SHARES                     $562   $902   $1,266   $2,287
                                                CLASS B SHARES
                                                  Assuming redemption              $694   $900   $1,232   $2,138
                                                  Assuming no redemption           $194   $600   $1,032   $2,138


                                    After approximately eight years, Class B shares will automatically convert to Class A shares.

 logo
 logo
                                                            U.S. TREASURY
             RISK/RETURN SUMMARY AND FUND EXPENSES        SECURITIES FUND

                            RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE              - High current income consistent with prudent capital risk
                                      - Secondarily, capital appreciation

    PRINCIPAL INVESTMENT              The Fund invests primarily in bonds, notes and bills issued
    STRATEGIES                        by the U.S. Treasury, and in repurchase agreements for which those securities are held as collateral. The Fund focuses on maximizing income consistent with prudent investment risk, and varies the average maturity of its investment portfolio from time to time to take advantage of expected changes in interest rates.

    PRINCIPAL INVESTMENT RISKS        Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average
                                      maturity of the Fund's investment portfolio, the greater the fluctuation.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want current income
                                      - want a high level of liquidity
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - guaranteed safety of principal
                                      - income exempt from federal taxes

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                            U.S. TREASURY
                                                          SECURITIES FUND

   RISK/RETURN SUMMARY AND FUND EXPENSES


The two charts on this page
   show how the U.S. Treasury
   Securities Fund has
   performed and provides some
   indication of the risks of
   investing in the Fund by
   showing how its performance
   has varied from year to
   year. The bar chart shows
   changes in the yearly
   performance of the Fund and
   its predecessor over a
   period of ten years to
   demonstrate that they have
   gained and lost value at
   differing times. The table
   below it compares the
   performance of the Fund and
   its predecessor over time
   to the Merrill Lynch U.S.
   Treasuries All Maturity
   Index, a widely recognized
   index of short-term and
   long-term U.S. Treasury
   bonds.



Both charts assume
   reinvestment of dividends
   and distributions. Of
   course, past performance
   does not indicate how the
   Fund will perform in the
   future.



                                              PERFORMANCE BAR CHART AND TABLE


                                              YEAR-BY-YEAR TOTAL RETURNS AS OF
                                              12/31

                                              FOR CLASS A SHARES*
                                    LOGO

1988                                                                           6.50
89                                                                            13.22
90                                                                             7.93
91                                                                            15.12
92                                                                             6.02
93                                                                            11.46
94                                                                            -7.39
95                                                                            24.07
96                                                                            -1.92
97                                                                             8.17


                                    The bar chart does not reflect the impact of any applicable sales charges. The returns for Class B shares will differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.


                                                 Best quarter:  Q2 1995   +8.69%
                                                 Worst quarter: Q1 1996   -5.53%

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending
                                                     December 31, 1997)***






                                      PERFORMANCE       PAST       PAST 5       PAST 10         SINCE
                                       INCEPTION        YEAR       YEARS         YEARS        INCEPTION
 CLASS A
 (with 4.00% sales charge)             12/31/84         3.81%       5.45%         7.56%          8.42%
 CLASS B
 (with applicable CDSC)**              12/31/84         4.17%       6.17%         8.00%          8.77%
 MERRILL LYNCH U.S. TREASURIES
 ALL MATURITY INDEX                    12/31/84        13.59%       7.15%         9.28%          9.90%



* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to December 31, 1984, and prior to the Fund's commencement of operations on November 1, 1993, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.


** Currently, the Class B shares of the Fund are not being offered to the public.


*** For the period January 1, 1998 through September 30, 1998, the aggregate (non-annualized) total returns of Class A shares (with 4.00% sales charge) and Class B shares (with applicable CDSC), were 5.18% and 4.60%, respectively, versus 9.94% for the Merrill Lynch U.S. Treasuries All Maturity Index.

                                                            U.S. TREASURY
                                                          SECURITIES FUND

   RISK/RETURN SUMMARY AND FUND EXPENSES


As an investor in the U.S.
   Treasury Securities Fund,
   you will pay the following
   fees and expenses.
   Shareholder transaction
   fees are paid from your
   account. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.


CONTINGENT DEFERRED


SALES CHARGE


Class B shares impose a back
   end sales charge (load) if
   you sell your shares
   before a certain period of
   time has elapsed. This is
   called a Contingent
   Deferred Sales Charge
   ("CDSC").



                                               FEES AND EXPENSES


                                                SHAREHOLDER TRANSACTION EXPENSES
                                                (EXPENSES PAID BY YOU DIRECTLY)      A SHARES   B SHARES
                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                                4.00%(1,4) None(4)
                                                Maximum deferred sales charge
                                                (load)                                 None(2)   5.00%(3)
                                                ANNUAL FUND OPERATING EXPENSES
                                                (FEES PAID FROM FUND ASSETS)         A SHARES   B SHARES
                                                Management fee*                       0.60%      0.60%
                                                Distribution (12b-1) fee             0.75%*      1.00%
                                                Other expenses*                       0.47%      0.47%
                                                Total Fund operating expenses*        1.82%      2.07%



                                     * The Adviser is currently limiting the
                                     Management fee to 0.35%, the Distributor is limiting the 12b-1 fee for Class A shares to 0.25%, and the Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.43%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE EXPECTED TO BE 1.03% AND 1.78% FOR CLASS A AND B SHARES, RESPECTIVELY. These expense limitations may be revised or canceled at any time.



   (1) Lower sales charges are available depending upon the amount invested.


   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.



   (3) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.



   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

                                                            U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:


  - $10,000 investment in the
    Fund


  - 5% annual return


  - no changes in the Fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.



                                               EXPENSE EXAMPLE



                                                                                    1      3        5       10
                                                                                 YEAR   YEARS   YEARS    YEARS
                                                CLASS A SHARES                   $577   $950   $1,346   $2,452
                                                CLASS B SHARES
                                                  Assuming redemption            $710   $949   $1,314   $2,307
                                                  Assuming no redemption         $210   $649   $1,114   $2,307



                                    After approximately eight years, Class B shares will automatically convert to Class A shares.

 logo
 logo
                                                  SHORT INTERMEDIATE U.S.
     RISK/RETURN SUMMARY AND FUND EXPENSES       TREASURY SECURITIES FUND

                            RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE              - High current income consistent with prudent capital risk
                                      - Secondarily, capital appreciation

    PRINCIPAL                         The Fund invests primarily in bonds, notes and bills issued
    INVESTMENT STRATEGIES             by the U.S. Treasury, and in repurchase agreements for which those securities are held as collateral. Under normal market conditions, the average remaining maturity of the Fund's
                                      investment portfolio (measured on a dollar-weighted basis)
                                      will be from two to five years. The Fund focuses on
                                      maximizing income consistent with prudent investment risk
                                      within this maturity range.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average
                                      maturity of the Fund's investment portfolio, the greater the fluctuation. Pacific Century expects the values of the
                                      Fund's investments will generally fluctuate less than those of the U.S. Treasury Securities Fund, because the Fund's
                                      investments will generally have shorter maturities.

    WHO MAY WANT TO INVEST?           Consider investing in the Fund if you:
                                      - want current income
                                      - want less fluctuation in the value of your investment than a long-term bond fund
                                      - want a high level of liquidity
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - guaranteed safety of principal
                                      - income exempt from federal taxes

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                  SHORT INTERMEDIATE U.S.
   RISK/RETURN SUMMARY AND FUND EXPENSES         TREASURY SECURITIES FUND


The two charts on this page
   show how the Short
   Intermediate U.S. Treasury
   Securities Fund has
   performed and provides some
   indication of the risks of
   investing in the Fund by
   showing how its performance
   has varied from year to
   year. The bar chart shows
   changes in the Fund's
   yearly performance since
   its inception to
   demonstrate that the Fund
   has gained and lost value
   at differing times. The
   table below it compares the
   Fund's performance over
   time to the Merrill Lynch
   3-5-Year U.S. Treasury
   Index, a widely recognized
   index of short-term
   Treasury bonds.



Both charts assume
   reinvestment of dividends
   and distributions. Of
   course, past performance
   does not indicate how the
   Fund will perform in the
   future.


                                              PERFORMANCE BAR CHART AND TABLE
                                              YEAR-BY-YEAR TOTAL RETURNS AS OF
                                              12/31
                                              FOR CLASS A SHARES




                            1994                                          -4.94
1000
95                                                                         13.9
1000
96                                                                         1.92
1000
97                                                                         6.66
'1000
'


                                    LOGO


                                    The bar chart does not reflect the impact of any applicable sales charges. The returns for Class B shares will differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.


                                               Best quarter:  Q2 1995     +4.33%

                                               Worst quarter: Q1 1994     -3.12%


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS

                                                     (for the periods ending
                                                     December 31, 1997)**



                                      PERFORMANCE       PAST         SINCE
                                       INCEPTION        YEAR       INCEPTION
 CLASS A
 (with 2.25% sales charge)             12/13/93         4.26%         4.14%
 CLASS B
 (with applicable CDSC)*               12/13/93         2.69%         3.73%
 MERRILL LYNCH 3-5-YEAR
 U.S. TREASURY INDEX                   12/13/93         6.94%         6.08%


* Currently, the Class B shares of the Fund are not being offered to the public.


** For the period January 1, 1998 through September 30, 1998, the aggregate (non-annualized) total returns of Class A shares (with 2.25% sales charge) and Class B shares (with applicable CDSC), were 6.33% and 3.76%, respectively, versus 9.10% for the Merrill Lynch 3-5-Year U.S. Treasury Index.

                                                  SHORT INTERMEDIATE U.S.
   RISK/RETURN SUMMARY AND FUND EXPENSES         TREASURY SECURITIES FUND


As an investor in the Short
   Intermediate U.S. Treasury
   Securities Fund, you will
   pay the following fees and
   expenses. Shareholder
   transaction fees are paid
   from your account. Annual
   Fund operating expenses
   are paid out of Fund
   assets, and are reflected
   in the share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.


CONTINGENT DEFERRED


SALES CHARGE


Class B shares impose a back
   end sales charge (load) if
   you sell your shares
   before a certain period of
   time has elapsed. This is
   called a Contingent
   Deferred Sales Charge
   ("CDSC").


                                               FEES AND EXPENSES


                                                SHAREHOLDER TRANSACTION EXPENSES
                                                (EXPENSES PAID BY YOU DIRECTLY)      A SHARES   B SHARES
                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                                2.25%(1,4) None(4)
                                                Maximum deferred sales charge
                                                (load)                                 None(2)   5.00%(3)
                                                ANNUAL FUND OPERATING EXPENSES
                                                (FEES PAID FROM FUND ASSETS)         A SHARES   B SHARES
                                                Management fee*                       0.50%      0.50%
                                                Distribution (12b-1) fee              0.75%*     1.00%
                                                Other expenses*                       0.47%      0.47%
                                                Total Fund operating expenses*        1.72%      1.97%



                                     * The Adviser is currently limiting the
                                     Management fee to 0.30%, the Distributor is limiting the 12b-1 fee for Class A shares to 0.25%, and the Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.42%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE EXPECTED TO BE 0.97% AND 1.72% FOR CLASS A AND B SHARES, RESPECTIVELY. These expense limitations may be revised or canceled at any time.


   (1) Lower sales charges are available depending upon the amount invested.


   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.



   (3) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.



   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

                                                  SHORT INTERMEDIATE U.S.
   RISK/RETURN SUMMARY AND FUND EXPENSES         TREASURY SECURITIES FUND


Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:


  - $10,000 investment in the
    Fund

  - 5% annual return

  - no changes in the Fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

                                               EXPENSE EXAMPLE

                                                                                    1      3        5       10
                                                                                 YEAR   YEARS   YEARS    YEARS
                                                CLASS A SHARES                   $396   $755   $1,137   $2,209
                                                CLASS B SHARES
                                                  Assuming redemption            $700   $918   $1,262   $2,202
                                                  Assuming no redemption         $200   $618   $1,062   $2,202



                                    After approximately eight years, Class B shares will automatically convert to Class A shares.

 logo
 logo
             INVESTMENT OBJECTIVES, POLICIES AND RISKS

   TAX-FREE SECURITIES FUND

   The Tax-Free Securities Fund seeks to provide you with high current income that is exempt from federal and Hawaii income tax.

   The Fund normally invests most of its assets as follows:


    At least 80% of           Municipal obligations -- debt securities of issuers that pay
    net assets                interest which, in the opinion of counsel to the issuer, is exempt from federal income tax and is not subject to the
                              federal alternative minimum tax. This fundamental policy
                              cannot be changed without shareholder approval.

    50%-60% of                Hawaii municipal obligations -- debt securities issued by or
    net assets                on behalf of the State of Hawaii and its political
                              subdivisions, agencies and instrumentalities and other
                              issuers which pay interest that is exempt from Hawaii
                              personal income tax and federal income tax. Subject to the
                              80% requirement above, the interest on some of these
                              investments may be subject to the federal alternative
                              minimum tax.



   No more than 20% of the Fund's net assets will be invested in debt securities that pay interest subject to the federal alternative minimum tax (for those investors subject to this tax). The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.



   The Fund focuses on maximizing tax exempt income consistent with prudent investment risk. It varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market and economic conditions. It is non-diversified, which means that its assets may be invested in fewer issuers than diversified funds. No maturity limitations apply to the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. Pacific Century monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.


   TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

   The Tax-Free Short Intermediate Securities Fund seeks to provide you with high current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your investment than a long-term bond fund.

   The Fund normally invests most of its assets as follows:


    At least 80% of           Municipal obligations -- debt securities of issuers that pay
    net assets                interest which, in the opinion of counsel to the issuer, is exempt from federal income tax and is not subject to the
                              federal alternative minimum tax. This fundamental policy
                              cannot be changed without shareholder approval.

    50%-60% of                Hawaii municipal obligations -- debt securities issued by or
    net assets                on behalf of the State of Hawaii and its political
                              subdivisions, agencies and instrumentalities and other
                              issuers which pay interest that is exempt from Hawaii
                              personal income tax and federal income tax. Subject to the
                              80% requirement above, the interest on some of these
                              investments may be subject to the federal alternative
                              minimum tax.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS



   No more than 20% of the Fund's net assets will be invested in debt securities that pay interest subject to the federal alternative minimum tax (for those investors subject to this tax). The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.



   The Fund is non-diversified, which means that its assets may be invested among fewer issuers than diversified funds. To achieve greater price stability than a long-term bond fund, normally the average remaining maturity of the Fund's portfolio (on a dollar-weighted basis) is from two to five years. The Fund focuses on maximizing tax exempt income consistent with prudent investment risk within this maturity range. The Fund's share value will likely be less volatile than the Tax-Free Securities Fund, because the Fund generally will have a shorter average portfolio maturity.


   DIVERSIFIED FIXED INCOME FUND

   The Diversified Fixed Income Fund seeks to provide you with high current income.


   Normally, the Fund invests at least 80% of its total assets in fixed income securities. Most of its investments are debt securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and corporate issuers rated A or better by Standard & Poor's. However, the Fund may invest up to 20% of its total assets in investment grade debt securities rated BBB issued by U.S. companies and state and local government issuers. The Fund can also invest up to 25% of its total assets in securities of foreign companies and government issuers that are payable in U.S. dollars. The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options, and other investment techniques for the purpose of cash flow management and/or risk reduction.



   The Fund focuses on maximizing income consistent with prudent investment risk. No maturity limitations apply to the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. Pacific Century monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.


   U.S. TREASURY SECURITIES FUND

   The U.S. Treasury Securities Fund seeks to provide you with high current income consistent with prudent capital risk, and secondarily to make your capital grow.


   Normally, the Fund invests at least 65% of its total assets in U.S. Treasury securities -- bonds, notes, and bills issued by the U.S. Treasury. It invests the balance principally in repurchase agreements (agreements to buy U.S. Treasury securities where the seller agrees to buy them back, usually within a few days). The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.



   The Fund focuses on maximizing income consistent with prudent investment risk. No maturity limitations apply to the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. The Fund seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase, and lengthening the average maturity to take advantage of expected interest rate declines.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS



   SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND

   The Short Intermediate U.S. Treasury Securities Fund seeks to provide you with high current income consistent with prudent capital risk, and secondarily to make your capital grow.


   Normally, the Fund invests at least 65% of its total assets in U.S. Treasury securities -- bonds, notes, and bills issued by the U.S. Treasury. It invests the balance principally in repurchase agreements (agreements to buy U.S. Treasury securities where the seller agrees to buy them back, usually within a few days). The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.



   Normally the average remaining maturity of the Fund's portfolio (on a dollar-weighted basis) is from two to five years. The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range. The Fund seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase, and lengthening the average maturity to take advantage of expected interest rate declines. The Fund's share value will likely be less volatile than the U.S. Treasury Securities Fund, because the Fund generally will have a shorter average portfolio maturity.


   MAIN RISKS


   The value of your investment in any of the Funds will go up and down, which means that you could lose money. You should consider an investment in any of the Funds as a long-term investment.

   DEBT SECURITIES. The values of the debt securities held by the Funds fluctuate in response to movements in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, the issuers of any of the debt securities held by the Funds may fail to pay interest or principal when due, although the U.S. Treasury securities held by the U.S. Treasury Securities Fund and Short Intermediate U.S. Treasury Securities Fund are direct obligations of the U.S. Government.

   The Funds will only acquire bonds that are rated "investment grade" at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that Pacific Century determines are comparable. However, obligations with the lowest of these ratings have some speculative characteristics, and changes in economic conditions are more likely to lead to the issuer's weakened capacity to make principal and interest payments than higher rated securities. If the rating of a security decreases after a Fund buys it, or it is no longer rated, Pacific Century will decide whether the Fund should continue to hold the security.

   U.S. Government securities include not only U.S. Treasury obligations, but also obligations of various agencies and instrumentalities of the U.S. Government. Some of these are supported by the full faith and credit of the U.S. Treasury, but others are supported only by the issuer's right to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase the agency's obligations, or by the instrumentalities' own credit. The U.S. Government might not provide financial support to instrumentalities it sponsors if it is not legally obligated to do so. However, the Funds will invest in the obligations of such instrumentalities only when Pacific Century believes that the credit risk is minimal.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   MAIN RISKS


   CONTINUED


   MUNICIPAL OBLIGATIONS. The Funds may purchase not only "general obligation" municipal bonds (which are secured by the pledge of a municipality's faith, credit and taxing power), but also "revenue" bonds, which depend for payment of principal and interest on the revenues obtained from a specific project or facility. In addition, the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in municipal bonds covered by insurance and in "moral obligation" bonds. Insurance minimizes the risks of payment delays or defaults, but does not guarantee the market value of the insured bonds. Moral obligation bonds are issued by a municipality or a state financial intermediary and backed by the moral obligation pledge of a state government to appropriate funds in the future if the primary issuer defaults, but the state is not legally bound to honor the pledge.


   The Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund may purchase municipal notes with maturities at the time of issuance of three years or less. These generally are issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The issuer's ability to make payments therefore depends on such receipts.


   The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund invest significantly in municipal obligations of issuers located in Hawaii. The values of shares of these Funds therefore will be affected by economic and political developments in Hawaii.


   FOREIGN SECURITIES. Investments in foreign securities involve risks that are not typically associated with domestic securities. Less information may be publicly available about foreign issuers. They also are not generally subject to the same accounting, auditing and financial reporting standards as domestic issuers. Foreign markets have different clearance and settlement procedures and higher transaction costs than U.S. markets. In addition, foreign income tax laws may require withholding of interest, gains or dividends. Certain other adverse developments could also occur, such as expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments and the ability to enforce contracts.



   YEAR 2000 AND THE PACIFIC CAPITAL FUNDS. Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by Pacific Century and the Funds' other service providers do not properly process date-related information for the year 2000 and beyond. The Funds understand that their key service providers are taking steps to address this issue. In addition, the problem may adversely affect the companies and other issuers in which the Funds invest. For example, they may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. Management of the Funds and Pacific Century will continue to monitor developments relating to this issue.



   EURO INTRODUCTION. The European Union's planned introduction of a single European currency, the Euro, on January 1, 1999 creates certain uncertainties, including whether the payment and operational systems of banks and other financial institutions will be prepared for the change, the legal treatment of certain outstanding financial contracts that refer to existing currencies, and the creation of suitable clearing and settlement payment systems for the new currency. These or other related factors could cause market disruptions before or after the introduction of the Euro. The Trust understands that Pacific Century and other key service providers are taking steps to address Euro-related issues.


   The most recent information about each Fund's portfolio holdings can be found in its annual or semi-annual report. For information about receiving this report, see the back cover.

 logo
 logo
             FUND MANAGEMENT

   THE INVESTMENT ADVISER


   Pacific Century Trust, ("Pacific Century"), 111 S. King Street, Honolulu, Hawaii 96813, a division of Bank of Hawaii, is the adviser for the Funds. Pacific Century has managed the financial assets of corporations and institutional investors for more than a century. Pacific Century, formerly known as Hawaiian Trust Company, is among the top 50 trust firms in the United States based on assets under management and oversees more than $14 billion in client assets. The Pacific Century investment management team -- including portfolio managers, financial analysts and economists -- is responsible for over $8 billion of these assets.


   For these advisory services, the Funds paid Pacific Century as follows:


                                                                   PERCENTAGE OF
                                                                AVERAGE NET ASSETS
                                                              FOR YEAR ENDED 7/31/98*
                                                           ------------------------------
     Tax-Free Securities Fund                                           .50%
                                                          ------------------------------
     Tax-Free Short Intermediate Securities Fund                        .43%
                                                          ------------------------------
     Diversified Fixed Income Fund                                      .51%
                                                          ------------------------------
     U.S. Treasury Securities Fund                                      .46%
                                                          ------------------------------
     Short Intermediate U.S. Treasury Securities Fund                   .30%
    -------------------------------------------------------------------------------------



   * Pacific Century waived a portion of its fees for the fiscal year. Contractual fees (without waivers) are: Tax-Free Securities Fund, .60%; Tax-Free Short Intermediate Securities Fund, .50%; Diversified Fixed Income Fund, .60%; U.S. Treasury Securities Fund, .60%; and Short Intermediate U.S. Treasury Securities Fund, .50%.


   PORTFOLIO MANAGERS


   Management of the Funds is coordinated by Pacific Century's investment unit, which is staffed with more than 40 people, including seven Chartered Financial Analysts and nine M.B.A.'s. All investment decisions of Pacific Century for the Funds it advises are made by a committee, with individual portfolio managers having day-to-day responsibility for managing the Funds.



   TAX-FREE SECURITIES FUND AND TAX-FREE SHORT INTERMEDIATE SECURITIES
   FUND. Yvonne Lim, Vice President and Team Leader on the Tax-Exempt Fixed Income Investment Team at Pacific Century, has been primarily responsible for the day-to-day management of the Funds since 1993. Prior to managing the Funds, Ms. Lim served as Cash Manager for Pacific Resources from 1989 to 1992.

   FUND MANAGEMENT

   DIVERSIFIED FIXED INCOME FUND. Janet E. Katakura, Vice President, Team Leader and Manager of the Taxable Fixed Income Investment Team for Pacific Century, has been primarily responsible for the day-to-day management of the Fund since its inception. Ms. Katakura joined Pacific Century as a portfolio manager in 1983.


   U.S. TREASURY SECURITIES FUND AND SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND. David Todani, CFA, Vice President and Team Leader on the Taxable Fixed-Income Investment Team at Pacific Century, has been primarily responsible for the day-to-day management of the Funds since 1995. Prior to joining the Fixed-Income Investment Team, Mr. Todani served as a fixed income portfolio manager and treasury officer for Bank of Hawaii from 1983 to 1994.


   The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

   THE DISTRIBUTOR AND ADMINISTRATOR


   BISYS Fund Services ("BISYS") is the Funds' distributor and BISYS Fund Services Ohio, Inc. is the Funds' administrator. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219.

 logo
 logo
             SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES

   ---------------------------

   HOW NAV IS CALCULATED


   NAV is calculated by adding
   the total value of a Fund's
   investments and other
   assets attributable to
   Class A or B shares,
   subtracting its liabilities
   attributable to Class A or
   B shares, and then dividing
   that figure by the number
   of outstanding Class A or B
   shares of the Fund:

              NAV =
   --------------------------
   Total Assets - Liabilities





  ----------------------------

        Number of Shares
           Outstanding

   Locate your Fund's NAV
   daily in The Wall Street
   Journal and other
   newspapers or call
   800-258-9232 for
   information.


   ---------------------------

The price of each Fund's shares is
based on its per share net asset value
("NAV"). The NAV for Class A and B
shares of each Fund is determined and
its shares are priced at the close of
regular trading on the New York Stock
Exchange (normally at 4 p.m. Eastern
time) on days the Exchange is open.
Your order will be priced at the next
NAV calculated after your order is
accepted by the Fund (plus any
applicable sales charge).


The Fund's securities are valued at
current market prices except for debt
obligations with remaining maturities
of 60 days or less (which are valued
at amortized cost). If market
quotations are not available,
securities will be valued by a method
that the Board of Trustees believes
accurately reflects fair value.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES


You can purchase Funds
   through the Pacific
   Capital Funds'
   Distributor or through
   brokers and other
   investment
   representatives,
   including an affiliate
   of Pacific Century,
   which may charge
   additional fees and may
   require higher minimum
   investments or impose
   other limitations on
   buying and selling
   shares. If you purchase
   shares through an
   investment
   representative, it is
   responsible for
   transmitting orders to
   the Distributor by the
   Fund's close of business
   and may have an earlier
   cut-off time for
   purchase and sale
   requests. Consult your
   investment
   representative or
   institution for specific
   information.


                                                      MINIMUM INVESTMENTS    INITIAL INVESTMENT    SUBSEQUENT
                                                   Regular
                                                   (non-retirement)                      $1,000           $50
                                                   ----------------------------------------------------------
                                                   Retirement (IRA)                        $250           $50
                                                   ----------------------------------------------------------
                                                   Auto Investment Plan                    $100           $50



                                     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.


                                     A Fund may waive its minimum purchase
                                     requirement, and the Distributor may reject a purchase order, if the Distributor decides this is in the best interest of the Fund's shareholders. The Funds reserve the right to suspend or modify the continuous offering of their shares.


   -----------------------------------------------------------------------------


   AVOID 31% TAX WITHHOLDING



   A Fund must withhold 31% of your taxable dividends, capital gains distributions and redemptions if you have not provided the Fund with your taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.

   -----------------------------------------------------------------------------


        QUESTIONS?


Call 800-258-9232 or your


investment representative.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL
   Initial Investment:


   If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases follow the instructions below.



   1. Carefully read, complete and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.



   2. Make check, bank draft or money order payable to "Pacific Capital Funds" and include the name of the appropriate Fund(s) on the check.


   3. Mail to: Pacific Capital Funds, PO Box 182130, Columbus, OH 43218-2130

   Subsequent Investments:
   1. Use the investment slip attached to your account statement.
     Or, if unavailable
   2. Include the following information on a piece of paper:
      - Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number

      Include your account number on your check.


   3. Mail investment slip and check to: Pacific Capital Funds, PO Box 182130, Columbus, OH 43218-2130

   BY OVERNIGHT SERVICE
   See instructions 1-2 above.

   3. Send to: Pacific Capital Funds,
      c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   BY ELECTRONIC PURCHASE

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your bank or broker may charge for this service.


   Establish the electronic purchase option on your account application or call 800-258-9232. Your account can generally be set up for electronic purchases within 15 days.


   Call 800-258-9232 to arrange a transfer from your bank account.

ELECTRONIC VS. WIRE TRANSFER


Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, your bank makes the transaction through the Automated Clearing House (ACH), which may take up to eight days to clear. There is generally no fee for ACH transactions.



                                                               QUESTIONS?
                                                          Call 800-258-9232 or
                                                                  your

                                                               investment
                                                            representative.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER


   Please call 800-258-9232 for a confirmation number and instructions for returning your completed application.


   For initial and subsequent investments:
   Instruct your bank to wire transfer your investment to:

   Huntington National Bank


   Routing Number: ABA #044000024


   DDA #01891797644


   Include:
   Your name

   Your confirmation number, your account number and the name of the Fund.


   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 800-258-9232 TO TELL US THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.


   AUTO INVEST PLAN



   You can make automatic investments in the Funds from your bank account, through payroll deduction, or from your federal employment, social security or other regular government checks. Automatic investments can be as little as $50, once you've invested the $100 minimum required to open the account.



   To invest regularly from your bank account:



   1) Complete the Auto Invest Plan portion of your Account Application. Make sure you note:


      [ ] your bank name, address, and account number


      [ ] the amount you want to invest automatically (minimum $50)


      [ ] how often you want to invest (monthly or quarterly)



   2) Attach a voided personal check.



   To invest regularly from your pay check or government check:


   Call 800-258-9232 for an enrollment form.



   The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice. The Funds also reserve the right to reject any purchase or to suspend or modify the continuous offering of their shares.

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
   You can sell your shares
   at any time. Your sales
   price will be the next NAV
   after your sell order is
   received by the Fund or
   your investment
   representative. Normally
   you will receive your
   proceeds within a week
   after your request is
   received.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
CONTINGENT DEFERRED SALES CHARGE

When you sell Class B shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. (You will also pay a fee for Class A shares sold within one year of a purchase of $1 million or more.) These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.



   If selling shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.



   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)



   Call 800-258-9232 with instructions as to how you want to receive your funds (mail, wire, electronic transfer). See "General Policies on Selling Shares" below.



   BY MAIL (SEE "GENERAL POLICIES ON SELLING SHARES -- REDEMPTION IN WRITING REQUIRED" BELOW.)


     1. Call 800-258-9232 to request redemption forms, or write a letter of instruction indicating:
        - your Fund and account number
        - amount you want to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: Pacific Capital Funds PO Box 182130 Columbus, OH 43218-2130

   BY OVERNIGHT SERVICE


     1. See instruction 1 above.


     2. Send to: Pacific Capital Funds, c/o BISYS Fund Services Attn: T.A. Operations, 3435 Stelzer Road Columbus, OH 43219

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER


   You must select this option on your account application.



   The Fund may charge a wire transfer fee. Note: Your financial institution may also charge a separate fee.



   Call 800-258-9232 to request a wire transfer. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.


   ELECTRONIC REDEMPTIONS


   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Note: Your bank may charge for this service.


   Call 800-258-9232 to request an electronic redemption.



   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds will normally be credited within 8 days. Otherwise, it will normally take up to 9 days.


   AUTO WITHDRAWAL PLAN


   You can receive automatic payments from your Class A shares account on a monthly or quarterly basis. The minimum withdrawal is $100. To activate this feature:


     - Make sure you've checked the appropriate box on the account application. Or call 800-258-9232.

     - Include a voided personal check.
     - Your account must have a value of $5,000 or more to start withdrawals.
     - If the value of your account falls below $1,000, you may be asked to invest more to bring the account back to $1,000, or we may close your account and mail the proceeds to you.

   SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN
   WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. All requests for redemptions from individual retirement accounts ("IRA's") must be in writing.

   2. Redemption requests require a signature guarantee when:
     - You ask us to make the check payable to someone who is not the owner of the account
     - You ask us to mail the check to an address that is not the address on your account
     - You ask us to wire the proceeds to a commercial bank account that is not designated on your account application
     - The redemption proceeds exceed $50,000

   You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


   TELEPHONE REDEMPTIONS



   The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Because of these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Funds, the Transfer Agent, Pacific Century and/or the Distributor may be liable for losses due to unauthorized transactions.



   At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.


   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT


   When you have made an investment by check, you cannot receive any portion of the redemption proceeds on the same investment until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.


   REFUSAL OF REDEMPTION REQUEST


   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission ("SEC") in order to protect remaining shareholders.


   REDEMPTION IN KIND


   We reserve the right to make your redemption payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If we deem it advisable for the benefit of all shareholders, you will receive securities equal in market value to your redemption price, net of any CDSC. When you convert these securities to cash, you will pay brokerage charges.

   SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   CLOSING OF SMALL ACCOUNTS


   If your account falls below $250, we may ask you to increase your balance to the minimum investment amount. If it is still below $250 after 60 days, we may close your account and send you the proceeds at the current NAV.


   UNDELIVERABLE REDEMPTION CHECKS


   If you choose to receive distributions in cash and distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund. No interest is paid during the time the check is outstanding.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges*. Certain qualified institutional buyers are eligible to purchase Class Y shares of the Funds. Class Y shares are offered by another prospectus which is available by calling 800-258-9232.


     TYPES OF CHARGES                     CLASS A                               CLASS B
     Sales Charge (Load)                  Front-end sales charge (at the        No front-end sales charge. You may
                                          time of your purchase); reduced       incur a contingent deferred sales
                                          sales charges are available.(1)       charge on shares redeemed within
                                                                                six years after purchase; shares
                                                                                automatically convert to Class A
                                                                                shares after 8 years.
     Distribution (12b-1) Fees            Subject to annual distribution        Subject to annual distribution
                                          fees of up to .75% of the Fund's      fees of up to 1.00% of the Fund's
                                          net assets.                           net assets.
     Fund Expenses                        Lower annual expenses than Class B    Higher annual expenses than Class
                                          shares.                               A shares.



   (1) You may incur a contingent deferred sales charge on shares sold within one year of a purchase of $1 million or more.


   *Currently, the Class B shares of the U.S. Treasury Securities Fund, Short Intermediate U.S. Treasury Securities Fund and Tax-Free Short Intermediate Securities Fund are not being offered to the public.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED


   CALCULATION OF SALES CHARGES

   CLASS A SHARES


   The Distributor sells Class A shares at their public offering price. This price includes the initial sales charge. Therefore, part of the money you pay for shares will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.


   The current sales charge rates and commissions paid to investment representatives are as follows:


   FOR THE TAX-FREE SECURITIES FUND, DIVERSIFIED FIXED INCOME FUND AND U.S. TREASURY SECURITIES FUND


                                        SALES CHARGE     SALES CHARGE     DEALER PAYMENT
                   YOUR                  AS A % OF         AS A % OF        AS A % OF
                INVESTMENT             OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE
      Up to $25,000                        4.00%             4.17%            3.60%
      ----------------------------------------------------------------------------------
      $25,000 up to $50,000                3.75%             3.90%            3.38%
      ----------------------------------------------------------------------------------
      $50,000 up to $100,000               3.50%             3.63%            3.15%
      ----------------------------------------------------------------------------------
      $100,000 up to $250,000              3.25%             3.36%            2.93%
      ----------------------------------------------------------------------------------
      $250,000 up to $500,000              3.00%             3.09%            2.70%
      ----------------------------------------------------------------------------------
      $500,000 up to $1,000,000            2.50%             2.56%            2.25%
      ----------------------------------------------------------------------------------
      $1,000,000 and above(1)              0.00%             0.00%            0.00%


   (1) You will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first year after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.

   SHAREHOLDER INFORMATION




   DISTRIBUTION ARRANGEMENTS/SALES CHARGES


   CONTINUED



   FOR THE TAX-FREE SHORT INTERMEDIATE SECURITIES FUND AND SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND



                                        SALES CHARGE     SALES CHARGE     DEALER PAYMENT
                   YOUR                  AS A % OF         AS A % OF        AS A % OF
                INVESTMENT             OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE
      Up to $100,000                       2.25%             2.30%            2.03%
      ----------------------------------------------------------------------------------
      $100,000 up to $250,000              1.75%             1.78%            1.58%
      ----------------------------------------------------------------------------------
      $250,000 up to $500,000              1.25%             1.27%            1.13%
      ----------------------------------------------------------------------------------
      $500,000 up to $1,000,000            1.00%             1.01%            0.90%
      ----------------------------------------------------------------------------------
      $1,000,000 and above(1)              0.00%             0.00%            0.00%



   (1) You will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first year after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.


   The Distributor pays securities dealers from its own resources up to 1.00% of the offering price of Class A shares of the Funds for individual sales of $1 million to $5 million and .50% of the offering price of Class A shares of the Funds for individual sales over $5 million.

   The Distributor reserves the right to pay the entire sales charge to dealers. In addition to the compensation paid to investment representatives, the Distributor may provide promotional incentives in the form of travel expenses, lodging and bonuses to licensed individuals who sell shares of the Funds, as well as vacation trips (including lodging at luxury resorts), tickets to entertainment events and merchandise. In some instances, the Distributor will make this compensation available only to certain dealers whose representatives have sold a significant amount of such shares. None of the Funds or their shareholders pay this promotional compensation.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED
CLASS B SHARES

The Distributor sells Class B
   shares at NAV, without any
   up-front sales charge.
   Therefore, all the money you
   invest is used to purchase
   Fund shares. However, if you
   sell your Class B shares of
   the Fund before the sixth
   anniversary of purchase, you
   will have to pay a contingent
   deferred sales charge at the
   time of sale. The CDSC will be
   based on the lower of the NAV
   at the time of purchase or the
   NAV at the time of sale
   according to the schedule to
   the right. There is no CDSC on
   reinvested dividends or
   distributions. Imposition of
   the CDSC and the distribution
   fee on Class B shares is
   limited by the NASD
   asset-based sales charge rule.



                                                                    YEARS          CDSC AS A % OF
                                                                    SINCE           DOLLAR AMOUNT
                                                                  PURCHASE        SUBJECT TO CHARGE
                                                                     0-1                5.00%
                                                                     1-2                4.00%
                                                                     2-3                3.00%
                                                                     3-4                3.00%
                                                                     4-5                2.00%
                                                                     5-6                1.00%
                                                                 more than 6            None



   If you sell some but not all of your Class B shares, we will first redeem certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) followed by shares subject to the lowest CDSC (typically shares you have held for the longest time).
   CONVERSION FEATURE -- CLASS B SHARES
    - Your Class B shares automatically convert to Class A shares of the same Fund eight years after the end of the month of purchase. The dollar value of Class A shares you receive will equal the dollar value of the B shares converted.
    - After conversion, your shares will be subject to the lower distribution fees charged on Class A shares, which will increase your investment return.
    - You will not pay any sales charge, fees or taxes when your shares convert.
    - If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, we will calculate your holding period from the time of your original purchase of Class B shares.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE REDUCTIONS
   You may qualify for reduced sales charges under the following circumstances.


    - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 3% of the total amount you intend to purchase with your letter of intent.


    - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.


    - COMBINATION PRIVILEGE. You can combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to reduce sales charges. Reduced prices are also available for investors who are members of certain qualified groups.


   SALES CHARGE WAIVERS
   CLASS A SHARES

   The following qualify for waivers of sales charges:

    - Current and retired trustees, directors, employees, and family members of the Trust, Pacific Century and its affiliates or any other organization that provides services to the Trust.


    - Investors for whom Pacific Century or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (except those investors for whom Pacific Century Investment Services provides custodial services).

    - Investors who purchase shares of a Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan which by its terms permits purchases of shares.

    - Other investment companies distributed by the Distributor.

    - Investors who purchase shares with the proceeds from the recent redemption of shares of any non-money market mutual fund with a front-end or back-end sales charge of equal or greater value.

     REINSTATEMENT PRIVILEGE

     If you have sold Class A or B shares of a Fund and decide to reinvest in the same Fund within a 120 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 120 days of the date your instructions to sell were processed.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B SHARES
   The Distributor will waive the CDSC under certain circumstances, including the following:
    - If the redemption follows the death or disability of a shareholder (or both shareholders in the case of joint accounts).

    - If the redemption is made under an automatic withdrawal plan after the participant reaches age 59 1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request).

    - If the redemption represents the minimum required distribution from a retirement plan.

    - If the shares being redeemed were purchased with reinvested dividends and distributions.

   DISTRIBUTION (12B-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and for providing shareholder services and may cost you more than paying other types of sales charges. 12b-1 fees are paid from Fund assets on an ongoing basis, and over time will increase the cost of your investment.



    - The 12b-1 fees paid by a Fund vary by share class as follows:


          1. Class A shares pay a 12b-1 fee of up to .75% of the average daily net assets of the Fund.

          2. Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

    - The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help the Distributor cover the cost of advancing brokerage commissions to investment representatives.

    - The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.


   Until further notice, the Distributor voluntarily intends to waive a portion of its 12b-1 fee, so that the fee payable by each Fund will not exceed 0.25% of the average daily net asset value attributable to the Fund's Class A shares on an annual basis.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES


   You can exchange your
   shares in one Fund for
   shares of the same class of
   another Fund, usually
   without paying additional
   sales charges (see "Notes"
   below). Class A
   shareholders may also
   exchange their shares for
   service class shares of
   other investment companies
   for which Pacific Century
   serves as investment
   adviser. These are the
   Pacific Capital Cash Assets
   Trust, the Pacific Capital
   Tax-Free Cash Assets Trust
   and the Pacific Capital
   U.S. Government Securities
   Cash Assets Trust. No
   transaction fees are
   charged for exchanges.


   You must meet the minimum
   investment requirements for
   the Fund into which you are
   exchanging.


Exchanges from one Fund to another are taxable.


You can make exchanges by sending a written request to Pacific Capital Funds, PO Box 182130, Columbus OH 43218-2130, or by calling 800-258-9232. Please provide the following information:


  - Your name and telephone number


  - The exact name on your account and account number


  - Taxpayer identification number (usually your social security number)


  - Dollar value or number of shares you are exchanging


  - The name of the Fund from which the exchange is to be made


  - The name of the Fund into which the exchange is being made

See "Selling Your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to four substantive exchanges within one calendar year period. A Fund may also refuse any exchange order.



   NOTES ON EXCHANGES



     - When exchanging from a Fund
       that has no sales charge or a
       lower sales charge to a fund
       with a higher sales charge,
       you will pay the difference.



     - The registration and tax
       identification numbers of the
       two accounts must be
       identical.



     - The Exchange Privilege may be
       changed or eliminated at any
       time after a 60-day notice to
       shareholders.



     - Be sure to read carefully the
       Prospectus of any Fund or
       other investment company into
       which you wish to exchange
       shares.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES



   DIVIDENDS AND DISTRIBUTIONS



   Each Fund pays out any income it receives in the form of dividends, less expenses, to its shareholders monthly. The Funds distribute net capital gains to shareholders annually. Dividends payable on Class A shares of a Fund are more than on Class B shares because Class B shares have higher distribution expenses.



   We automatically reinvest all income dividends and capital gains distributions on Fund shares in additional shares of the same Fund and Class on the ex-dividend date unless you request otherwise in writing to the Transfer Agent (at least 15 days prior to the distribution). The Distributor does not charge any fees or sales charges on reinvestments. You may elect to receive your dividends/distributions in cash either by check sent to your address or by wire to your bank account.



   The value of your shares will be reduced by the amount of dividends and distributions. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.



   TAXES



   Dividends generally are taxable as ordinary income. Taxes on capital gains distributed by the Funds will vary with the length of time the Fund has held the security -- not how long you have been invested in the Fund.


   Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or in additional shares.

   You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.


   An exchange of shares is considered a sale, and any related gains may be subject to federal and state taxes.


   Foreign shareholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

   HAWAII TAX INFORMATION


   The Funds expect that some dividends paid by the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund to Hawaii residents will be exempt from Hawaii personal income tax to the extent attributable to Hawaii municipal obligations. Interest derived from obligations of other states (and their political subdivisions) will not be exempt from Hawaii income taxation.



   Dividends and distributions made by the Funds (and to the extent attributable to Hawaii municipal obligations for the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund) to Hawaii residents will generally be treated for Hawaii income tax purposes in the same manner as they are treated for federal income tax purposes.


   If you are not a Hawaii resident you should not be subject to Hawaii income taxation on dividends and distributions made by the Funds, but you will be subject to taxes of other states and localities.

            OTHER INFORMATION ABOUT THE FUNDS
Logo      logo





   FINANCIAL HIGHLIGHTS



   The Financial Highlights in the following table set forth certain financial data and investment results of the Funds since their inception, expressed in one share of each Fund outstanding throughout the relevant period. The Financial Highlights are derived from the financial statements of Pacific Capital Funds which have been audited by Ernst & Young LLP, independent auditors. The Financial Highlights should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. The Funds' annual report contains additional performance information relating to the Funds and is available upon request, without charge.



                                       45
-

   OTHER INFORMATION ABOUT THE FUNDS             TAX-FREE SECURITIES FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                            FOR THE                FOR THE         FOR THE      OCTOBER 14, 1994
                                                           YEAR ENDED            YEAR ENDED      YEAR ENDED            TO
                                                         JULY 31, 1998          JULY 31, 1997   JULY 31, 1996   July 31, 1995 (a)
                                                     A CLASS     B CLASS (e)       A CLASS         A CLASS           A CLASS
    NET ASSET VALUE, BEGINNING OF PERIOD             $ 10.84       $ 10.84         $ 10.44         $ 10.53           $ 10.00
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                             0.48          0.21            0.49            0.50              0.39
      Net realized and unrealized gain (loss)
        from investments                                0.06         (0.01)           0.46            0.07              0.50
    -----------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                0.54          0.20            0.95            0.57              0.89
    -----------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                            (0.48)        (0.21)          (0.49)          (0.49)            (0.36)
      In excess of net investment income                  --            --              --           (0.04)               --
      Net realized gains                               (0.06)           --           (0.06)          (0.09)               --
      In excess of net realized gains                     --            --              --           (0.04)               --
    -----------------------------------------------------------------------------------------------------------------------------
        Total Distributions                            (0.54)        (0.21)          (0.55)          (0.66)            (0.36)
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $ 10.84       $ 10.83         $ 10.84         $ 10.44           $ 10.53
    -----------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charges)           5.17%         1.82%(b)        9.35%           5.54%             9.06%(b)
    ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)              $ 3,054       $   272         $ 2,545         $   569           $   563
      Ratio of expenses to average net assets           1.02%         1.71%(c)        1.12%           1.14%             1.15%(c)
      Ratio of net investment income to average
        net assets                                      4.49%         3.75%(c)        4.60%           4.66%             4.93%(c)
      Ratio of expenses to average net assets*          1.65%         1.90%(c)        1.66%           1.68%             1.74%(c)
      Ratio of net investment income to average
        net assets*                                     3.86%         3.56%(c)        4.06%           4.12%             4.34%(c)
      Portfolio Turnover(d)                            10.73%        10.73%          11.07%          24.78%            49.17%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a) Period from commencement of operations.



   (b) Not annualized.



   (c) Annualized.



   (d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.



   (e) Period from commencement of operations on March 2, 1998.

                                              TAX-FREE SHORT INTERMEDIATE
   OTHER INFORMATION ABOUT THE FUNDS                      SECURITIES FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED






                                                      FOR THE         FOR THE         FOR THE      OCTOBER 14, 1994
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED            TO
                                                   JULY 31, 1998   JULY 31, 1997   JULY 31, 1996   JULY 31, 1995(a)
                                                      A CLASS         A CLASS         A CLASS          A CLASS
    NET ASSET VALUE, BEGINNING OF PERIOD              $10.17          $10.05          $10.11            $10.00
    ---------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                             0.35            0.37            0.37              0.30
      Net realized and unrealized gain (loss)
        from investments                               (0.02)           0.13           (0.03)             0.08
    ---------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                0.33            0.50            0.34              0.38
    ---------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                            (0.35)          (0.37)          (0.37)            (0.27)
      In excess of net investment income                  --              --           (0.03)               --
      Net realized gains                               (0.06)          (0.01)             --                --
    ---------------------------------------------------------------------------------------------------------------
        Total Distributions                            (0.41)          (0.38)          (0.40)            (0.27)
    ---------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                    $10.09          $10.17          $10.05            $10.11
    ---------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charges)           3.36%           5.06%           3.41%             3.90%(b)
    ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)               $  478          $  724          $  451            $  308
      Ratio of expenses to average net assets           1.01%           1.09%           1.08%             1.05%(c)
      Ratio of net investment income to average
        net assets                                      3.50%           3.57%           3.64%             3.82%(c)
      Ratio of expenses to average net assets*          1.62%           1.64%           1.63%             1.64%(c)
      Ratio of net investment income to average
        net assets*                                     2.89%           3.02%           3.09%             3.23%(c)
      Portfolio Turnover(d)                            47.55%          29.46%          54.70%            89.98%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a) Period from commencement of operations.



   (b) Not annualized.



   (c) Annualized.



   (d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS        DIVERSIFIED FIXED INCOME FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED






                                                            FOR THE                FOR THE         FOR THE      OCTOBER 14, 1994
                                                           YEAR ENDED            YEAR ENDED      YEAR ENDED            TO
                                                         JULY 31, 1998          JULY 31, 1997   JULY 31, 1996   JULY 31, 1995(a)
                                                     A CLASS      B CLASS(e)       A CLASS         A CLASS          A CLASS
    NET ASSET VALUE, BEGINNING OF PERIOD             $10.71         $10.79         $10.45          $10.75            $10.00
    ----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                            0.58           0.23           0.57            0.59              0.49
      Net realized and unrealized gain (loss)
        from investments                               0.21           0.12           0.35           (0.19)             0.74
    ----------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities               0.79           0.35           0.92            0.40              1.23
    ----------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.58)         (0.23)         (0.57)          (0.58)            (0.48)
      In excess of net investment income                 --             --             --           (0.02)               --
      In excess of net realized gains                    --             --          (0.09)          (0.10)               --
    ----------------------------------------------------------------------------------------------------------------------------
        Total Distributions                           (0.58)         (0.23)         (0.66)          (0.70)            (0.48)
    ----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $10.92         $10.91         $10.71          $10.45            $10.75
    ----------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charges)          7.61%          3.25%(b)       9.20%           3.69%            12.66%(b)
    ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)              $1,497         $  236         $1,103          $1,093            $   27
      Ratio of expenses to average net assets          1.02%          1.71%(c)       1.15%           1.15%             1.18%(c)
      Ratio of net investment income to average
        net assets                                     5.36%          4.54%(c)       5.44%           5.31%             6.25%(c)
      Ratio of expenses to average net assets*         1.65%          1.90%(c)       1.69%           1.69%             1.77%(c)
      Ratio of net investment income to average
        net assets*                                    4.73%          4.35%(c)       4.90%           4.77%             5.66%(c)
      Portfolio Turnover(d)                           57.58%         57.58%         80.98%          58.86%            60.47%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a) Period from commencement of operations.



   (b) Not annualized.



   (c) Annualized.



   (d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.


   (e) Period from commencement of operations on March 2, 1998.

   OTHER INFORMATION ABOUT THE FUNDS        U.S. TREASURY SECURITIES FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED






                                                      FOR THE         FOR THE         FOR THE         FOR THE      NOVEMBER 1,
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED       1993 TO
                                                   JULY 31, 1998   JULY 31, 1997   JULY 31, 1996   JULY 31, 1995    JULY 31,
                                                      A CLASS         A CLASS         A CLASS       A CLASS(b)       1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD              $ 9.37          $ 9.13          $ 9.42          $ 9.04         $ 10.00
    --------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                             0.52            0.52            0.53            0.50            0.51
      Net realized and unrealized gain (loss)
        from investments                                0.21            0.25           (0.20)           0.38           (1.00)
    --------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                0.73            0.77            0.33            0.88           (0.69)
    --------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                            (0.52)          (0.46)          (0.53)          (0.50)          (0.27)
      In excess of net investment income                  --           (0.07)          (0.09)             --              --
    --------------------------------------------------------------------------------------------------------------------------
        Total Distributions                            (0.52)          (0.53)          (0.62)          (0.50)          (0.27)
    --------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                    $ 9.58          $ 9.37          $ 9.13          $ 9.42         $  9.04
    --------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charges)           7.98%           8.68%           3.43%          10.18%          (6.95)%(d)
    ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)               $1,090          $1,087          $  979          $1,035         $60,125
      Ratio of expenses to average net assets           1.07%           1.16%           1.20%           1.19%           1.15%(c)
      Ratio of net investment income to average
        net assets                                      5.45%           5.60%           5.55%           5.57%           4.62%(c)
      Ratio of expenses to average net assets*          1.76%           1.70%           1.74%           1.81%           2.09%(c)
      Ratio of net investment income to average
        net assets*                                     4.76%           5.06%           5.01%           4.96%           3.68%(c)
      Portfolio Turnover(e)                            11.82%          44.90%          15.75%          80.98%          11.36%



    * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.



   (a) Period from commencement of operations.



   (b) The Financial Highlights presented for the A Class reflects operations and distributions for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 combined with the operations and distributions of the A Class only for the period from October 14, 1994 through July 31, 1995.



   (c) Annualized.


   (d) Not annualized.



   (e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                                                  SHORT INTERMEDIATE U.S.
   OTHER INFORMATION ABOUT THE FUNDS             TREASURY SECURITIES FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED






                                                      FOR THE         FOR THE         FOR THE         FOR THE      DECEMBER 13,
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED       1993 TO
                                                   JULY 31, 1998   JULY 31, 1997   JULY 31, 1996   JULY 31, 1995     JULY 31,
                                                      A CLASS         A CLASS         A CLASS       A CLASS(b)       1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD              $ 9.55          $ 9.41          $ 9.60          $ 9.52         $ 10.00
    ---------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                             0.49            0.49            0.48            0.52            0.24
      Net realized and unrealized gain (loss)
        from investments                                0.09            0.14           (0.11)           0.05           (0.52)
    ---------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                0.58            0.63            0.37            0.57           (0.28)
    ---------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                            (0.49)          (0.49)          (0.50)          (0.49)          (0.20)
      In excess of net investment income                  --              --           (0.04)             --              --
      In excess of net realized gains                     --              --           (0.02)             --              --
    ---------------------------------------------------------------------------------------------------------------------------
        Total Distributions                            (0.49)          (0.49)          (0.56)          (0.49)          (0.20)
    ---------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                    $ 9.64          $ 9.55          $ 9.41          $ 9.60         $  9.52
    ---------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charges)           6.27%           6.92%           3.90%           6.28%          (2.76)%(d)
    ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)               $  654          $  618          $1,156          $  489         $ 3,419
      Ratio of expenses to average net assets           0.89%           0.87%           0.92%           0.99%           1.00%(c)
      Ratio of net investment income to average
        net assets                                      5.11%           5.22%           5.14%           5.51%           3.96%(c)
      Ratio of expenses to average net assets*          1.64%           1.62%           1.67%           1.78%           5.39%(c)
      Ratio of net investment income to average
        net assets*                                     4.36%           4.47%           4.39%           4.72%          (0.43)%(c)
      Portfolio Turnover(e)                            17.33%          51.56%          47.17%          62.73%           0.00%



    * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.



   (a) Period from commencement of operations.



   (b) The Financial Highlights presented for the A Class reflects operations and distributions for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 combined with the operations and distributions of the A Class only for the period from October 14, 1994 through July 31, 1995.



   (c) Annualized.



   (d) Not annualized.



   (e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

APPLICATION FOR PACIFIC CAPITAL FUNDS
PLEASE COMPLETE STEPS 1 THROUGH 5 AND MAIL TO:
PACIFIC CAPITAL FUNDS
P.O. BOX 182130, COLUMBUS, OH 43218-2130
1-800-258-9232                                             PACIFIC CAPITAL FUNDS
--------------------------------------------------------------------------------
  STEP 1  ACCOUNT REGISTRATION   PLEASE TYPE OR PRINT NAME EXACTLY AS ACCOUNT IS
TO BE REGISTERED
  A. REGISTRATION

[ ]
        Individual      1.    ----------------------------------------------------------------------------------------------
                              First Name            Middle Initial             Last Name           Social Security Number

[ ]
        Joint Account*  2.    ----------------------------------------------------------------------------------------------
        (Use lines 1          First Name              Middle Initial              Last Name              Social Security
                              Number
        and 2)                      *JOINT ACCOUNTS WILL BE TENANTS WITH RIGHTS OF SURVIVORSHIP UNLESS OTHERWISE SPECIFIED.

[ ]     For a Minor     3.    --------------------------------------------- Under the --------- Uniform Gifts/Transfers to Minors
                              Act
        (Only one             Custodian's First Name     Middle Initial     Last
        custodian             Name               State
        and one minor         Custodian For ----------------------------------------------------------------------------------
        are                   Minor's First Name        Middle Initial        Last Name        Minor's Social Security No.
        permitted.)

[ ]     For Trust,      4.    ----------------------------------------------------------------------------------------------
        Corporation,          (Name of Corporation or Partnership; PLEASE INDICATE TYPE OF ORGANIZATION. If a Trust, include the
        Partnership or        name and date of the Trust Instrument. The name(s) of the Trustees in which account will be
        other Entity          registered should be listed below. Account for a Pension or Profit Sharing Plan or Trust may be
                              registered in the name of the Plan or Trust itself.)
                              ----------------------------------------------------------------------------------------------
                              Tax I.D. Number                   Trustee(s) or Authorized Individual                   Title

--------------------------------------------------------------------------------
  B. MAILING ADDRESS AND TELEPHONE NUMBER

--------------------------------------------------------------------------------
Street or P.O. Box                  City         State         Zip Code

(       )
--------------------------------------------------------------------------------------------------------------
Area Code  Daytime Telephone Number     Occupation     Employer's Name/Employer's Address      City      State

Citizen or resident of: U.S. [ ] Other [ ]  ____  Check here [ ] if you are a non U.S.
                                                                 Citizen or
                                                                 resident and
                                                                 not subject to
                                                                 back-up
                                                                 withholding.
                                                                 See
                                                                 certification
                                                                 in Step 5.

--------------------------------------------------------------------------------
  C. INVESTMENT DEALER OR BROKER: (Important -- to be competed by Dealer or Broker)
--------------------------------------------------------------------------------
Dealer Name    Branch Office Address    Branch Office City/State    Branch #

                                                  (      )
--------------------------------------------------------------------------------
Representative's Name    Rep #    Area Code Telephone #   [Agent User Dealer # /
Branch #]

--------------------------------------------------------------------------------
  STEP 2  PURCHASE OF SHARES
  A. INITIAL INVESTMENT
   Make check payable to: Pacific Capital Funds     Minimum Initial Investment
in any Fund is $1,000. Subsequent Investments, $50.


A.  B.                                                               A.  B.


[ ] N/A U.S. Treasury Securities Fund              $ ---------       [ ] N/A Tax-Free Short Intermediate Securities     $ ---------
                                                                             Fund


[ ] N/A Short Intermediate U.S. Treasury           $ ---------       [ ] [ ] Growth Stock Fund                          $ ---------
        Securities Fund


[ ] [ ] Diversified Fixed Income Fund              $ ---------       [ ] N/A Balanced Fund                              $ ---------


[ ] [ ] Tax-Free Securities Fund                   $ ---------       [ ] [ ] Growth and Income Fund                     $ ---------


[ ] [ ] New Asia Growth Fund                       $ ---------       [ ] [ ] International Stock Fund                   $ ---------


[ ] [ ] Small Cap Fund                             $ ---------       [ ] [ ] Value Fund                                 $ ---------

                                                                             Total Investment                           $ ---------


--------------------------------------------------------------------------------
  B. DISTRIBUTIONS: All income dividends and capital gains distributions will be REINVESTED in additional shares at net asset value unless otherwise indicated below.

      Dividends are to be: [ ] Reinvested [ ] Paid in cash* Capital Gains are to be: [ ] Reinvested [ ] Paid in cash*

    *FOR CASH DIVIDENDS, PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS:
    [ ] Wire directly into my financial institutional account. ATTACHED IS A
        VOIDED CHECK showing the account information where I would like the dividend deposited.
    [ ] Mail check to my address listed in Step 1B.
    [ ] Mail check as requested in Step 3F.

--------------------------------------------------------------------------------
  C. LETTER OF INTENT
 (See Terms of Escrow
      for Letter
of Intent at the end of
         this
     application).

-----------------------
 Check appropriate box

    [ ] YES [ ] NO

I/we intend to invest in shares of one or more of the Pacific Capital Funds during the 13-month period from the date of my first purchase pursuant to this Letter (which purchase cannot be more than 90 days prior to the date of this Letter), an aggregate amount (excluding any reinvestment of dividends or distributions) of at least $25,000 which, together with my present holdings of Pacific Capital Fund shares (at public offering price on date of this Letter), will equal or exceed the minimum amount checked below:*

                      [ ] $ 25,000   [ ] $   50,000  [ ] $ 100,000  [ ] $250,000
                       [ ] $500,000     [ ] $1,000,000

                   *Accumulated investments must aggregate at least $100,000 for reduced sales charges to apply to purchases of shares of the Short-Intermediate U.S. Treasury Securities Fund or the Tax-Free Short Intermediate Securities Fund.

--------------------------------------------------------------------------------
  STEP 3  SPECIAL FEATURES
  A. AUTOMATIC INVEST PROGRAM
-----------------------

 Check appropriate box

    [ ] YES [ ] NO

This option provides you with a convenient way to have amounts automatically drawn on your financial institution account and invested in your Pacific Capital Fund account. To establish this program, please complete Step 5, Sections A & B of this Application.

I wish to make regular monthly investments. The minimum initial purchase is reduced to $100 per Fund when you use this service. Subsequent minimum purchase is $50 for each Fund. YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.

                                               Amount
                            ----------- Fund   $ ---------   Please select how often you would like to have the amount(s)
                                                             shown above withdrawn from your checking account and invested
                            ----------- Fund   $ ---------   into the above selected Fund(s).
                            ----------- Fund   $ ---------   [ ] Once each month -- on     [ ] Twice each month on the 1st
                                                                 the 1st                       and the 16th
                                        Total  $ ---------   [ ] Once each month -- on     [ ] Once each quarter on the 1st
                                                                 the 16th                       beginning in the month of

                                                                                                -----------------.

--------------------------------------------------------------------------------
  B. TELEPHONE INVESTMENT
-----------------------

 Check appropriate box

    [ ] YES [ ] NO

This option provides you with a convenient way to add to your account at any time you wish by simply calling the Pacific Capital Funds toll-free at 1-800-258-9232. To establish this program, please complete Step 5, Sections A & B of this Application. YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.

--------------------------------------------------------------------------------
  C. AUTOMATIC WITHDRAWAL PLAN
Application must be
received in good order
at least two weeks
prior
to 1st actual
liquidation date.

-----------------------

 Check appropriate box

    [ ] YES [ ] NO

Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, BISYS Fund Services, Inc. (the "Agent") is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

The minimum Automatic Withdrawal amount is $100 per Fund.

                                                             $ ---------------------------
                            ------------------------- Fund
                                                             $ ---------------------------
                            ------------------------- Fund

                                                      Total  $ ---------------------------

                   Please select how often you would like to have payments made from your account under the Automatic Withdrawal Plan.

                            [ ] Once each month -- on the    [ ] Twice each month on the 1st and 16th
                                1st
                            [ ] Once each month -- on the    [ ] Once each quarter on the 1st beginning in
                                16th                             the month of

                                                                 -------------------- .

                   Please choose one of the following options:
                   [ ] Mail check to my address listed in Step 1a.
                   [ ] Mail check as requested in Step 3f.

--------------------------------------------------------------------------------
  D. 1. TELEPHONE EXCHANGE
This option allows you
to effect exchanges
among accounts in your
name within the Pacific
Capital group of Funds,
as described in the
Prospectus, by
telephone.


 Check appropriate box

    [ ] YES [ ] NO

The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares of one Pacific Capital Fund for one of the funds into which exchange is permitted, as designated in the Prospectus, with identical shareholder registration. The exchange will be executed at the relative net asset values of the two funds as next determined following receipt of such instructions.

Except for gross negligence in acting upon such telephone instructions to execute an exchange and subject to the conditions set forth herein, I (we) understand and agree to hold harmless the Agent, each of the Pacific Capital Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees resulting from acceptance of or acting or failure to act upon this Authorization.

                 TO MAKE A TELEPHONE EXCHANGE, CALL THE AGENT AT 1-800-258-9232.

     2. TELEPHONE REDEMPTION

This option allows you
to effect telephone
redemptions, as
described in the
Prospectus.

 Check appropriate box

    [ ] YES [ ] NO

The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute a redemption of shares of one or more Pacific Capital Funds. The redemption will be executed at net asset value next determined following receipt of such instructions.

Except for gross negligence in acting upon such telephone instructions to execute a redemption and subject to the conditions set forth herein, I (we) understand and agree to hold harmless the Agent, each of the Pacific Capital Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees resulting from acceptance of or acting or failure to act upon this Authorization.

               TO MAKE A TELEPHONE REDEMPTION, CALL THE AGENT AT 1-800-258-9232.
--------------------------------------------------------------------------------
  E. EXPEDITED REDEMPTION
The proceeds will be
deposited to your
financial institution
account listed.

-----------------------

 Check appropriate box
    [ ] YES [ ] NO
TO MAKE AN EXPEDITED
REDEMPTION, CALL THE
AGENT AT

1-800-258-9232.

Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my (our) account at a financial institution. The financial institution account must be in the same name(s) as this Pacific Capital Fund account is registered. YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.

                            ----------------------------------------------     ---------------------------------------------
                            Financial Institution Account Registration         Financial Institution Account Number

                            ---------------------------------------------      ---------------------------------------------
                            Name of Financial Institution                      Financial Institution Transit/Routing Number

                            ----------------------------------------------     ---------------------------------------------
                            Street                                              City               State      Zip Code

--------------------------------------------------------------------------------
  F. SECONDARY ADDRESS

-----------------------

 Check appropriate box

    [ ] YES [ ] NO

Checks should be made payable as indicated below. If check is payable to a financial institution, i.e., a commercial bank, savings bank or credit union, for your account, indicate financial institution name, address and your account number.

                            ----------------------------------------------     ---------------------------------------------
                            First Name       Middle Initial      Last Name     Name of Financial Institution

                            ----------------------------------------------     ---------------------------------------------
                            First Name       Middle Initial      Last Name     Street

                            ----------------------------------------------     ---------------------------------------------
                            Street                                             City                 State      Zip Code

                            ----------------------------------------------     ---------------------------------------------
                            City                   State          Zip Code     Financial Institution Account Number


--------------------------------------------------------------------------------

  STEP 4  CLIENT AGREEMENT
CLIENT AGREEMENT   After reading this section, please sign in Step 5, Section B.

   To: BISYS Fund Services Limited Partnership (the "Distributor"), and BISYS Fund Services, Inc. (the "Transfer Agent") and Pacific Century Trust (the "Investment Adviser").
   I (We) have full right, power, authority and legal capacity; and am (are) of legal age in my (our) state of residence to purchase shares of the investment portfolios ("Funds") of the Pacific Capital Funds (the "Fund Company"). I (we) affirm that I (we) have received and read the current prospectus(es) of the Fund(s) selected and agree to be bound by its terms.
A. THE MEANING OF WORDS IN THIS AGREEMENT: The words "I," "me" and "my" refer to the person(s) who signed this Agreement. The words "you" and "your" refer to the Distributor and the Transfer Agent.
B. REPRESENTATIONS. I understand that you provide no investment, tax, or legal advice, and I have relied on my independent judgement with respect to the suitability or potential value of any security or order.
C. DEBIT AUTHORIZATION AND SETTLEMENT. If I authorize, and if the Transfer Agent approves, the use of my bank account designated in Step 3. Section E of this Account Registration Form (the "designated account") as the settlement account in connection with this account. I understand and agree that the Transfer Agent may debit the designated account for payment of securities purchased by me either by way of this Account Registration Form and order, by signing up for the Automatic Investment Plan, or for subsequent purchases in any Funds as I may direct. If I have instructed that a purchase be settled through a debit of my account, I certify that I have the power and authority to debit the account. I agree to have sufficient collected funds available in the designated account to cover the amounts due on purchase of securities at the time of placing my order. If I have designated another method of payment, I agree to deliver sufficient collected funds to cover the amount due by 9:00 a.m. (Eastern Time) on the settlement date. I understand that if sufficient collected funds are not available, my purchase will be rejected and I will be liable for any resulting loss.
   If the Transfer Agent executes a transaction but fails to receive sufficient payment for such shares, the Transfer Agent may, without prior notice, redeem any Pacific Capital shares. I agree to reimburse the Fund or BISYS Fund Services, Inc. on demand for any costs, losses or liabilities incurred by such party in collection of the debit balance.
   I understand and agree that the Transfer Agent may credit the designated account with dividend distributions, Automatic Withdrawal Plan, and other distributions that are payable to me (us) by the Fund Company.
   I further understand that the Automatic Withdrawal Plan and the Automatic Investment Plan may be terminated or modified at any time without notice.
D. FORCE MAJEURE. You shall not be liable for any loss or delay caused directly or indirectly by war, natural disaster, government restrictions, exchange or market rulings or other conditions beyond your control.
E. RECORDING CONVERSATIONS. I understand and agree that, for our mutual protection, telephone conversations may be recorded without further notice.
F. APPLICABLE LAWS AND REGULATIONS. All transactions shall be subject to rules, regulations, customs and usages of the exchange, market or clearinghouse where executed, all applicable federal and state laws and regulations, and the policies and procedures as determined by the Fund Company set forth in its then current prospectus(es).
G. GOVERNING LAWS. The Agreement shall be governed by the laws of the State of Ohio as applicable.
H. RELIANCE ON REPRESENTATIONS. I understand that you shall rely on the information that I have set forth in this Agreement. I agree that all changes to this information shall be promptly provided to the Transfer Agent in writing. The Transfer Agent is entitled to rely on this information until I change it by subsequent written notice.
I. DELIVERY AND RECEIPT. Any orders for transactions in the Funds under this Agreement will NOT be effective until received and approved by the Distributor and the Transfer Agent at their offices in Columbus, Ohio. The Distributor and the Transfer Agent shall not be responsible for any losses or lost profit opportunity I may experience due to any delays in the execution of purchase and redemption orders as a result of delayed receipt of such orders.
J. INSTRUCTIONS. Neither the Distributor, the Transfer Agent nor the Fund Company shall be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Fund Company's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund Company and its agents will employ procedures designated to provide reasonable assurance that instructions by telephone are genuine. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account.
K. ARBITRATION. This paragraph contains what is sometimes referred to as a predispute arbitration clause. In this regard, I am aware of the following:
(i) Arbitration is final and binding on the parties.
(ii) The parties are waiving their right to seek remedies in court, including the right to jury trial.
(iii) Pre-arbitration discovery is generally more limited than and different from court proceedings.
(iv) The arbitrators' award is not required to include factual findings or legal reasoning and any party's right to appeal or to seek modification of rulings by the arbitrators is strictly limited.
(v) The panel of arbitrators will typically include a minority of arbitrators who were or are affiliated with the securities industry.
(vi) All agreements shall include a statement that "No person shall bring a putative or certified class action to arbitration, nor seek to enforce any predispute arbitration agreement against any person who has initiated in court a putative class action; or who is a member of a putative class who has not opted out of the class with respect to any claims encompassed by the putative class action until: (i) the class certification is denied, or (ii) the class is decertified, or (iii) the person against whom the arbitration agreement would be enforced is excluded from the class by the court. Such forbearance to enforce an agreement to arbitrate shall not constitute a waiver of any rights under this agreement except to the extent stated herein."
   It is agreed that any controversy between me and the Fund Company and/or any of its service providers (including the Investment Adviser) arising out of this Agreement or my business with you, shall be settled by arbitration conducted in accordance with the rules of the National Association of Securities Dealers, Inc. or the American Arbitration Association, as I may elect. Failure to notify you of such election in writing within five (5) days after receipt from you of a request for arbitration shall be deemed to be authorization to make such election on my behalf. Judgement upon the award of the arbitrators may be entered by any court having jurisdiction.
L. INDEMNIFICATION. As additional consideration for the services of the Distributor, the Transfer Agent and the Investment Adviser, with regard to this Account, I agree to indemnify and hold each of them, the Fund Company, and their officers, directors, employees and agents harmless from and against any and all losses, demands, claims, actions, expenses and attorney's fees arising out of or in connection with this Agreement which are not caused by their negligence or willful misconduct. The provisions of this Section shall survive termination of this Agreement; the provisions of this Section shall be binding on my successors and assigns.
M. I understand that if disbursements out of this account are to anyone other than the applicant or the applicant's joint tenant, a signature guarantee will be required.
N. With respect to Step 3, I understand that if the 1st or 16th should fall on a non-business day, the transaction will be effective on the next business day.
O. I UNDERSTAND THAT MUTUAL FUND SHARES ARE NOT DEPOSITS OF ANY BANK, ARE NOT INSURED BY THE FDIC, ARE NOT OBLIGATIONS OF ANY BANK OR THE U.S. GOVERNMENT AND ARE NOT ENDORSED OR GUARANTEED IN ANY WAY BY ANY BANK.

--------------------------------------------------------------------------------
  STEP 5  DEPOSITORS AUTHORIZATION TO HONOR DEBITS

  SECTION A IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT YOU
            MUST ALSO COMPLETE STEP 5,
            SECTIONS A & B.
I/We authorize the Financial Institution listed below to charge my/our account for any drafts or debits drawn on my/our account initiated by the Agent, BISYS Fund Services, Inc., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.
I/we understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

 FINANCIAL INSTITUTION ACCOUNT NUMBER

NAME AND ADDRESS          ------------------------------------------------------------
  WHERE MY/OUR            NAME OF FINANCIAL INSTITUTION
  ACCOUNT IS              ------------------------------------------------------------
  MAINTAINED              STREET ADDRESS
                          ------------------------------------------------------------
                          CITY                      STATE                   ZIP CODE

NAME(S) AND               ----------------------------------------------------  ------------------
  SIGNATURE(S) OF                             PLEASE PRINT                             DATE
  DEPOSITOR(S) AS         ----------------------------------------------------  ------------------
  THEY APPEAR WHERE                            SIGNATURE                               DATE
  ACCOUNT IS              ----------------------------------------------------
  REGISTERED                                  PLEASE PRINT
                          ----------------------------------------------------
                                               SIGNATURE

--------------------------------------------------------------------------------
  SECTION B     SHAREHOLDER AUTHORIZATION / SIGNATURE(S) REQUIRED
  - I/We authorize the Pacific Capital Funds and its agents to act upon these Instructions for the features that have been checked.
  - I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, Pacific Capital Funds and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Pacific Capital Fund account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We understand that in the event of such deficiency, Pacific Capital Funds and its agents will first liquidate shares of the Pacific Capital Fund to which the purchase transaction relates, and then, in the discretion of Pacific Capital Funds and its agents, shares of any other Pacific Capital Fund in my/our account at the Financial Institution. I/We authorize Pacific Capital Funds and its agents to correct any transfer error by a debit or credit to my/our financial Institution account and/or Fund account and to charge the account for any related charges.
  - I/We acknowledge that shares purchased either through Automatic Investment or Telephone Investment are subject to applicable sales charges.
  - The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Pacific Capital Fund(s) designated above and has received and read a current Prospectus of such Fund(s) and agrees to its terms. Pacific Capital Funds, Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number, name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies(I) that Number is my correct taxpayer identification number and (II) currently I am not under IRS notification that I am subject to backup withholding (line out (II) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for. If a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or (b) that the undersigned is not a citizen resident of the U.S.; and either does not expect to be in the U.S. for more than 182 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Fund, or is exempt under an income tax treaty. NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW. FOR A TRUST, ALL TRUSTEES MUST SIGN*

  THIS AGREEMENT CONTAINS A PREDISPUTE ARBITRATION CLAUSE IN STEP 4, LETTER K.


--------------------------------------------    ------------------------------------------  ------------------
INDIVIDUAL (OR CUSTODIAN)                       JOINT REGISTRANT, IF ANY                    DATE

--------------------------------------------    ------------------------------------------  ------------------
CORPORATE OFFICER, PARTNER, TRUSTEE(S), ETC.    TITLE                                       DATE


*FOR A TRUST, CORPORATION OR ASSOCIATION, THIS FORM MUST BE ACCOMPANIED BY PROOF OF AUTHORITY TO SIGN, SUCH
  AS A CERTIFIED COPY OF THE CORPORATE RESOLUTION OR A CERTIFICATE OF INCUMBENCY UNDER THE TRUST
  INSTRUMENT.

  SPECIAL INFORMATION
  - Certain features (Automatic Investment, Telephone Investment, Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Fund's Agent.
  - You may cancel any feature at any time, effective 3 days after the Agent receives notice from you.
  - Either the Fund or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.
  - The Fund reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.
  BANKING INFORMATION
  - If your Financial Institution account changes, you must complete a Ready Access Features form which may be obtained from the Agent at 1-800-258-9232 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Fund's Agent.
  TERMS OF LETTER OF INTENT AND ESCROW
   By checking Box 2c and signing the Application, the investor is entitled to make each purchase at the public offering price applicable to a single transaction of the dollar amount checked above, and agrees to be bound by the terms and conditions applicable to Letters of Intent appearing below.
   The investor is making no commitment to purchase shares, but if the investor's purchases within thirteen months from the date of the investor's first purchase do not aggregate $25,000, or, if such purchases added to the investor's present holdings do not aggregate the minimum amount specified above, the investor will pay the increased amount of sales charge prescribed in the terms of escrow below.
   The commission to the dealer or broker, if any, named herein shall be at the rate applicable to the minimum amount of the investor's specified intended purchases checked above. If the investor's actual purchases do not reach this minimum amount, the commissions previously paid to the dealer will be adjusted to the rate applicable to the investor's total purchases. If the investor's purchases exceed the dollar amount of the investor's intended purchases and pass the next commission break-point, the investor shall receive the lower sales charge, provided that the dealer returns to the Distributor the excess of commissions previously allowed or paid to him over that which would be applicable to the amount of the investor's total purchases.
   The investor's dealer or broker shall refer to this Letter of Intent in placing any future purchase orders for the investor while this Letter is in effect.
   The escrow shall operate as follows:
    1. Out of the initial purchase (or subsequent purchases if necessary), 3% of the dollar amount specified in the Letter of Intent shall be held in escrow in shares of the Fund by the Agent. All dividends and any capital distributions on the escrowed shares will be credited to the investor's account.
    2. If the total minimum investment specified under the Letter is completed within a thirteen-month period, the escrowed shares will be promptly released to the investor. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.
    3. If the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchase, the investor must remit to the Agent an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. If such difference in sales charges is not paid within twenty days after receipt of a request from the Agent or the dealer, the Agent will, within sixty days after the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Any shares remaining after such redemption will be released to the investor. The escrow of shares will not be released until any additional sales charge due has been paid as stated in this section.
    4. By checking Box 2c and signing the Application, the investor irrevocably constitutes and appoints the Agent or the Distributor as his attorney to surrender for redemption any or all escrowed shares on the books of the Fund.
  AUTOMATIC WITHDRAWAL PLAN PROVISIONS
   By requesting an Automatic Withdrawal Plan, the applicant agrees to the terms and conditions applicable to such plans, as stated below.
    1. The Agent will administer the Automatic Withdrawal Plan (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization.
    2. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Agent will credit all such shares to the Planholder on the records of the Fund. Any share certificates now held by the Planholder may be surrendered unendorsed to the Agent with the application so that the shares represented by the certificate may be held under the Plan.
    3. Dividends and distributions will be reinvested in shares of the Fund at the Net Asset Value.
    4. Redemptions of shares in connection with disbursement payments will be made at the Net Asset Value per share in effect at the close of business on the first business day of the month or quarter.
    5. The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed, at any time, by the Planholder on written notification to the Agent. The Planholder should allow at least two weeks' time in mailing such notification before the requested change can be put in effect.
    6. The Planholder may, at any time, instruct the Agent by written notice (in proper form in accordance with the requirements of the then current prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In such case the Agent will redeem the number of shares requested at the Net Asset Value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.
    7. The Plan may, at any time, be terminated by the Planholder on written notice to the Agent, or by the Agent upon receiving directions to that effect from the Fund. The Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Agent or the Fund, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.
    8. The Agent shall incur no liability to the Planholder for any action taken or omitted by the Agent in good faith.
    9. In the event that the Agent shall cease to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as his Agent in administering the Plan.
   10. Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, a Planholder may not maintain this Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

For more information about the Pacific Capital Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:


The Funds' annual and semi-annual reports to shareholders contain detailed information on each Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


You can get free copies of Reports and the SAI, or request other information and discuss your questions about the Funds, by contacting the Bank of Hawaii or a broker that sells the Funds. Or contact us at:


                            PACIFIC CAPITAL FUNDS

                            3435 STELZER ROAD

                            COLUMBUS, OHIO 43219

                            TELEPHONE: 1-800-258-9232


You can review the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can also get copies:


- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

- Free from the Commission's Website at http://www.sec.gov.


Investment Company Act File no. 811-7454.



PCP 0027

                                   QUESTIONS?


                           Call 800-258-9232 or your


                           investment representative.


                          [PACIFIC CAPITAL FUNDS LOGO]


                                   Managed by


                             Pacific Century Trust


                                 a Division of

                                 Bank of Hawaii

                            ------------------------


                               Growth Stock Fund


                             Growth and Income Fund


                                   Value Fund


                                 Small Cap Fund


                              New Asia Growth Fund


                            International Stock Fund


                                 Balanced Fund

                            ------------------------

                              Class A and Class B

                                 Retail Shares

                                December 1, 1998

         PACIFIC CAPITAL FUNDS                         TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES



                                        LOGO
                                        LOGO
Carefully review this                             3  Growth Stock Fund
important section, which                          7  Growth and Income Fund
summarizes each Fund's                           11  Value Fund
investments, risks, past                         14  Small Cap Fund
performance, and fees.                           17  New Asia Growth Fund
                                                 21  International Stock Fund
                                                 24  Balanced Fund

                                                INVESTMENT OBJECTIVES, POLICIES AND RISKS



                                        LOGO
                                        LOGO
Review this section for                          27  Growth Stock Fund
details on each Fund's                           27  Growth and Income Fund
investment strategies and                        27  Value Fund
risks.                                           27  Small Cap Fund
                                                 28  New Asia Growth Fund
                                                 28  International Stock Fund
                                                 29  Balanced Fund
                                                 30  Main Risks

                                                FUND MANAGEMENT



                                        LOGO
                                        LOGO
Review this section for                          33  The Investment Adviser
details on the people and                        33  The Sub-Advisers
organizations who oversee                        33  Portfolio Managers
the Funds.                                       35  The Distributor and Administrator

                                                SHAREHOLDER INFORMATION



                                        LOGO
                                        LOGO
Review this section for                          36  Pricing of Fund Shares
details on how shares are                        37  Purchasing and Adding to Your Shares
valued, how to purchase,                         40  Selling Your Shares
sell and exchange shares,                        44  Distribution Arrangements/Sales Charges
related charges, and                             50  Exchanging Your Shares
payments of dividends and                        51  Dividends, Distributions and Taxes
distributions.

                                                OTHER INFORMATION ABOUT THE FUNDS



                                        LOGO
                                        LOGO
Review this section for                          52  Financial Highlights
details on selected
financial highlights of the
Funds.

 logo
 logo    Q
             RISK/RETURN SUMMARY AND FUND EXPENSES      GROWTH STOCK FUND


                            RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVES             - Long term capital appreciation
                                      - Secondarily, dividend income

    PRINCIPAL INVESTMENT              The Fund invests primarily in a diversified portfolio of common stocks of
    STRATEGIES                        U.S. and foreign companies with market capitalizations (total market price of equity securities) greater than $750 million, and securities that are convertible into such common stocks. The Fund may invest a significant portion of its assets in smaller and newer companies. The Fund focuses on companies whose earnings are growing substantially faster than the average for the U.S. market.

    PRINCIPAL INVESTMENT RISKS        Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.
                                      Stock prices of smaller and newer companies fluctuate more than larger more established companies. In addition, the performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests. The values of the
                                      Fund's convertible securities are also affected by movement in interest rates; if rates rise, the values of convertible securities may fall.

    WHO MAY WANT TO INVEST?           Consider investing in the Fund if you:
                                      - are investing for long term goals
                                      - want potential capital appreciation and are willing to accept the higher risks associated with investing in stocks
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - safety of principal
                                      - regular income
                                      - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                        3
-

   RISK/RETURN SUMMARY AND FUND EXPENSES                GROWTH STOCK FUND


The two charts on this page
show how the Growth Stock
Fund has performed and
provides some indication of
the risks of investing in
the Fund by showing how its
performance has varied from
year to year. The bar chart
shows changes in the yearly
performance of the Fund and
its predecessor over a
period of ten years to
demonstrate that they have
gained and lost value at
differing times. The table
below it compares the
performance of the Fund and
its predecessor over time
to the S&P 500(R), a widely
recognized index of U.S.
common stocks.



Both charts assume
reinvestment of dividends
and distributions. Of
course, past performance
does not indicate how the
Fund will perform in the
future.




                                           PERFORMANCE BAR


                                           CHART AND TABLE


                                           YEAR-BY-YEAR TOTAL RETURNS AS OF
                                           12/31
                                           FOR CLASS A SHARES*


1988                                                                       7.64%
89                                                                        30.77%
90                                                                         2.26%
91                                                                        35.25%
92                                                                         2.07%
93                                                                         6.91%
94                                                                        -1.22%
95                                                                        29.79%
96                                                                        14.75%
97                                                                        30.19%


                                    LOGO



 The bar chart does not reflect the impact of any applicable sales charges. The returns for Class B shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. The table assumes that Class B shareholders redeem all their Fund shares at the end of the period indicated.


                                                 Best quarter:  Q2
                                                 1997                 +18.67%


                                                 Worst quarter: Q3
                                                 1990                 -14.29%


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending
                                                      December 31, 1997)***




                                      PERFORMANCE       PAST       PAST 5       PAST 10         SINCE
                                      INCEPTION*        YEAR       YEARS         YEARS        INCEPTION
 CLASS A                               10/31/77        25.02%      14.47%        14.59%         12.44%
 (with 4.00% sales charge)
 CLASS B**                             10/31/77        26.19%      15.30%        15.07%         12.67%
 (with applicable CDSC)


 S&P 500(R) INDEX                      10/31/77        19.35%      22.92%        18.47%         16.70%



* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on November 1, 1993, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.



** Class B shares of the Fund commenced operations on March 2, 1998.



*** For the period January 1, 1998 through September 30, 1998, the aggregate (non-annualized) total returns of Class A shares (with 4.00% sales charge) and Class B shares (with applicable CDSC), were 0.70% and -0.53%, respectively, versus 6.01% for the S&P 500(R) Index.

   RISK/RETURN SUMMARY AND FUND EXPENSES                GROWTH STOCK FUND


As an investor in the Growth
Stock Fund, you will pay
the following fees and
expenses. Shareholder
transaction fees are paid
from your account. Annual
Fund operating expenses
are paid out of Fund
assets, and are reflected
in the share price. If you
purchase shares through a
broker or other investment
representative, including
an affiliate of Pacific
Century, they may charge
you an account-level fee
for additional services
provided to you in
connection with your
investment in the Fund.


CONTINGENT DEFERRED


SALES CHARGE


Class B shares impose a back
end sales charge (load) if
you sell your shares
before a certain period of
time has elapsed. This is
called a Contingent
Deferred Sales Charge
("CDSC").




                                             FEES AND EXPENSES


                                     SHAREHOLDER TRANSACTION EXPENSES
                                     (EXPENSES PAID BY YOU DIRECTLY)     A SHARES   B SHARES
                                     Maximum sales charge (load) on
                                     purchases (as a % of offering
                                     price)                               4.00%(1,4)  None(4)
                                     Maximum deferred sales charge
                                     (load)                                None(2)   5.00%(3)
                                     ANNUAL FUND OPERATING EXPENSES
                                     (FEES PAID FROM FUND ASSETS)        A SHARES   B SHARES
                                     Management fee                       0.80%      0.80%
                                     Distribution (12b-1) fee             0.75%*     1.00%
                                     Other expenses*                      0.30%      0.30%
                                     Total Fund operating expenses*       1.85%      2.10%



                                     * The Distributor is limiting the 12b-1 fee for Class A shares to 0.25%. The Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.26%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE EXPECTED TO BE 1.31% AND 2.06% FOR CLASS A AND B SHARES, RESPECTIVELY. These expense limitations may be revised or canceled at any time.



   (1) Lower sales charges are available depending upon the amount invested.


   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.



   (3) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.



   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   RISK/RETURN SUMMARY AND FUND EXPENSES                GROWTH STOCK FUND


                                             EXPENSE EXAMPLE


                                                                                      1      3        5       10
                                                                                   YEAR   YEARS   YEARS    YEARS
                                                CLASS A SHARES                     $580   $958   $1,361   $2,482
                                                CLASS B SHARES
                                                  Assuming redemption              $713   $958   $1,329   $2,338
                                                  Assuming no redemption           $213   $658   $1,129   $2,338



                                     After approximately eight years, Class B shares will automatically convert to Class

                                     A shares.


Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:


  - $10,000 investment in the
    Fund

  - 5% annual return

  - no changes in the Fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.


                                        6
-
 logo
 logo    Q
             RISK/RETURN SUMMARY AND FUND EXPENSES      GROWTH AND INCOME
             FUND



                            RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVES             - Current income
                                      - Secondarily, long term capital appreciation


    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of
    INVESTMENT STRATEGIES             high quality, dividend paying common stocks of U.S.
                                      companies with market capitalizations (total market price of outstanding equity securities) greater than $750 million,
                                      and securities that are convertible into such common stocks.
                                      The Fund focuses on companies whose earnings are growing at above average rates in relation to other companies in their industries. The Fund seeks to produce a gross yield that
                                      approximates that of the average for companies in the S&P
                                      500(R).

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.

                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. The values of its
                                      convertible securities are also affected by movements in
                                      interest rates; if rates rise, the values of convertible
                                      securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want current income
                                      - want potential capital appreciation and are willing to
                                      accept higher risks associated with investing in stocks
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - safety of principal
                                      - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.



                                        7
-

   RISK/RETURN SUMMARY AND FUND EXPENSES           GROWTH AND INCOME FUND

The two charts on this page
show how the Growth and
Income Fund has performed
and provides some
indication of the risks of
investing in the Fund by
showing how its performance
has varied from year to
year. The bar chart shows
changes in the yearly
performance of the Fund and
its predecessor over a
period of ten years to
demonstrate that they have
gained and lost value at
differing times. The table
below it compares the
performance of the Fund and
its predecessor over time
to the S&P 500(R) Index, a
widely recognized index of
U.S. common stocks.

Both charts assume
reinvestment of dividends
and distributions. Of
course, past performance
does not indicate how the
Fund will perform in the
future.

                                           PERFORMANCE BAR
                                           CHART AND TABLE
                                           YEAR-BY-YEAR TOTAL RETURNS AS OF
                                           12/31
                                           FOR CLASS A SHARES*
                                    LOGO


1988                                                                      15.89%
  89                                                                      28.43%
  90                                                                      -1.82%
  91                                                                      24.01%
  92                                                                       0.75%
  93                                                                       4.67%
  94                                                                       0.23%
  95                                                                      26.30%
  96                                                                      18.39%
  97                                                                      33.58%


The bar chart does not reflect the impact of any applicable sales charges. The returns for Class B shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. The table assumes that Class B shareholders redeem all their Fund shares at the end of the period indicated.




                                                 Best quarter:  Q2
                                                 1997                 +18.02%

                                                 Worst quarter: Q3
                                                 1990                 -11.48%


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending
                                                      December 31, 1997)***


                                      PERFORMANCE       PAST       PAST 5       PAST 10         SINCE
                                      INCEPTION*        YEAR       YEARS         YEARS        INCEPTION
 CLASS A                               10/31/77        28.28%      15.01%        13.90%         10.68%
 (with 4.00% sales charge)
 CLASS B**                             10/31/77        29.58%      15.84%        14.36%         10.90%
 (with applicable CDSC)


 S&P 500(R) INDEX                      10/31/77        19.35%      22.92%        18.47%         16.70%



* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.



** Class B shares of the Fund commenced operations on March 2, 1998.



*** For the period January 1, 1998 through September 30, 1998, the aggregate (non-annualized) total returns of Class A shares (with 4.00% sales charge) and Class B shares (with applicable CDSC), were -0.59% and -2.02%, respectively versus 6.01% for the S&P 500(R) Index.

   RISK/RETURN SUMMARY AND FUND EXPENSES           GROWTH AND INCOME FUND


As an investor in the Growth
and Income Fund, you will
pay the following fees and
expenses. Shareholder
transaction fees are paid
from your account. Annual
Fund operating expenses
are paid out of Fund
assets, and are reflected
in the share price. If you
purchase shares through a
broker or other investment
representative, including
an affiliate of Pacific
Century, they may charge
you an account-level fee
for additional services
provided to you in
connection with your
investment in the Fund.


CONTINGENT DEFERRED


SALES CHARGE


Class B shares impose a back
end sales charge (load) if
you sell your shares
before a certain period of
time has elapsed. This is
called a Contingent
Deferred Sales Charge
("CDSC").



                                             FEES AND EXPENSES


                                    SHAREHOLDER TRANSACTION EXPENSES
                                    (EXPENSES PAID BY YOU DIRECTLY)      A SHARES   B SHARES
                                    Maximum sales charge (load) on
                                    purchases (as a % of offering
                                    price)                                4.00%(1,4)  None(4)
                                    Maximum deferred sales charge
                                    (load)                                 None(2)   5.00%(3)
                                    ANNUAL FUND OPERATING EXPENSES
                                    (FEES PAID FROM FUND ASSETS)         A SHARES   B SHARES
                                    Management fee                        0.80%      0.80%
                                    Distribution (12b-1) fee              0.75%*     1.00%
                                    Other expenses*                       0.32%      0.32%
                                    Total Fund operating expenses*        1.87%      2.12%



                                    * The Distributor is limiting the 12b-1 fee for Class A shares to 0.25%. The Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.28%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE EXPECTED TO BE 1.33% AND 2.08% FOR CLASS A AND B SHARES, RESPECTIVELY. These expense limitations may be revised or canceled at any time.



   (1) Lower sales charges are available depending upon the amount invested.


   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.



   (3) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.



   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   RISK/RETURN SUMMARY AND FUND EXPENSES           GROWTH AND INCOME FUND


Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:


  - $10,000 investment in the
    Fund

  - 5% annual return

  - no changes in the Fund's
    operating expenses


Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.



                                             EXPENSE EXAMPLE


                                                                                      1      3        5       10
                                                                                   YEAR   YEARS   YEARS    YEARS
                                                CLASS A SHARES                     $582   $964   $1,371   $2,503
                                                CLASS B SHARES
                                                  Assuming redemption              $715   $964   $1,339   $2,359
                                                  Assuming no redemption           $215   $664   $1,139   $2,359



                                     After approximately eight years, Class B shares will automatically convert to Class A shares.

 logo
 logo
             RISK/RETURN SUMMARY AND FUND EXPENSES             VALUE FUND

                            RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVES             - Long term capital appreciation
                                      - Secondarily, current income

    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of
    INVESTMENT STRATEGIES             U.S. traded common stocks with market capitalizations (total market price of outstanding equity securities) greater than
                                      $750 million, and securities that are convertible into such common stocks. The Fund focuses on companies whose cash flow to price ratio exceeds that of their industry average and
                                      whose stock price Pacific Century believes is undervalued.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.

                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. The values of its
                                      convertible securities, if any, may be affected by movements in interest rates; if rates rise, the values of convertible securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want potential capital appreciation and are willing to
                                      accept the higher risks associated with investing in stocks
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - safety of principal
                                      - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                       VALUE FUND


As an investor in the Value
Fund, you will pay the
following fees and
expenses. Shareholder
transaction fees are paid
from your account. Annual
Fund operating expenses
are paid out of Fund
assets, and are reflected
in the share price. If you
purchase shares through a
broker or other investment
representative, including
an affiliate of Pacific
Century, they may charge
you an account-level fee
for additional services
provided to you in
connection with your
investment in the Fund.


CONTINGENT DEFERRED


SALES CHARGE


Class B shares impose a back
end sales charge (load) if
you sell your shares
before a certain period of
time has elapsed. This is
called a Contingent
Deferred Sales Charge
("CDSC").




                                             FEES AND EXPENSES



                                     SHAREHOLDER TRANSACTION EXPENSES
                                     (EXPENSES PAID BY YOU DIRECTLY)     A SHARES   B SHARES
                                     Maximum sales charge (load) on
                                     purchases (as a % of offering
                                     price)                               4.00%(1,4)  None(4)
                                     Maximum deferred sales charge
                                     (load)                                None(2)   5.00%(3)
                                     ANNUAL FUND OPERATING EXPENSES
                                     (FEES PAID FROM FUND ASSETS)        A SHARES   B SHARES
                                     Management fee                       0.80%      0.80%
                                     Distribution (12b-1) fee             0.75%*     1.00%
                                     Other expenses*                      0.75%      0.75%
                                     Total Fund operating expenses*       2.30%      2.55%



                                     * The Distributor is limiting the 12b-1 fee for Class A shares to 0.25%. The Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.71%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE EXPECTED TO BE 1.76% AND 2.51% FOR CLASS A AND B SHARES, RESPECTIVELY. These expense limitations may be revised or canceled at any time.



   (1) Lower sales charges are available depending upon the amount invested.


   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.



   (3) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.



   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   RISK/RETURN SUMMARY AND FUND EXPENSES                       VALUE FUND


Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:


  - $10,000 investment in the
    Fund

  - 5% annual return

  - no changes in the Fund's
    operating expenses


Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

PERFORMANCE INFORMATION
This is a new Fund for which
   performance information is
   not yet available.


                                             EXPENSE EXAMPLE


                                                                                                     1        3
                                                                                                  YEAR    YEARS
                                                CLASS A SHARES                                    $624   $1,090
                                                CLASS B SHARES
                                                  Assuming redemption                             $758   $1,093
                                                  Assuming no redemption                          $258   $  793



                                     After approximately eight years, Class B shares will automatically convert to Class A shares.

logo
logo
             RISK/RETURN SUMMARY AND FUND EXPENSES         SMALL CAP FUND


                            RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of
    INVESTMENT STRATEGIES             common stocks of smaller U.S. companies, and securities that are convertible into such common stocks. The Fund focuses on stocks its Sub-Adviser believes are undervalued,
                                      fundamentally strong and undergoing positive change.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.

                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. The values of the Fund's convertible securities, if any, may be affected by movements in interest rates; if rates rise, the values of convertible securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - are investing for long term goals
                                      - want potential capital appreciation and are willing to
                                      accept the higher risks associated with investing in small cap stocks
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - safety of principal
                                      - a short term investment
                                      - regular income

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                   SMALL CAP FUND


As an investor in the Small
Cap Fund, you will pay the
following fees and
expenses. Shareholder
transaction fees are paid
from your account. Annual
Fund operating expenses
are paid out of Fund
assets, and are reflected
in the share price. If you
purchase shares through a
broker or other investment
representative, including
an affiliate of Pacific
Century, they may charge
you an account-level fee
for additional services
provided to you in
connection with your
investment in the Fund.


CONTINGENT DEFERRED


SALES CHARGE


Class B shares impose a back
end sales charge (load) if
you sell your shares
before a certain period of
time has elapsed. This is
called a Contingent
Deferred Sales Charge
("CDSC").



                                             FEES AND EXPENSES


                                    SHAREHOLDER TRANSACTION EXPENSES
                                    (EXPENSES PAID BY YOU DIRECTLY)     A SHARES   B SHARES
                                    Maximum sales charge (load) on
                                    purchases (as a % of offering
                                    price)                               5.25%(1, 4) None(4)
                                    Maximum deferred sales charge
                                    (load)                                None(2)   5.00%(3)



                                    ANNUAL FUND OPERATING EXPENSES
                                    (FEES PAID FROM FUND ASSETS)        A SHARES   B SHARES
                                    Management fee*                      1.10%      1.10%
                                    Distribution (12b-1) fee             0.75%*     1.00%
                                    Other expenses*                      0.59%      0.59%
                                    Total Fund operating expenses*       2.44%      2.69%



                                    * The Adviser is currently limiting the
                                    Management fee to 1.00%, the Distributor is limiting the 12b-1 fee for Class A shares to 0.25% and the Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.55%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE EXPECTED TO BE 1.80% AND 2.55% FOR CLASS A AND B SHARES, RESPECTIVELY. In addition, the Adviser has agreed to limit expenses so that Total Fund operating expenses will not exceed 2.22% and 2.97% for A and B shares, respectively. These expense limitations may be revised or canceled at any time.



   (1) Lower sales charges are available depending upon the amount invested.



   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.



   (3) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.



   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   RISK/RETURN SUMMARY AND FUND EXPENSES                   SMALL CAP FUND


Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:


  - $10,000 investment in the
    Fund

  - 5% annual return

  - no changes in the Fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.
PERFORMANCE INFORMATION
This is a new Fund for which
   performance information is
   not yet available.


                                             EXPENSE EXAMPLE



                                                                                                     1        3
                                                                                                  YEAR    YEARS
                                                CLASS A SHARES                                    $759   $1,246
                                                CLASS B SHARES
                                                  Assuming redemption                             $772   $1,135
                                                  Assuming no redemption                          $272   $  835



                                    After approximately eight years, Class B shares will automatically convert to Class A shares.

logo
logo
             RISK/RETURN SUMMARY AND FUND EXPENSES   NEW ASIA GROWTH FUND

                            RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Fund invests primarily in common and preferred stocks of
    INVESTMENT STRATEGIES             companies located in the developing countries of Asia (Asian countries other than Japan), and securities that are
                                      convertible into such common stocks. The Fund may invest in these securities directly, or indirectly through other
                                      investment companies or trusts that invest the majority of their assets in the developing countries of Asia. The Fund does not limit its investments to any particular type or
                                      size of company. The Fund focuses on companies whose
                                      earnings the Sub-Adviser expects to grow or whose share
                                      price it believes is undervalued.

    PRINCIPAL INVESTMENT RISKS        Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. In addition, the performance of foreign
                                      securities depends on different political and economic
                                      environments and other overall economic conditions in the
                                      countries where the Fund invests. Emerging country markets involve greater risk and volatility then more developed
                                      markets. The values of the Fund's convertible securities are also affected by interest rates.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want potential capital appreciation and are willing to
                                      accept the higher risks associated with investing in
                                        emerging country stocks
                                      - are investing for long-term goals
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - safety of principal
                                      - regular income
                                      - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                    LOGO

   RISK/RETURN SUMMARY AND FUND EXPENSES             NEW ASIA GROWTH FUND


The two charts on this page
show how the New Asia
Growth Fund has performed
and provides some
indication of the risks of
investing in the Fund by
showing how its performance
has varied from year to
year. The bar chart shows
changes in the Fund's
yearly performance since
its inception to
demonstrate that the Fund
has gained and lost value
at differing times. The
table below it compares the
Fund's performance over
time to the Morgan Stanley
Capital International
(MSCI) Far East Index
(excluding Japan), a widely
recognized index of stock
markets in that region.
Both charts assume
reinvestment of dividends
and distributions. Of
course, past performance
does not indicate how the
Fund will perform in the
future.

                                               PERFORMANCE BAR CHART AND TABLE
                                               YEAR-BY-YEAR TOTAL RETURNS AS OF
                                               12/31
                                               FOR CLASS A SHARES

                             96                              97
                             16.00%                          -24.64%


The bar chart does not reflect the impact of any applicable sales charges. The returns for Class B shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. The table assumes that Class B shareholders redeem all their Fund shares at the end of the period indicated.

                                                 Best quarter:  Q2
                                                 1996                 +8.98%
                                                 Worst quarter: Q4
                                                 1997                -25.01%
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending
                                                      December 31, 1997)**

                                     PERFORMANCE                     SINCE
                                      INCEPTION      PAST YEAR     INCEPTION
                                   -------------------------------------------
 CLASS A
 (with 5.25% sales charge)             2/15/95         -28.60%       -2.95%
                                   -------------------------------------------
 CLASS B*
 (with applicable CDSC)                2/15/95         -27.34%       -2.01%
                                   -------------------------------------------
 MSCI FAR EAST INDEX
 (excluding Japan)                     2/15/95         -45.17%       -7.58%
------------------------------------------------------------------------------



    * Class B shares of the Fund commenced operations on March 2, 1998


   ** For the period January 1, 1998 through September 30, 1998, the aggregate (non-annualized) total returns of Class A shares (with 5.25% sales charge) and Class B shares (with applicable CDSC), were -27.47% and -27.53%, respectively versus -24.09% for the MSCI Far East Index (excluding Japan).

   RISK/RETURN SUMMARY AND FUND EXPENSES             NEW ASIA GROWTH FUND


As an investor in the New
Asia Growth Fund, you will
pay the following fees and
expenses. Shareholder
transaction fees are paid
from your account. Annual
Fund operating expenses
are paid out of Fund
assets, and are reflected
in the share price. If you
purchase shares through a
broker or other investment
representative, including
an affiliate of Pacific
Century, they may charge
you an account-level fee
for additional services
provided to you in
connection with your
investment in the Fund.


CONTINGENT DEFERRED


SALES CHARGE


Class B shares impose a back
end sales charge (load) if
you sell your shares
before a certain period of
time has elapsed. This is
called a Contingent
Deferred Sales Charge
("CDSC").


                                              FEES AND EXPENSES


                                    SHAREHOLDER TRANSACTION EXPENSES
                                    (EXPENSES PAID BY YOU DIRECTLY)     A SHARES   B SHARES
                                    Maximum sales charge (load) on
                                    purchases (as a % of offering
                                    price)                               5.25%(1, 4) None(4)
                                    Maximum deferred sales charge
                                    (load)                                None(2)   5.00%(3)
                                    ANNUAL FUND OPERATING EXPENSES
                                    (FEES PAID FROM FUND ASSETS)        A SHARES   B SHARES
                                    Management fee                       0.90%      0.90%
                                    Distribution (12b-1) fee             0.75%*     1.00%
                                    Other expenses*                      1.28%      1.28%
                                    Total Fund operating expenses*       2.93%      3.18%



                                    * The Distributor is limiting the 12b-1 fee
                                      for Class A shares to 0.25%. The
                                      Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 1.23%. THE ADVISER HAS AGREED TO LIMIT EXPENSES SO THAT TOTAL FUND OPERATING EXPENSES WILL NOT EXCEED 2.22% AND 2.97% FOR CLASS A AND B SHARES, RESPECTIVELY. These expense limitations may be revised or canceled at any time.


   (1) Lower sales charges are available depending upon the amount invested.


   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.



   (3) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.



   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   RISK/RETURN SUMMARY AND FUND EXPENSES             NEW ASIA GROWTH FUND

Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:
  - $10,000 investment in the
    Fund
  - 5% annual return

  - no changes in the Fund's
    operating expenses


Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.



                                              EXPENSE EXAMPLE

                                                                                      1        3        5       10
                                                                                   YEAR    YEARS    YEARS    YEARS
                                                CLASS A SHARES                     $805   $1,384   $1,987   $3,606
                                                CLASS B SHARES
                                                  Assuming redemption              $821   $1,280   $1,864   $3,401
                                                  Assuming no redemption           $321   $  980   $1,664   $3,401


                                    After approximately eight years, Class B shares will automatically convert to Class A shares.

 logo
 logo    Q
             RISK/RETURN SUMMARY AND FUND EXPENSES    INTERNATIONAL STOCK
             FUND

-


                            RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Fund invests primarily in common and preferred stocks of
    INVESTMENT STRATEGIES             foreign companies and securities that are convertible into common stocks. The Fund may invest in these securities
                                      directly, or indirectly through other investment companies or trusts. The Fund does not limit its investments to any
                                      particular type or size of company or to any region of the world. The Fund focuses on companies whose earnings the Sub
                                      Adviser expects to grow or whose share price it believes is undervalued.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. In addition, the performance of foreign
                                      securities depends on different political and economic
                                      environments and other overall economic conditions in the
                                      countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed
                                      markets. The values of the Fund's convertible securities are also affected by interest rates; if rates rise, the values of convertible securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want potential capital appreciation and are willing to
                                      accept the higher risks associated with investing in foreign stocks
                                      - are investing for long-term goals
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - safety of principal
                                      - a short term investment
                                      - regular income

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

  RISK/RETURN SUMMARY AND FUND EXPENSES          INTERNATIONAL STOCK FUND


As an investor in the
International Stock Fund,
you will pay the following
fees and expenses.
Shareholder transaction
fees are paid from your
account. Annual Fund
operating expenses are
paid out of Fund assets,
and are reflected in the
share price. If you
purchase shares through a
broker or other investment
representative, including
an affiliate of Pacific
Century, they may charge
you an account-level fee
for additional services
provided to you in
connection with your
investment in the Fund.


CONTINGENT DEFERRED


SALES CHARGE


Class B shares impose a back
end sales charge (load) if
you sell your shares
before a certain period of
time has elapsed. This is
called a Contingent
Deferred Sales Charge
("CDSC").


                                            FEES AND EXPENSES


                                     SHAREHOLDER TRANSACTION EXPENSES
                                     (EXPENSES PAID BY YOU DIRECTLY)     A SHARES   B SHARES
                                     Maximum sales charge (load) on
                                     purchases (as a % of offering
                                     price)                                5.25%(1,4)  None(4)
                                     Maximum deferred sales charge
                                     (load)                                 None(2)   5.00%(3)
                                     ANNUAL FUND OPERATING EXPENSES
                                     (FEES PAID FROM FUND ASSETS)        A SHARES   B SHARES
                                     Management fee(*)                     1.10%      1.10%
                                     Distribution (12b-1) fee              0.75%(*)   1.00%
                                     Other expenses(*)                     0.97%      0.97%
                                     Total Fund operating expenses(*)      2.82%      3.07%



                                     * The Adviser is currently limiting the
                                     Management fee to 1.00%, the Distributor is limiting the 12b-1 fee for Class A shares to 0.25% and the Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.93%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE EXPECTED TO BE 2.18% AND 2.93% FOR CLASS A AND B SHARES, RESPECTIVELY. In addition, the Adviser has agreed to limit expenses so that Total Fund operating expenses will not exceed 2.22% and 2.97% for A and B shares, respectively. These expense limitations may be revised or canceled at any time.


   (1) Lower sales charges are available depending upon the amount invested.


   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.



   (3) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.



   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   RISK/RETURN SUMMARY AND FUND EXPENSES         INTERNATIONAL STOCK FUND


Use this table to compare fees
and expenses of the Fund with
those of other funds. It
illustrates the amount of
fees and expenses you would
pay assuming the following:


  - $10,000 investment in the
    Fund

  - 5% annual return

  - no changes in the Fund's
    operating expenses


Because this example is
hypothetical and for
comparison only, your actual
costs will be different.



                                            EXPENSE EXAMPLE


                                                                                         1       3
                                                                                        YEAR    YEARS
                                      CLASS A SHARES                                    $795   $1,353
                                      CLASS B SHARES
                                        Assuming redemption                             $810   $1,248
                                        Assuming no redemption                          $310   $  948



                                      After approximately eight years, Class B shares will automatically convert to Class

                                     A shares.

PERFORMANCE INFORMATION
This is a new Fund for which
performance information is
not yet available.

 logo
 logo
             RISK/RETURN SUMMARY AND FUND EXPENSES          BALANCED FUND


                            THIS FUND IS NOT CURRENTLY BEING OFFERED TO THE PUBLIC.



                            RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE              - Current income
                                      - Secondarily, long term capital appreciation

    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of
    INVESTMENT STRATEGIES             common stocks, bonds and securities that are convertible
                                      into common stocks. It invests principally in U.S.
                                      companies. The Fund may invest a significant portion of its assets in medium and smaller-sized companies. By using a
                                      combination of stocks and bonds, which often fluctuate in
                                      different directions, the Fund seeks to provide above
                                      average income, good long term growth and lower volatility than a pure stock portfolio.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's stock investments fluctuate in
                                      response to the activities of individual companies and
                                      general stock market and economic conditions. Stock prices of medium and smaller size companies fluctuate more than
                                      larger more established companies. The values of the Fund's bond investments fluctuate in response to movements in
                                      interest rates. If rates rise, the values of bonds generally fall; the longer the remaining maturity of the bonds, the
                                      greater the fluctuation. The values of the Fund's
                                      convertible securities are also affected by interest rates.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want current income
                                      - want potential capital appreciation and are willing to
                                      accept the higher risks associated with investing in stocks
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                      - safety of principal
                                      - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                          THIS FUND IS NOT CURRENTLY BEING OFFERED TO THE
                          PUBLIC.

                                           FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION EXPENSES
                                                (EXPENSES PAID BY YOU DIRECTLY)     A SHARES   B SHARES
                                                Maximum sales charge (load) on
                                                Purchases (as a % of offering
                                                price)                              4.00%(1,4) None(4)
                                                Maximum deferred sales charge
                                                (load)                              None(2)    5.00%(3)
                                                ANNUAL FUND OPERATING EXPENSES
                                                (FEES PAID FROM FUND ASSETS)        A SHARES   B SHARES
                                                Management fee(*)                    0.80%      0.80%
                                                Distribution (12b-1) fee            0.75%(*)    1.00%
                                                Other expenses(*)                    0.46%      0.46%
                                                Total Fund operating expenses*       2.01%      2.26%



                                     * The Distributor is limiting the 12b-1 fee for Class A shares to 0.25%. The Administrator is waiving a portion of the Administration fee so that Other expenses are expected to be 0.42%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE EXPECTED TO BE 1.47% AND 2.22% FOR CLASS A AND B SHARES, RESPECTIVELY. These expense limitations may be revised or canceled at any time.


As an investor in the
   Balanced Fund, you will
   pay the following fees and
   expenses. Shareholder
   transaction fees are paid
   from your account. Annual
   Fund operating expenses
   are paid out of Fund
   assets, and are reflected
   in the share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of Pacific
   Century, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.


CONTINGENT DEFERRED


SALES CHARGE


Class B shares impose a back
   end sales charge (load) if
   you sell your shares
   before a certain period of
   time has elapsed. This is
   called a Contingent
   Deferred Sales Charge
   ("CDSC").


   (1) Lower sales charges are available depending upon the amount invested.


   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.



   (3) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.



   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND



Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:


  - $10,000 investment in the
    Fund

  - 5% annual return

  - no changes in the Fund's
    operating expenses


Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.




                                            EXPENSE EXAMPLE


                                                                                      1        3        5       10
                                                                                   YEAR    YEARS    YEARS    YEARS
                                                CLASS A SHARES                     $596   $1,005   $1,440   $2,644
                                                CLASS B SHARES
                                                  Assuming redemption              $729   $1,006   $1,410   $2,504
                                                  Assuming no redemption           $229   $  706   $1,210   $2,504



                                     After approximately eight years, Class B shares will automatically convert to Class A shares.

 logo
 logo
             INVESTMENT OBJECTIVES, POLICIES AND RISKS


   GROWTH STOCK FUND



   The Growth Stock Fund seeks to make your investment grow over the long term, and secondarily to provide you with current income.



   Normally, the Fund invests at least 65% of its total assets in a diversified portfolio of common stocks of U.S. and foreign companies with market capitalizations (total market price of outstanding equity securities) greater than $750 million, and in securities that are convertible into such common stocks. It may invest in securities issued by large, well-established companies as well as smaller companies, subject to a minimum market capitalization of $50 million at the time of purchase The Fund focuses on companies whose earnings are growing substantially faster than the average for the U.S. market.



   The Fund can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.


   GROWTH AND INCOME FUND


   The Growth and Income Fund seeks to provide you with current income, and secondarily to make your investment grow over the long term.



   Normally, the Fund invests at least 65% of its total assets in a diversified portfolio of high quality, dividend paying common stocks of U.S. companies with market capitalizations (total market price of outstanding equity securities) greater than $750 million, and securities convertible into such common stocks. The Fund seeks to produce a gross yield that approximates that of the average for companies in the S&P 500. The Fund focuses on companies whose earnings are growing at above average rates in relation to other companies in their industries. However, to a lesser extent it may invest in lower yielding but higher growth-oriented investments to achieve more growth potential.



   The Fund does not limit its investments to any particular type or size of company. It can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.


   VALUE FUND


   The Value Fund seeks to provide you with long term growth, and secondarily current income.



   Normally, the Fund invests primarily in U.S. traded common stocks with market capitalizations (total market price of outstanding equity securities) greater than $750 million, and securities that are convertible into such common stocks (such as warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed-income securities, options and rights). The Fund focuses on middle to large capitalization companies whose cash flow to price ratio exceeds that of their industry average and whose stock price Pacific Century believes is undervalued. The Fund can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.


   SMALL CAP FUND


   The Small Cap Fund seeks to make your investment grow over the long term.



   Normally, the Fund invests at least 65% of its total assets in a diversified portfolio of common stocks of primarily smaller U.S. companies, and in securities that are convertible into such common stocks. The Fund invests primarily in stocks from a universe of U.S. companies with market capitalizations within

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   the range of capitalizations included in the Russell 2000 Value Index at the time of purchase. As of September 30, 1998, the companies in the Russell 2000 Value Index had a market capitalization of up to approximately $1.2 billion. The Fund focuses on stocks its Sub-Adviser believes are undervalued, fundamentally strong and undergoing positive change.



   The Fund can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, including securities issued by larger companies. In addition, it can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.


   NEW ASIA GROWTH FUND


   The New Asia Growth Fund seeks to make your investment grow over the long term.



   Normally, the Fund invests at least 70% of its total assets in common stocks, common stock equivalents (such as preferred or debt securities convertible into common stock), and preferred stocks of companies located in the developing countries of Asia. The Fund invests in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in the developing countries of Asia.



   For these purposes, developing countries of Asia include all countries in Asia other than Japan. This includes but is not limited to Hong Kong, China, India, Indonesia, South Korea, Malaysia, the Philippines, Singapore, Taiwan, Pakistan, Bangladesh, Sri Lanka and Thailand. An issuer is located in a developing Asian country if it is organized under the laws of the country, if it derives 50% or more of its total revenues from business in the country, or if its equity securities are traded principally on a securities exchange in the country.



   The Fund does not limit its investments to any particular type or size of company. It may invest in companies, large or small, whose earnings its investment adviser believe have a relatively strong growth trend, or in companies that it does not anticipate to grow but whose share price it believes is undervalued. In selecting and maintaining a portfolio of investments in any country, the Fund's investment adviser considers the investment instruments traded in the country's stock markets and the upside potential of such markets (including the economic, political and social factors affecting each country and the prospects for improvements in these factors in the short, medium and long term). The Fund does not give important consideration to current income from dividends and interest in selecting portfolio securities.



   The Fund may invest to a lesser degree in debt securities and other instruments if Pacific Century or its Sub-Adviser believes they would help achieve the Fund's objective; up to 10% of its net assets may be invested in debt securities rated below investment grade. The Fund may also invest up to 35% of its total assets in any combination of equity, investment grade debt and convertible securities of issuers located outside the developing countries of Asia, including the United States, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.


   INTERNATIONAL STOCK FUND


   The International Stock Fund seeks to make your investment grow over the long term.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   Normally, the Fund invests at least 65% of its total assets in common stocks, common stock equivalents (such as preferred or debt securities convertible into common stock), and preferred stocks of foreign companies. The Fund invests in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in foreign companies.



   The Fund does not limit its investments to any particular country or type or size of company. It may invest in companies, large or small, whose earnings its investment adviser believe have a relatively strong growth trend, or in companies that it does not anticipate to grow but whose market value per share it believes is undervalued. In selecting and maintaining a portfolio of investments in any country, the Fund's investment adviser considers the investment instruments traded in the country's stock markets and the upside potential of such markets (including the economic, political and social factors affecting each country and the prospects for improvements in these factors in the short, medium and long term).

   The Fund does not give important consideration to current income from dividends and interest in selecting portfolio securities.



   The Fund may invest to a lesser degree in investment grade debt securities and other instruments if Pacific Century or its Sub-Adviser believes they would help achieve the Fund's objective. The Fund may also invest up to 35% of its total assets in any combination of equity, investment grade debt and convertible securities of issuers located in the United States, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.


A  BALANCED FUND


   The Balanced Fund seeks to provide you with current income, and secondarily to make your investment grow over the long term. This Fund is currently not being offered to the public.



   Normally, the Fund invests primarily in common stocks and bonds of U.S. companies, and securities that are convertible into such common stocks (such as warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed-income securities, options and rights). By using a combination of stocks and bonds which often fluctuate in different directions, the Fund seeks to provide above average income, good long term growth and lower volatility than a pure stock portfolio. It invests at least 30% of the value of its total assets in investment grade fixed-income securities that are senior to the issuers' other debt securities. The Fund can also invest in non-convertible preferred stocks and other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.


   The Fund may invest in common stocks of large companies (with market capitalizations of more than $750 million at the time of purchase) as well as medium and smaller sized companies (with market capitalizations of at least $250 million but less than $750 million at the time of purchase). (Market capitalization is the total market price of a company's outstanding equity securities.) It seeks to invest no more than 50% of its total assets in the securities of medium and smaller sized companies. However, the actual percentage may vary according to changes in market conditions and Pacific Century's judgment about how best to achieve the Fund's investment objective.

   The Fund selects common stocks on the basis of companies' strong earnings growth trends, above-average prospects for future earnings growth, and diversification among industries and companies.

                                       29
-

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   In selecting preferred stocks, bonds and convertible securities, it also considers companies' strong earnings and credit records and their ability to provide current income.


   MAIN RISKS
   The value of your investment in any of the Funds will go up and down, which means that you could lose money. You should consider an investment in any of the Funds as a long-term investment.

   STOCKS. The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term high-grade fixed income securities.

   SMALL COMPANIES. Securities of smaller and newer companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also may involve greater risk. Such companies may have limited product lines, markets or financial resources, or may depend on a small group of key managers. Their securities may trade less frequently or in limited volume, or only in the over-the-counter market or on a regional stock exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

   FOREIGN SECURITIES. Investments in foreign securities involve risks that are not typically associated with domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted or payable in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. They also are not generally subject to the same accounting, auditing and financial reporting standards as domestic issuers. Foreign stock markets have different clearance and settlement procedures, and higher brokerage commissions and transaction costs, than U.S. markets. In addition, foreign exchanges, brokers and issuers generally are not supervised or regulated as closely as in the United States. Furthermore, foreign income tax laws may require withholding of interest, gains or dividends. Certain other adverse developments could also occur, such as expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments and the ability to enforce contracts.


   EMERGING MARKETS. The securities markets of developing countries involve greater risks than more developed markets. These securities markets are not as large as U.S. markets, have substantially less trading volume, and have a high concentration of investors and financial intermediaries, resulting in a lack of liquidity and high price volatility.


   Substantial economic uncertainties exist for developing countries. They may have overburdened infrastructures and obsolete financial systems as well as environmental problems. Certain economies depend on exports of primary commodities and are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, the governments of many such countries have a heavy role in regulating and supervising their economies, and their economies are heavily export oriented and dependent on international trade. Certain developing countries are large debtors to commercial banks and foreign governments. Some have experienced substantial and volatile rates of inflation and currency devaluations.

   Substantial social and political uncertainties also exist for many developing countries. These may result from factors such as authoritarian governments; popular unrest associated with demands for improved

                                       30
-

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   political, economic and social conditions; internal insurgencies and hostile relationships with neighboring countries. This instability could impair the financial conditions of issuers or disrupt their financial markets.


   A number of Asian countries are currently experiencing economic difficulties and significant declines in values in their financial markets as a result of the convergence of a number of these social, political and economic factors. The unsettled condition of several Asian financial markets has also affected emerging markets in other countries and regions. These conditions could continue or deteriorate further in the future.

   A variety of other factors may also adversely impact the Funds' investments in countries with emerging securities markets. These include matters such as archaic legal systems; inflation accounting rules that indirectly generate losses or profits; less developed systems for registration, transfer and custody of securities; restrictions on foreign investments in capital markets; limitations on the manner in which the Funds may invest in securities; and limitations on repatriation of income, capital, or the proceeds of sales of securities.

   CONVERTIBLE SECURITIES. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or other issuers. Convertible securities are usually subordinated in right of payment to nonconvertible debt securities of the same issuer, but are senior to common stocks in an issuer's capital structure. Their prices tend to be influenced by changes in interest rates (in the same manner as described below for debt securities) as well as changes in the market value of the common stock into which they can be converted.

   DEBT SECURITIES. The values of the debt securities held by the Funds fluctuate in response to movements in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, the issuers of any of the debt securities held by the Funds may fail to pay interest or principal when due.


   The Funds generally will only acquire bonds that are rated investment grade at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that Pacific Century or its Sub-Adviser determines are comparable. However, obligations with the lowest of these ratings have some speculative characteristics, and changes in economic conditions are more likely to lead to the issuer's weakened capacity to make principal and interest payments than higher rated securities. If the rating of a security decreases after a Fund buys it, or it is no longer rated, Pacific Century or its Sub-Adviser will decide whether the Fund should continue to hold the security.



   The New Asia Growth Fund and International Stock Fund may each invest up to 10% of its net assets in securities rated below investment grade or of comparable quality, commonly referred to as "junk bonds" or "high yield/high risk securities." These investments are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal as required, and generally are less liquid and have greater price volatility than higher rated securities. The Fund may not purchase debt securities that are in default, except that it can invest up to 5% of its total assets in sovereign (government) debt that is in default.



   YEAR 2000 AND THE PACIFIC CAPITAL FUNDS. Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by Pacific Century and the Funds' other service providers do not properly process date-related information for the year 2000 and beyond. The Funds understand that their key service providers are taking steps to address this issue. In


                                       31
-

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   addition, the problem may adversely affect the companies and other issuers in which the Funds invest. For example, they may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. Management of the Funds and Pacific Century will continue to monitor developments relating to this issue.



   EURO INTRODUCTION. The European Union's planned introduction of a single European currency, the Euro, on January 1, 1999 creates certain uncertainties, including whether the payment and operational systems of banks and other financial institutions will be prepared for the change, the legal treatment of certain outstanding financial contracts that refer to existing currencies, and the creation of suitable clearing and settlement payment systems for the new currency. These or other related factors could cause market disruptions before or after the introduction of the Euro. The Trust understands that Pacific Century and other key service providers are taking steps to address Euro-related issues.


   The most recent information about each Fund's portfolio holdings can be found in its annual or semi-annual report. For information about receiving this report, see the back cover.

 logo
 logo    Q
             FUND MANAGEMENT
-

   THE INVESTMENT ADVISER


   Pacific Century Trust, ("Pacific Century"), 111 S. King Street, Honolulu, Hawaii 96813, a division of Bank of Hawaii, is the adviser for the Funds. Pacific Century has managed the financial assets of corporations and institutional investors for more than a century. Pacific Century, formerly known as Hawaiian Trust Company, is among the top 50 trust firms in the United States based on assets under management and oversees more than $14 billion in client assets. The Pacific Century investment management team -- including portfolio managers, financial analysts and economists -- is responsible for over $8 billion of these assets.


   For these advisory services, the Funds paid Pacific Century as follows:


                                                   PERCENTAGE OF
                                              AVERAGE NET ASSETS FOR
                                                YEAR ENDED 7/31/98
                                          ------------------------------
     Growth Stock Fund                                  .80%
                                          ------------------------------
     Growth and Income Fund                             .80%
                                          ------------------------------
     Value Fund                                         N/A
                                          ------------------------------
     Small Cap Fund                                     N/A
                                          ------------------------------
     New Asia Growth Fund                               .75%*
                                          ------------------------------
     International Stock Fund                           N/A
                                          ------------------------------
     Balanced Fund                                      N/A
    ---------------------------------------------------------------------



    * Pacific Capital waived a portion of its fees for the fiscal year. Contractual fees (without waivers) are: Growth Stock Fund, .80%; Growth and Income Fund, .80%; Value Fund, .80%; Small Cap Fund, 1.10%; New Asia Growth Fund, .90%; International Stock Fund, 1.10% and Balanced Fund, .80%.



   THE SUB-ADVISERS
   Nicholas-Applegate Capital Management, 600 W. Broadway, San Diego, California 92101, is the Sub-Adviser to the International Stock Fund and the Small Cap Fund, and provides investment advisory services with respect to management of those Funds' portfolios. Its affiliate, Nicholas-Applegate Capital Management (Hong Kong) LLC ("NACM Hong Kong"), is the Sub-Adviser to the New Asia Growth Fund and provides investment advisory services with respect to management of the foreign component of that Fund's portfolio. Their fees are paid by Pacific Century.



   PORTFOLIO MANAGERS


   Management of the Funds is coordinated by Pacific Century's investment unit, which is staffed with more than 40 people, including seven Chartered Financial Analysts and nine M.B.A.'s. All investment decisions of Pacific Century for the Funds it advises are made by a committee, with individual portfolio managers having day-to-day responsibility for managing the Funds.



   GROWTH STOCK FUND. Roger Khlopin, CFA, serves as a Vice President and Team Leader on the Equity Investment Team at Pacific Century and has been primarily responsible for the day-to-day management of the Fund since 1997. Mr. Khlopin joined Pacific Century in 1992 as a securities analyst and portfolio manager. Prior to joining Pacific Century, Mr. Khlopin served as a broker with Dean Witter from 1990 to 1991, and as a securities analyst with Smith Barney from 1981 to 1989, and Sanford C. Bernstein & Company from 1980 to 1981.


                                       33
-

   FUND MANAGEMENT


   THE INVESTMENT ADVISER


   CONTINUED



   GROWTH AND INCOME FUND. Clyde Powers, CFA, serves as a Vice President and Team Leader on the Equity Investment Team at Pacific Century and has been primarily responsible for the management of the Fund since 1997. Mr. Powers has 26 years of experience managing growth funds and growth oriented portfolios for institutional investors. Prior to joining Pacific Century in 1997, Mr. Powers served as a portfolio manager for Amcore Investment Group from 1995 to 1997, and as Managing Director -- Investment Operations for Union Capital Advisors from 1984 to 1995.



   VALUE FUND. A team of Dave Zerfoss, CFA, Scott Takemoto, CFA and Derwin Osada is responsible for the day-to-day management of the Fund. Mr. Zerfoss serves as Vice President and Manager on the Equity Investment Team at Pacific Century. Prior to joining Pacific Century in 1969, Mr. Zerfoss served as a portfolio manager with First National Bank of Chicago. Mr. Takemoto serves as Vice President on the Equity Investment Team at Pacific Century. Mr. Takemoto has served as a sector analyst and Senior Portfolio Manager with Pacific Century from 1992 to the present. Mr. Osada has served as a Portfolio Manager with Pacific Century from 1994 to the present.



   SMALL CAP FUND. A team headed by Catherine Somhegyi, Larry Speidell, Mark Stuckelman and John Kane is responsible for the day-to-day management of the Fund. Ms. Somhegyi, a Partner of Nicholas-Applegate Capital Management, is its Chief Investment Officer for Global Equity Management and has managed assets for clients of the firm since 1987. Mr. Speidell, a Partner of Nicholas-Applegate Capital Management, has been Director of Global/Systematic Portfolio Management and Research since 1994; he has 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company. Mr. Stuckelman is a Portfolio Manager in the systematic equity group. Prior to joining Nicholas-Applegate in 1995, Mr. Stuckelman was a senior quantitative analyst with Wells Fargo Bank's Investment Management Group and responsible for the management of risk-controlled equity portfolios at Fidelity Management Trust Co. In addition, he was a senior consultant with BARRA. He has seven years of investment experience. Mr. Kane, a Partner of Nicholas-Applegate Capital Management, is the team leader of its systematic domestic equity group. Prior to joining the firm in 1994, he directed the investment group at ARCO Investment Management Company. He has 29 years of economic and investment experience.



   NEW ASIA GROWTH FUND. Tim Greaton, Senior Portfolio Manager of NACM Hong Kong, has been primarily responsible for the day-to-day management of the Fund since 1995. Mr. Greaton joined NACM Hong Kong in 1997. Prior to joining NACM Hong Kong, Mr. Greaton served as Senior Portfolio Manager of Credit Lyonnais International Asset Management (HK) Limited from 1992 to 1997.



   INTERNATIONAL STOCK FUND. A team headed by Catherine Somhegyi, Larry Speidell Loretta Morris, Alexander Muromcew, Melisa Grigolite and John Tribolet is responsible for the day-to-day management of the Fund. Ms. Somhegyi, a Partner of Nicholas-Applegate Capital Management, is its Chief Investment Officer for Global Equity Management and has managed assets for clients of the firm since 1987. Mr. Speidell, a Partner of Nicholas-Applegate Capital Management, has been Director of Global/Systematic Portfolio Management and Research since 1994; he has 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company. Ms. Morris, a Partner of Nicholas-Applegate Capital Management, focuses on the management of


                                       34
-

   FUND MANAGEMENT


   international and global portfolios. She has managed assets for clients of the firm since 1990 and has 18 years investment experience. Mr. Muromcew is a Portfolio Manager on the Global/Systematic International team. Prior to joining Nicholas-Applegate in 1996, Mr. Muromcew was an analyst with Teton Partners, L.P., Emerging Markets Investors Corp. and Jardine Fleming Securities. He has eight years of investment experience. Ms. Grigolite is a Portfolio Manager responsible for international and global portfolio management and research. She joined the firm in 1991 and has seven years investment experience. Mr. Tribolet is a Portfolio Manager responsible for portfolio management and research for international portfolios. Mr. Tribolet joined the firm in 1997 and has four years prior investment banking experience with Paine Webber and Kemper Securities. He has six years of investment experience.



   BALANCED FUND. The Balanced Fund has not commenced operations as of the date of this prospectus.



   The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.



   THE DISTRIBUTOR AND ADMINISTRATOR



   BISYS Fund Services ("BISYS") is the Funds' distributor and BISYS Fund Services Ohio, Inc. is the Funds' administrator. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219.

logo
logo    Q
             SHAREHOLDER INFORMATION


   PRICING OF FUND SHARES




   ---------------------------

   HOW NAV IS CALCULATED


   NAV is calculated by adding
   the total value of a Fund's
   investments and other
   assets attributable to
   Class A or B shares,
   subtracting its liabilities
   attributable to Class A or
   B shares, and then dividing
   that figure by the number
   of outstanding Class A or B
   shares of the Fund:


              NAV =


   Total Assets - Liabilities


  ------------------------------------------------------------------------------

        Number of Shares


           Outstanding


   Locate your Fund's NAV
   daily in The Wall Street
   Journal and other
   newspapers or call
   800-258-9232 for
   information.


   ---------------------------

The price of each Fund's shares is based on its per share net asset value
                                          ("NAV"). The NAV for Class A and B
                                          shares of each Fund is determined and
                                          its shares are priced at the close of
                                          regular trading on the New York Stock
                                          Exchange (normally at 4 p.m. Eastern
                                          time) on days the Exchange is open.
                                          Your order will be priced at the next
                                          NAV calculated after your order is
                                          accepted by the Fund (plus any
                                          applicable sales charge).


The Fund's securities are valued at current market prices except for debt obligations with remaining maturities
                                          of 60 days or less (which are valued
                                          at amortized cost). If market
                                          quotations are not available,
                                          securities will be valued by a method
                                          that the Board of Trustees believes
                                          accurately reflects fair value.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES


You can purchase Funds
through the Pacific
Capital Funds'
Distributor or through
brokers and other
investment
representatives,
including an affiliate
of Pacific Century,
which may charge
additional fees and may
require higher minimum
investments or impose
other limitations on
buying and selling
shares. If you purchase
shares through an
investment
representative, it is
responsible for
transmitting orders to
the Distributor by the
Fund's close of business
and may have an earlier
cut-off time for
purchase and sale
requests. Consult your
investment
representative or
institution for specific
information.




                                                      MINIMUM INVESTMENTS    INITIAL INVESTMENT    SUBSEQUENT
                                                   Regular
                                                   (non-retirement)                      $1,000           $50
                                                   ----------------------------------------------------------
                                                   Retirement (IRA)                        $250           $50
                                                   ----------------------------------------------------------
                                                   Auto Invest Plan                        $100           $50


                                     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

                                     A Fund may waive its minimum purchase
                                     requirement, and the Distributor may reject a purchase order, if the Distributor decides this is in the best interest of the Fund's shareholders. The Funds reserve the right to suspend or modify the continuous offering of their shares.


   -----------------------------------------------------------------------------

   AVOID 31% TAX WITHHOLDING


   A Fund must withhold 31% of your taxable dividends, capital gains distributions and redemptions if you have not provided the Fund your taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.

   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED
   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT


   BY REGULAR MAIL

   Initial Investment:


   If purchasing through your financial advisor or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases follow the instructions below.



   1. Carefully read, complete and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.



   2. Make check, bank draft or money order payable to "Pacific Capital Funds" and include the name of the appropriate Fund(s) on the check.


   3. Mail to: Pacific Capital Funds, PO Box 182130, Columbus, OH 43218-2130

   Subsequent Investments:

   1. Use the investment slip attached to your account statement.
      Or, if unavailable,
   2. Include the following information on a piece of paper:
      - Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number

      Include your account number on your check.


   3. Mail investment slip and check to: Pacific Capital Funds, PO Box 182130, Columbus, OH 43218-2130


   BY OVERNIGHT SERVICE

   See instructions 1-2 above.

   3. Send to: Pacific Capital Funds,
      c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.


   BY ELECTRONIC PURCHASE


   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your bank or broker may charge for this service.


   Establish the electronic purchase option on your account application or call 800-258-9232. Your account can generally be set up for electronic purchases within 15 days.


   Call 800-258-9232 to arrange a transfer from your bank account.

ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an
                                                      electronic purchase or
                                                      sale, the transaction is
                                                      made through the
                                                      Automated Clearing House
                                                      (ACH), which may take up
                                                      to eight days to clear.
                                                      There is generally no fee
                                                      for ACH transactions.


                                                               QUESTIONS?
                                                          Call 800-258-9232 or
                                                                  your
                                                               investment
                                                            representative.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED


   BY WIRE TRANSFER




   Please call 800-258-9232 for a confirmation number and instructions for returning your completed application. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:
   Instruct your bank to wire transfer your investment to:

   Huntington National Bank


   Routing Number: ABA #044000024


   DDA #01891797644


   Include:
   Your name

   Your confirmation number, your account number and the name of the Fund.


   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 800-258-9232 TO TELL US THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.


   AUTO INVEST PLAN



   You can make automatic investments in the Funds from your bank account, through payroll deduction, or from your federal employment, social security or other regular government checks. Automatic investments can be as little as $50, once you've invested the $100 minimum required to open the account.



   To invest regularly from your bank account:



   1) Complete the Auto Invest Plan portion of your Account Application. Make sure you note:


      J your bank name, address, and account number


      J the amount you want to invest automatically (minimum $50)


      J how often you want to invest (monthly or quarterly)



   2) Attach a voided personal check.



   To invest regularly from your pay check or government check:


   Call 800-258-9232 for an enrollment form.



   The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice. The Funds also reserve the right to reject any purchase or to suspend or modify the continuous offering of their shares.

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
   You can sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is
   received by the Fund or
   your investment
   representative. Normally
   you will receive your
   proceeds within a week
   after your request is
   received.
                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

                                  CONTINGENT DEFERRED SALES CHARGE

                                  When you sell Class B shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. (You will also pay a fee for Class A shares sold within one year of a purchase of $1 million or more.) These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.



   If selling shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.



   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)



   Call 800-258-9232 with instructions as to how you want to receive your funds (mail, wire, electronic transfer). See "General Policies on Selling Shares" below.



   BY MAIL (SEE "GENERAL POLICIES ON SELLING SHARES -- REDEMPTIONS IN WRITING REQUIRED" BELOW.)



     1. Call 800-258-9232 to request redemption forms, or write a letter of instruction indicating:

        - your Fund and account number
        - amount you want to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: Pacific Capital Funds, PO Box 182130, Columbus, OH 43218-2130


   BY OVERNIGHT SERVICE



     1. See instruction 1 above.



     2. Send to: Pacific Capital Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES
   CONTINUED


   WIRE TRANSFER



   You must select this option on your account application


   The Fund may charge a wire transfer fee. Note: Your financial institution may also charge a separate fee.


   Call 800-258-9232 to request a wire transfer. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.



   ELECTRONIC REDEMPTIONS


   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.
   Note: Your bank may charge for this service.

   Call 800-258-9232 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds will normally be credited within 8 days. Otherwise, it will normally take up to 9 days.


   AUTO WITHDRAWAL PLAN


   You can receive automatic payments from your Class A shares account on a monthly or quarterly basis. The minimum withdrawal is $100. To activate this feature:


     - Make sure you've checked the appropriate box on the account application. Or call 800-258-9232.

     - Include a voided personal check.
     - Your account must have a value of $5,000 or more to start withdrawals.
     - If the value of your account falls below $1,000, you may be asked to invest more to bring the account back to $1,000, or we may close your account and mail the proceeds to you.

                                                               QUESTIONS?

                                                          Call 800-258-9232 or
                                                                  your

                                                               investment
                                                            representative.

   SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN
   WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. All requests for redemptions from individual retirement accounts ("IRAs") must be in writing.

   2. Redemption requests require a signature guarantee when:
     - You ask us to make the check payable to someone who is not the owner of the account
     - You ask us to mail the check to an address that is not the address on your account
     - You ask us to wire the proceeds to a commercial bank account that is not designated on your account application
     - The redemption proceeds exceed $50,000

   You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


   TELEPHONE REDEMPTIONS



   The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Because of these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Funds, the Transfer Agent, Pacific Century and/or the Distributor may be liable for losses due to unauthorized transactions.



   At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.


   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT


   When you have made an investment by check, you cannot receive any portion of the redemption proceeds on the same investment until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.


   REFUSAL OF REDEMPTION REQUEST


   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission ("SEC") in order to protect remaining shareholders.


   REDEMPTION IN KIND


   We reserve the right to make your redemption payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If we deem it advisable for the benefit of all shareholders, you will receive securities equal in market value to your redemption price, net of any CDSC. When you convert these securities to cash, you will pay brokerage charges.

   SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   CLOSING OF SMALL ACCOUNTS


   If your account falls below $250, we may ask you to increase your balance to the minimum investment amount. If it is still below $250 after 60 days, we may close your account and send you the proceeds at the current NAV.


   UNDELIVERABLE REDEMPTION CHECKS


   If you choose to receive distributions in cash and distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund. No interest is paid during the time the check is outstanding.


                                                               QUESTIONS?

                                                          Call 800-258-9232 or
                                                                  your
                                                              investment
                                                            representative.

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES



   This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges. Certain qualified institutional buyers are eligible to purchase Class Y shares of the Funds. Class Y shares are offered by another prospectus which is available by calling 800-258-9232.



     TYPES OF CHARGES                     CLASS A                               CLASS B
     Sales Charge (Load)                  Front-end sales charge (at the        No front-end sales charge. You may
                                          time of your purchase); reduced       incur a contingent deferred sales
                                          sales charges are available.(1)       charge on shares redeemed within
                                                                                six years after purchase; shares
                                                                                automatically convert to Class A
                                                                                shares after 8 years.
     Distribution (12b-1) Fees            Subject to annual distribution        Subject to annual distribution
                                          fees of up to .75% of the Fund's      fees of up to 1.00% of the Fund's
                                          net assets.                           net assets.
     Fund Expenses                        Lower annual expenses then Class B    Higher annual expenses than Class
                                          shares.                               A shares.



   (1) You may incur a contingent deferred sales charge on shares sold within one year of a purchase of $1 million or more.


   SHAREHOLDER INFORMATION

                                       44
-

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES


   CONTINUED



   CALCULATION OF SALES CHARGE


   CLASS A SHARES



   The Distributor sells Class A shares at their public offering price. This price includes the initial sales charge. Therefore, part of the money you pay for shares will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.


   The current sales charge rates and commissions paid to investment representatives are as follows:


   FOR ALL FUNDS EXCEPT THE SMALL CAP FUND, NEW ASIA GROWTH FUND AND INTERNATIONAL STOCK FUND



                                        SALES CHARGE     SALES CHARGE     DEALER PAYMENT
                   YOUR                  AS A % OF         AS A % OF        AS A % OF
                INVESTMENT             OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE
      Up to $25,000                        4.00%             4.17%            3.60%
      ----------------------------------------------------------------------------------
      $25,000 up to $50,000                3.75%             3.90%            3.38%
      ----------------------------------------------------------------------------------
      $50,000 up to $100,000               3.50%             3.63%            3.15%
      ----------------------------------------------------------------------------------
      $100,000 up to $250,000              3.25%             3.36%            2.93%
      ----------------------------------------------------------------------------------
      $250,000 up to $500,000              3.00%             3.09%            2.70%
      ----------------------------------------------------------------------------------
      $500,000 up to $1,000,000            2.50%             2.56%            2.25%
      ----------------------------------------------------------------------------------
      $1,000,000 and above(1)              0.00%             0.00%            0.00%



   (1) You will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first year after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES


   CONTINUED



   FOR THE SMALL CAP FUND, NEW ASIA GROWTH FUND AND INTERNATIONAL STOCK FUND



                                        SALES CHARGE     SALES CHARGE     DEALER PAYMENT
                   YOUR                  AS A % OF         AS A % OF        AS A % OF
                INVESTMENT             OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE
      Up to $25,000                        5.25%             5.54%            4.73%
      ----------------------------------------------------------------------------------
      $25,000 up to $50,000                4.75%             4.99%            4.28%
      ----------------------------------------------------------------------------------
      $50,000 up to $100,000               4.25%             4.44%            3.83%
      ----------------------------------------------------------------------------------
      $100,000 up to $250,000              3.75%             3.90%            3.38%
      ----------------------------------------------------------------------------------
      $250,000 up to $500,000              3.25%             3.36%            2.93%
      ----------------------------------------------------------------------------------
      $500,000 up to $1,000,000            2.75%             2.83%            2.48%
      ----------------------------------------------------------------------------------
      $1,000,000 and above(1)              0.00%             0.00%            0.00%


   (1) You will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first year after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.

   The Distributor pays securities dealers from its own resources up to 1.00% of the offering price of Class A shares of the Funds for individual sales of $1 million to $5 million and 0.50% of the offering price of Class A shares of the Funds for individual sales over $5 million.


   The Distributor reserves the right to pay the entire sales charge to dealers. In addition to the compensation paid to investment representatives, the Distributor may provide promotional incentives in the form of travel expenses, lodging and bonuses to licensed individuals who sell shares of the Funds, as well as vacation trips (including lodging at luxury resorts), tickets to entertainment events and merchandise. In some instances, the Distributor will make this compensation available only to certain dealers whose representatives have sold a significant amount of such shares. None of the Funds or their shareholders pay this promotional compensation.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES


   CONTINUED



CALCULATION OF SALES CHARGES
   CLASS B SHARES


The Distributor sells Class B
   shares at NAV, without any
   up-front sales charge.
   Therefore, all the money you
   invest is used to purchase
   Fund shares. However, if you
   sell your Class B shares of
   the Fund before the sixth
   anniversary of purchase, you
   will have to pay a contingent
   deferred sales charge at the
   time of sale. The CDSC will be
   based on the lower of the NAV
   at the time of purchase or the
   NAV at the time of sale
   according to the schedule to
   the right. There is no CDSC on
   reinvested dividends or
   distributions. Imposition of
   the CDSC and the distribution
   fee on Class B shares is
   limited by the NASD
   asset-based sales charge rule.



                                                                    YEARS          CDSC AS A % OF
                                                                    SINCE           DOLLAR AMOUNT
                                                                  PURCHASE        SUBJECT TO CHARGE
                                                                     0-1                5.00%
                                                                     1-2                4.00%
                                                                     2-3                3.00%
                                                                     3-4                3.00%
                                                                     4-5                2.00%
                                                                     5-6                1.00%
                                                                 more than 6            None



   If you sell some but not all of your Class B shares, we will first redeem certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) followed by shares subject to the lowest CDSC (typically shares you have held for the longest time).
   CONVERSION FEATURE -- CLASS B SHARES
    - Your Class B shares automatically convert to Class A shares of the same Fund eight years after the end of the month of purchase. The dollar value of Class A shares you receive will equal the dollar value of the B shares converted.
    - After conversion, your shares will be subject to the lower distribution fees charged on Class A shares, which will increase your investment return.
    - You will not pay any sales charge, fees or taxes when your shares convert.
    - If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, we will calculate your holding period from the time of your original purchase of Class B shares.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE
   REDUCTIONS
   You may qualify for reduced sales charges under the following circumstances.


    - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 3% of the total amount you intend to purchase with your letter of intent.


    - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.


    - COMBINATION PRIVILEGE. You can combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to reduce sales charges. Reduced prices are also available for investors who are members of certain qualified groups.


   SALES CHARGE WAIVERS
   CLASS A SHARES

   The following qualify for waivers of sales charges:


    - Current and retired trustees, directors, employees, and family members of the Trust, Pacific Century and its affiliates or any other organization that provides services to the Trust.


    - Investors for whom Pacific Century or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (except those investors for whom Pacific Century Investment Services provides custodial services).

    - Investors who purchase shares of a Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan which by its terms permits purchases of shares.

    - Other investment companies distributed by the Distributor.

    - Investors who purchase shares with the proceeds from the recent redemption of shares of any non-money market mutual fund with a front-end or back-end sales charge of equal or greater value.

     REINSTATEMENT PRIVILEGE

     If you have sold Class A or B shares of a Fund and decide to reinvest in the same Fund within a 120 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 120 days of the date your instructions to sell were processed.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B SHARES

   The Distributor will waive the CDSC under certain circumstances, including the following:

    - If the redemption follows the death or disability of a shareholder (or both shareholders in the case of joint accounts).

    - If the redemption is made under an automatic withdrawal plan after the participant reaches age 59 1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request).

    - If the redemption represents the minimum required distribution from a retirement plan.

    - If the shares being redeemed were purchased with reinvested dividends and distributions.

   DISTRIBUTION (12B-1) FEES


   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than paying other types of sales charges.


    - The 12b-1 fees paid by a Fund vary by share class as follows:


      1. Class A shares pay a 12b-1 fee of up to .75% of the average daily net assets of the Fund.



      2. Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.


    - The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help the Distributor cover the cost of advancing brokerage commissions to investment representatives.

    - The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.


   Until further notice, the Distributor voluntarily intends to waive a portion of its 12b-1 fee, so that the fee payable by each Fund will not exceed .25% of the average daily net asset value attributable to the Fund's Class A shares on an annual basis.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES


   You can exchange your
   shares in one Fund for
   shares of the same class of
   another Fund, usually
   without paying additional
   sales charges (see "Notes"
   below). Class A
   shareholders may also
   exchange their shares for
   service class shares of
   other investment companies
   for which Pacific Century
   serves as investment
   adviser. These are the
   Pacific Capital Cash Assets
   Trust, the Pacific Capital
   Tax-Free Cash Assets Trust
   and the Pacific Capital
   U.S. Government Securities
   Cash Assets Trust. No
   transaction fees are
   charged for exchanges.


   You must meet the minimum
   investment requirements for
   the Fund into which you are

   exchanging.


Exchanges from one Fund to another are taxable. You can make exchanges by sending a written request to Pacific Capital Funds, PO Box 182130, Columbus OH 43218-2130, or by calling 800-258-9232. Please provide the following information:


  - Your name and telephone number


  - The exact name on your account and account number


  - Taxpayer identification number (usually your social security number)


  - Dollar value or number of shares you are exchanging


  - The name of the Fund from which the exchange is to be made


  - The name of the Fund into which the exchange is being made

See "Selling Your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds due to market timing strategies, exchange activity may be limited to four substantive exchanges within one calendar year period. A Fund may also refuse any exchange order.


   NOTES ON EXCHANGES

     - When exchanging from a Fund
       that has no sales charge or a
       lower sales charge to a fund
       with a higher sales charge,
       you will pay the difference.


     - The registration and tax
       identification numbers of the
       two accounts must be
       identical.


     - The Exchange Privilege may be
       changed or eliminated at any
       time after a 60-day notice to
       shareholders.


     - Be sure to read carefully the
       Prospectus of any Fund or
       other investment company into
       which you wish to exchange
       shares.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES



   DIVIDENDS AND DISTRIBUTIONS


   Any income the Funds receive in the form of dividends is paid out, less expenses, to its shareholders monthly, except for the New Asia Growth Fund, Small Cap Fund and International Stock Fund, which pay out their dividends quarterly. Net capital gains for all Funds are distributed to shareholders annually. Dividends payable on Class A shares of a Fund are more than on Class B shares because Class B shares have higher distribution expenses.



   We automatically reinvest all income dividends and capital gains distributions on Fund shares in additional shares of the same Fund and Class on the ex-dividend date unless you request otherwise in writing to the Transfer Agent (at least 15 days prior to the distribution). The Distributor does not charge any fees or sales charges on reinvestments. You may elect to receive your dividends/distributions in cash either by check sent to your address or by wire to your bank account.



   The value of your shares will be reduced by the amount of dividends and distributions. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.



   TAXES



   Dividends are taxable as ordinary income. Taxes on capital gains distributed by the Funds vary with the length of time the Fund has held the security -- not how long you have been invested in the Fund.


   Dividends generally are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or in additional shares.

   You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.


   An exchange of shares is considered a sale, and any related gains may be subject to federal and state taxes.


   Foreign shareholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.


   The Funds may incur foreign income taxes in connection with some of their foreign investments. Certain of these taxes may be credited to shareholders.



   HAWAII TAX INFORMATION


   Dividends and distributions made by the Funds to Hawaii residents will generally be treated for Hawaii income tax purposes in the same manner as they are treated for federal income tax purposes.

   If you are not a Hawaii resident you should not be subject to Hawaii income taxation on dividends and distributions made by the Funds, but you will be subject to taxes of other states and localities.

logo
logo    Q
             OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS



   The Financial Highlights in the following table set forth certain financial data and investment results of the Growth Stock Fund, Growth and Income Fund and New Asia Growth Fund since the commencement of operations of these Funds, and are expressed in one share of each Fund outstanding throughout the relevant period. The Financial Highlights are derived from the financial statements of Pacific Capital Funds which have been audited by Ernst & Young LLP, independent auditors. The Financial Highlights should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information. The Funds' annual report contains additional performance information relating to the Funds and is available upon request, without charge.

   OTHER INFORMATION ABOUT THE FUNDS                    GROWTH STOCK FUND
\\

   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                FOR THE             FOR THE         FOR THE         FOR THE      NOVEMBER 1,
                                              YEAR ENDED          YEAR ENDED      YEAR ENDED      YEAR ENDED       1993 TO
                                             JULY 31, 1998       JULY 31, 1997   JULY 31, 1996   JULY 31, 1995    JULY 31,
                                         A CLASS    B CLASS(F)      A CLASS         A CLASS       A CLASS(B)       1994(A)
  NET ASSET VALUE, BEGINNING OF PERIOD   $  17.43    $ 16.36        $ 11.89         $ 11.71         $  9.83       $  10.00
  --------------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income (loss)            (0.04)     (0.05)          0.03            0.07            0.12           0.07
    Net realized and unrealized gain
      (loss) from investments                2.99       1.41           5.55            0.89            1.87          (0.18)
  --------------------------------------------------------------------------------------------------------------------------
      Total from Investment Activities       2.95       1.36           5.58            0.96            1.99          (0.11)
  --------------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
    Net investment income                      --         --          (0.03)          (0.07)          (0.11)         (0.06)
    In excess of net investment income      (0.01)        --          (0.01)             --              --             --
    Net realized gains                      (2.62)        --             --           (0.22)             --             --
    In excess of net realized gains            --         --             --           (0.49)             --             --
  --------------------------------------------------------------------------------------------------------------------------
      Total Distributions                   (2.63)        --          (0.04)          (0.78)          (0.11)         (0.06)
  --------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD         $  17.75    $ 17.72        $ 17.43         $ 11.89         $ 11.71       $   9.83
  --------------------------------------------------------------------------------------------------------------------------
      Total Return (excludes sales
        charge)                             19.58%      8.31%(d)      47.02%           8.25%          20.43%          (1.05)%(d)
  ANNUALIZED RATIOS/ SUPPLEMENTARY
    DATA:
    Net Assets at end of period (000)    $ 13,777    $ 1,459        $ 9,742         $ 5,261         $ 3,905       $ 56,121
    Ratio of expenses to average net
      assets                                 1.32%      2.07%(c)       1.32%           1.34%           1.36%          1.41%(c)
    Ratio of net investment income to
      average net assets                    (0.30)%     (1.31)%(c)        0.16%        0.60%           1.12%          0.98%(c)
    Ratio of expenses to average net
      assets*                                1.86%      2.11%(c)       1.86%           1.88%           1.98%          2.31%(c)
    Ratio of net investment income to
      average net assets*                   (0.84)%     (1.35)%(c)       (0.38)%        0.06%          0.50%          0.07%(c)
    Portfolio Turnover (e)                  97.03%     97.03%         32.20%          61.30%          32.40%         25.89%



    * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.



   (a) Period from commencement of operations.



   (b) The Financial Highlights presented for the A Class reflects operations and distributions for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 combined with the operations and distributions of the A Class only for the period from October 14, 1994 through July 31, 1995.



   (c) Annualized.



   (d) Not annualized.



   (e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.


   (f) Period from commencement of operations on March 2, 1998.



                                       53
-

   OTHER INFORMATION ABOUT THE FUNDS               GROWTH AND INCOME FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                 FOR THE             FOR THE          FOR THE       OCTOBER 14, 1994
                                                YEAR ENDED          YEAR ENDED       YEAR ENDED            TO
                                              JULY 31, 1998       JULY 31, 1997    JULY 31, 1996    JULY 31, 1995(A)
                                           A CLASS   B CLASS(E)      A CLASS          A CLASS            A CLASS
    NET ASSET VALUE,
      BEGINNING OF PERIOD                  $17.25      $17.58         $12.32           $11.44            $10.00
    -----------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                  0.03       (0.02)          0.08             0.16              0.17
      Net realized and unrealized gain
        from investments                     3.01        1.12           5.57             1.19              1.44
    -----------------------------------------------------------------------------------------------------------------
        Total from Investment Activities     3.04        1.10           5.65             1.35              1.61
    -----------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                 (0.04)         --          (0.08)           (0.15)            (0.17)
      In excess of net investment income                   --          (0.01)           (0.01)               --
      Net realized gains                    (1.53)         --          (0.63)           (0.31)               --
    -----------------------------------------------------------------------------------------------------------------
        Total Distributions                 (1.57)         --          (0.72)           (0.47)            (0.17)
    -----------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE,
      END OF PERIOD                        $18.72      $18.68         $17.25           $12.32            $11.44
    -----------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                           19.10%(b)      6.27%(b)       47.59%       11.96%            16.35%(b)
    ANNUALIZED RATIOS/ SUPPLEMENTARY
      DATA:
      Net Assets at end of period (000)    $6,730      $2,184         $3,726           $1,160            $  328
      Ratio of expenses to average net
        assets                               1.33%       2.08%(c)        1.32%           1.37%             1.40%(c)
      Ratio of net investment income to
        average net assets                   0.13%      (0.73)%(c)        0.48%          1.03%             2.08%(c)
      Ratio of expenses to average net
        assets*                              1.87%       2.12%(c)        1.86%           1.91%             1.99%(c)
      Ratio of net investment income to
        average net assets*                 (0.41)%      (0.77)%(c)       (0.06)%         0.49%            1.49%
      Portfolio Turnover(d)                 75.92%      75.92%         74.83%           80.83%            12.78%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a) Period from commencement of operations.



   (b) Not Annualized.



   (c) Annualized.



   (d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.



   (e) Period from commencement of operations on March 2, 1998.



                                       54
-

   OTHER INFORMATION ABOUT THE FUNDS                 NEW ASIA GROWTH FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                 FOR THE             FOR THE         FOR THE      FEBRUARY 15, 1995
                                                YEAR ENDED         YEAR ENDED      YEAR ENDED        TO JULY 31,
                                              JULY 31, 1998       JULY 31, 1997   JULY 31, 1996        1995(A)
                                           A CLASS   B CLASS(E)      A CLASS         A CLASS           A CLASS
    NET ASSET VALUE, BEGINNING OF PERIOD   $13.89     $  9.09        $11.11          $11.21            $10.00
    ---------------------------------------------------------------------------------------------------------------
    Investment Activities
      Net investment income (loss)           0.09        0.04          0.03           (0.02)             0.02
      Net realized and unrealized gain
        (loss) from investments             (6.59)      (2.79)         2.88            0.20              1.19
    ---------------------------------------------------------------------------------------------------------------
        Total from Investment Activities    (6.50)      (2.75)         2.91            0.18              1.21
    ---------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                    --          --         (0.01)             --                --
      In excess of net investment income       --          --            --           (0.02)               --
      Net realized gains                    (1.04)         --         (0.12)          (0.26)               --
    ---------------------------------------------------------------------------------------------------------------
        Total Distributions                 (1.04)         --         (0.13)          (0.28)               --
    ---------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 6.35     $  6.34        $13.89          $11.11            $11.21
    ---------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                          (48.84)%    (30.25)%(b)       26.31%       1.71%            12.10%(b)
    ANNUALIZED RATIOS/ SUPPLEMENTAL DATA:
      Net Assets at end of period (000)    $1,614     $    66        $3,459          $1,990            $  330
      Ratio of expenses to average net
        assets                               2.18%       2.89%(c)      1.98%           2.22%             2.24%(c)
      Ratio of net investment income
        (loss) to average net assets         0.98%       1.70%(c)      0.20%          (0.28)%                  0.80%(c)
      Ratio of expenses to average net
        assets*                              2.86%       3.35%(c)      2.58%           3.58%             3.51%(c)
      Ratio of net investment income
        (loss) to average net assets*        0.30%       1.24%(c)     (0.40)%           (1.64)%               (0.47)%(c)
      Portfolio Turnover(d)                129.77%     129.77%       134.89%          86.53%            55.62%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a) Period from commencement of operations.



   (b) Not Annualized.



   (c) Annualized.



   (d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.



   (e) Period from commencement of operations on March 2, 1998.



                                       55
-

APPLICATION FOR PACIFIC CAPITAL FUNDS
PLEASE COMPLETE STEPS 1 THROUGH 5 AND MAIL TO:
PACIFIC CAPITAL FUNDS
P.O. BOX 182130, COLUMBUS, OH 43218-2130
1-800-258-9232                                             PACIFIC CAPITAL FUNDS

--------------------------------------------------------------------------------
  STEP 1  ACCOUNT REGISTRATION   PLEASE TYPE OR PRINT NAME EXACTLY AS ACCOUNT IS
TO BE REGISTERED
  A. REGISTRATION


[ ]
        Individual      1.    ----------------------------------------------------------------------------------------------
                              First Name              Middle Initial              Last Name              Social Security
                              Number

[ ]
        Joint Account*  2.    ----------------------------------------------------------------------------------------------
        (Use lines 1          First Name              Middle Initial              Last Name              Social Security
                              Number
        and 2)                      *JOINT ACCOUNTS WILL BE TENANTS WITH RIGHTS OF SURVIVORSHIP UNLESS OTHERWISE SPECIFIED.

[ ]     For a Minor     3.    --------------------------------------------- Under the --------- Uniform Gifts/Transfers to Minors
                              Act
        (Only one             Custodian's First Name     Middle Initial     Last
        custodian             Name               State
        and one minor         Custodian For ----------------------------------------------------------------------------------
        are                   Minor's First Name        Middle Initial        Last Name        Minor's Social Security No.
        permitted.)

[ ]     For Trust,      4.    ----------------------------------------------------------------------------------------------
        Corporation,          (Name of Corporation or Partnership; PLEASE INDICATE TYPE OF ORGANIZATION. If a Trust, include the
        Partnership or        name and date of the Trust Instrument. The name(s) of the Trustees in which account will be
        other Entity          registered should be listed below. Account for a Pension or Profit Sharing Plan or Trust may be
                              registered in the name of the Plan or Trust itself.)
                              ----------------------------------------------------------------------------------------------
                              Tax I.D. Number                   Trustee(s) or Authorized
                              Individual                   Title

--------------------------------------------------------------------------------
  B. MAILING ADDRESS AND TELEPHONE NUMBER

--------------------------------------------------------------------------------
Street or P.O. Box                  City         State         Zip Code

(          )
--------------------------------------------------------------------------------
Area Code Daytime Telephone Number     Occupation     Employer's Name/Employer's
Address                      City                     State

Citizen or resident of: U.S. [ ] Other [ ]  ____  Check here [ ] if you are a non U.S.
                                                                 Citizen or
                                                                 resident and
                                                                 not subject to
                                                                 back-up
                                                                 withholding.
                                                                 See
                                                                 certification
                                                                 in Step 5.

--------------------------------------------------------------------------------
  C. INVESTMENT DEALER OR BROKER: (Important -- to be competed by Dealer or Broker)
--------------------------------------------------------------------------------
Dealer Name    Branch Office Address    Branch Office City/State    Branch #

                                                  (      )
--------------------------------------------------------------------------------
Representative's Name    Rep #    Area Code Telephone #   [Agent User Dealer # /
Branch #]

--------------------------------------------------------------------------------
  STEP 2  PURCHASE OF SHARES
  A. INITIAL INVESTMENT
   Make check payable to: Pacific Capital Funds     Minimum Initial Investment
in any Fund is $1,000. Subsequent Investments, $50.


A.  B.                                                               A.  B.


[ ] N/A U.S. Treasury Securities Fund              $ ---------       [ ] N/A Tax-Free Short Intermediate Securities     $ ---------
                                                                             Fund


[ ] N/A Short Intermediate U.S. Treasury           $ ---------       [ ] [ ] Growth Stock Fund                          $ ---------
        Securities Fund


[ ] [ ] Diversified Fixed Income Fund              $ ---------       [ ] N/A Balanced Fund                              $ ---------


[ ] [ ] Tax-Free Securities Fund                   $ ---------       [ ] [ ] Growth and Income Fund                     $ ---------


[ ] [ ] New Asia Growth Fund                       $ ---------       [ ] [ ] International Stock Fund                   $ ---------


[ ] [ ] Small Cap Fund                             $ ---------       [ ] [ ] Value Fund                                 $ ---------
                                                                             Total Investment                           $ ---------


--------------------------------------------------------------------------------
  B. DISTRIBUTIONS: All income dividends and capital gains distributions will be REINVESTED in additional shares at net asset value unless otherwise indicated below.

      Dividends are to be: [ ] Reinvested [ ] Paid in cash* Capital Gains are to be: [ ] Reinvested [ ] Paid in cash*

    *FOR CASH DIVIDENDS, PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS:
    [ ] Wire directly into my financial institutional account. ATTACHED IS A
        VOIDED CHECK showing the account information where I would like the dividend deposited.
    [ ] Mail check to my address listed in Step 1B.
    [ ] Mail check as requested in Step 3F.

--------------------------------------------------------------------------------
  C. LETTER OF INTENT
 (See Terms of Escrow
      for Letter
of Intent at the end of
         this
     application).

-----------------------
 Check appropriate box

    [ ] YES [ ] NO

I/we intend to invest in shares of one or more of the Pacific Capital Funds during the 13-month period from the date of my first purchase pursuant to this Letter (which purchase cannot be more than 90 days prior to the date of this Letter), an aggregate amount (excluding any reinvestment of dividends or distributions) of at least $25,000 which, together with my present holdings of Pacific Capital Fund shares (at public offering price on date of this Letter), will equal or exceed the minimum amount checked below:*

                      [ ] $ 25,000   [ ] $   50,000  [ ] $ 100,000  [ ] $250,000
                       [ ] $500,000     [ ] $1,000,000

                   *Accumulated investments must aggregate at least $100,000 for reduced sales charges to apply to purchases of shares of the Short-Intermediate U.S. Treasury Securities Fund or the Tax-Free Short Intermediate Securities Fund.

--------------------------------------------------------------------------------
  STEP 3  SPECIAL FEATURES
  A. AUTOMATIC INVEST PROGRAM
-----------------------

 Check appropriate box

    [ ] YES [ ] NO

This option provides you with a convenient way to have amounts automatically drawn on your financial institution account and invested in your Pacific Capital Fund account. To establish this program, please complete Step 5, Sections A & B of this Application.

I wish to make regular monthly investments. The minimum initial purchase is reduced to $100 per Fund when you use this service. Subsequent minimum purchase is $50 for each Fund. YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.

                                               Amount
                            ----------- Fund   $ ---------   Please select how often you would like to have the amount(s)
                                                             shown above withdrawn from your checking account and invested
                            ----------- Fund   $ ---------   into the above selected Fund(s).
                            ----------- Fund   $ ---------   [ ] Once each month -- on     [ ] Twice each month on the 1st
                                                                 the 1st                       and the 16th
                                        Total  $ ---------   [ ] Once each month -- on     [ ] Once each quarter on the 1st
                                                                 the 16th                  beginning in the month of
                                                                                               -----------------.

--------------------------------------------------------------------------------
  B. TELEPHONE INVESTMENT
-----------------------

 Check appropriate box

    [ ] YES [ ] NO

This option provides you with a convenient way to add to your account at any time you wish by simply calling the Pacific Capital Funds toll-free at 1-800-258-9232. To establish this program, please complete Step 5, Sections A & B of this Application. YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.

--------------------------------------------------------------------------------
  C. AUTOMATIC WITHDRAWAL PLAN
Application must be
received in good order
at least two weeks
prior
to 1st actual
liquidation date.

-----------------------

 Check appropriate box

    [ ] YES [ ] NO

Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, BISYS Fund Services, Inc. (the "Agent") is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

The minimum Automatic Withdrawal amount is $100 per Fund.

                                                             $ ---------------------------
                            ------------------------- Fund
                                                             $ ---------------------------
                            ------------------------- Fund
                                                      Total  $ ---------------------------

                   Please select how often you would like to have payments made from your account under the Automatic Withdrawal Plan.

                            [ ] Once each month -- on the    [ ] Twice each month on the 1st and 16th
                                1st
                            [ ] Once each month -- on the    [ ] Once each quarter on the 1st beginning in
                                16th                         the month of
                                                               -------------------- .

                   Please choose one of the following options:
                   [ ] Mail check to my address listed in Step 1a.
                   [ ] Mail check as requested in Step 3f.

--------------------------------------------------------------------------------
  D. 1. TELEPHONE EXCHANGE
This option allows you
to effect exchanges
among accounts in your
name within the Pacific
Capital group of Funds,
as described in the
Prospectus, by
telephone.

-----------------------

 Check appropriate box

    [ ] YES [ ] NO

The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares of one Pacific Capital Fund for one of the funds into which exchange is permitted, as designated in the Prospectus, with identical shareholder registration. The exchange will be executed at the relative net asset values of the two funds as next determined following receipt of such instructions.

Except for gross negligence in acting upon such telephone instructions to execute an exchange and subject to the conditions set forth herein, I (we) understand and agree to hold harmless the Agent, each of the Pacific Capital Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees resulting from acceptance of or acting or failure to act upon this Authorization.

                 TO MAKE A TELEPHONE EXCHANGE, CALL THE AGENT AT 1-800-258-9232.
     2. TELEPHONE REDEMPTION
This option allows you
to effect telephone
redemptions, as
described in the
Prospectus.
-----------------------

 Check appropriate box

    [ ] YES [ ] NO

The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute a redemption of shares of one or more Pacific Capital Funds. The redemption will be executed at net asset value next determined following receipt of such instructions.

Except for gross negligence in acting upon such telephone instructions to execute a redemption and subject to the conditions set forth herein, I (we) understand and agree to hold harmless the Agent, each of the Pacific Capital Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees resulting from acceptance of or acting or failure to act upon this Authorization.

               TO MAKE A TELEPHONE REDEMPTION, CALL THE AGENT AT 1-800-258-9232.
--------------------------------------------------------------------------------
  E. EXPEDITED REDEMPTION
The proceeds will be
deposited to your
financial institution
account listed.

-----------------------

 Check appropriate box
    [ ] YES [ ] NO
TO MAKE AN EXPEDITED
REDEMPTION, CALL THE
AGENT AT

1-800-258-9232.

Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my (our) account at a financial institution. The financial institution account must be in the same name(s) as this Pacific Capital Fund account is registered. YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.

                            ----------------------------------------------
                            Financial Institution Account Registration

                            ----------------------------------------------
                            Name of Financial Institution

                            ----------------------------------------------
                            Street

                            ----------------------------------------------             ---------------------------------------
                            ----------------------------------------------             ---------------------------------------
                                                                                       Financial Institution Transit/Routing
                            ----------------------------------------------             ---------------------------------------
                                                                                       City                 State      Zip
                            Street                                                     Code

--------------------------------------------------------------------------------
  F. SECONDARY ADDRESS

-----------------------

 Check appropriate box

    [ ] YES [ ] NO

Checks should be made payable as indicated below. If check is payable to a financial institution, i.e., a commercial bank, savings bank or credit union, for your account, indicate financial institution name, address and your account number.

                            ----------------------------------------------
                            First Name         Middle Initial         Last Name

                            ----------------------------------------------
                            First Name         Middle Initial         Last Name

                            ----------------------------------------------
                            Street

                            ----------------------------------------------
                            City                       State         Zip Code

                            ----------------------------------------------             ---------------------------------------
                            ----------------------------------------------             ---------------------------------------
                            ----------------------------------------------             ---------------------------------------
                                                                                       City                 State      Zip
                            ----------------------------------------------             ---------------------------------------
                            City                       State         Zip Code          Financial Institution Account Number

--------------------------------------------------------------------------------
  STEP 4  CLIENT AGREEMENT
CLIENT AGREEMENT   After reading this section, please sign in Step 5, Section B.

   To: BISYS Fund Services Limited Partnership (the "Distributor"), and BISYS Fund Services, Inc. (the "Transfer Agent") and Pacific Century Trust (the "Investment Adviser").
   I (We) have full right, power, authority and legal capacity; and am (are) of legal age in my (our) state of residence to purchase shares of the investment portfolios ("Funds") of the Pacific Capital Funds (the "Fund Company"). I (we) affirm that I (we) have received and read the current prospectus(es) of the Fund(s) selected and agree to be bound by its terms.
A. THE MEANING OF WORDS IN THIS AGREEMENT: The words "I," "me" and "my" refer to the person(s) who signed this Agreement. The words "you" and "your" refer to the Distributor and the Transfer Agent.
B. REPRESENTATIONS. I understand that you provide no investment, tax, or legal advice, and I have relied on my independent judgement with respect to the suitability or potential value of any security or order.
C. DEBIT AUTHORIZATION AND SETTLEMENT. If I authorize, and if the Transfer Agent approves, the use of my bank account designated in Step 3. Section E of this Account Registration Form (the "designated account") as the settlement account in connection with this account. I understand and agree that the Transfer Agent may debit the designated account for payment of securities purchased by me either by way of this Account Registration Form and order, by signing up for the Automatic Investment Plan, or for subsequent purchases in any Funds as I may direct. If I have instructed that a purchase be settled through a debit of my account, I certify that I have the power and authority to debit the account. I agree to have sufficient collected funds available in the designated account to cover the amounts due on purchase of securities at the time of placing my order. If I have designated another method of payment, I agree to deliver sufficient collected funds to cover the amount due by 9:00 a.m. (Eastern Time) on the settlement date. I understand that if sufficient collected funds are not available, my purchase will be rejected and I will be liable for any resulting loss.
   If the Transfer Agent executes a transaction but fails to receive sufficient payment for such shares, the Transfer Agent may, without prior notice, redeem any Pacific Capital shares. I agree to reimburse the Fund or BISYS Fund Services, Inc. on demand for any costs, losses or liabilities incurred by such party in collection of the debit balance.
   I understand and agree that the Transfer Agent may credit the designated account with dividend distributions, Automatic Withdrawal Plan, and other distributions that are payable to me (us) by the Fund Company.
   I further understand that the Automatic Withdrawal Plan and the Automatic Investment Plan may be terminated or modified at any time without notice.
D. FORCE MAJEURE. You shall not be liable for any loss or delay caused directly or indirectly by war, natural disaster, government restrictions, exchange or market rulings or other conditions beyond your control.
E. RECORDING CONVERSATIONS. I understand and agree that, for our mutual protection, telephone conversations may be recorded without further notice.
F. APPLICABLE LAWS AND REGULATIONS. All transactions shall be subject to rules, regulations, customs and usages of the exchange, market or clearinghouse where executed, all applicable federal and state laws and regulations, and the policies and procedures as determined by the Fund Company set forth in its then current prospectus(es).
G. GOVERNING LAWS. The Agreement shall be governed by the laws of the State of Ohio as applicable.
H. RELIANCE ON REPRESENTATIONS. I understand that you shall rely on the information that I have set forth in this Agreement. I agree that all changes to this information shall be promptly provided to the Transfer Agent in writing. The Transfer Agent is entitled to rely on this information until I change it by subsequent written notice.
I. DELIVERY AND RECEIPT. Any orders for transactions in the Funds under this Agreement will NOT be effective until received and approved by the Distributor and the Transfer Agent at their offices in Columbus, Ohio. The Distributor and the Transfer Agent shall not be responsible for any losses or lost profit opportunity I may experience due to any delays in the execution of purchase and redemption orders as a result of delayed receipt of such orders.
J. INSTRUCTIONS. Neither the Distributor, the Transfer Agent nor the Fund Company shall be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Fund Company's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund Company and its agents will employ procedures designated to provide reasonable assurance that instructions by telephone are genuine. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account.
K. ARBITRATION. This paragraph contains what is sometimes referred to as a predispute arbitration clause. In this regard, I am aware of the following:
(i) Arbitration is final and binding on the parties.
(ii) The parties are waiving their right to seek remedies in court, including the right to jury trial.
(iii) Pre-arbitration discovery is generally more limited than and different from court proceedings.
(iv) The arbitrators' award is not required to include factual findings or legal reasoning and any party's right to appeal or to seek modification of rulings by the arbitrators is strictly limited.
(v) The panel of arbitrators will typically include a minority of arbitrators who were or are affiliated with the securities industry.
(vi) All agreements shall include a statement that "No person shall bring a putative or certified class action to arbitration, nor seek to enforce any predispute arbitration agreement against any person who has initiated in court a putative class action; or who is a member of a putative class who has not opted out of the class with respect to any claims encompassed by the putative class action until: (i) the class certification is denied, or (ii) the class is decertified, or (iii) the person against whom the arbitration agreement would be enforced is excluded from the class by the court. Such forbearance to enforce an agreement to arbitrate shall not constitute a waiver of any rights under this agreement except to the extent stated herein."
   It is agreed that any controversy between me and the Fund Company and/or any of its service providers (including the Investment Adviser) arising out of this Agreement or my business with you, shall be settled by arbitration conducted in accordance with the rules of the National Association of Securities Dealers, Inc. or the American Arbitration Association, as I may elect. Failure to notify you of such election in writing within five (5) days after receipt from you of a request for arbitration shall be deemed to be authorization to make such election on my behalf. Judgement upon the award of the arbitrators may be entered by any court having jurisdiction.
L. INDEMNIFICATION. As additional consideration for the services of the Distributor, the Transfer Agent and the Investment Adviser, with regard to this Account, I agree to indemnify and hold each of them, the Fund Company, and their officers, directors, employees and agents harmless from and against any and all losses, demands, claims, actions, expenses and attorney's fees arising out of or in connection with this Agreement which are not caused by their negligence or willful misconduct. The provisions of this Section shall survive termination of this Agreement; the provisions of this Section shall be binding on my successors and assigns.
M. I understand that if disbursements out of this account are to anyone other than the applicant or the applicant's joint tenant, a signature guarantee will be required.
N. With respect to Step 3, I understand that if the 1st or 16th should fall on a non-business day, the transaction will be effective on the next business day.
O. I UNDERSTAND THAT MUTUAL FUND SHARES ARE NOT DEPOSITS OF ANY BANK, ARE NOT INSURED BY THE FDIC, ARE NOT OBLIGATIONS OF ANY BANK OR THE U.S. GOVERNMENT AND ARE NOT ENDORSED OR GUARANTEED IN ANY WAY BY ANY BANK.

--------------------------------------------------------------------------------
  STEP 5  DEPOSITORS AUTHORIZATION TO HONOR DEBITS

  SECTION A IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT YOU
            MUST ALSO COMPLETE STEP 5,
            SECTIONS A & B.
I/We authorize the Financial Institution listed below to charge my/our account for any drafts or debits drawn on my/our account initiated by the Agent, BISYS Fund Services, Inc., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.
I/we understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

 FINANCIAL INSTITUTION ACCOUNT NUMBER

NAME AND ADDRESS          ------------------------------------------------------------
  WHERE MY/OUR            NAME OF FINANCIAL INSTITUTION
  ACCOUNT IS              ------------------------------------------------------------
  MAINTAINED              STREET ADDRESS
                          ------------------------------------------------------------
                          CITY                                      STATE                   ZIP
                          CODE

NAME(S) AND               ----------------------------------------------------  ------------------
  SIGNATURE(S) OF                             PLEASE PRINT                             DATE
  DEPOSITOR(S) AS         ----------------------------------------------------  ------------------
  THEY APPEAR WHERE                            SIGNATURE                               DATE
  ACCOUNT IS              ----------------------------------------------------
  REGISTERED                                  PLEASE PRINT
                          ----------------------------------------------------
                                               SIGNATURE

--------------------------------------------------------------------------------
  SECTION B     SHAREHOLDER AUTHORIZATION / SIGNATURE(S) REQUIRED
  - I/We authorize the Pacific Capital Funds and its agents to act upon these Instructions for the features that have been checked.
  - I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, Pacific Capital Funds and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Pacific Capital Fund account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We understand that in the event of such deficiency, Pacific Capital Funds and its agents will first liquidate shares of the Pacific Capital Fund to which the purchase transaction relates, and then, in the discretion of Pacific Capital Funds and its agents, shares of any other Pacific Capital Fund in my/our account at the Financial Institution. I/We authorize Pacific Capital Funds and its agents to correct any transfer error by a debit or credit to my/our financial Institution account and/or Fund account and to charge the account for any related charges.
  - I/We acknowledge that shares purchased either through Automatic Investment or Telephone Investment are subject to applicable sales charges.
  - The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Pacific Capital Fund(s) designated above and has received and read a current Prospectus of such Fund(s) and agrees to its terms. Pacific Capital Funds, Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number, name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies(I) that Number is my correct taxpayer identification number and (II) currently I am not under IRS notification that I am subject to backup withholding (line out (II) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for. If a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or (b) that the undersigned is not a citizen resident of the U.S.; and either does not expect to be in the U.S. for more than 182 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Fund, or is exempt under an income tax treaty. NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW. FOR A TRUST, ALL TRUSTEES MUST SIGN*

  THIS AGREEMENT CONTAINS A PREDISPUTE ARBITRATION CLAUSE IN STEP 4, LETTER K.


------------------------------------------  ------------------------------------------  ------------------
  INDIVIDUAL (OR CUSTODIAN)                 JOINT REGISTRANT, IF ANY                    DATE

------------------------------------------
  CORPORATE OFFICER, PARTNER, TRUSTEE(S),   ------------------------------------------  ------------------
  ETC.                                      TITLE                                       DATE

*FOR A TRUST, CORPORATION OR ASSOCIATION, THIS FORM MUST BE ACCOMPANIED BY PROOF OF AUTHORITY TO SIGN, SUCH
  AS A CERTIFIED COPY OF THE CORPORATE RESOLUTION OR A CERTIFICATE OF INCUMBENCY UNDER THE TRUST
  INSTRUMENT.

  SPECIAL INFORMATION
  - Certain features (Automatic Investment, Telephone Investment, Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Fund's Agent.
  - You may cancel any feature at any time, effective 3 days after the Agent receives notice from you.
  - Either the Fund or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.
  - The Fund reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.
  BANKING INFORMATION
  - If your Financial Institution account changes, you must complete a Ready Access Features form which may be obtained from the Agent at 1-800-258-9232 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Fund's Agent.
  TERMS OF LETTER OF INTENT AND ESCROW
   By checking Box 2c and signing the Application, the investor is entitled to make each purchase at the public offering price applicable to a single transaction of the dollar amount checked above, and agrees to be bound by the terms and conditions applicable to Letters of Intent appearing below.
   The investor is making no commitment to purchase shares, but if the investor's purchases within thirteen months from the date of the investor's first purchase do not aggregate $25,000, or, if such purchases added to the investor's present holdings do not aggregate the minimum amount specified above, the investor will pay the increased amount of sales charge prescribed in the terms of escrow below.
   The commission to the dealer or broker, if any, named herein shall be at the rate applicable to the minimum amount of the investor's specified intended purchases checked above. If the investor's actual purchases do not reach this minimum amount, the commissions previously paid to the dealer will be adjusted to the rate applicable to the investor's total purchases. If the investor's purchases exceed the dollar amount of the investor's intended purchases and pass the next commission break-point, the investor shall receive the lower sales charge, provided that the dealer returns to the Distributor the excess of commissions previously allowed or paid to him over that which would be applicable to the amount of the investor's total purchases.
   The investor's dealer or broker shall refer to this Letter of Intent in placing any future purchase orders for the investor while this Letter is in effect.
   The escrow shall operate as follows:
    1. Out of the initial purchase (or subsequent purchases if necessary), 3% of the dollar amount specified in the Letter of Intent shall be held in escrow in shares of the Fund by the Agent. All dividends and any capital distributions on the escrowed shares will be credited to the investor's account.
    2. If the total minimum investment specified under the Letter is completed within a thirteen-month period, the escrowed shares will be promptly released to the investor. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.
    3. If the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchase, the investor must remit to the Agent an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. If such difference in sales charges is not paid within twenty days after receipt of a request from the Agent or the dealer, the Agent will, within sixty days after the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Any shares remaining after such redemption will be released to the investor. The escrow of shares will not be released until any additional sales charge due has been paid as stated in this section.
    4. By checking Box 2c and signing the Application, the investor irrevocably constitutes and appoints the Agent or the Distributor as his attorney to surrender for redemption any or all escrowed shares on the books of the Fund.
  AUTOMATIC WITHDRAWAL PLAN PROVISIONS
   By requesting an Automatic Withdrawal Plan, the applicant agrees to the terms and conditions applicable to such plans, as stated below.
    1. The Agent will administer the Automatic Withdrawal Plan (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization.
    2. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Agent will credit all such shares to the Planholder on the records of the Fund. Any share certificates now held by the Planholder may be surrendered unendorsed to the Agent with the application so that the shares represented by the certificate may be held under the Plan.
    3. Dividends and distributions will be reinvested in shares of the Fund at the Net Asset Value.
    4. Redemptions of shares in connection with disbursement payments will be made at the Net Asset Value per share in effect at the close of business on the first business day of the month or quarter.
    5. The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed, at any time, by the Planholder on written notification to the Agent. The Planholder should allow at least two weeks' time in mailing such notification before the requested change can be put in effect.
    6. The Planholder may, at any time, instruct the Agent by written notice (in proper form in accordance with the requirements of the then current prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In such case the Agent will redeem the number of shares requested at the Net Asset Value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.
    7. The Plan may, at any time, be terminated by the Planholder on written notice to the Agent, or by the Agent upon receiving directions to that effect from the Fund. The Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Agent or the Fund, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.
    8. The Agent shall incur no liability to the Planholder for any action taken or omitted by the Agent in good faith.
    9. In the event that the Agent shall cease to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as his Agent in administering the Plan.
   10. Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, a Planholder may not maintain this Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

For more information about the Pacific Capital Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:


The Funds' annual and semi-annual reports to shareholders contain detailed information on each Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


You can get free copies of Reports and the SAI, or request other information and discuss your questions about the Funds, by contacting the Bank of Hawaii or a broker that sells the Funds. Or contact us at:


                            PACIFIC CAPITAL FUNDS

                            3435 STELZER ROAD

                            COLUMBUS, OHIO 43219

                            TELEPHONE: 1-800-258-9232


You can review the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can also get copies:


- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

- Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-7454.


PCP 0026

                              PACIFIC CAPITAL FUNDS

                             Telephone: 800-258-9232

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 1998

                                  BALANCED FUND
                          DIVERSIFIED FIXED INCOME FUND
                             GROWTH AND INCOME FUND
                                GROWTH STOCK FUND
                            INTERNATIONAL STOCK FUND
                              NEW ASIA GROWTH FUND
                                 SMALL CAP FUND
                SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND
                            TAX-FREE SECURITIES FUND
                   TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
                          U.S. TREASURY SECURITIES FUND
                                   VALUE FUND


                Pacific Capital Funds (the "Trust") is a professionally managed, open-end, management investment company with multiple funds available for investment. This Statement of Additional Information ("SAI") contains information about the Class A, Class B and Class Y shares of all twelve of the Trust's investment portfolios (each a "Fund" and collectively the "Funds"). The various Funds and Classes of shares of the Funds are offered through separate Prospectuses.


                All Funds except Tax-Free Securities Fund and Tax-Free Short-Intermediate Securities Fund (the "Tax Free Funds") are diversified portfolios. Balanced Fund has not commenced operations as of the date of this Statement of Additional Information.


                This SAI is not a prospectus. You should read this SAI in conjunction with the applicable Prospectus, dated December 1, 1998. All terms defined in the applicable Prospectus have the same meanings in this SAI. In addition, the Trust's 1998 Annual Report to Shareholders is incorporated by reference into this SAI. You can order copies of the Prospectuses and Annual Report without charge by writing to BISYS Fund Services ("BISYS") at 3435 Stelzer Road, Columbus, Ohio 43219-3035 or calling the Transfer Agent at the telephone number indicated above.

                                TABLE OF CONTENTS

                                                                         Page
                                                                         ----


Investment Restrictions....................................................... 3
Additional Information on Fund Investments and Risks.......................... 6
Management ...................................................................37
Distribution and Shareholder Service Plans....................................46
Calculation of Yield and Total Return.........................................47
Purchase of Shares............................................................62
Redemption of Shares..........................................................63
Federal and Hawaiian Tax Information..........................................67
General Information...........................................................72
Custodian.....................................................................77
Independent Auditors and Counsel..............................................77
Financial Information.........................................................77
Registration Statement........................................................77

                             INVESTMENT RESTRICTIONS

                Each Fund's investment objectives are fundamental and may not be changed without approval by vote of the holders of a majority of the relevant Fund's outstanding voting securities, as described under "General Information -- Voting." If the Trust's Board of Trustees determines, however, that a Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Trust's Board may make such change without shareholder approval and will disclose any such material change in the then-current prospectus. Any policy that is not specified in a Fund's Prospectus, or in the SAI, as being fundamental, is nonfundamental.


                The following investment restrictions also apply to the Funds. The restrictions designated as fundamental policies may not be changed without approval by the holders of a majority of the relevant Fund's outstanding shares. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities or resulting from reorganizations, consolidations, payments out of assets of the Fund or redemption of shares will not constitute a violation of such limitation, except for investment restriction (3) below.


INVESTMENT RESTRICTIONS FOR ALL FUNDS EXCEPT NEW ASIA
GROWTH FUND AND INTERNATIONAL STOCK FUND

                None of these Funds may:

                (1) Purchase securities of any issuer (except debt obligations of issuers that pay interest which, in the opinions of counsel to such issuers, is exempt from federal income tax and is not subject to the federal alternative minimum tax ("Municipal Obligations") and securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Obligations")) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets, the Fund's ownership would be more than 10% of the outstanding voting securities of any one issuer. This restriction does not apply to the Tax-Free Funds, which are non-diversified funds.

                (2) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of such Fund's total assets, provided that there is no limitation with respect to investments in (a) U.S. Government Obligations and repurchase agreements secured by such obligations and
(b) with respect to the Tax-Free Funds, Municipal Obligations (for purposes of this limitation, Municipal Obligations do not include private activity bonds that are backed only by the assets and revenues of a non-governmental user).

                (3) Borrow money or issue senior securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), except (a) with regard to senior securities, as permitted pursuant to an order and/or a rule issued by the Securities and Exchange Commission (the "Commission"), and (b) that each Fund may borrow from banks up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists).

                (4) Purchase or sell real estate or real estate limited partnerships (other than obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).

                (5) Purchase commodities or commodity contracts, except that each Fund may enter into futures contracts and may write call options and purchase call and put options on futures contracts in accordance with its investment objective and policies.

                (6) Purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities.

                (7) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting.

                (8) Purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

                (9) Make investments for the purpose of exercising control or management.

                (10) Lend money or portfolio securities, except that each of the Funds may enter into repurchase agreements and lend portfolio securities to certain brokers, dealers and financial institutions aggregating up to 30% of the current value of the lending Fund's total assets.

                In addition, each of these Funds will comply with the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval:

                (1) No Fund will purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if as a result thereof the value of the Fund's investment in such classes of securities would exceed 15% of the Fund's total assets.

                (2) No Fund will invest more than 10% of its net assets in warrants.

                (3) No Fund will invest more than 15% of the current value of its net assets in repurchase agreements having maturities of more than seven days and other illiquid securities. For purposes of this restriction, illiquid securities do not include securities which maybe resold under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") that the Board of Trustees or its delegate determines to be liquid based upon the trading markets for such securities.

                (4) No Fund will purchase put and call options or write covered put and call options on securities unless (a) it may invest directly in such securities, (b) such options are traded on registered domestic securities exchanges or result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System, and (c) the total assets subject to such options does not exceed 5% of the Fund's net assets.

INVESTMENT RESTRICTIONS FOR NEW ASIA GROWTH FUND AND
INTERNATIONAL STOCK FUND

                New Asia Growth Fund and International Stock Fund are subject to the following investment restrictions, all of which are fundamental policies. Neither Fund may:

                (1) Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets, the Fund's ownership would be more than 10% of the outstanding voting securities of any one issuer.

                (2) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in U.S. Government Obligations and repurchase agreements secured by such Obligations.

                (3) Borrow money or issue senior securities as defined in the 1940 Act, except (a) with regard to senior securities, as permitted pursuant to an order and/or a rule issued by the Commission, and (b) that the Fund may borrow from banks up to 33-1/3% the current value of its net assets for temporary, extraordinary or emergency purposes, for clearance of transactions, to hedge against currency movements or for investment purposes, and these borrowings maybe secured by the pledge of up to 33-1/3% current value of its net assets.

                (4) Purchase or sell real estate or real estate limited partnerships (other than obligations or other securities secured by real estate or interests therein or securities issued by companies that investing real estate or interests therein).

                (5) Purchase commodities or commodity contracts, except that the Fund may deal in forward foreign exchange contracts between currencies of the different countries in which it may invest, may enter into futures contracts and may write call options and purchase call and put options on futures contracts in accordance with its investment objective and policies.

                (6) Purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities.

                (7) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting.

                (8) Purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

                (9) Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control of management.

                (10) Lend money or portfolio securities, except that the Fund may enter into repurchase agreements and lend portfolio securities to certain brokers, dealers and financial institutions aggregating up to 33-1/3% of the current value of the Fund's total assets.

                In addition, New Asia Growth Fund and International Stock Fund will each comply with the following non fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval:


                (1) Each Fund will not purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if as a result the value of the Fund's investment in such classes of securities would exceed 15% of such Fund's total assets.

                (2) Each Fund will not invest more than 15% of the current value of its net assets in repurchase agreements having maturities of more than seven days and other illiquid securities. For purposes of this restriction, illiquid securities do not include securities which may be resold under Rule 144A under the Securities Act that the Board of Trustees, or its delegate, determines to be liquid, based upon the trading markets for the specific security.

                (3) To the extent required by the Commission or its staff, each Fund will, for purposes of fundamental investment restrictions (1) and (2), treat securities issued or guaranteed by the government of any one foreign country (including governmental agencies and instrumentalities thereof) as the obligations of a single issuer.

                (4) Each Fund will not invest more than 10% of its net assets in warrants.

                (5) The aggregate value of the exercise price or strike price of call options written by each Fund will not exceed 25% of the Fund's net asset value.



              ADDITIONAL INFORMATION ON FUND INVESTMENTS AND RISKS

FOREIGN SECURITIES

                Each of the Funds may invest in foreign securities. Each Fund may invest directly in securities of foreign governmental and private issuers that are denominated in and pay interest in U.S. dollars. New Asia Growth Fund may also invest in the securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other Depositary Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts") to the extent such Depositary Receipts become available.

DEPOSITORY RECEIPTS

                ADRs (which include American Depositary Shares and New York Shares) are publicly traded on exchanges or over-the-counter ("OTC") in the United States. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a U.S. or foreign corporation. Depositary Receipts may be "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. In an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the holders of the Depositary Receipts. Foreign issuers in respect of whose securities unsponsored Depositary Receipts have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored Depositary Receipts are traded, and the market value of the Depositary Receipts may not be correlated with such information.

RISKS AND SPECIAL CONSIDERATIONS OF
INVESTING IN FOREIGN SECURITIES

                Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respect as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

                Most of the foreign securities held by the Funds will not be registered with the Securities and Exchange Commission, nor will the issuers thereof be subject to the reporting requirements of such agency. Accordingly, there may be less publicly, available information about a foreign company than about a U.S. company, and such foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable to certain smaller capital markets. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to domestic companies.

                Foreign markets have different settlement and clearance procedures, and in certain markets settlements have at times failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

                Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. The foregoing risks are often heightened for investments in smaller capital markets and developing countries.

                To the extent a Fund invests in foreign securities, its operating expense ratio can be expected to be higher than that of an investment company investing exclusively in U.S. securities since certain expenses of the Fund, such as management and advisory fees and custodial costs, may be higher.


                New Asia Growth Fund and International Stock Fund will invest in securities denominated or quoted in currencies other than the U.S. dollar. Accordingly, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. New Asia Growth Fund and International Stock Fund may also hold foreign currency in connection with the purchase and sale of foreign securities. To the extent the foreign currency is so held, there may be a risk due to foreign currency exchange rate fluctuations. Such foreign currency will be held with the Funds' custodian bank or by an approved foreign subcustodian.


INVESTING IN COUNTRIES WITH SMALLER CAPITAL MARKETS

                Because New Asia Growth Fund intends to invest primarily in securities of companies located in developing Asian countries, and International Stock Fund may invest in securities of companies located in developing countries in Asia and elsewhere, investors in those Funds should be aware of certain risk factors and special considerations relating to investing in developing economies. Consequently, these Funds should be considered as a means of diversifying an investment portfolio and not in themselves as a balanced investment program.

Securities Markets


                The securities markets of developing Asian countries are not as large as the U.S. securities markets and have substantially less trading volume, resulting in a lack of liquidity and high price volatility. Certain markets, such as those of China, are in only the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of such markets also may be affected by developments with respect to more established markets in their region, such as in Japan. Developing country brokers typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investments discussed below, result in potentially fewer investment opportunities for New Asia Growth Fund and International Stock Fund in such countries and may have an adverse impact on the investment performance of those Funds.


Political and Social Uncertainties

                Political and social uncertainties exist for some developing countries. In addition, the governments of many of such countries have a heavy role in regulating and supervising the economy. Certain developing Asian countries, such as the Philippines and India, are especially large debtors to commercial banks and foreign governments. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economics also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices which, in turn, may be affected by a variety of factors.

                Archaic legal systems in certain developing countries also may have an adverse impact on New Asia Growth Fund and International Stock Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to the acts of the corporation is generally limited to the amount of the shareholder's investment, the notion of limited liability is less clear in certain developing countries. Similarly, the rights of investors in developing companies may be more limited than those of shareholders of U.S. corporations.

                Some of the currencies of developing Asian countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.

Restrictions on Foreign Investments.

                Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

                The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Funds. For example, the Funds may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares that were purchased reregistered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

                Substantial limitations may exist in certain countries with respect to the Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Funds could be adversely affected by delays in or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. In addition, even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Funds. For example, funds may be withdrawn from China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

                A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing Asian countries, and certain of such countries, such as Thailand and South Korea, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. The Funds' investment in these companies will be subject to certain percentage limitations of the 1940 Act. This restriction on investments in securities of investment companies may limit opportunities for the Funds to invest indirectly in certain developing Asian countries. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values.

                In certain countries, banks or other financial institutions may, be among the leading companies or have actively traded securities. The 1940 Act restricts the Funds' investments in any equity securities of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities-related activities," as defined by the rules thereunder. These provisions may restrict the Funds' investments in certain foreign banks and other financial institutions.

Other Matters

                Inflation accounting rules in some developing countries require, for companies that keep accounting records in the local currency, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain companies in developing countries.

                Satisfactory custodial services for investment securities may not be available in some developing countries, which may result in the Funds incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.

Regional Risk Considerations

                In addition to the risk of investments in foreign securities and in emerging markets described above, investments in issuers of securities in particular regions may be subject to certain additional regional risks.

                Asia. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (iv) ethnic, religious and racial disaffection.

                The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other significant trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of these Asian countries. Of


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significant immediate concern, the current recession in the Japanese economy, which has been complicated by substantial problems in its banking system, could substantially worsen the economic difficulties a number of Asian countries are presently experiencing.

                Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and a consequent resurgence of the historical risk in Latin America of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

Limitations on Share Transactions.

                To permit New Asia Growth Fund to invest the net proceeds from the sale of its shares in an orderly manner, the Fund may, from time to time, suspend the sale of its shares, except for dividend reinvestment. The Fund also reserves the right to limit the number of its shares that may be purchased by a person during a specified period of time or in the aggregate.

DEBT SECURITIES


                Each of the Funds may invest in debt securities issued by domestic and foreign corporations, financial institutions, and governments.


                The debt securities in which the Funds will invest (including convertible securities, as applicable) generally will be of investment grade (i.e., rated in the top four rating categories by a nationally recognized securities rating organization ("NRSRO"), or, if unrated, determined to be of comparable quality by the investment adviser). However, up to 10% of New Asia Growth Fund's net assets may be invested in securities rated below investment grade by an NRSRO or determined to be of comparable quality by Pacific Century or its Sub-Adviser.

                Balanced Fund, Diversified Fixed Income Fund, Growth and Income Fund, Growth Stock Fund, Small Cap Fund, Value Fund, Short Intermediate U.S. Treasury Securities Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund may only invest in U.S. dollar-denominated foreign debt securities.

U.S. GOVERNMENT OBLIGATIONS

                Each of the Funds may invest in U.S. Government Obligations which include, in addition to U.S. Treasury Securities, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Student Loan Marketing Association ("SLMA"), Federal National Mortgage Association ("FNMA"), Resolution Trust Corporation and Federal Home Loan Mortgage Corporation ("FHLMC"). U.S. Treasury Securities and certain other obligations of certain agencies


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and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments. The Funds will invest in the obligations of such instrumentalities only when Pacific Century or its Sub-Adviser believes that the credit risk with respect to the instrumentality is minimal.

                Each Fund may also make limited investments (not exceeding 5% of its net assets) in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components or selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPs"). Under the STRIPs program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

FLOATING AND VARIABLE RATE DEBT INSTRUMENTS

                Each of the Funds may invest in floating and variable rate debt instruments. Floating and variable rate debt instruments bear interest at rates that are not fixed, but vary with changes in specified market rates or indices or at specified intervals. Certain, of these instruments may carry a demand feature that would permit the holder to tender them back to the issuer at a par value prior to maturity. The floating and variable rate instruments that the Funds may purchase include certificates of participation in such obligations purchased from banks. Pacific Century or its Sub-Adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to make payment when due, which could be affected by events occurring between the date the Funds elect to demand payment and the date payment is due, except when such demand instruments permit same-day settlement. in this regard, Pacific Century or its Sub-Adviser, pursuant to direction of the Board of Trustees, will determine the liquidity of those instruments with demand features that cannot be exercised within seven days.

SOVEREIGN DEBT

                New Asia Growth Fund may invest in debt securities or obligations issued or guaranteed by foreign governments, including their agencies, instrumentalities and political subdivisions ("sovereign debt") and by supernational entities (such as the World Bank, The European Community, and the Asian Development Bank), and the other Funds may invest in Yankee Bonds (dollar-denominated obligations issued by foreign governments).

                Investment in sovereign debt involves a high degree of risk. Certain developing countries, such as the Philippines, owe significant amounts of debt to commercial banks and foreign governments. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves,


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



the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third party's commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

                Issuers of sovereign debt may request the holders, including the Fund, to participate in the rescheduling of such debt and to extend further loans to governmental entities. No bankruptcy proceeding exists for collection in whole or in part of sovereign debt on which a governmental entity has defaulted.

                The sovereign debt instruments in which New Asia Growth Fund may invest in some cases are the equivalent in terms of quality to high yield/high risk securities discussed below and are subject to many of the same risks as such securities. The Fund may have difficulty disposing of certain sovereign debt obligations because there may be a thin trading market for such securities. New Asia Growth Fund will not invest more than 5% of its respective total assets in sovereign debt, including sovereign debt which is in default.

Lowest Category of Investment Grade

                Obligations rated in the lowest of the top four rating categories by an NRSRO have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating category may be reduced below the minimum rating required for purchase by the respective Fund. The investment adviser will consider such an event in determining whether the relevant Fund should continue to hold the obligation.

Lower Rated Debt Securities (New Asia Growth Fund only).

                New Asia Growth Fund may invest in lower rated debt securities. Securities rated in the medium to low rating categories of NRSROs such as Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's") and unrated securities of comparable quality (referred to herein as "high yield/high risk securities") are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the security and generally involve greater price volatility than securities in higher rating categories. See "Appendix A." These securities are commonly referred to as "junk bonds."

                In purchasing such securities, New Asia Growth Fund will rely on the Sub-Adviser's judgment, analysis and experience in evaluating the creditworthiness of the issuer. The Sub-Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. New Asia Growth Fund is not authorized to purchase debt securities that are in default, except that the Fund may invest in sovereign debt which is in default, provided that not more than 5% of the Fund's total assets are invested in sovereign debt (including sovereign debt securities which are in default).

                The market values of high yield/high risk securities tend to reflect individual issuer developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of high yield/high risk securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issues of high yield/high risk securities maybe more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield/high risk securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

                High yield/high risk securities may have call or redemption features which would permit an issuer to repurchase the securities from New Asia Growth Fund. If a call were exercised by the issuer during a period of declining interest rates, New Asia Growth Fund likely would have to replace such called securities with lower yielding securities, thus decreasing the net investment income to the Fund and dividends to shareholders.

                New Asia Growth Fund may have difficulty selling certain high yield/high risk securities because there may be a thin trading market for such securities. To the extent that a secondary trading market for high yield/high risk securities does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and New Asia Growth Fund's ability to sell particular issues to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain high yield/high risk securities also may make it more difficult for New Asia Growth Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many high yield/high risk securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. The Sub-Adviser will carefully consider the factors affecting the market for high yield/high risk, lower rated securities in determining whether any particular security is liquid or illiquid and whether current market quotations are readily available.

                Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield/high risk securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield/high risk securities are likely to adversely affect New Asia Growth Fund's net asset value. New Asia Growth Fund may incur additional expenses if it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.


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



CREDIT RATINGS

                Credit ratings evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. Also, since credit rating agencies may fail to timely change credit ratings to reflect subsequent events, Pacific Century or a Sub-Adviser must monitor the issuers of bonds in the Funds' portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the Funds can meet redemption requests.

                To the extent the rating of a debt security by an NRSRO changes as a result of changes in such organization or its rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this Statement of Additional Information. The ratings of the NRSROs currently used by the Funds are more fully described in Appendix A to this Statement of Additional Information.

OTHER DEBT OBLIGATIONS

LETTERS OF CREDIT AND LIQUIDITY AGREEMENTS

                Each of the Funds may purchase debt obligations that are backed by an irrevocable letter of credit or liquidity agreement of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Pacific Century, are of investment quality comparable to other permitted investments of such Fund, may be used for letter of credit and liquidity agreement backed investments.

BANK AND SAVINGS AND LOAN OBLIGATIONS

                Each of the Funds may invest in bank and savings and loan obligations. These obligations include negotiable certificates of deposit, fixed time deposits, bankers' acceptances, and interest bearing demand accounts. The Funds limit their bank investments to dollar-denominated obligations of U.S., Canadian, Asian, Australian or European banks which have more than $500 million in total assets at the time of investment or of United States savings and loan associations which have more than $1 billion in total assets at the time of investment and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation.

COMMERCIAL PAPER

                Balanced Fund, Diversified Fixed Income Fund, Growth and Income Fund, Growth Stock Fund, Value Fund, Small Cap Fund, Short Intermediate U.S. Treasury Securities Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund may invest in commercial paper that is rated at the date of purchase in the highest rating category assigned by a nationally recognized statistical rating organization (an "NRSRO") or unrated if considered by Pacific Century or its Sub-Adviser to be of comparable quality. New Asia Growth Fund and International Stock Fund may invest in commercial paper that is rated at the time


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



of purchase in the two highest short-term rating categories by an NRSRO or unrated if considered by Pacific Capital or its Sub-Adviser to be of comparable quality. Commercial paper includes short-term unsecured promissory notes, and variable floating rate demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities.

MUNICIPAL SECURITIES


                The Tax-Free Funds invest primarily in Municipal Obligations, and Diversified Fixed Income Fund may also do so. Municipal Obligations includes Municipal Bonds, Municipal Notes and Municipal Commercial Paper. Under normal market conditions, each of the Tax-Free Funds invests at least 80% of its net assets in investment grade municipal obligations. For purposes of this restriction, the Tax-Free Funds' investments in other investment companies which invest exclusively in municipal securities are considered municipal obligations.


MUNICIPAL BONDS

                Municipal bonds generally have a maturity at the time of issuance of up to thirty years. They are principally classified either as "general obligation" bonds, which are secured by the pledge of the municipality's faith, credit and taxing power for the payment of principal and interest, or as "revenue" bonds, which are payable only from the revenues derived from a particular project or facility and generally are dependent solely on a specific revenue source.

                General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Somme authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

                The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in municipal bonds which are covered by insurance guaranteeing the scheduled payment of principal and interest until their maturity ("Insured Municipal Bonds"). The insurance can be purchased either by the issuing government entity or by the Fund purchasing the bond. This insurance is primarily written by two organizations: Ambac Indemnity Corporation (formerly called American Municipal Bond Assurance Corporation), a unit of Citicorp, and Municipal Bond Insurance Association, a pool of private insurers, but may be written by certain other large insurance companies. This insurance feature minimizes the risks to the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund and its shareholders associated with payment delays or defaults in these portfolio securities, but does not guarantee the market value of these portfolio securities or the value of the shares of the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund. An issuer would likely purchase insurance in order to obtain a higher rating by an NRSRO (defined below) than it would receive without the insurance thereby reducing the issuer's borrowing costs. The price paid or received for an Insured Municipal Bond may be


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



higher than the price that would otherwise be paid or received for the municipal bond absent the insurance.

                The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in moral obligation bonds ("Moral Obligation Bonds") which are tax-exempt bonds issued by a municipality or a state financial intermediary and backed by the moral obligation pledge of a state government. Under a moral obligation pledge, a state government indicates its intent to appropriate funds in the future if the primary obligor, the municipality or intermediary, defaults. The state's obligation to honor the pledge is moral rather than legal because future legislatures cannot be legally obligated to appropriate the funds required.

                Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, issued by a specially created district or project area which levies a tax (generally on its taxable property) to pay for an improvement or project, may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

MUNICIPAL NOTES

                The Tax-Free Funds may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Municipal notes generally have maturities at the time of issuance of three years or less. Subject to its respective investment objective and policies, the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in municipal notes that are rated at the date of purchase in one of the two highest rating categories assigned by an NRSRO, or not rated but are considered by Pacific Century to be of comparable quality. Municipal notes generally are issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments is, therefore, dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be.

                The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund also may invest in certain "Private activity" bonds or notes. Such Funds may not be an appropriate investment for entities which are "substantial users," or certain "related persons" of substantial users, of facilities financed by private activity bonds. "Substantial users" are defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities, or a part thereof, were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S corporations and their shareholders.

TANs


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



                Uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

BANs

                The ability of a municipal issuer to meet its obligations on its BANs primarily depends on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

RANs

                A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

MUNICIPAL COMMERCIAL PAPER

                Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Subject to its respective investment objective and policies, the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in municipal commercial paper that is rated at the date of purchase in one of the two highest rating categories by an NRSRO or not rated but is considered by Pacific Century to be of comparable quality.

GENERAL CONSIDERATIONS

                The values of outstanding municipal securities vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in the Tax-Free Funds' portfolios, will generally decline and (if purchased at par value) they would sell at a discount. If interest rates fall, the values of outstanding securities will generally increase and (if purchased at par value) they would sell at a premium. Changes in the value of municipal securities held in the Funds' portfolios arising from these or other factors will cause changes in the net asset value per share of the Tax-Free Funds.

                Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

                The taxable securities market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal securities. The more limited marketability of municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

SPECIAL CONCERNS FOR THE TAX-FREE FUNDS

                Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund are non-diversified, which means that their assets may be invested among fewer issuers and therefore the value of their assets may be subject to greater impact by events affecting one of their investments. Since Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund invest significantly in obligations of issuers located in Hawaii, the marketability, and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, and vote initiatives.

                The Hawaiian economy is concentrated in tourism, agriculture and military operations. Tourism is the strongest factor with tourists from a variety of nations cushioning any adverse economic situations in a single country. Hawaiian agriculture is diversifying into an expanded range of agricultural products, away from the dominant pineapple and sugar production that has been subject to increased foreign competition.

                Governmental activities, including activities usually administered on a municipal or county level such as public education, are the responsibility of the state. This concentration aggravates an otherwise high level of state debt obligations. The state General Fund has operated either within planned deficits or with ending fund balances since December 1962. Revenue is derived primarily from general excise taxes and individual and corporate income tax.


WARRANTS AND CONVERTIBLE SECURITIES

                Each of Balanced Fund, Growth and Income Fund, Growth Stock Fund, Small Cap Fund, Value Fund, International Stock Fund and New Asia Growth Fund may invest in warrants. A warrant gives the holder thereof the right to subscribe by a specified date to a stated number of shares of stock of the issuer at a fixed price. Warrants tend to be more volatile than the underlying stock, and if at a warrant's expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant, a Fund can acquire the stock at a price below its market value. No Fund may invest more than 10% of its net assets in warrants. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which such Fund may invest directly.


                Each of Balanced Fund, Growth and Income Fund, Growth Stock Fund, Small Cap Fund, Value Fund, International Stock Fund and New Asia Growth Fund may invest in convertible securities that provide current income and are issued by companies with the characteristics described above. The Funds may purchase convertible securities that are fixed income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or other issuers. Convertible securities, while usually subordinated to nonconvertible debt securities of the same issuer, are senior to common stocks in an issuer's capital structure. Convertible securities may offer more flexibility by providing the investor with a steady income stream (generally yielding a lower amount than nonconvertible securities of the same issuer and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Convertible security prices tend to be influenced by changes in the market value of the common stock as well as changes in interest rates. Convertible securities in which the Funds may invest are subject to the rating criteria and limitations discussed above under "Debt Securities," except when they are purchased primarily for their equity characteristics.

GUARANTEED INVESTMENT CONTRACTS

                Each of the Funds may invest up to 5% of its net assets in Guaranteed Investment Contracts ("GICs") issued by highly rated U.S. insurance companies. Pursuant to such contracts, the Funds make cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the respective Fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. Generally, a GIC allows a purchaser to buy an annuity with the monies accumulated under the contract; however, the Funds will not purchase any such annuities. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

                The Funds will only purchase GICs from issuers which, at the time of purchase, are rated "A" or higher by A.M. Best Company, have assets of $1 billion or more, and meet quality and credit standards established by Pacific Century. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary marketing GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less. Therefore, GICs are considered to be illiquid investments and are subject to the Funds' 15% limitation on investment in illiquid securities.

PREFERRED STOCK

        Each of the Funds may invest in preferred stock, which is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Preferred stock does not ordinarily carry voting rights.




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OPTIONS, FUTURES AND OTHER HEDGING STRATEGIES

GENERAL

                The Funds may use a variety of derivative financial instruments to hedge their investments and to enhance their income or manage their cash flow ("Hedging Instruments"). In addition to the Hedging Instruments described below Pacific Century and its Sub-Advisers may discover additional opportunities in connection with options, future contracts, foreign currency forward contracts and other hedging techniques. These new opportunities may become available as Pacific Century and its Sub-Advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, foreign currency forward contracts or other techniques are developed. Pacific Century and its Sub-Advisers may utilize these opportunities to the extent that they are consistent with a Fund's investment objectives and permitted by the Fund's investment limitations and applicable regulatory authorities. The applicable Prospectus and this Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Options on Equity and Debt Securities

                A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contact that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

Options on Securities Indexes

                A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a stock option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

Foreign Currency Options

                A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. New Asia Growth Fund and International Stock Fund use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Currency options


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traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

Interest Rate Futures Contracts

                An interest rate futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at as specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases, the contracts are closed out before the settlement date without the making or taking of delivery.

Stock Index Futures Contracts

                A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

Options on Future Contracts

                Put and call options on futures contracts give the purchaser the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, respectively, upon exercise of the option, at any time during the option period.

Forward Contracts on Foreign Currencies

                A forward contract on a foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any number of days agreed upon by the parties from the date of the contract at a price set on the date of the contract.

HEDGING STRATEGIES

                Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held by a Fund. Thus, in a short hedge a Fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declines below the exercise price of the put, the Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

                Conversely, a long hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge a Fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the Fund might


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purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, a Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

                Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

                The use of Hedging Instruments is subject to applicable regulations of the Commission, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). (See "Limitations on the Use of Futures.") In addition, a Fund's ability to use Hedging Instruments will be limited by tax considerations. See "Federal and Hawaiian Tax Information."

OPTIONS

                Each of the Funds other than New Asia Growth Fund and International Stock Fund may purchase put and call options and write covered put and call options on securities in which such Fund may invest, provided the value of the securities underlying such options do not exceed 5% of the Fund's net assets in the aggregate and (1) are traded on registered domestic securities exchanges or (2) result from separate privately negotiated transactions in the OTC market with primary U.S. government securities dealers recognized by the Board of Governors of the Federal Reserve System. These options may be employed to hedge a Fund's portfolio against market risk or to enhance income (e.g., to attempt to realize through the receipt of premiums a greater current return than would be realized on the underlying securities alone).

                New Asia Growth Fund and International Stock Fund may each purchase put and call options and write covered put and call options on securities, securities indexes and on currencies that are traded on U.S. or foreign securities exchanges or in the OTC market. Options which these Funds may purchase and/or write in the OTC market include privately negotiated transactions with primary U.S. Government securities dealers to hedge the Fund's portfolio. Each such Fund may purchase put options in an effort to protect the value of securities (or currencies) that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities (or currencies) it intends to purchase. Each such Fund may also purchase put and call options to offset previously written put and call options of the same series. The aggregate value of the exercise price or strike price of call options written by each such Fund may not exceed 25% of the Fund's net asset value.

                The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a covered put option declines to less than the exercise price of the option, minus the premium received, a Fund would expect to suffer a loss. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of


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the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security at less than its market value.

                Options may be used to enhance income since the receipt of premiums by a Fund's options positions may enable the Fund to realize a greater return than would be realized on the underlying securities alone. In return for the premium received for a call option, a Fund forgoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a Fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. A Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

                The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

                A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call option that it had written by purchasing an identical call option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.

                Currently, many options on equity securities are exchange-traded. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its contra party (usually a securities dealer or a bank, as required by the Fund's policies) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the party from whom it purchased the option or to whom it has written the option (the contra party) to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefits of the transaction.

                Generally, foreign currency options (New Asia Growth Fund and International Stock Fund only) and OTC debt options used by a Fund may be European-style options or American style options. A European style option is only exercisable immediately prior to its expiration. American-style options are exercisable at any time prior to the expiration date of the option.

                A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which the reappears to be a liquid secondary


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



market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, a Fund might be unable to close out an OTC option position at anytime prior to its expiration.

                If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

                The staff of the Commission has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is "in-the-money." In accordance with this view, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to such Fund's limitation on investments in securities that are not readily marketable.

FUTURES CONTRACTS AND RELATED OPTIONS

                Each of the Funds may enter into contracts for the future delivery of specific securities, classes of securities and financial indices, may purchase or sell exchange-listed or OTC options on any such futures contracts and may engage in related closing transactions. In addition, New Asia Growth Fund and International Stock Fund may engage in currency futures contracts and related options. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is out standing, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

                Each Fund may engage in futures contracts and related options in an effort to hedge against market (or, with respect to New Asia Fund and International Stock Fund, currency) risks. For example, with respect to market risk, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases. With respect to currency risk, by entering into currency futures and options


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



thereon on U.S. and foreign exchanges, New Asia Growth Fund and International Stock Fund can seek to establish the rate at which it will be entitled to exchange U.S. dollars for another currency at a future time. By selling currency futures, a Fund can seek to establish the number of dollars it will receive at delivery for a certain amount of a foreign currency. In this way, whenever New Asia Growth Fund and International Stock Fund anticipates a decline in the value of a foreign currency against the U.S. dollar, the Fund can attempt to "lock in" the U.S. dollar value of some or all of the securities held in its portfolio that are denominated in that currency. By purchasing currency futures, a Fund can establish the number of dollars it will be required to pay for a specified amount of a foreign currency in a future month. Thus if a Fund intends to buy securities in the future and expects the U.S. dollar to decline against the relevant foreign currency during the period before the purchase is effected, the Fund can attempt to "lock in" the price in U.S. dollars of the securities it intends to acquire.

                Futures may also be used to manage cash flows into and out of the Funds. For example, Pacific Century or its Sub-Adviser may wish to be fully invested in a particular asset class. Through the use of futures, it can achieve this objective immediately while temporarily deferring industry and security selection, in the interest of timeliness.

                Futures strategies also can be used to manage the average duration of a Fund. If the investment adviser wishes to shorten the average duration of a Fund, the Fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If the investment adviser wishes to lengthen the average duration of a Fund, the Fund may buy a futures contract or a call option thereon.

                No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, initial margin consisting of cash, U.S. Government securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

                Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking to market. Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

                Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or


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



purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. Secondary markets for options on futures are currently in the development stage, and a Fund will not trade options on futures on any exchange or board of trade unless, in Pacific Century's or its Sub-Adviser's opinion, the markets for such options have developed sufficiently that the liquidity risks for such options are not greater than the corresponding risks for futures.

                Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

                If a Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

                Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, program trading and other investment strategies might result in temporary price distortions.

LIMITATIONS ON THE USE OF FUTURES

                Each Fund is subject to the limitations set forth in the Commodity Futures Trading Commission ("CFTC") regulations with respect to the futures contracts and related options in which it may invest. Accordingly, each Fund may not purchase and sell futures contracts and related options for other than bona fide hedging purposes (as defined in CFTC regulations) if, immediately thereafter, aggregate initial margin deposits for futures contracts, and premiums paid for related options, would exceed five percent (5%) of the liquidation value of the Fund's total assets. Each Fund may purchase and sell futures contracts and related options, without limitation, for bona fide hedging purposes. As a matter of operating policy, however, aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed five percent (5%) of the total assets of Balanced Fund, Diversified Fixed Income Fund, Growth and Income Fund, Growth Stock Fund, Short Intermediate U.S. Treasury Securities Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of each Fund's total assets. Futures transactions will be limited to the extent necessary to maintain a Fund's qualification as a regulated investment company.

                Futures transactions involve brokerage costs and require a Fund to segregate assets to cover its obligations under futures, or to cover its obligations by owning the assets underlying open futures contracts. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such losses are potentially significant and unanticipated changes may result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out future positions. Where a liquid secondary market does not exist, a Fund is unlikely to be able to control losses by closing out futures positions. Gains and losses on investments in options and futures depend on Pacific Century's ability to predict correctly the direction of stock prices, interest rates and other economic factors. Certain futures exchanges or boards of trade have established daily limits on the amount that the price of futures contracts or related options may vary, either up or down, from the previous day's settlement price. These daily limits may restrict a Fund's ability to purchase or sell certain futures contracts or related options on any particular day. For additional discussion of certain risks associated with the use of futures contracts and options thereon, see "Additional Risk Disclosure--Risks of Hedging Strategies."

FOREIGN CURRENCY HEDGING STRATEGIES -- SPECIAL CONSIDERATIONS

                New Asia Growth Fund and International Stock Fund may use options and futures on foreign currencies, and foreign currency forward contracts as described below, to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

                A Fund might seek to hedge against changes in the value of a particular currency when no Hedging Instruments on that currency are available or such Hedging Instruments are more expensive than certain other Hedging Instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using Hedging Instruments on other currencies, the values of which its Sub-Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Hedging Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

                The value of Hedging Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Hedging Instruments, a Fund could be


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disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

                There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

                Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FOREIGN CURRENCY FORWARD CONTRACTS

                New Asia Growth Fund and International Stock Fund may enter into foreign currency forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Each such Fund also may use foreign currency forward contracts for cross-hedging. Under this strategy, a Fund would increase its exposure to foreign currencies that the investment adviser believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if a Fund owned securities denominated in a foreign currency and the investment adviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

                The cost to a Fund from engaging in foreign currency forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because foreign currency forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a foreign currency forward contract, it relies on the other party to the transaction to make or take delivery of the underlying currency at the maturity of the contract. Failure by the other party to do so would result in the loss of any expected benefit of the transaction.

                As is the case with futures contracts, holders and writers of foreign currency forward contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for foreign currency forward contracts, with the result that closing transactions generally can be made for foreign currency forward contracts only by negotiating directly with the other party. Thus, there can be no assurance that a Fund will in fact be able to close out a foreign currency forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the other party, a Fund might be unable to close out a foreign


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



currency forward contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

                The precise matching of foreign currency forward contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency forward contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

LIMITATIONS ON THE USE OF FOREIGN CURRENCY FORWARD CONTRACTS

                New Asia Growth Fund and International Stock Fund may enter into foreign currency forward contracts or maintain a net exposure to such contracts only if (1) completion of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or (2) the Fund maintains cash, U.S. Government securities or liquid debt or equity securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily. Under normal circumstances, consideration of currency fluctuations will be incorporated into the longer term investment decisions made with regard to over all diversification strategies. However, the investment adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

COVER FOR HEDGING STRATEGIES

                Transactions using Hedging Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, to the extent required by law, it (1) owns an offsetting covered position insecurities or other options or futures contracts or (2) segregates liquid assets with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with Commission guidelines regarding cover for hedging transactions.

                Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

SPECIAL RISKS OF HEDGING STRATEGIES

                The use of Hedging Instruments involves special considerations and risks, including those described below.

                Successful use of most Hedging Instruments depends upon the investment adviser's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the price of individual


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



securities. There can be no assurance that any particular hedging strategy adopted will succeed.

                There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded. The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

                Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable 13 price movements in the hedged investments. For example, if a Fund entered into a short hedge because the investment adviser projected a decline in the price of a security held by the Fund, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

                As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties (i.e., Hedging Instruments other than purchased options). If a Fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.


ASSET BACKED SECURITIES

                Each of the Funds may invest in Asset Backed Securities. Asset Backed Securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, and other assets originated by various lenders. Asset Backed Securities acquired by a Fund consist of both mortgage and non-mortgage backed securities. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, Asset Backed Securities provide periodic payments which generally consist of both interest and principal payments.

                The life of an Asset Backed Security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an Asset Backed Security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans, while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, Asset Backed Securities are not as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation.

MORTGAGE BACKED SECURITIES

                Mortgage Backed Securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

                Mortgage Backed Securities include GNMA Certificates, FNMA Certificates and FHLMC Participation Certificates. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. The principal and interest of FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. An FHLMC Participation Certificate is guaranteed by FHLMC as to timely payment of principal and interest. However, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. Mortgage Backed Securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Such securities will be purchased for the Funds only when Pacific Century or its Sub-Adviser determines that they are readily marketable at the time of purchase.

                The average life of Mortgage Backed Securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, and foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. As a result of the pass-through of prepayments of principal on the underlying securities, Mortgage Backed Securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or the average life of a particular issue of pass-through certificates. As a result of these principal payment features, Mortgage Backed Securities are generally more volatile than other U.S. Government securities.

                The estimated average life of Mortgage-Backed Securities will be determined by Pacific Century or its Sub-Adviser and used for the purpose of determining the average weighted maturity of the Funds' portfolios. Various independent mortgage backed securities dealers publish average remaining life data using proprietary models and, in making such determinations for the Funds, Pacific Century or its Sub-

Adviser might deem such data unreasonable if such data appears to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage backed securities dealers.

NON-MORTGAGE BACKED SECURITIES

                The Funds also may invest in non-mortgage backed securities including interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Such securities also may be debt instruments, which also are known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owing such assets and issuing such debt.

                Non-mortgage backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities. However, the payment of principal and interest on any such obligation may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) that is not affiliated with the issuer of the obligation. Non-mortgage backed securities will be purchased by the Funds only when such securities are readily marketable and rated at the time of purchase in one of the two highest rating categories assigned by an NRSRO or, if unrated, are considered by Pacific Century or its Sub-Adviser to be of comparable quality. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less.

                The purchase of non-mortgage backed securities involves considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue Asset Backed Securities relating to motor vehicle installment purchase obligations perfect their interest in the underlying obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody of them. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the Asset Backed Securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect the security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the Asset Backed Securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Asset Backed Securities. Therefore, recoveries on repossessed collateral might not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses the owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related Asset Backed Securities.

                Similarly, in the case of Asset-Backed Securities relating to credit card receivables, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit cards, thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset Backed Securities, credit card receivables are unsecured obligations of the cardholders.

ILLIQUID SECURITIES

                Each of the Funds may invest in illiquid securities. The Funds will not knowingly invest more than 15% of the value of their respective net assets in securities that are illiquid. Repurchase agreements with a duration of seven days or more, time deposits that do not provide for payment to a Fund within seven days after notice and Guaranteed Investment Contracts ("GICs") and most commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933 (the "1933 Act") (other than variable amount master demand notes with maturities of nine months or less) are subject to this 15% limit.

                If otherwise consistent with its investment objective and policies, any of the Funds may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by Pacific Century, acting under guidelines and procedures that are developed, established and monitored by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The ability to sell to qualified institutional buyers under Rule 144A is a recent development, and it is not possible to predict how this market will develop.

                The staff of the Commission has taken the position that OTC options that are purchased and the assets used as cover for written OTC options should generally be treated as illiquid securities. However, if a dealer recognized by the Federal Reserve Bank as a primary dealer in U.S. Government securities is the other party to an option contract written by a Fund and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the Commission staff has agreed that the Fund needs to treat as illiquid only that amount of the cover assets equal to the formula price less the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amounts by which the option is in-the-money). Although Pacific Century does not believe that OTC options are generally illiquid, pending resolution of this issue, each Fund will conduct their operations in conformity with the views of the Commission staff.

BORROWINGS


                Each Fund (except New Asia Growth Fund and International Stock
Fund) may borrow from banks up to 20% of the current value of its prospectus net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while such outstanding borrowings in excess of 5% of its net assets exists).


                New Asia Growth Fund and International Stock Fund may borrow an amount equal to no more than 33% of the value of its total assets (calculated at the time of the borrowing) from banks for temporary, extraordinary or emergency purposes, for the clearance of transactions, to hedge against currency movements or for investment purposes. Each such Fund may pledge up to 33% of its total assets to secure these borrowings. If a Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

                Borrowing for investment purposes is generally known as "leveraging." Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. In addition, a Fund may be required to maintain minimum average balances in connection with such borrowing or pay a commitment fee to maintain a line of credit, which would increase the cost of borrowing over the stated interest rate.

                Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements which are considered to be borrowings under the Investment Company Act of 1940 (the " 1940 Act"). At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account cash or liquid assets having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account so that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities it is obligated to repurchase. The Funds would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

LOANS OF PORTFOLIO SECURITIES

                Each of the Funds may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if liquid assets equal to the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained with the Fund. In determining whether to lend a security to a particular broker, dealer or financial institution, Pacific Century or its Sub-Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily by Pacific Century or its Sub-Adviser. No Fund will enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Fund may receive as collateral will not become part of such Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which such Fund may invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that had delivered cash-equivalent collateral. No Fund will lend securities having a value that exceeds 30% (33% with respect to New Asia Growth Fund and International Stock Fund) of the current value of its total assets. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. The Funds may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, Pacific Century, BISYS, or, the Sub-Advisers.

REPURCHASE AGREEMENTS

                Each of the Funds may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. A Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized based on values that are marked to market daily by Pacific Century or its Sub-Adviser. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

OTHER INVESTMENT COMPANIES

                In connection with the management of its daily cash position, each Fund may also invest in securities issued by other investment companies, including (to the extent permitted by the 1940 Act) other investment companies managed by Pacific Century. New Asia Growth Fund and International Stock Fund may also invest in securities issued by other investment companies by purchasing the securities of certain foreign investment funds or trusts called passive foreign investment companies, which have been the only or primary way to invest in certain countries.

                Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. Each of the Funds intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, and (d) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total stock of any one closed-end company.

                As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Accordingly, in addition to bearing their proportionate share of the relevant Fund's expenses (i.e., management fees and operating expenses), shareholders will also indirectly bear similar expenses of such other investment companies or trusts. However, Pacific Century has undertaken to waive or reimburse the Funds its advisory fees with respect to Fund assets so invested (except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition).

                Investments by New Asia Growth Fund or International Stock Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of an investment in other investment companies.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS

                Each of the Funds may invest in Real Estate Mortgage Investment Conduits ("REMICs"). REMICs are a pass-through vehicle created to issue multiclass Mortgage Backed Securities. REMICs may be organized as corporations, partnerships, or trusts and those meeting certain qualifications are not subject to double taxation. Interests in REMICs may be senior or junior, regular (debt instruments) or residual (equity interests).

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

                Each of the Funds may purchase securities on a "when-issued" basis and may also purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit a Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction may be less favorable than the yield available in the market when the securities delivery takes place. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives. The forward commitments and when-issued purchases are not expected to exceed 25% of the value of any of the Funds' total assets absent unusual market conditions.

                The Funds will not start earning interest or dividends on when-issued securities until they are received. The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of a Fund starting on the date such Fund agrees to purchase the securities. Each Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to such Fund's commitment to purchase securities on a when-issued or forward commitment basis. If the value of these assets declines, the Fund will replace additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.


                                   MANAGEMENT

TRUSTEES AND OFFICERS

                The business of the Trust is managed under the direction and control of its Board of Trustees. The name, age and principal occupations during the past five years of each of the Trustees and executive officers of the Trust are listed below. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk (*).

                Walter J. Laskey* (57), Trustee and Chairperson - Executive Vice President of Bank of Hawaii - Private Client and Institutional
Services(1993-present).


                Irimga McKay* (38), Trustee and President - 1230 Columbia Street, San Diego, California 92101. Senior Vice President of BISYS Fund Services (1994-present); Senior Vice President of Concord Financial
Group (1986-1994).21


                Douglas Philpotts* (67), Trustee - Financial Plaza of the Pacific, P.O. Box 3170, Honolulu, Hawaii 96802. Chairman of the Board of Directors (1992-1994), President (1986-1992) and Director (1984-present) of Pacific Century Trust; Director of Victoria Ward; Trustee of The Strong Foundation and Seabury Hall; Trustee of Cash

Assets Trust, U.S. Treasuries Cash Assets Trust, Hawaiian Tax-Free Trust and Tax-Free Cash Assets Trust (1992-present); Affiliated with The Pacific Club, Ohu Country Club, Maui Country Club, Punahou O-Mens Club, and University of Hawaii Foundation President's Club. Formerly a Director and Officer of various cultural, educational, community and professional organizations.

                Richard W. Gushman II (52), Trustee - 700 Bishop Street, Suite 200, Honolulu, Hawaii 96813. President and Chief Executive Officer of OKOA, INC., a private Hawaii corporation involved in commercial real estate (1985-present); Adviser to RAMPAC, Inc., a wholly owned subsidiary of the Bank of Hawaii, involved with commercial real estate finance; Trustee of Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Treasuries Cash Assets Trust (1993-present); Member of the Boards of Aloha United Way Downtown Improvement Association, Boys and Girls Club of Honolulu and Oceanic Cablevision, Inc.

                Stanley W. Hong (62), Trustee - 1132 Bishop Street, Honolulu, Hawaii 96813. President and Chief Executive Officer of the Chamber of Commerce of Hawaii (1996-present); Business Consultant (1994-present); Senior Vice President of McCormack Properties, Ltd. (1993-1995); President and Chief Executive Officer of the Hawaii Visitors Bureau (1984-1993); Vice President, General Counsel and Corporate Secretary at Theo Davies & Co., Ltd., a multiple business company (1973-1984); formerly Legislative Assistant to U.S. Senator Hiram L. Fong; Member of the Boards of Directors of several community organizations; Trustee of Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Treasuries Cash Assets Trust (1993-present); Director of Capital Investment of Hawaii, Inc. (Real Estate and Wholesale Bakery) (1995-present); Director of Central Pacific Bank (1995-present); Trustee of the Nature Conservancy of Hawaii (1990-present); Regent of Chaminade University of Honolulu (1990-present).

                Russell K. Okata (54), Trustee - 888 Mililani Street, Suite 601, Honolulu, Hawaii 96813-2991. Executive Director, Deputy Executive Director, Administration Officer or Research Statistician of Hawaii Government Employees Association AFSCME Local 152, AFL-CIO (1970-present); Trustee of Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Treasuries Cash Assets Trust (1993-present); Chairman of the Royal State Insurance Group (1988-present); Trustee of several charitable organizations.

                Oswald K. Stender (66), Trustee - P.O. Box 3466, Honolulu, Hawaii 96801. Trustee of Bernice Pauahi Bishop Estate (1990-present); Director of Hawaiian Electric Industries, Inc., a public utility holding company (1993-present); Senior Advisor to the Trustees of The Estate of James Campbell (1987-1989); and Chief Executive Officer (1976-1988); Director of several housing and real estate associations; Director, member or trustee of several community organizations; Trustee of Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Treasuries Cash Assets Trust (1993-present).

                Craig Warren (36), Treasurer - 111 South King Street, Honolulu, Hawaii 96813. Vice President of Bank of Hawaii - Product and Asset Acquisition (1994-present); Senior Financial Analyst of Federal Home Loan Bank of San Francisco Marketing Strategies and Analysis Division (1993-1994); Chief Financial Officer of Wells Fargo Securities, Inc. (1990-1992); Vice President of Wells Fargo Bank - Private Banking Group (1987-1992).


                Gregory Maddox (30), Secretary - 1230 Columbia Street, San Diego, California 92101. Director of BISYS Fund Services (1991-present).

                Alaina Metz (31), Vice President - Chief Administrative Officer of BISYS Fund Services - Blue Sky Compliance (1995-present); Alliance Capital Management, L.P. (1989-1995).

                William J. Tomko (40), Vice President - Senior Vice President of BISYS Fund Services (1987-present).

                Nancy Wiser (31), Vice President - Vice President of Fund Accounting of BISYS Fund Services (1998-present); Manager of Investment Accounting of AEFA (1994-1998). Senior Operations Analyst for IBT (1990-1994).



                As of the date of this SAI, Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each Fund, with the exception of Douglas Philpotts, who owned beneficially approximately 11% of the outstanding shares of the Tax-Free Securities Fund.


                Trustees of the Trust who are not officers or employees of the Trust, BISYS, Pacific Century or its Sub-Advisers are entitled to receive from the Trust a quarterly retainer and a fee for each Board of Trustees meeting attended. All Trustees are reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. The following table sets forth the fees and expenses paid by each Fund to the Trustees for the fiscal year ended July 31, 1998:


                                                   Aggregate Trustees' Fees and
                                                   Expenses for the Fiscal Year
Fund                                                    Ended July 31, 1998
----                                               ----------------------------
Diversified Fixed Income Fund                               $ 8,886
Growth and Income Fund                                        9,858
Growth Stock Fund                                            22,034
New Asia Growth Fund                                          1,313
Short Intermediate U.S. Treasury Securities Fund              2,076
Tax-Free Securities Fund                                     25,247
Tax-Free Short Intermediate Securities Fund                   3,303
U.S. Treasury Securities Fund                                 1,287


                The following table sets forth the aggregate compensation paid by the Trust to the Trustees who are not officers and employees of the Trust, BISYS, Pacific Century or its Sub-Advisers and the aggregate compensation paid to such Trustees by all investment companies (including the Trust) advised by Pacific Century for the periods indicated.




                                              Pension or                               Total
                                              Retirement                               Compensation
                           Aggregate          Benefits              Estimated          from Trust and
                           Compensation       Accrued as            Benefits           Other Funds
                           From               Part of Fund          Upon               Advised by
Name of Trustee            Trust (1)          Expenses              Retirement         Pacific Century (2)
---------------            ------------       ------------          ----------         -------------------

Richard W.                 $ 14,500           None                  None                 $50,050
Gushman II
Stanley W. Hong            $ 14,500           None                  None                 $52,126
Russell K. Okata           $ 14,500           None                  None                 $47,964






Douglas Philpotts          $ 12,000           None                  None                 $45,560
Oswald K. Stender          $ 12,000           None                  None                 $48,350


(1)     Provided for the fiscal year ended July 31, 1998.
(2) Provided for the calendar year ended December 31, 1997. In addition to the Trust, each of the Trustees served on the boards of one other investment company advised by Pacific Century, comprising four separate funds.

                Officers, trustees, directors, employees and retired employees of the Trust, Pacific Century and its affiliates, and BISYS and its affiliates, and their spouses and children, may purchase Class A shares of the Funds with no sales charge, as the Board of Trustees believes that sales to such persons do not involve the normal types of sales efforts associated with distribution of the Trust's shares. In addition, from time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. It currently has such arrangements with Mr. Gushman and certain of his affiliated companies.

INVESTMENT ADVISER

                Pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), each of the Funds is advised by Pacific Century. Subject to the supervision of the Board of Trustees (and, in the case of the New Asia Growth Fund, Small Cap Fund and International Stock Fund, the delegation of certain of its duties to Sub-Advisers), Pacific Century provides a continuous investment program for the Funds, including investment research and management with respect to all securities and investments and cash equivalents in the Funds. Pacific Century provides services under the Advisory Agreement in accordance with each of the Funds' investment objectives, policies, and restrictions.


                For its services under the Advisory Agreement, Pacific Century receives compensation from each Fund based on a percentage of the Fund's average daily net assets. The rate of advisory fees payable by each Fund to Pacific Century is set forth in the prospectus. The following table sets forth the aggregate fees paid by each Fund pursuant to its Advisory Agreement for the fiscal years ended July 31, 1998, July 31, 1997, and July 31, 1996:


                                                 Compensation Paid to Pacific Century
                                                     Under the Advisory Agreement

                    For the Fiscal Year Ended       For the Fiscal Year Ended       For the Fiscal Year Ended
                          July 31, 1998                   July 31, 1997                   July 31, 1996
                          -------------                   -------------                   -------------
                    Aggregate                      Aggregate                        Aggregate
                    Advisory Fee                   Advisory Fee                     Advisory Fee
                    Paid (After                    Paid (After                      Paid (After
                    Waiver as       Aggregate      Waiver as        Aggregate       Waiver as       Aggregate
Fund                applicable)     Fee Waived     applicable)      Fee Waived      applicable)     Fee Waived
----                -----------     ----------     -----------      ----------      -----------     ----------

Diversified         $  761,240     $135,988        $  867,869        N/A            $  814,802       N/A
Fixed Income
Fund


Growth and          $1,153,390     N/A             $  768,642        N/A            $  503,952       N/A
Income Fund

Growth Stock        $2,468,860     N/A             $1,499,559        N/A            $1,359,262       N/A
Fund

New Asia            $  137,423     $ 27,534        $  141,522        $  7,778       $   52,972       N/A
Growth Fund

Short               $   89,917     $ 59,920        $   71,646        $ 47,940       $   61,600       $  41,079
Intermediate
U.S. Treasury
Securities Fund

Tax-Free            $1,872,274     $365,137        $1,756,304        N/A            $1,724,513       N/A
Securities Fund

Tax-Free Short      $  207,167     $ 31,564        $  195,480        N/A            $  202,701       N/A
Intermediate
Securities Fund

U.S. Treasury       $  104,486     $ 33,161        $  145,470        N/A            $  172,954       N/A
Securities Fund

                The Advisory Agreement provides that Pacific Century will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations and duties under the Advisory Agreement.

                The Advisory Agreement will continue in effect with respect to each Fund provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Agreement may be terminated with respect to any Fund on 60 days' written notice by either party and will terminate automatically if assigned.

                Pacific Century has advised the Trust that Pacific Century should be able to perform the services contemplated by the Advisory Agreement without violation of the Glass-Steagall Act. However, there are no controlling judicial or administrative interpretations or decisions, and future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes and regulations and judicial or administrative decisions or interpretations thereof, could prevent Pacific Century from continuing to perform, in whole or in part, such services. If Pacific Century were prohibited from performing any of such services, the Trust expects that new agreements would be entered into with another entity or entities qualified to perform such services.

                From time to time, the Funds, to the extent consistent with their investment objectives, policies and restrictions, may invest in securities of companies with which Pacific Century has a lending relationship.

SUB-ADVISERS

                Nicholas Applegate Capital Management serves as Sub-Adviser to International Stock Fund and Small Cap Fund, and its affiliate Nicholas-Applegate Capital Management (Hong Kong) LLC serves as Sub-Adviser to New Asia Growth Fund, pursuant to separate sub-advisory agreements with Pacific Century (each a "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement for International Stock Fund and Small Cap Fund, the Sub-Adviser provides a continuous investment program for those Funds, including investment research and management with respect to all securities and investments and cash equivalents in the Funds, subject to supervision of Pacific Century and the Board of Trustees. Under the Sub-Advisory Agreement for New Asia Growth Fund, the Sub-Adviser provides investment advisory services with respect to management of the foreign component of that Fund's portfolio, including investment research with respect to all foreign securities, currencies and cash equivalents in the Fund.


                For its services, Pacific Century pays the Sub-Advisers a fee, computed daily and payable quarterly, equal on an annual basis, to 0.65% of the average daily net assets of International Stock Fund, 0.60% of the average daily net assets of Small Cap Fund and 0.50% of New Asia Growth Fund's average daily net assets. The Sub-Advisers' fees are paid by Pacific Century, and the Funds do not pay any incremental fees for the services of the Sub-Advisers. For the fiscal years ended July 31, 1998, July 31, 1997 and July 31, 1996, Pacific Century paid sub-advisory fees to the Sub-Adviser and its predecessor in the amount of $91,615, $141,522, and $29,567, respectively, for services provided to New Asia Growth Fund.

                Each Sub-Advisory Agreement has provisions limiting the liability of the Sub-Adviser similar to those in the Advisory Agreement. The Sub-Advisory Agreement with respect to International Stock Fund and Small Cap Fund will continue in effect beyond its initial two year term, and the Sub-Advisory Agreement with respect to the New Asia Growth Fund will continue in effect beyond its current one-year term, provided its continuance is approved annually in the same manner as the Advisory Agreement. Each Sub-Advisory Agreement may be terminated at any time with respect to a Fund without penalty on 60 days' written notice by either party, by the Board of Trustees or by the vote of a majority of the Fund's outstanding voting securities. Each Sub-Advisory Agreement will terminate automatically if assigned.

ADMINISTRATOR AND DISTRIBUTOR


                Under its Administration Agreement with the Trust, BISYS Fund Services Ohio, Inc. ("BISYS Ohio") furnishes the Trust with office facilities, together with those ordinary clerical and bookkeeping services that are not being furnished by Pacific Century. BISYS and BISYS Ohio are each a wholly-owned subsidiary of The BISYS Group, Inc. For expenses assumed and services provided as administrator pursuant to the Administration Agreement, BISYS Ohio is entitled to receive a fee from each Fund, computed daily and paid monthly, at an annual rate equal to 0.20% of the average daily net assets of the Fund.
BISYS served the Trust as administrator under the predecessor to the current Administration Agreement. The following table sets forth the aggregate fees paid, after giving effect to fee waivers, by each Fund to BISYS for services provided pursuant to the predecessor to the current Administration Agreement for the fiscal years ended July 31, 1998, July 31, 1997, and July 31, 1996:

                           Compensation Paid to BISYS
                       Under the Administration Agreement
                                 (after waivers)

                                   Fiscal Year     Fiscal Year     Fiscal Year
                                   Ended           Ended           Ended
Fund                               July 31, 1998   July 31, 1997   July 31, 1996
----                               --------------  -------------   -------------

Diversified Fixed Income           $239,145        $231,432        $216,788
Fund

Growth and Income Fund             $230,680        $153,729        $100,430

Growth Stock Fund                  $493,777        $299,912        $270,656

New Asia Growth Fund               $ 27,517        $ 24,883        $  8,807

Short Intermediate U.S.            $ 44,959        $ 35,823        $ 30,800
Treasury Securities Fund

Tax-Free Securities Fund           $596,120        $468,348        $457,502

Tax-Free Short Intermediate        $ 71,559        $ 58,644        $ 60,810
Securities Fund

U.S. Treasury Securities           $ 36,713        $ 38,792        $ 45,683
Fund



                The Administration Agreement contains provisions limiting the liability of BISYS Ohio and requiring its indemnification by the Trust similar to those in the Advisory Agreement. The Administration Agreement will continue in effect until December 31, 2001, and from year to year thereafter, unless terminated at any time by either party for cause (as defined in the Agreement), or at the end of any such period, on 60 days' written notice. If the Agreement is terminated by the Trust prior to the end of any such period for any reason other than cause, the Trust is required to make a one-time liquidated damages payment to BISYS Ohio equal to the lesser of one year's fees or the fees due for the balance of the term.

                The Trust has also retained BISYS Ohio to provide the Trust with certain fund accounting services pursuant to a Fund Accounting Agreement. For services provided under the Agreement, BISYS Ohio is entitled to receive a fee from each Fund, computed and paid monthly, at an annual rate equal to 0.03% of the average daily net assets of the Fund up to $300 million, 0.025% of the next $250 million of average daily net assets, and 0.02% of the Fund's average daily net assets in excess of $550 million. The term of the Agreement, and its provisions regarding termination, limitation of liability, and indemnification, are similar to those of the Trust's Administration Agreement with BISYS Ohio.


                The following table sets forth the aggregate fees paid by each Fund to BISYS Ohio for fund accounting services for the fiscal years ended July 31, 1998, July 31, 1997 and July 31, 1996 under the predecessor to the current Fund Accounting Agreement.



                                                 Compensation Paid to BISYS Ohio
                                               Under the Fund Accounting Agreement

                            Fiscal Year Ended           Fiscal Year Ended           Fiscal Year Ended
Fund                        July 31, 1998               July 31, 1997               July 31, 1996
----                        -----------------           -----------------           -----------------
Diversified Fixed              $50,336                       $48,581                     $45,603
Income Fund

Growth and Income              $46,806                       $31,379                     $21,384
Fund

Growth Stock Fund              $95,895                       $58,423                     $53,199

                                                 Compensation Paid to BISYS Ohio
                                               Under the Fund Accounting Agreement

                            Fiscal Year Ended           Fiscal Year Ended           Fiscal Year Ended
Fund                        July 31, 1998               July 31, 1997               July 31, 1996
----                        -----------------           -----------------           -----------------
New Asia Growth                 $ 15,396                     $11,733                      $  1,761
Fund

Short Intermediate              $ 11,124                     $ 8,990                      $  7,486
U.S. Treasury
Securities Fund

Tax-Free Securities             $140,761                     $98,573                      $106,514
Fund

Tax-Free Short                  $ 19,894                     $17,205                      $ 18,454
Intermediate
Securities Fund

U.S. Treasury                   $  8,904                     $ 8,369                      $  9,579
Securities Fund


                BISYS Fund Services Limited Partnership d/b/a/ BISYS Fund Services ("BISYS") has also entered into a Distribution Agreement with the Trust pursuant to which it engages in a continuous distribution of shares of the Funds. For its services, BISYS is entitled to a distribution fee, as set forth in the Distribution and Shareholder Service Plans for each of the Class A and Class B shares ("Class A Distribution Plan" and "Class B Distribution Plan," respectively). The Class A Distribution Plan and the Class B Distribution Plan have been adopted pursuant to Rule 12b-1 under the 1940 Act. See "Distribution and Shareholder Service Plans" below.


                Pursuant to the Distribution Agreement, BISYS has agreed to use appropriate efforts to solicit orders for sales of shares of the Funds, but is not obligated to sell and specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Advisory Agreement. Pursuant to the Distribution Agreement, the Trust has agreed to indemnify BISYS to the extent permitted by applicable law against certain liabilities under the Securities Act and the 1940 Act.

TRANSFER AGENT


                BISYS Fund Services, Inc., also a wholly-owned subsidiary of The BISYS Group, Inc., serves as Transfer Agent for each of the Funds.


CODE OF ETHICS

                The Board of Trustees of the Trust has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act (the"Code"). The Code restricts the investing activities of Fund officers, Trustees and advisory persons and, as described below, imposes additional, more onerous restrictions on Fund investment personnel.

                All persons covered by the Code are required to preclear any personal securities investment (with limited exceptions, such as government securities) and must comply with ongoing requirements concerning recordkeeping and disclosure of personal securities investments. The preclearance requirement and associated procedures are designed to identify any prohibition or limitation applicable to a proposed investment. In addition, all persons covered by the Code are prohibited from purchasing or selling any security which, to such person's knowledge, is being purchased or sold (as the case maybe), or is being considered for purchase or sale, by a Fund. Investment personnel are subject to additional restrictions such as a ban on acquiring securities in an initial public offering, "blackout periods" which prohibit trading by investment personnel of a Fund within periods of trading by the Fund in the same security and a ban on short-term trading in securities.

                   DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

                The Trust has adopted for the Class A and Class B shares of each of the Funds the Class A Distribution Plan and the Class B Distribution Plan under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. The Class A Distribution Plan and the Class B Distribution Plan of each of the Funds were adopted by the Board of Trustees, including a majority of the trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Distribution Plans or in any agreement related to the Distribution Plans (the "Qualified Trustees").

                The Board of Trustees approved the Plans to stimulate sales of shares of the Funds in the face of competition from a variety of other investment companies and financial products, in view of the potential advantages to shareholders of the Funds of continued growth of the asset bases of the Funds, including greater liquidity, more investment flexibility and achievement of greater economies of scale.

                The Class A Distribution Plan provides that BISYS is entitled to receive from each Fund a fee in an amount not to exceed on an annual basis 0.75% of the average daily net asset value of the Fund attributable to the Fund's Class A shares. The Class B Distribution Plan provides that BISYS is entitled to receive from each Fund a fee in an amount not to exceed on an annual basis 1.00% of the average daily net asset value of the Fund attributable to the Fund's Class B shares. The distribution fee compensates BISYS for the following: (a) payments BISYS makes to banks and other institutions and industry professionals, such as broker/dealers, including Pacific Century, BISYS and their affiliates or subsidiaries, pursuant to agreements in connection with providing sales and/or administrative support services to the holders of a Fund's Class A and Class B shares; and (b) payments to financial institutions and industry professionals (such as insurance companies, investment counselors, and BISYS' affiliates and subsidiaries) for distribution services provided and expenses assumed in connection with distribution assistance, including, but not limited to, printing and distributing prospectuses to persons other than current Class A and Class B shareholders of a Fund, printing and distributing advertising and sales literature and reports to Class A and Class B shareholders in connection with the sale of a Fund's shares, and providing personnel and communication equipment used in servicing shareholder accounts and prospective Class A and Class B shareholder inquiries.

                Until further notice, BISYS voluntarily intends to waive a portion of the Class A distribution fee for the current fiscal year to limit the fee to 0.25% of the average daily net assets value attributed to Class A shares on an annual basis. The distribution fees are paid to BISYS only to compensate or reimburse it for actual payments or expenses incurred as described above. The distribution fees paid by the Funds to BISYS for services provided under the Class A and Class B Distribution Plans for the fiscal year ended July 31,1998, restated to reflect fee waivers, are set forth in the table below.


     Distribution Fees Paid Under the Class A and Class B Distribution Plans




                                                                   Aggregate Distribution Fees Paid
                                                                  for Fiscal Year Ended July 31, 1998
                                                                            (after waiver)
                                                                  ------------------------------------
                                                               Class A                        Class B
                                                          -------------------          --------------------
                                                          Retained                     Retained
                                                             by       Paid to             by       Paid to
Fund                                                       BISYS      Others            BISYS      Others
----                                                       -----      ------            -----      ------
Diversified Fixed Income Fund                             $ 3,445        -             $  380         -

Growth and Income Fund                                    $12,489        -             $3,871         -

Growth Stock Fund                                         $27,612        -             $3,029         -

New Asia Growth Fund                                      $ 6,019        -             $  215         -

Short Intermediate U.S. Treasury                          $ 1,520        -                N/A         -
  Securities Fund

Tax-Free Securities Fund                                  $ 6,106        -             $  579         -

Tax-Free Short Intermediate Securities                    $ 1,442        -                N/A         -
  Fund

U.S. Treasury Securities Fund                             $ 2,652        -                N/A         -


                The Class A Distribution Plan and Class B Distribution Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Qualified Trustees. Each Distribution Plan may be terminated at any time with respect to any Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the appropriate class of the Fund. A Distribution Plan may not be amended to increase materially the amounts payable thereunder by a Fund without the approval of a majority of the outstanding voting securities of the appropriate class of the Fund, and no material amendment to the Distribution Plans may be made except by a majority of both the Trustees of the Trust and the Qualified Trustees.

                      CALCULATION OF YIELD AND TOTAL RETURN

YIELD

                The Funds may advertise certain yield information. As and to the extent required by the Commission, yield will be calculated based on a 30-day (or one month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula: YIELD = 2[((a-b)cd)+1)(6)-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. The net investment income of the Funds includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in the Funds' net investment income. For purposes of sales literature, yield on Class A shares also may be calculated on the basis of the net asset value per share rather than the public offering price, provided that the yield data derived pursuant to the calculation described above also are presented.

                The tax-equivalent yield for the Tax-Free Funds also may be computed by dividing that portion of the yield of the Funds which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Funds that is not tax-exempt.

                The yields for the Funds will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Funds.

                In addition, investors should recognize that changes in the net asset values of shares of the Funds will affect the yields of such Funds for any specified period, and such changes should be considered together with a Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for the Funds may be useful in reviewing the performance of the Funds and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

TOTAL RETURN

                As indicated in the Prospectuses, the Funds may advertise certain total return information. As and to the extent required by the Commission, an average annual compound rate of return ("T") will be computed by using the value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)(n) = ERV. Aggregate total return will be calculated similarly to average annual total return except that the return figure will be aggregated over the relevant period rather than annualized. In addition, the Funds may also, at times, calculate total return of Class A shares based on net asset value per share (rather than the public offering price), in which case the figures would not reflect the effects of any sales charges that would have been paid by an investor, or based on the assumption that a sales charge other than the maximum sales charge (reflecting a volume discount) was assessed, provided that total return data for the Class A shares derived pursuant to the calculation described above also are presented.

OTHER INFORMATION

                From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.


                From time to time, the Trust may also quote the Funds' performance in advertising and other types of literature as compared to the performance of the S&P 500 Index, the Dow Jones Industrial Average, indices of bonds, stocks or government securities, and other mutual funds or mutual fund portfolios with comparable investment objectives and policies. This information may be based on data relating to various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation or data prepared by Lipper Analytical Services, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, USA Today, Fortune, CDA/Wiesenberger, Ibbotson Associates, Inc., Morningstar and local newspapers and periodicals.

                The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The investment results of the Funds also may be compared, in reports and promotional literature, to the performance of the Consumer Price Index, the Salomon One Year Treasury Benchmark Index, the Ten Year U.S. Government Bond Average, S&P's Corporate Bond Yield Averages, the Schabacker Investment Management Indices, the Salomon Brothers High Grade Bond Index, the Lehman Brothers Long-Term High Quality Government/Corporate Bond Index, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, and Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts). This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA/Wiesenberger or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.


                The Trust also may discuss in advertising and other types of literature that one or more of the Funds has been assigned a rating by an NRSRO such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare a Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

PAST PERFORMANCE OF THE FUNDS

                The tables below set forth total return and yield information for the Class A, Class B and Class Y shares of the Funds, other than Balanced Fund, Value Fund, International and Stock Fund and Small Cap Fund, which have not commenced operations as of the date of this Statement of Additional Information. Information for Class B shares of the Funds is based on the information for the Class A Shares (adjusted for deferred sales loads), because these shares were not offered until March 1998. Information for Class B shares of the Funds has not been adjusted for expenses applicable to the Class B shares, specifically the difference in 12b-1 fees charged to Class A and Class B shares. Future performance for Class B shares will be affected by the difference in 12b-1 fees charged.

DIVERSIFIED FIXED INCOME FUND


                The average annual and aggregate total return for the Diversified Fixed Income Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to commencement of operations of the Fund's Class A, B and Y shares. Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Commission under the 1940 Act, and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.




                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                          Average Annual Total Return
                                                 (including maximum applicable sales charge)**

One year ended
July 31, 1998         3.27%             $1,032.67           3.37%             $1,033.74           7.94%             $1,079.43

Five years ended
July 31, 1998         4.40%             $1,239.98           5.04%             $1,278.54           5.62%             $1,314.24



                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                          Average Annual Total Return
                                                 (including maximum applicable sales charge)**


Ten years ended
July 31, 1998           7.92%           $2,142.82             8.34%          $2,228.67              8.71%          $2,304.32

                                                            Aggregate Total Return
                                                 (including maximum applicable sales charge)**

One year ended
July 31, 1998           3.27%           $1,032.67             3.37%          $1,033.74              7.94%          $1,079.43

Five years ended
July 31, 1998          24.00%           $1,239.98            27.85%          $1,278.54             31.42%          $1,314.24

Ten years ended
July 31, 1998         114.28%           $2,142.82           122.87%          $2,228.67            130.43%          $2,304.32

Inception* to
July 31, 1998         125.56%           $2,255.57           134.32%          $2,343.18            148.54%          $2,485.40


                                                                    Yield
                                                 (including maximum applicable sales charge)**

30 Days ended
July 31, 1998           4.91%                               4.51%                                   5.37%

-----------------------------------------

*       Class A and Class Y shares of the Fund commenced operation on October
        14, 1994. The Class B shares of the Fund commenced operation on March 2,
        1998.

** The maximum applicable sales charge on the Class A shares is 4.0%. The maximum deferred sales charge on the Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares.



GROWTH AND INCOME FUND


                The average annual and aggregate total return for the Growth and Income Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to commencement of operations of the Fund's Class A, B and Y shares. Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Commission under the 1940 Act, and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account performance may have been adversely affected.

                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                          Average Annual Total Return
                                                 (including maximum applicable sales charge)**

One year ended
July 31, 1998          14.33%         $1,143.31              14.81%          $1,148.14             19.37%          $1,193.66

Five years ended
July 31, 1998          18.01%         $2,289.06              18.82%          $2,368.69             19.25%          $2,411.57

Ten years ended
July 31, 1998          14.37%         $3,827.79              14.81%          $3,978.19             15.11%          $4,084.69


                                                           Aggregate Total Return
                                                 (including maximum applicable sales charge)**


One year ended
July 31, 1998          14.33%         $1,143.31              14.81%          $1,148.14             19.37%          $1,193.66

Five years ended
July 31, 1998         128.91%         $2,289.06             136.87%          $2,368.69            141.16%          $2,411.57

Ten years ended
July 31, 1998         282.78%         $3,827.79             297.82%          $3,978.19            308.47%          $4,084.69

Inception* to
July 31, 1998         797.65%         $8,976.54             832.04%          $9,320.40            882.05%          $9,820.50


                                                                    Yield
                                                 (including maximum applicable sales charge)**

30 Days ended
July 31, 1998          -0.03%                                -0.76%                                -0.23%
-----------------------------------------

* Class A and Class Y shares of the Fund commenced operation on October 14, 1994. The Class B shares of the Fund commenced operation on March 2, 1998.

** The maximum applicable sales charge on the Class A shares is 4.0%. The maximum deferred sales charge on the Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares.


GROWTH STOCK FUND


                The average annual and aggregate total return for the Growth Stock Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to commencement of operations of the Fund's Class A, B and Y shares. Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Commission under the 1940 Act, and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                          Average Annual Total Return
                                                 (including maximum applicable sales charge)**


One year ended
July 31, 1998         14.78%           $1,147.75            15.38%           $1,153.80            19.96%           $1,199.57

Five years ended
July 31, 1998         18.47%           $2,333.34            19.30%           $2,416.75            19.71%           $2,458.01

Ten years ended
July 31, 1998         15.85%           $4,353.17            16.30%           $4,528.40            16.63%           $4,656.30

                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                            Aggregate Total Return
                                                 (including maximum applicable sales charge)**


One year ended
July 31, 1998            14.78%        $ 1,147.75             15.38%          $ 1,153.80             19.96%        $ 1,199.57

Five years ended
July 31, 1998           133.33%        $ 2,333.34            141.68%          $ 2,416.75            145.80%        $ 2,458.01

Ten years ended
July 31, 1998           335.32%        $ 4,353.17            352.84%          $ 4,528.40            365.63%        $ 4,656.30

Inception* to
July 31, 1998         1,160.00%        $12,600.00           1,208.77%         $13,087.71          1,288.41%        $13,884.14

                                                                        Yield
                                                       (including maximum applicable sales charge)**

30 Days ended
July 31, 1998            -0.57%                                -1.36%                                -0.33%
-----------------------------------------


* Class A and Class Y shares of the Fund commenced operation on October 14, 1994. The Class B shares of the Fund commenced operation on March 2, 1998.

** The maximum applicable sales charge on the Class A shares is 4.0%. The maximum deferred sales charge on the Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares.

SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND


                                Class A*                                 Class Y*
                      -------------------------------          -------------------------------
                      Expressed         Redeemable             Expressed         Redeemable
                      as a              value of a             as a              value of a
                      percentage        hypothetical           percentage        hypothetical
                      based on a        $1000                  based on a        $1000
                      hypothetical      investment             hypothetical      investment
                      $1000             at the end             $1000             at the end
Period                investment        of the period          investment        of the period
------                ------------      -------------          ------------      -------------
                                            Average Annual Total Return
                                    (including maximum applicable sales charge)**



One year ended
July 31, 1998         3.87%              $1,038.70                 6.62%           $1,066.24

                                Class A*                                  Class Y*
                      -------------------------------           -------------------------------
                      Expressed         Redeemable              Expressed         Redeemable
                      as a              value of a              as a              value of a
                      percentage        hypothetical            percentage        hypothetical
                      based on a        $1000                   based on a        $1000
                      hypothetical      investment              hypothetical      investment
                      $1000             at the end              $1000             at the end
Period                investment        of the period           investment        of the period
------                ------------      -------------           ------------      -------------

                                               Aggregate Total Return
                                    (including maximum applicable sales charge)**

One year ended
July 31, 1998          3.87%            1,038.70                 6.62%            1,066.24

Inception* to
July 31, 1998         19.22%            1,192.19                23.34%            1,233.42

                                                      Yield
                                    (including maximum applicable sales charge)**

30 Days ended
July 31, 1998          4.49%                                     4.84%
-----------------------------------------


* Class A shares of the Fund commenced operation on November 1, 1993. Class Y shares of the Fund commenced operation on October 14, 1994.

** The maximum applicable sales charge on the Class A shares of the Fund is 2.25%. The maximum deferred sales charge on the Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares of either Fund.

NEW ASIA GROWTH FUND

                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                          Average Annual Total Return
                                                 (including maximum applicable sales charge)**

One year ended       (51.53%)         $484.73              (50.75%)          $492.53               (48.76%)            $512.38
July 31, 1998

Inception* to
July 31, 1998         (9.88%)         $698.05               (9.21%)          $716.26                (8.30%)            $741.42

                                                            Aggregate Total Return
                                                 (including maximum applicable sales charge)**

One year ended
July 31, 1998        (51.53%)         $484.73              (50.75%)          $492.53               (48.76%)            $512.38

Inception* to
July 31, 1998        (30.20%)         $698.05              (28.37%)          $716.26               (25.86%)            $741.42
-----------------------------------------


* The Class A and Class Y shares of the Fund commenced operation on February 15, 1995. Class B shares of the Fund commenced operation on March 2, 1998.

** The maximum applicable sales charge on the Class A shares of the Fund is 5.25%. The maximum deferred sales charge on Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares of either Fund.


TAX FREE SECURITIES FUND


                The average annual and aggregate total return for the Tax Free Securities Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to commencement of operations of the Fund's Class A, B and Y shares. Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the

Commission under the 1940 Act, and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.



                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                          Average Annual Total Return
                                                 (including maximum applicable sales charge)**
One year ended
July 31, 1998          0.98%            $1,009.78            1.09%            $1,010.88              5.63%          $1,056.30

Five years ended
July 31, 1998          4.26%            $1,231.75            4.93%            $1,272.05              5.44%          $1,303.24

Ten years ended
July 31, 1998          6.73%            $1,917.22            7.16%            $1,996.69              7.47%          $2,054.84

                                                            Aggregate Total Return
                                                 (including maximum applicable sales charge)**

One year
ended July
31, 1998               0.98%            $1,009.78            1.09%            $1,010.88              5.63%          $1,056.30

Five years
ended July
31, 1998              23.17%            $1,231.75           27.20%            $1,272.05             30.32%          $1,303.24

Ten years
ended July
31, 1998              91.72%            $1,917.22           99.67%            $1,996.69            105.48%          $2,054.84

Inception* to
July 31, 1998         79.01%            $1,790.09           86.44%            $1,864.36             97.02%          $1,970.20

                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                                     Yield
                                                 (including maximum applicable sales charge)**

30 Days Ended
July 31, 1998         4.05%                                 3.48%                                 4.46%

-----------------------------------------

* Class A and Class Y shares of the Fund commenced operation on October 14, 1994. Class B shares of the Fund commenced operation on March 2, 1998.

** The maximum applicable sales charge on the Class A shares is 4.0%. The maximum deferred sales charge on the Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares.


TAX FREE SHORT INTERMEDIATE SECURITIES FUND


                The average annual and aggregate total return for the Tax Free Short-Intermediate Securities Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to March 31, 1988, and prior to commencement of operations of the Fund's Class A and Y shares. Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Commission under the 1940 Act, and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.



                                Class A*                               Class Y*
                      -------------------------------        -------------------------------
                      Expressed         Redeemable           Expressed         Redeemable
                      as a              value of a           as a              value of a
                      percentage        hypothetical         percentage        hypothetical
                      based on a        $1000                based on a        $1000
                      hypothetical      investment           hypothetical      investment
                      $1000             at the end           $1000             at the end
Period                investment        of the period        investment        of the period
------                ------------      -------------        ------------      -------------
                                           Average Annual Total Return
                                  (including maximum applicable sales charge)**
One year ended
July 31, 1998         1.08%             $1,010.75            3.83%             $1,038.32

                                Class A*                             Class Y*
                      -------------------------------      -------------------------------
                      Expressed         Redeemable         Expressed         Redeemable
                      as a              value of a         as a              value of a
                      percentage        hypothetical       percentage        hypothetical
                      based on a        $1000              based on a        $1000
                      hypothetical      investment         hypothetical      investment
                      $1000             at the end         $1000             at the end
Period                investment        of the period      investment        of the period
------                ------------      -------------      ------------      -------------

                                       Average Annual Total Return
                              (including maximum applicable sales charge)**
Five years ended
July 31, 1998          2.92%           $1,155.02             3.76%           $1,202.59

Ten years ended
July 31, 1998          4.41%           $1,538.98             4.96%           $1,623.25

                                          Aggregate Total Return
                                (including maximum applicable sales charge)**

One year ended
July 31, 1998          1.08%           $1,010.75             3.83%           $1,038.32

Five years ended
July 31, 1998         15.50%           $1,155.02            20.26%           $1,202.59

Ten years ended
July 31, 1998         53.90%           $1,538.98            62.33%           $1,623.25

Inception* to
July 31, 1998         53.49%           $1,534.93            61.88%           $1,618.81

                                                   Yield
                                (including maximum applicable sales charge)**

30 days ended
July 31, 1998          3.17%                                 3.49%
-----------------------------------------


* Class A and Class Y shares of the Fund commenced operation on October 14, 1994. Class B shares of the Fund commenced operation on March 2, 1998.

** The maximum applicable sales charge on the Class A shares is 4.0%. The maximum deferred sales charge on the Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares.



U.S. TREASURY SECURITIES FUND

                The average annual and aggregate total return for the U.S. Treasury Securities Fund includes the performance of a common trust fund ("Commingled") account advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to December 31, 1984, and prior to commencement of operations of the Fund's Class A and Y shares. Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Commission under the 1940 Act, and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.




                                Class A*                            Class Y*
                      -------------------------------     -------------------------------
                      Expressed         Redeemable        Expressed         Redeemable
                      as a              value of a        as a              value of a
                      percentage        hypothetical      percentage        hypothetical
                      based on a        $1000             based on a        $1000
                      hypothetical      investment        hypothetical      investment
                      $1000             at the end        $1000             at the end
Period                investment        of the period     investment        of the period
------                ------------      -------------     ------------      -------------
                                          Average Annual Total Return
                                  (including maximum applicable sales charge)**
One year ended
July 31, 1998           3.66%          $1,036.63             8.24%           $1,082.42

Five years ended
July 31, 1998           4.39%          $1,239.92             5.48%           $1,305.77

Ten years ended
July 31, 1998           7.54%          $2,069.29             8.20%           $2,199.88

                                          Aggregate Total Return
                               (including maximum applicable sales charge)**

One year ended
July 31, 1998          3.66%           $1,036.63             8.24%           $1,082.42


Five years ended
July 31, 1998         23.99%           $1,239.92            30.58%           $1,305.77

Ten years ended
July 31, 1998        106.93%           $2,069.29           119.99%           $2,199.88

Inception* to
July 31, 1998        197.52%           $2,975.23           218.01%           $3,180.09

                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                                     Yield
                                                 (including maximum applicable sales charge)**


30 days ended
July 31, 1998         4.55%                                      --                                   5.00%

-----------------------------------------

* Class A and Class Y shares of the Fund commenced operation on October 14, 1994. Class B shares of the Fund commenced operation on March 2, 1998.

** The maximum applicable sales charge on the Class A shares is 4.0%. The maximum deferred sales charge on the Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares.


                        DETERMINATION OF NET ASSET VALUE

                Net asset value per share of the Class A, Class B and Class Y shares for each Fund is determined on each day that the New York Stock Exchange (the "Exchange") is open for trading and any other day (other than a day on which no Shares of that Fund are tendered for redemption and no order to purchase shares is received) during which there is sufficient trading in the Fund's portfolio securities that the Fund's net asset value per share might be materially affected. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Good Friday.

                Securities for which market quotations are available are valued at latest reported prices. Securities for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotations National Market System are valued at last reported sale prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on the mean between the bid and asked prices. Money market instruments and other debt securities maturing in 60 days or less are valued at amortized cost. The assets of the Funds, other than debt securities maturing in 60 days or less, are valued at the mean between the bid and asked prices. Futures contracts and options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the Exchange or, in the absence of any sale on the valuation date, at mean between the bid and asked prices. Options not listed on a national exchange are valued at the mean between the bid and asked prices. Quotation of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the current rate obtained from a recognized bank or dealer. Foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts.

                In all cases, bid prices are furnished by reputable independent pricing services approved by the Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Funds for which current market quotations are not readily available are valued at fair value as determined in good faith by Pacific Century in accordance with procedures adopted by the Trustees and subject to ratification by the Trustees. If Pacific Century is unable to make such a determination in accordance with such procedures, the securities and assets will be valued at fair value as determined in good faith by the Trustees.

                               PURCHASE OF SHARES

                Reference is made to "Purchasing and Adding to Your Shares" in the Prospectuses for certain information as to the purchase of Fund shares. The various sales charge reductions and waivers described in the Prospectuses have been implemented to reflect the economies of scale associated with distribution activities as the amount of a sale increases, and to reflect the lower level of such activities necessary for sales to persons who are members of organized groups, participants in retirement plans, or associated with the Trust and its affiliates.


                Various sales charge reductions are available to certain qualified groups. A qualified group is a group or association or a category of purchasers which (i) is represented by a fiduciary, professional or other representative (other than a registered broker-dealer); (ii) satisfies uniform criteria which enable the Distributor to realize economies of scale in its costs of distributing shares; (iii) gives its endorsement or authorization to an investment program to assist solicitation of its membership by a broker or dealer; and (iv) complies with the conditions of purchase in any agreement entered into between the Trust and the group, representative or broker or dealer. At the time of purchase, you must furnish the Transfer Agent, either directly or through a broker or dealer, with information sufficient to permit it to verify that the purchase qualifies for a reduced sales charge.


                Each Fund offers three classes of shares: Shares of Class A are sold with an initial sales charge, shares of Class B are sold with a contingent deferred sales charge ("CDSC") and shares of Class Y are sold to eligible investors without a sales charge. Class A and Class B shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such Class. Class B shares automatically convert to Class A shares after approximately eight years.

CLASS Y SHARES

                Class Y shareholders of any Fund who terminate their qualified trust account, employee benefit account or other qualifying relationship with an institution are no longer eligible to make additional investments in the Fund's Class Y shares. The Board of Trustees has approved an automatic conversion feature whereby Class Y shares held by shareholders who have terminated their qualifying relationship on or after February 15, 1997 will be converted to Class A shares of the same Fund on the basis of the relative net asset values of the shares of the two classes on the conversion date, without incurring any fee, sales load or other charge. As Class A shareholders in a Fund, such former Class Y shareholders will be able to reinvest dividends and distributions relating to their shareholdings, but will be subject to the higher expenses associated with Class A shares. A conversion of Class Y shares for Class A shares will be a tax-free transaction for any Class Y shareholder involved in such conversion. Class Y shareholders who plan to terminate their qualified trust account, employee benefit account or other qualifying relationship and who do not wish to have their holdings converted to Class A shares may redeem their shares.

                Class Y shareholders whose qualified trust account, employee benefit account or other qualifying relationship was terminated prior to February 15, 1997 are permitted to remain as Class Y shareholders. However, such shareholders may not make additional purchases of Class Y shares, nor may they reinvest dividends and distributions in respect of their Class Y shareholdings.

SPECIMEN PRICE MARK-UP


                Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold at a maximum sales charge of 4.00% and Class B and Class Y shares are sold at net asset value. Using the Growth Stock Fund's net asset value at

July 31, 1998, an example of the determination of the maximum offering price of the Fund's shares is as follows:


        Class A
        Net asset value........................................    $17.75
        Maximum sales charge (4.00% of offering price).........      0.74
                                                                   ------
        Offering price to public...............................    $18.49
                                                                   ======
        Class B
        Net asset value and offering price to public...........    $17.72

        Class Y
        Net asset value and offering price to public...........    $17.81



                              REDEMPTION OF SHARES

                Reference is made to the section in the Prospectuses entitled "Selling Your Class Y Shares."

                The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Trust uses the following procedures to process telephone redemptions: (1) obtaining some or all of the following information: account number, name(s), social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.

REDEMPTION IN KIND

                The Trust intends to pay in cash for all shares of a Fund redeemed, but the Trust reserves the right to make payment wholly or partly in shares of readily marketable investment securities. In such cases, a shareholder may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to pay in cash all request for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period.


                             PORTFOLIO TRANSACTIONS

                The Trust has no obligation to deal with any broker-dealer or group of broker-dealers to execute transactions in its portfolio securities. In connection with its duties to arrange for the purchase and sale of each Fund's portfolio securities, Pacific Century and its Sub-Advisers select such broker-dealers ("Broker-Dealers") as will, in their judgment, implement the policy of the Trust to achieve quality execution at the most favorable prices through responsible Broker-Dealers, and in the case of agency transactions, at competitive commission rates. Pacific Century and its Sub-Advisers deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless they determine that better price or execution may be obtained by paying such commissions.

                In allocating transactions to Broker-Dealers, Pacific Century and its Sub-Advisers are authorized to consider, in determining whether a particular Broker-Dealer will provide best execution, the Broker-Dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission where it is believed that another Broker-Dealer would offer greater reliability or provide a better price or execution. In addition, Pacific Century and its Sub-Advisers have each adopted a brokerage allocation policy in reliance on Section 28(e) of the Securities and Exchange Act of 1934, permitting them to cause a Fund to pay commission rates in excess of those another Broker-Dealer would have charged if Pacific Century or the relevant Sub-Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the Broker-Dealer, viewed either in terms of the particular transaction or Pacific Century's or the Sub-Adviser's overall responsibilities as to the accounts over which it exercises investment discretion. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. If, on the foregoing basis, the transaction in question could be allocated to two or more Broker-Dealers, Pacific Century and its Sub-Advisers are authorized, in allocating portfolio trades, to consider whether a Broker-Dealer has sold shares of the Trust or any other investment company or companies having Pacific Century as its investment adviser or having the same administrator or principal underwriter as the Trust.

                Each year, Pacific Century assesses the contribution of the brokerage and research services provided by the Broker-Dealers, and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, and various investment committees each seek to evaluate the brokerage and research services they receive from Broker-Dealers and make judgments as to the level of business which would recognize such services. In addition, Broker-Dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a Broker-Dealer excluded from receiving business from Pacific Century because it has not been identified as providing research services.

                Purchases and sales of debt securities are usually principal transactions. Each of the Funds may also purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, debt securities, taxable money market securities and over the counter equities are traded on a net basis and do not involve brokerage commissions. The cost of executing these securities transactions will consist primarily of dealer spreads and underwriting commissions.

                Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                Although the Investment Adviser and Sub-Advisers make investment decisions for the Trust independently from those of their other accounts, investments of the kind made by the Funds may often also be made by such other accounts. When the Investment Adviser or a Sub-Adviser buys or sells the same security at substantially the same time on behalf of the Funds and one or more other accounts managed by the Investment Adviser or Sub-Adviser, the Investment Adviser or Sub-Adviser allocates available investments by such means as, in its judgment, result in fair treatment. The Investment Adviser or Sub-Adviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Funds and its other managed accounts, and the price paid to or received by the Funds and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Funds or the size of the position purchased or sold by the Funds.


                As a result of its investment policies, each Fund may engage in a substantial number of portfolio transactions. Accordingly, while each Fund anticipates that its annual portfolio turnover rate should not exceed 100% under normal conditions, it is impossible to predict portfolio turnover rates. A high turnover rate for a Fund's portfolio involves correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Fund. The portfolio turnover rate will not be a limiting factor when Pacific Century or a Sub-Adviser deems portfolio changes appropriate.

                For the fiscal years ended July 31, 1998, July 31, 1997, and July 31, 1996, purchase and sale transactions by U.S. Treasury Securities Fund, Short Intermediate U.S. Treasury Securities Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund did not involve brokerage commissions. The total brokerage commissions paid by Growth and Income Fund, Growth Stock Fund and New Asia Growth Fund for the fiscal years ended July 31, 1998, July 31, 1997, and July 31, 1996, are set forth in the table below:




                                           Brokerage Commissions Paid by Certain Funds
                                           -------------------------------------------
                            Total Commissions           Total Commissions           Total Commissions
                            Paid for Fiscal             Paid for Fiscal             Paid for Fiscal
                            Year Ended                  Year Ended                  Year Ended
Fund                        July 31, 1998               July 31, 1997               July 31, 1996
----                        -------------               -------------               -------------
Growth and Income Fund        $325,674                    $237,637                    $269,962

Growth Stock Fund             $730,536                    $241,913                    $355,376

New Asia Growth Fund          $233,961                    $243,253                    $ 95,781


                For the fiscal years ended July 31, 1997 and July 31, 1996, New Asia Growth Fund paid brokerage commissions of $10,992 and $7,457, respectively, to Credit Lyonnais Securities, an affiliate of Credit Lyonnais, which served as sub-adviser to the Fund until July 31, 1997. Nicholas-Applegate Capital Management (Hong Kong) LLC, the current Sub-Adviser to the New Asia Growth Fund is not affiliated with any Broker-Dealer which effects portfolio transactions for the Funds. For the fiscal year ended July 31, 1997, the percentage of the Fund's aggregate brokerage commissions paid to Credit Lyonnais Securities was 4.5%, and the percentage of the aggregate dollar amount of Fund transactions involving the payment of commissions effected through Credit Lyonnais Securities was 8.5%.

                The percentage of total portfolio transactions placed with, and related commissions paid to, firms which provided research, statistical, or other services to Pacific Century and the Sub-Adviser to the New Asia Growth Fund in connection with the management of the Funds, or in some cases, to the Funds, for the fiscal year ended July 31, 1998 are set forth below:


                                                                                  Total Commission Paid to
                                                                                   Providers of Research,
                                             Percentage of Total                    Statistical and Other
                Fund                       Portfolio Transactions                         Services
                ----                       ----------------------                         ---------
Growth Stock Fund                                 72.60%                                  $510,031

Growth and Income Fund                            50.44%                                  $149,033

New Asia Growth Fund                             100.00%                                  $233,961

                During the fiscal year ended July 31, 1998, the Funds did not acquire securities of their regular broker-dealers or of their parents, as such terms are defined in Rule 10b-1 under the 1940 Act.



                The portfolio turnover rates for each Fund for the fiscal years ended July 31, 1998 and July 31, 1997 are set forth in the table below.




                                   Portfolio Turnover Rates of the Funds
                                   -------------------------------------

                                                     Year Ended July 31,             Year Ended July 31,
Fund                                                        1998                            1997
----                                                        ----                            -----
Diversified Fixed Income Fund                              57.72%                          80.98%

Growth and Income Fund                                     75.97%                          74.83%

Growth Stock Fund                                          97.08%                          32.20%

New Asia Growth Fund                                      129.77%                         134.89%

Short Intermediate U.S. Treasury                           17.07%                          51.56%
Securities Fund

Tax-Free Securities Fund                                   10.71%                          11.07%

Tax-Free Short Intermediate                                47.10%                          29.46%
Securities Fund

U.S. Treasury Securities Fund                              11.98%                          44.90%



                      FEDERAL AND HAWAIIAN TAX INFORMATION

                The Prospectus describes generally the federal and certain Hawaiian tax treatment of distributions by the Funds. This section of the SAI includes certain additional information concerning federal and Hawaiian income taxes.

FEDERAL TAX INFORMATION

                Qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") generally requires, among other things, that (a) at least 90% of each Fund's annual gross income be derived from interest, payments with respect to securities loans, dividends, gains from the sale or other disposition of securities or options thereon, and certain related income; and (b) each Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers which the Fund controls (i.e., owns, directly or indirectly, 20% of the voting stock) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. As regulated investment companies, the Funds will not be subject to federal income tax on their net investment income and net capital gains distributed to their shareholders, provided that they distribute to their shareholders at least 90% of their net investment income and tax-exempt income earned in each year.

                A 4% nondeductible excise tax will be imposed on each Fund to the extent it does not meet certain minimum distribution requirements on a calendar year basis. This excise tax would not apply to tax-exempt income of the Tax-Free Funds. For this purpose, any income or gain retained by a Fund that is subject to tax will be considered to have been distributed by year-end. In addition, dividends and distributions declared payable as of a date in October, November or December of any calendar year are deemed under the Code to have been received by the shareholders on December 31 of that calendar year (and also will be taxable to shareholders in such year) if the dividend is actually paid in the following January. Each Fund intends to distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

                Income and dividends received by any of the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain conditions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held in the Fund. Because each of Balanced Fund, Growth and Income Fund, Growth Stock Fund, Small Cap Fund, Diversified Fixed Income Fund, Short Intermediate U.S. Treasury Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund is expected to limit their investment in foreign securities, these Funds will not be eligible to elect to "pass through" foreign tax credits to shareholders. New Asia Growth Fund and International Stock Fund invest primarily in foreign securities. If more than 50% in value of either such Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate shares of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from such Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. New Asia Growth Fund and International Stock Fund will report annually to their respective shareholders the amount per share of such withholding taxes.

                Gains or losses on sales of portfolio securities by a Fund will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where a Fund acquires a put or writes a call thereon or otherwise engages in a transaction that "tolls" the Fund's holding period. Other gains or losses on the sale of securities will be short-term capital gains or losses. The amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

                A capital gains distribution or dividend will be a return of invested capital to the extent the net asset value of an investor's shares is thereby reduced below his or her cost, even though the distribution would be taxable to the shareholder. A redemption of shares by a shareholder under these circumstances could result in a capital loss for federal income tax purposes.

                If a shareholder exchanges or otherwise disposes of shares of a Fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the Fund, or of a different fund, the sales charge previously incurred acquiring the Fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

                Any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

                If an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.

                If securities are sold by a Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

                The amount of any gain or loss realized by a Fund on closing out a futures contract will generally result in a realized capital gain or loss for tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. In this regard, they will be deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net realized gain or loss from any actual sales, will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the marked to market rule and the "60%/40%" rule. Newly-enacted Code Section 1259 will require the recognition of gain (but not loss) if a Fund makes a "constructive sale" of an appreciated financial position (e.g., debt instruments and stock). A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

                Currency transactions may be subject to Section 988 of the Code, under which foreign currency gains or losses would generally be computed separately and treated as ordinary income or losses. The Funds will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

CLASS B SHAREHOLDERS

                No gain or loss will be recognized by a shareholder upon the conversion of Class B shares to Class A shares.

FOREIGN SHAREHOLDERS

                Under the Code, distributions of net investment income (including distributions of short-term capital gains) by a Fund to a nonresident alien individual, nonresident alien fiduciary of a trustor estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at the rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net capital gains derived by non-resident aliens or foreign entities that are not effectively connected with a U.S. trade or business are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax if the individual is physically present in the U.S. for more than 182 days during the taxable year (in which case the individual may be treated as a U.S. resident in any event).

OTHER MATTERS

                Investors should be aware that the investments to be made by the Funds may involve sophisticated tax rules such as the original issue discount, marked to market and real estate mortgage investment conduit ("REMIC") rules that would result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case a Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

SPECIAL TAX CONSIDERATIONS FOR NEW ASIA GROWTH FUND AND
INTERNATIONAL STOCK FUND


                Due to investment laws in certain developing countries in Asia, it is anticipated that investments by New Asia Growth Fund and International Stock Fund in equity securities in such countries will consist primarily of shares of investment companies (or similar investment entities) organized under foreign law or of ownership interests in special accounts, trusts or partnerships, and International Stock Fund may make similar investments. Each such Fund may invest up to 10% of its total assets in securities of closed-end investment companies. If a Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. federal income tax purposes. The Fund may be subject to U.S. federal income tax, and an additional tax in the nature of interest, on a portion of the distributions from such a company and on gain from the disposition of the shares of such company (collectively referred to as "excess distributions"), even if such excess distributions are paid by the Fund as a dividend to its shareholders. A Fund may be eligible to make an election with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs. Alternatively, a Fund may elect to "mark-to-market" at the end of each taxable year all shares that it holds in PFICs. If it makes this election, the Fund will recognize as ordinary income any increase in the value of such shares. Unrealized losses, however, will not be recognized. By making the mark-to-market election, a Fund can avoid imposition of the interest charge with respect to its distributions from PFICs, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock.

SPECIAL TAX CONSIDERATIONS FOR THE TAX-FREE FUNDS

FEDERAL TAX INFORMATION

                The portion of total dividends paid by each of the Tax-Free Funds with respect to any taxable year that qualifies for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders of the Fund receiving dividends during such year. In order for a Tax-Free Fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the Fund's assets must consist of tax-exempt securities. In addition, the Fund must distribute 90% of the aggregate interest excludable from gross income (net of non-deductible expenses) and 90% of the investment company taxable income earned by it during the taxable year. Within 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103(a) of the Code received by such Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. In addition, market discount earned on tax-exempt obligations will not qualify as tax-exempt income.

                The Code treats interest on private activity bonds, as defined therein, as an item of tax preference subject to an alternative minimum tax on individuals and corporations at the applicable tax rates. Further, exempt-interest dividends are includable in adjusted current earnings in calculating corporate alternative minimum taxable income. Except for temporary defensive purposes, the Trust will not invest in the types of Municipal Obligations which would give rise to interest that would be treated as a preference subject to alternative minimum taxation if more than 20% of its net assets would be so invested, and may refrain from investing in that type of bond completely.

                In addition, any loss realized by a shareholder upon the sale or redemption of shares of a Fund held less than six months is disallowed to the extent of any exempt-interest dividends received by the shareholder.

                Shareholders who may be "substantial users" (or related persons of substantial users) with respect to municipal securities held by a Tax-Free Fund should consult their tax advisers to determine whether exempt-interest dividends paid by the Fund with respect to such obligations retain their federal exclusions.

HAWAIIAN TAX INFORMATION

                The Tax-Free Funds, and dividends and distributions made by the Tax-Free Funds to Hawaii residents, will generally be treated for Hawaii income tax purposes in the same manner as they are treated under the Code for federal income tax purposes. If at the close of each quarter of a Tax-Free Fund's taxable year at least 50% of the value of its total assets consists of obligations the interest on which, if such obligations were held by an individual, would be exempt from Hawaii personal income tax (under either the laws of Hawaii or of the United States), the Fund will be entitled to pay dividends to its shareholders which will be exempt from Hawaii personal income tax. Similar exemptions may be available in other states with regard to the portion of tax-exempt dividends attributable to interest exempt from state taxation under federal law. Under Hawaii law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaii income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaii income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.)

                Interest on Hawaiian Municipal Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii franchise tax. This tax applies to banks, building and loan associations, industrial loan companies, financial corporations, and small business investment companies.

                Persons or entities who are not Hawaii residents should not be subject to Hawaii income taxation on dividends and distributions made by the Trust but will be subject to other state and local taxes.

OTHER MATTERS

                Shares of the Tax-Free Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R.10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from such Funds. Such dividends would be ultimately taxable to the beneficiaries when distributed to them.


                               GENERAL INFORMATION

CAPITALIZATION


                The Trust was organized as a Massachusetts business trust on October 30, 1992, and currently consists of twelve separately managed series. The Board of Trustees may establish additional series in the future. Each series has unlimited transferable shares of beneficial interest, with no par value. When issued in accordance with the terms and procedures described in their respective Prospectuses, shares of the Funds are fully paid, non-assessable and freely transferable.


                Each series is comprised of three classes of shares -- Class Y, Class A, and Class B. The Classes generally have identical rights with respect to the series of which they are a part, but there are certain matters which affect one class but not another. Currently, the only such matters are the existence of Distribution and Shareholder Service Plans with respect to each of Class A and Class B shares but not Class Y shares, the absence of any sales load with regard to the purchase of the Class Y shares, and the fact that a salesperson or any other person entitled to receive compensation for selling or servicing Class A, Class B or Class Y shares may receive different compensation with respect to one such Class over the other Class in the same Fund. Class A and Class B shares have different sales charges and other expenses which may affect performance. The Trust has a Prospectus for Class Y shares and separate Prospectuses for Class A and B shares of various Funds. Prospectuses may be obtained by calling the telephone number listed on the first page of the Prospectus.

VOTING

                Shareholders have the right to vote on the election of Trustees and on any and all matters as to which, by law or the provisions of the Declaration of Trust of the Trust, they may be entitled to vote. All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by class or series, except where voting by class or series is required by law or where the matter involved affects only one class or series.

                When certain matters affect one class but not another, the shareholders will vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the advisory agreement is a matter to be determined separately by Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Funds to approve the proposal as to those Funds.

                As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

                The Trust will dispense with annual meetings of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

                Each share of a class of a Fund represents an equal proportional interest in that Fund or portfolio with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund or portfolio as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution, in such manner and on such basis as the Trustees in their sole discretion may determine.

                Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

SHAREHOLDER LIABILITY

                Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of a Fund's property for any losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

PRINCIPAL SHAREHOLDERS


                As of October 26, 1998 the persons set forth below were known by the Trust to own of record or beneficially 5% or more of the Class A, Class B or Class Y shares, as applicable, of the indicated Fund. Unless otherwise indicated, the address of STROBRO, REINCO and HAWCO is Pacific Century Trust, P.O. Box 3170, Honolulu, HI 96802. In addition, unless otherwise indicated, the address of BHC Securities, Inc. is Attn: Mutual Funds, 1 Commerce Street, 2005 Market Street, Suite 12000, Philadelphia, PA 19103.

                                                       Percentage of Shares Held
                                                       of Record Or Beneficially
                                                       -------------------------
CLASS Y SHARES

Diversified Fixed Income Securities Fund

STROBRO                                                          77.26%

HAWCO                                                            21.51%

Growth and Income Fund

STROBRO                                                          68.17%

HAWCO                                                            27.16%

Growth Stock Fund

STROBRO                                                          81.90%

HAWCO                                                            12.27%

New Asia Growth Fund

Vanguard Fiduciary Trust Company                                  6.51%
P.O. Box 2600
V.M. 421
Valley Forge, PA 19482

HAWCO                                                            21.14%

REINCO                                                           13.17%

STROBRO                                                          54.49%

Short Intermediate U.S. Treasury
Securities Fund

STROBRO                                                          96.34%

Tax-Free Securities Fund

STROBRO                                                          98.68%

Tax-Free Short Intermediate Securities
Fund

STROBRO                                                          97.85%

U.S. Treasury Securities Fund

REINCO                                                           96.26%


CLASS A SHARES

Diversified Fixed Income Fund

BHC Securities Inc.                                              91.29%

Growth and Income Fund

BHC Securities Inc.                                              86.41%

Growth Stock Fund

BHC Securities Inc.                                              73.77%

Arrow & Co.                                                       9.53%

New Asia Growth Fund

Merrill Lynch Pierce Fenner & Smith                              11.90%
Incorporated
4800 Deer Lake Drive East, 3rd Floor
Mutual Fund Operations
Jacksonville, Florida 32246

BHC Securities, Inc.                                             83.33%

Short Intermediate U.S. Treasury
Securities Fund

BHC Securities, Inc.                                             88.31%

Merrill Lynch Pierce Fenner & Smith                               5.90%
Incorporated
4800 Deer Lake Drive East, 3rd Floor
Mutual Fund Operations
Jacksonville, Florida 32246

Tax-Free Short Intermediate Securities
Fund

BHC Securities, Inc.                                             83.89%

U.S. Treasury Securities Fund

Hugh Shearer Trustee                                              6.08%
P.O. Box 3196
Honolulu, HI 96801

BHC Securities, Inc.                                             78.27%

Merrill Lynch Pierce Fenner & Smith                              10.91%
Incorporated
4800 Deer Lake Drive East, 3rd Floor
Mutual Fund Operations
Jacksonville, Florida 32246

Tax-Free Securities Fund

Douglas Philpotts                                                13.07%
TRST Douglas Philpotts Trust I
DTD 4/28/92
206 Oluolu PL
Kula, Hawaii 96790

Arrow & Co.                                                      16.13%
MO 2-1
P.O. Box 30010
Durham, North Carolina 27702-3010

BHC Securities, Inc.                                             32.00%

First Hawaiian Bank                                              12.85%
TRST Robert C & Helen F Nicols Trust
DTD 6/16/97
P.O. Box 3708
Honolulu, Hawaii 96813


CLASS B SHARES

Diversified Fixed Income Securities Fund

BHC Securities, Inc.                                             20.48%

Growth Stock Fund

BHC Securities, Inc.                                              5.04%

New Asia Growth Fund

Merrill Lynch Pierce Fenner & Smith                              24.50%
Mutual Fund Operations
4800 Deer Lake Dr East, 3rd Floor
Jacksonville, Florida 32246

BHC Securities, Inc.                                             33.59%

Tax-Free Securities Fund

BHC Securities, Inc.                                             91.34%

                                    CUSTODIAN

                Union Bank of California, ("Bank of California") has been retained as Custodian for New Asia Growth Fund and International Stock Fund. Bank One Trust Company, N.A. ("Bank One") has been retained as Custodian for the other Funds. With regard to each Fund, the relevant Custodian, among other things, maintains a custody account or accounts in the name of the Fund; receives and delivers all assets for the Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of the Fund. For its services as Custodian, Bank One and Bank of California, each receives an asset-based fee.


                        INDEPENDENT AUDITORS AND COUNSEL

                Ernst & Young LLP serves as the independent auditors for the Trust. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with certain Commission filings. Its office is located at One Columbus, Suite 2300, 10 West Broad Street, Columbus, Ohio 43215.

                Paul, Hastings, Janofsky & Walker LLP serves as legal counsel for the Trust. Its office is located at 555 South Flower Street, Los Angeles, California 90071.


                              FINANCIAL INFORMATION

                The Trust's 1998 Annual Report to Shareholders accompanies this SAI. The financial statements in such Annual Report are incorporated in this SAI by reference. Such financial statements have been audited by the Trust's independent auditors, Ernst & Young LLP, whose report thereon appears in such Annual Report. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing. Additional copies of the Trust's 1998 Annual Report to Shareholders may be obtained at no charge by telephoning the Trust at the number on the front page of this SAI.

                             REGISTRATION STATEMENT

                The Registration Statement, including the Prospectus, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectus or the Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                   APPENDIX A
                       RATINGS OF FIXED INCOME SECURITIES

                The following is a description of the ratings given by Moody's Investor Service, Inc. ("Moody's"), Duff & Phelps, Inc. ("D&P"), Fitch Investor Service ("Fitch"), Standard & Poor's Corporation ("S&P"), IBCA Limited("IBCA") and Thompson Bank Watch ("Thompson"), each an NRSRO, to corporate bonds and commercial paper.

CORPORATE BOND RATINGS

MOODY'S:

                Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

                A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

                Caa - Bonds rated Caa are of poor standing. Such issues maybe in default or there may be present elements of danger with respect to principal or interest.

                Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P:

                AAA - This is the highest rating assigned by Standard &Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

                AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

                BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

                CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                CC - The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

                C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied

                CCC -- debt rating. The Crating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

                CI - The rating CI is reserved for income bonds on which no interest is being paid.

                D - Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

        Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.


                Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

                L - The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

                * - Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

                NR - Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

                Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

D&P:

                AAA - Bonds rated AAA are judged to be of highest credit quality and carry the smallest amount of investment risk.

                AA - Bonds rated AA are of high credit quality, but modest risk may vary over time due to economic conditions.

                A - Bonds rated A have average but adequate protection, but risk is more variable and greater in periods of economic stress.

                BBB - Bonds rated BBB offer below average protection which is still considered sufficient for prudent investment.

                The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show a security's relative standing within its category.

FITCH:

                AAA - Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                AA - Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                A - Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                BB - Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                B - Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                CCC - Bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                CC - Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

                C - Bonds rated C are in imminent default in payment of interest or principal.

                DDD- DD- and D- Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

THOMSON:

                Thomson rates only bank debt.

                AAA - Bonds rated AAA have a very high ability to pay interest and principal on a timely basis.

                AA - Bonds rated AA have a superior ability to pay interest and repay principal with limited incremental risk versus AAA bonds.

                A - Bonds rated A have a strong ability to repay principal and interest, but could be more vulnerable to adverse internal and external developments.

                BBB - Bonds rated BBB have an acceptable capacity to pay interest and repay principal and are more vulnerable to risk than higher-rated obligations.

                BB, B, CCC, and CC, designations are assigned by Thomson to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. BB indicates the lowest degree of speculation and CC the highest degree of speculation. The D designation indicates that the long-term debt is in default.

                The ratings from AAA through CC may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

IBCA:

                AAA - Bonds rated AAA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

                AA - Bonds rated AA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

                A - Bonds rated A have a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                BBB - Bonds rated BBB have a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

                BB, B, CCC, CC, and C Bonds are speculative. BB represents the lowest degree of speculation and indicates a possibility of investment risk developing. C represents the highest degree of speculation and indicates that the obligations are currently in default.

                IBCA may append a rating of plus (+) or minus (-) to a rating to denote a relative status within major rating categories.

CORPORATE COMMERCIAL PAPER RATINGS

MOODY'S:

                The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.

                Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                P-1 (Prime-1) - Issuers rated P-1 have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

                - Leading market positions in well established industries
                - High rates of return on funds employed

                - Conservative capitalization structures with moderate reliance on debt and ample asset protection
                - Broad margins in earnings coverage of fixed financial charges and high internal cash generation
                - Well established access to a range of financial markets and assured sources of alternate liquidity

                P-2 (Prime-2) - Issuers rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be subject to more variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                P-3 (Prime-3) - Issuers rated P-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                Issuers rated Not Prime do not fall within any of the Prime rating categories.

                If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

S&P:

                A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

                A - Issues rated A are regarded as having the greatest capacity for timely payment. Bonds in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                A-1 - Issues rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Commercial paper with overwhelming safety characteristics will be rated A-1+.

                A-2 - Issues rated A-2 have a strong capacity for timely payments on issues. However, the relative degree of safety is not as high as for issues designated "A-1."

                A-3 - Issues rated A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                B - Issues rated B are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

                C - Issues rated C are short-term debt obligations with a doubtful capacity for payment.

                D - This rating indicates that the issue is either in default or is expected to be in default upon maturity.

D&P:

                Duff 1+ - The Duff 1+ rating for corporate commercial paper indicates the highest certainty of timely payment. Corporate commercial paper with very high certainty of payment, excellent liquidity and minor risk will be rated Duff 1. Corporate commercial paper with high certainty of timely payment, strong liquidity and very small risk will be rated Duff 1- .

                Duff 2 - The Duff 2 rating for corporate commercial paper indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital market is good. Risk factors are small.

FITCH:

                F-1 - The highest rating for corporate paper is F-1+. Issuers so rated have exceptionally strong credit quality. Issuers rated F-1 have very strong credit quality, reflecting assurance of timely payment only slightly less in degree than F-1+ issues.

                F-2 - Issuers rated F-2 have good credit quality and satisfactory degree of assurance of timely payment, reflecting the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON:

                TBW-1 - The TBW-1 rating reflects a very high degree of likelihood that principal and interest will be timely repaid and paid.

                TBW-2 - Bank commercial paper rated TBW-2 has a strong degree of safety regarding payment.

                TBW-3 - Bank commercial paper rated TBW-3 is the lowest investment grade category, reflecting an adequate capacity to timely service principal and interest but more exposure to adverse internal and external developments than higher-rated issues.

                TBW-4 - Bank commercial paper rated TBW-4 indicates that the debt is regarded as non-investment grade and therefore speculative.

CORPORATE NOTE RATINGS

S&P:

                The two highest ratings for corporate notes are SP-1 and SP-2.

                SP-1 - Notes rated SP-1 reflect a very strong or strong capacity to pay principal and interest. Note issues with overwhelming safety characteristics will be rated SP-1+.

                SP-2 - Notes rated SP-2 reflect a satisfactory capacity to pay principal and interest.

                                     PART C

                                OTHER INFORMATION


Item 23.          Exhibits.



    Exhibit
    Number             Description
    ------            --------------

    (a-1)*        - Declaration of Trust


    (a-2)*        - Amendment No. 1 to Declaration of Trust


    (a-3)*        - Amendment No. 2 to Declaration of Trust


    (a-4)         - Amendment No. 3 to Declaration of Trust

    (a-5)         - Form of Amendment No. 4 to Declaration of Trust


    (b)*          - By-Laws


    (c)           - Instruments Defining Rights of Shareholders
                  (incorporated by reference to Exhibits a and b above.)

    (d-1)* - Investment Advisory Agreement between Hawaiian Trust Company, Limited and the Registrant, dated as of October 29, 1993 ("Investment Advisory Agreement")

    (d-2)*        - Addendum to Investment Advisory Agreement


    (d-3)** - Form of Amended Schedule A and Amended Addendum to Investment Advisory Agreement


    (d-4)* - Sub-Advisory Agreement among the Registrant, Pacific Century Trust and Nicholas-Applegate Capital Management (Hong Kong) LLC


    (d-5)** Form of Sub-Advisory Agreement among the Registrant, Pacific Century Trust and Nicholas-Applegate Capital Management


    (e-1)* - Distribution Agreement between BISYS Fund Services (formerly, The Winsbury Company Limited Partnership) and the Registrant, dated as of October 29, 1993, as amended ("Distribution Agreement")


    (e-2)**       - Amended Schedules A and B to Distribution Agreement


    (e-3)*        - Form of Selling Agreement

    (f)           - Not applicable

    (g-1)*     - Form of Custodian Agreement between Bank One Trust
               Company, N.A. and the Registrant, on behalf of Balanced Fund, Diversified Fixed Income Fund, Growth and Income Fund, Growth Stock Fund, Short Intermediate U.S. Treasury Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund

    (g-2)*     - Custodian Agreement among Union Bank of California,
               Hawaiian Trust Company, Limited, and the Registrant on behalf of New Asia Growth Fund.


    (h-1) - Form of Administration Agreement between BISYS Fund Services Ohio, Inc. and the Registrant

    (h-5) - Form of Fund Accounting Agreement between BISYS Fund Services Ohio, Inc. and the Registrant



    (h-6)      - Transfer Agency Agreement between BISYS Fund Services, Inc.
               and the Registrant, dated as of February 1, 1998 ("BISYS Transfer Agency Agreement")

    (h-7)     - Amended Schedule A to the BISYS Transfer Agency Agreement



    (i-1)*     - Opinion and Consent of Counsel


    (i-2) - Opinion and Consent of Counsel with respect to International Stock Fund, Small Cap Fund and Value Fund



    (j-1)      - Consent of Independent Auditors


    (k)        - Not Applicable

    (l)*       - Form of investment letter

    (m-1)* - Class A Distribution and Shareholder Service Plan between the Registrant and BISYS Fund Services
               (formerly, The Winsbury Company), dated as of October
               29, 1993

    (m-2)*     - Amended Appendix A to the Distribution and Shareholder
               Service Plan

    (m-3)* - Class B Distribution and Shareholder Service Plan between the Registrant and BISYS Fund Services
               (formerly, The Winsbury Company), dated as of
               September 26, 1997


    (n)        Financial Data Schedules



    (o)**      Rule 18f-3 Plan

    (p-1)*     Powers of Attorney for Irimga McKay, Douglas Philpotts, Richard
               W. Gushman, II, Stanley W. Hong, Russell G. Okata, Oswald K. Stender, and Craig Warren


    (p-2)**    Power of Attorney for Walter J. Laskey


----------------------------------


* Filed as an exhibit to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A on September 30, 1997 and incorporated herein by reference.

** Filed as an exhibit to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A on September 16, 1998 and incorporated herein by reference.



Item 24.          Persons Controlled by or under Common Control with Registrant.


                  None.


Item 25.          Indemnification.

                  Section 5.2 of the Registrant's Declaration of Trust, filed herewith as Exhibit 23(a), provides for indemnification of the Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

                  Section 7 of the Registrant's Fund Account Agreement, filed herewith as Exhibit 23(h), provides for the indemnification of the Registrant's Fund Accounting Agent, and its directors, officers, employees and agents against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving Disabling Conduct. Section
1.11 of the Registrant's Distribution Agreement, filed herewith as Exhibit 23(e), provides for the indemnification of the Registrant's Distributor against certain liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct; and
Section 1.12 of such Agreement provides for indemnification by the Distributor of the Registrant's trustees and officers against certain liabilities incurred by them in connection with the Distributor's activities.

                  The Registrant has obtained a trustees' and officers' liability policy covering certain types of errors and omissions.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Adviser and Sub-Advisers.


                  Pacific Century Trust serves as investment adviser to all of the Registrant's investment portfolios. To the knowledge of the Registrant, none of the trustees or executive officers of Pacific Century Trust is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of director, officer, employee, partner or trustee, except as set forth below:


==========================================================================================
                                                    Principal Business(es) During at Least
Name                             Position(s)        the Last Two Fiscal Years
------------------------------------------------------------------------------------------
William E. Aull                  Director           President, Hawaii Pacific University
                                                    Owner/Manager, various Australian
                                                    cattle/sheep ranches.
------------------------------------------------------------------------------------------
Herbert M. Richards, Jr.         Director           President and Manager, Kahua Ranch,
                                                    Ltd.
------------------------------------------------------------------------------------------
K. Tim Yee                       Director           President and Chief Executive
                                                    Officer Queen Emmu Foundation
------------------------------------------------------------------------------------------
Frank McGee                      Senior Vice        Riggs National Bank
                                 President
------------------------------------------------------------------------------------------


                  Nicholas-Applegate Management (Hong Kong) LLC ("Nicholas-Applegate") serves as sub-adviser to New Asia Growth Fund. During the two fiscal years ended December 31, 1997, Nicholas-Applegate has engaged principally in the business of providing investment services to institutional and other clients. All of the additional information required by this Item 26 with respect to Nicholas-Applegate is set forth in its Form ADV, as amended (File No. 801-54681), which is incorporated herein by reference.

                  Nicholas-Applegate Capital Management ("NACM") serves as sub-adviser to Small Cap Fund and International Stock Fund. During the two fiscal years ended December 31, 1997, Nicholas-Applegate has engaged principally in the business of providing investment services to institutional and other clients. All of the additional information required by this Item 26 with respect to Nicholas-Applegate is set forth in its Form ADV, as amended (File No. 801-21442), which is incorporated herein by reference.


Item 27.          Principal Underwriter.

                  (a) BISYS Fund Services (formerly known as The Winsbury Company) acts as distributor and administrator for the Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, American Performance Funds, AmSouth Mutual Funds, The ARCH Fund, Inc., The BB&T Mutual Funds Group, The Coventry Group, ESC Strategic Funds, Inc., The Eureka Funds, Fountain Square Funds, Hirtle Callaghan Trust, HSBC Family of Funds, The Infinity Mutual Funds, Inc., Intrust Funds, The Kent Funds, Magna Funds, Meyers Investment Trust, MMA Proxis Mutual Funds, M.S.D.& T. Funds, Parkstone Group of Funds, The Parkstone Advantage Funds, Pegasus Funds, Puget Sound Alternative Investment Series Trust, The Republic Funds Trust, The Republic Advisors Funds Trust, The Riverfront Funds, Inc., SBSF Funds, Inc. dba Key Mutual Funds, Sefton Funds, The Sessions Group, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Funds, and Vintage Mutual Funds, Inc., each of which is a management investment company. The parent of BISYS Fund Services, Inc. (the sole general partner of BISYS Fund Services) is The BISYS Group, Inc.


                (b) The following are the directors, officers and partners of BISYS Fund Services:



==========================================================================================
                                 Positions and              Positions and
Name and Principal               Offices with               Offices with
Business Addresses               BISYS Fund Services        the Registrant
------------------------------------------------------------------------------------------
The BISYS Group, Inc.            Sole Shareholder           None
150 Clove Road
Little Falls, NJ 07424
------------------------------------------------------------------------------------------
BISYS Fund Services, Inc.        Sole General Partner       None
3435 Stelzer Road
Columbus, OH 43219
------------------------------------------------------------------------------------------
WC Subsidiary Corporation        Sole Limited Partner       None
150 Clove Road
Little Falls, NJ 07424
------------------------------------------------------------------------------------------


                  (c) Not applicable.


Item 28.          Location of Accounts and Records.

                  Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:


         (1)      Pacific Capital Funds
                  3435 Stelzer Road
                  Columbus, OH 43219-3035
                  Attention: Secretary
                  (Registrant)

         (2)      Pacific Century Trust
                  Financial Plaza of the Pacific
                  111 S. King Street
                  Honolulu, Hawaii  96813
                  Attention:  Trust Investments
                  (Investment Adviser)


         (3)      BISYS Fund Services
                  3435 Stelzer Road
                  Columbus, OH 43219
                  (Administrator and Distributor)


         (4)      Nicholas-Applegate Management (Hong Kong) LLC
                  8 Connaught Place
                  Hong Kong
                  (Sub-Adviser)

         (5)      Nicholas-Applegate Capital Management
                  600 West Broadway
                  San Diego, California 92130
                  (Sub-Adviser)


Item 29.          Management Services.

                  None.


Item 30.          Undertakings.

                  Not Applicable.

                                   SIGNATURES




                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, and State of California on the 30th day of November, 1998.



                                              PACIFIC CAPITAL FUNDS

                                              By: /s/ IRIMGA MCKAY
                                                  -----------------------------
                                                      Irimga McKay
                                                      President


                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:



Signature                            Title                                Date
---------                            -----                                ----
/s/ IRIMGA MCKAY                     President                            November 30, 1998
----------------------               (Principal Executive
(Irimga McKay)                       Officer)

             *                       Treasurer (Principal
----------------------               Financial and Accounting
(Craig Warren)                       Officer)

             *                       Trustee and Chairperson
----------------------
(Walter J. Lasky)

             *                       Trustee
----------------------
(Douglas Philpotts)

             *                       Trustee
----------------------
(Richard W. Gushman, II)

              *                      Trustee
----------------------
(Stanley W. Hong)



Signature                            Title                                Date
---------                            -----                                ----
              *                      Trustee
----------------------
(Russell K. Okata)

              *                      Trustee
----------------------
(Oswald K. Stender)


*By   /s/ IRIMGA MCKAY                                                    November 30, 1998
----------------------
(Irimga McKay
 Attorney-in-Fact)

                                  EXHIBIT INDEX

                              PACIFIC CAPITAL FUNDS
                       Post-Effective Amendment No. 12 to
                        Form N-1A Registration Statement



    (a-4)      Amendment No. 3 to Declaration of Trust

               Resolutions of the Board of Trustees at a Regular Meeting held on September 26, 1997

    (a-5)      Form of Amendment No. 4 to Declaration of Trust

               Resolutions of the Board of Trustees at a Regular Meeting held on September 18, 1998

    (h-1) Form of Administration Agreement between BISYS Fund Services Ohio, Inc. and the Registrant

    (h-5) Form of Fund Accounting Agreement between BISYS Fund Services Ohio Inc. and the Registrant

    (h-6)      Transfer Agency Agreement between BISYS Fund Services, Inc.
               and the Registrant, dated as of February , 1998 ("BISYS Transfer Agency Agreement")

    (h-7)      Amended Schedule A to the BISYS Transfer Agency Agreement

    (i-2) Opinion and Consent of Counsel with respect to International Stock Fund, Small Cap Fund and Value Fund

    (j-1)      Consent of Independent Auditors

    (n)        Financial Data Schedules